iShares Russell Series

                                                                  ANNUAL REPORT
                                                                  March 31, 2001

[LOGO OF ISHARES]


                                                         The way you invest now.
                                                                    Only better.

TABLE OF CONTENTS



Shareholder Letter...............................................    1
Market Overview..................................................    2
Managers' Discussion & Analysis..................................    3
Schedules of Investments.........................................   13
   iShares Russell 3000 Index Fund...............................   13
   iShares Russell 3000 Growth Index Fund........................   45
   iShares Russell 3000 Value Index Fund.........................   65
   iShares Russell 2000 Index Fund...............................   86
   iShares Russell 2000 Growth Index Fund........................  106
   iShares Russell 2000 Value Index Fund.........................  120
   iShares Russell 1000 Index Fund...............................  133
   iShares Russell 1000 Growth Index Fund........................  144
   iShares Russell 1000 Value Index Fund.........................  150
Financial Statements.............................................  158
Financial Highlights.............................................  164
Notes to the Financial Statements................................  166
Report of Independent Accountants................................  173
Tax Information (Unaudited)......................................  174
Supplemental Information (Unaudited).............................  175

TO OUR SHAREHOLDERS

The iShares Funds' annual period ended March 31, 2001 was one of continued market volatility. Significant events during this period include:

- The Federal Reserve Board (the "Fed") raised rates 0.50% at its May 16, 2000 meeting. This increase was the sixth in 12 months and brought the Federal Funds rate to 6.5%.

- The Fed subsequently lowered rates three times in the first three months of 2001. Its first cut, on January 3, 2001, surprised markets by occurring outside of a regularly scheduled meeting of the Federal Open Market Committee
   (FOMC).

- The price of crude oil rose to $37.20 a barrel, the highest level since November of 1990.

-  The euro sank to a 21-month low since its introduction in January 1999.

- For the first time in modern history, the U.S. presidential election failed to produce a clear winner for more than a month.

- The Nasdaq experienced its worst first quarter performance in history, and the S&P 500 Index experienced its worst first quarter in 23 years.

As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

ISHARES FUNDS                                                           MAY 2001

--------------------------------------------------------------------------------
iSHARES SHAREHOLDER LETTER                                                PAGE 1

MARKET OVERVIEW

After a bumpy ride, U.S. equity markets delivered poor results for the one year period ended March 31, 2001. Large-capitalization stocks were hit harder than small caps during the year: the Russell 1000 Index declined 21.82% for the period, while small-cap stocks, as measured by the Russell 2000 Index dropped a relatively muted 14.14% over the same period.

Interest rate concerns dominated many investors' attention at the beginning of the period. On May 16, 2000, the Federal Reserve Board (the "Fed") instituted its sixth interest rate hike in 12 months, amid continued signs of an overheated economy. However, as the year unfolded and the economic landscape moved from an inflationary environment to one of sluggish growth, this would prove to be the last interest rate increase for the period. During the course of the year, many investors' worries went from fears of an economy that was growing too rapidly to fears of one that was growing too slowly, and the Fed reversed its stance from raising interest rates in an effort to stem inflation to cutting rates in an effort to stimulate growth.

By the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Fed's desired "soft landing," and the Fed chose to leave rates unchanged at its June meeting. August brought more encouraging economic reports: U.S. factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June. As the summer progressed, economic data continued to point to a slowing economy. A record drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. The positive data led to another pause in Fed tightening, and markets welcomed the news with a strong rally in late August.

With concerns about inflation apparently behind them, many investors began to focus on new areas for worry. The price of crude oil, which had been climbing during the year, reached a 10-year high in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Investors' concerns about the impact that these factors would have on corporate earnings were realized as industry leaders announced that they would fail to meet earnings expectations. During the fourth quarter of 2000, investors began to shift from growth stocks, particularly technology companies, to shares of more value-oriented stocks.

By December 2000, worries that the economy was heading for a recession began to mount. Economic news suggested that the economy's growth rate had slowed from 5% in the first half of the year to less than 2.5% in the second half. In January, consumer confidence, marked as "the critical factor" by Federal Reserve Chairman Alan Greenspan, plunged to its lowest level in four years. In response, the Fed cut rates twice during the month of January, by a total of one percent. Markets welcomed the Fed's actions with a rally, but resumed their decline in February when a new wave of earnings disappointments and profit warnings emerged. Announcements of job cuts helped to drive markets lower through the quarter. In March, the Fed lowered rates an additional 0.50%. Investors, however, responded negatively to the 0.50% cut, hoping for a more aggressive 0.75% cut. Markets reflected the disappointed investor sentiment during the quarter: the Nasdaq posted its worst first quarter in history, and the S&P 500 Index logged its worst first quarter in 23 years. The Russell 2000 Index also sank, losing 6.51% for the quarter.

--------------------------------------------------------------------------------
PAGE 2                                                                   iShares

MANAGERS' DISCUSSION & ANALYSIS

                        iSHARES RUSSELL 3000 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------


                                                                          INCEPTION TO MARCH 31, 2001
                                                          ------------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX            MARKET*                    NAV**
                  ----                    --------------  --------  ------------------------  ------------------------

iShares Russell 3000 Index Fund               05/22/00    (15.78)%               (15.28)%                  (15.90)%
iShares Russell 3000 Growth Index Fund        07/24/00    (40.66)%               (37.62)%                  (40.62)%
iShares Russell 3000 Value Index Fund         07/24/00      3.73%                  4.67%                     3.60%
----------------------------------------------------------------------------------------------------------------------

 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)

**  Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                SECTOR BREAKOUT
                                ---------------

           [GRAPH]

RUSSELL 3000 INDEX

Autos & Transportation   2.22%
Consumer Discretionary  12.37%
Consumer Staples         6.54%
Financial Services      20.46%
Health Care             14.18%
Integrated Oils          3.97%
Materials & Processing   3.06%
Other                    5.00%
Other Energy             2.78%
Producer Durables        3.42%
Technology              16.24%
Utilities                9.76%


           [GRAPH]

RUSSELL 3000 GROWTH INDEX



Autos & Transportation   0.58%
Consumer Discretionary  15.68%
Consumer Staples         4.54%
Financial Services       4.19%
Health Care             22.62%
Integrated Oils          0.03%
Materials & Processing   0.59%
Other                    8.41%
Other Energy             2.67%
Producer Durables        3.02%
Technology              34.75%
Utilities                2.92%


           [GRAPH]

RUSSELL 3000 VALUE INDEX



Autos & Transportation   3.33%
Consumer Discretionary  10.12%
Consumer Staples         7.91%
Financial Services      31.53%
Health Care              8.44%
Integrated Oils          6.65%
Materials & Processing   4.74%
Other                    2.68%
Other Energy             2.85%
Producer Durables        3.70%
Technology               3.64%
Utilities               14.41%

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 3

The broad U.S. equity market, as measured by the Russell 3000 Index, experienced a tumultuous period from May 22, 2000 through March 31, 2001. The iSHARES RUSSELL 3000 INDEX FUND, launched on May 22, 2000, seeks to track the performance of the Russell 3000 Index. From the Fund's inception date through March 31, the Index fell (15.78)%. The iSHARES RUSSELL 3000 GROWTH INDEX FUND and RUSSELL 3000 VALUE INDEX FUND, both launched on July 24, 2000, seek to track the growth and value components of the Russell 3000 Index as represented by the Russell 3000 Growth Index and the Russell 3000 Value Index, respectively. From July 24, 2000 through March 31, 2001 (the "reporting period"), the Russell 3000 Growth Index declined 40.66%, while the Russell 3000 Value Index gained 3.73%.

From the iShares Russell 3000 Index Fund's inception through the summer, markets experienced considerable month-to-month volatility. Throughout the period, market performance was a barometer of investors' confidence level about the state of the U.S. economy, and stock prices rose and sank in response to the most recent economic reports. By the end of September, the effects of global economic events--higher domestic interest rates, a declining European currency, and increasing oil prices--combined to put downward pressure on markets and create fears about the prospects for future economic growth in the U.S.

After raising rates at its May 16 meeting, the Federal Reserve Board (the "Fed") elected not to raise them again at the June and August meetings. Despite a jump in the Consumer Price Index for July, which tested some investors' concerns about the economy and briefly pushed down stock prices, the Fed's pause in tightening brought relief to investors and lifted equity markets. However, many investors found new concerns. As oil prices reached historic highs, investors became anxious about the sustainability of corporate earnings levels. Adding to investor concern, the euro sank to record lows, and those companies with exposure to European markets came under fire. In particular, Intel announced in September that it would not meet its revenue forecasts for the third quarter, blaming the weakness in European markets due to the declining euro.

By October, many investors began to worry that the slower pace of economic growth might result in a recession rather than the Fed's desired soft landing. Throughout the remainder of the year and into the first quarter of 2001, companies--particularly those in the technology sector--announced earnings warnings at a rapid pace. Weak economic news in February and March added to the pessimistic outlook, sending most market indices lower. The Fed responded quickly and aggressively to signs of a deteriorating economy by lowering rates three times during the first quarter of 2001, but these cuts did little to boost the markets.

As expected, the economic uncertainty combined with the fallout from the technology sector during the period led many investors away from growth stocks to the relative security of value stocks. As a result, growth stocks among all industry groups posted significant declines. Value shares suffered relatively minor setbacks and, in some areas, finished the period in positive territory.

The relative underperformance of growth stocks to value stocks was reflected in industry performance. Growth stocks, like technology, performed poorly, while value stocks, like oil, financial services and health care, performed well. The technology sector of the Russell 3000 Index was the worst performing sector, losing 61.48% for the 12 months ended March 31, 2001. Overall, the performance of the Russell 3000 Index was hindered by top-ten holdings Microsoft and Intel. Among the worst performers on an absolute basis, technology companies InfoSpace.com, Accrue Software, and PSINnet lost 95.81%, 99.10%, and 99.15%, respectively, for the year. Utilities stocks (9.76% of the Index as of March 31, 2001) also stumbled, falling 24.28%. Defensive, "old economy" stocks were among the performance leaders: the large integrated oil companies benefited from the high price of oil, returning 8.76%, and financial services stocks gained 12.84%. Russell 3000 Index holding Exxon Mobil Corp. fell a relatively muted 1.26%. Top-ten Index holding American International Group rose 1.11%.

--------------------------------------------------------------------------------
PAGE 4                                                                   iShares

                                   [GRAPH]

                           RUSSELL 3000 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT


              ISHARES               ISHARES                ISHARES
            RUSSELL 3000         RUSSELL 3000           RUSSELL 3000        RUSSELL 3000       RUSSELL 3000      RUSSELL 3000
             Index Fund        Growth Index Fund      Value Index Fund          Index          Growth Index       Value Index

                $10,000                                                        $10,000
May-00          $10,157                                                        $10,158
Jun-00          $10,451               $10,000               $10,000            $10,458            $10,000            $10,000
Jul-00          $10,260                $9,564                $9,937            $10,274             $9,562             $9,925
Aug-00          $11,026               $10,450               $10,480            $11,035            $10,437            $10,470
Sep-00          $10,520                $9,486               $10,558            $10,536             $9,481            $10,555
Oct-00          $10,373                $9,019               $10,797            $10,386             $9,010            $10,795
Nov-00           $9,419                $7,670               $10,404             $9,429             $7,661            $10,406
Dec-00           $9,574                $7,468               $10,959             $9,587             $7,464            $10,965
Jan-01           $9,900                $7,989               $11,016             $9,915             $7,986            $11,025
Feb-01           $8,995                $6,651               $10,726             $9,009             $6,649            $10,738
Mar-01           $8,410                $5,937               $10,361             $8,422             $5,934            $10,373

              Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 5

MANAGERS' DISCUSSION & ANALYSIS

                        iSHARES RUSSELL 2000 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------


                                                                          INCEPTION TO MARCH 31, 2001
                                                          ------------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX            MARKET*                    NAV**
                  ----                    --------------  --------  ------------------------  ------------------------

iShares Russell 2000 Index Fund               05/22/00     (3.37)%                (0.96)%                   (3.77)%
iShares Russell 2000 Growth Index Fund        07/24/00    (32.91)%               (27.36)%                  (32.96)%
iShares Russell 2000 Value Index Fund         07/24/00     14.28%                 14.77%                    14.05%
----------------------------------------------------------------------------------------------------------------------

 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)

**  Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------


           [GRAPH]

RUSSELL 2000 INDEX

Autos & Transportation   3.53%
Consumer Discretionary  17.71%
Consumer Staples         3.04%
Financial Services      22.98%
Health Care             12.88%
Integrated Oils          0.05%
Materials & Processing  10.00%
Other                    1.16%
Other Energy             4.54%
Producer Durables        8.62%
Technology               8.99%
Utilities                6.50%


           [GRAPH]

RUSSELL 2000 GROWTH INDEX



Autos & Transportation   1.86%
Consumer Discretionary  20.48%
Consumer Staples         1.92%
Financial Services      10.54%
Health Care             22.19%
Materials & Processing   6.07%
Other                    0.33%
Other Energy             7.32%
Producer Durables        9.60%
Technology              17.61%
Utilities                2.08%



           [GRAPH]

RUSSELL 2000 VALUE INDEX



Autos & Transportation   4.73%
Consumer Discretionary  15.71%
Consumer Staples         3.86%
Financial Services      31.98%
Health Care              6.14%
Integrated Oils          0.08%
Materials & Processing  12.84%
Other                    1.76%
Other Energy             2.54%
Producer Durables        7.91%
Technology               2.76%
Utilities                9.69%

--------------------------------------------------------------------------------
PAGE 6                                                                   iShares

Small capitalization stocks, as measured by the Russell 2000 Index, endured significant market volatility during the period May 22, 2000 through March 31, 2001. The iSHARES RUSSELL 2000 INDEX FUND, launched on May 22, 2000, seeks to track the Russell 2000 Index. From the Fund's inception date through March 31, 2001, the Russell 2000 Index declined 3.37%. The iSHARES RUSSELL 2000 GROWTH INDEX FUND and iSHARES RUSSELL 2000 VALUE INDEX FUND, both launched on July 24, 2000, seek to track the growth and value components of the Russell 2000 Index, as represented by the Russell 2000 Growth Index and the Russell 2000 Value Index, respectively. From July 24, 2000 through March 31, 2001 (the "reporting period"), the Russell 2000 Growth Index declined 32.91% while the Russell 2000 Value Index rose 14.28%.

The iShares Russell 2000 Index Fund enjoyed a strong start from its May 22 launch. Although many investors had worried about an overheated economy, these fears began to fade by late May. Economic reports released in late May indicated a slowdown in new home sales and durable goods orders, causing markets to rebound. The Federal Reserve Board's (the "Fed's") decision in June to leave rates unchanged buoyed the markets again. The Nasdaq, in particular, rose 16.62% for the month of June, and the Russell 2000 Index gained 8.71% for the same period.

Throughout the summer, market performance continued to reflect sentiment about the state of the economy. In July, markets slumped on the news of a large jump in the Consumer Price Index, followed by the release of strong Gross Domestic Product figures. When more encouraging reports released in August pointed to a decrease in inflationary pressures, the Fed left rates unchanged and equity markets rallied in response.

By September, three factors that had been mounting for more than a year (rising interest rates, a weakening euro, and higher oil prices) culminated to raise concerns about corporate earnings prospects and drive stock prices lower. When Intel announced that its third quarter revenues had been adversely affected by the weak euro's effect on European demand and would not meet forecasts, the share price dropped 22% for the day. Though Intel is not a holding of the Russell 2000 Index, other technology stocks in the Index fell in response, and the Russell 2000 Index lost 2.94% for the month.

As economic news continued to point to a slowing economy, investors began wondering if the U.S. economy was approaching a "soft landing" or a recession. Technology companies followed Intel's lead in issuing earnings warnings throughout the fourth quarter of 2000. By the end of the year, the effects of the slowing economy were felt in the IPO market: December was the slowest month in three years for IPOs, with only three launched during the month.

The first three months of 2001 witnessed further declines, driven by continued earnings warnings from the technology sector. February and March brought a new wave of weak earnings reports from the technology sector, coupled with announcements of job cuts. Corporate America announced 101,371 job cuts in February alone, the third straight month of job cuts exceeding 100,000. The Fed responded to the signs of a sluggish economy by easing rates three times in less than 90 days, for a total 1.5% decrease in rates.

As might be expected, value stocks strongly outperformed growth issues during the period. Many investors retreated from the uncertainty of growth-oriented technology companies and bought shares of companies in more defensive, value-oriented companies during the period. Toward the end of the period, the gap between growth and value widened, as investors became increasingly pessimistic about prospects for future economic growth.

The divergence between the performance of "old economy" value stocks and "new economy" growth stocks was reflected in sector performance. As many investors sold off their growth-oriented technology issues, technology stocks in the Russell 2000 Index fell 66.57% for the 12 months ended March 31. On an absolute basis, the Russell 2000 Index was hurt by the poor returns of Edpicedge Inc., Tenfold Corporation, and Internet Picture, which declined an astounding 98.14%, 98.39% and 98.67%, respectively, during the reporting period. More defensive sectors of the Russell 2000 Index, such as financial services and energy, gained 23.51%, and 36.39%, respectively, for the 12 months ended March 31. Because of their value orientation, these stocks benefited from the flight away from growth stocks and into value stocks. The Index's heavy weighting in financial services (22.98% of the Index as of March 31, 2001) helped performance, with top-ten holdings Americredit and Astoria Financial contributing. Similarly, top-ten energy sector holdings Arch Coal and Consolidated Energy also contributed to Index performance.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 7

                                    [GRAPH]

                           RUSSELL 2000 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT


              ISHARES               ISHARES               ISHARES
            RUSSELL 2000          RUSSELL 2000          RUSSELL 2000        RUSSELL 2000        RUSSELL 2000        RUSSELL 2000
             Index Fund         Growth Index Fund     Value Index Fund         Index            Growth Index         Value Index
               $10,000                                                         $10,000
May-00         $10,098                                                         $10,100
Jun-00         $10,977               $10,000               $10,000             $10,981             $10,000             $10,000
Jul-00         $10,619                $9,441               $10,079             $10,627              $9,440             $10,078
Aug-00         $11,425               $10,431               $10,522             $11,438             $10,433             $10,529
Sep-00         $11,054                $9,910               $10,452             $11,102              $9,914             $10,469
Oct-00         $10,587                $9,108               $10,423             $10,607              $9,110             $10,432
Nov-00          $9,485                $7,452               $10,207              $9,518              $7,456             $10,220
Dec-00         $10,294                $7,905               $11,298             $10,335              $7,912             $11,318
Jan-01         $10,829                $8,546               $11,609             $10,873              $8,552             $11,630
Feb-01         $10,120                $7,374               $11,593             $10,160              $7,380             $11,614
Mar-01          $9,622                $6,703               $11,405              $9,663              $6,709             $11,428

              Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
PAGE 8                                                                   iShares

MANAGERS' DISCUSSION & ANALYSIS

                        iSHARES RUSSELL 1000 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------


                                                                          INCEPTION TO MARCH 31, 2001
                                                          ------------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX            MARKET*                    NAV**
                  ----                    --------------  --------  ------------------------  ------------------------

iShares Russell 1000 Index Fund               05/15/00    (19.66)%               (17.47)%                  (19.75)%
iShares Russell 1000 Growth Index Fund        05/22/00    (35.34)%               (34.83)%                  (35.47)%
iShares Russell 1000 Value Index Fund         05/22/00      1.35%                  2.17%                     1.22%
----------------------------------------------------------------------------------------------------------------------

 * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00, 05/26/00 and 05/26/00, respectively)

**  Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.


                                SECTOR BREAKOUT
                                ---------------


          [GRAPH]

RUSSELL 1000 INDEX


Autos & Transportation   2.12%
Consumer Discretionary  11.96%
Consumer Staples         6.81%
Financial Services      20.26%
Health Care             14.28%
Integrated Oils          4.27%
Materials & Processing   2.53%
Other                    5.30%
Other Energy             2.64%
Producer Durables        3.02%
Technology              16.80%
Utilities               10.01%


          [GRAPH]

RUSSELL 1000 GROWTH INDEX



Autos & Transportation   0.47%
Consumer Discretionary  15.29%
Consumer Staples         4.75%
Financial Services       3.68%
Health Care             22.66%
Integrated Oils          0.03%
Materials & Processing   0.15%
Other                    9.06%
Other Energy             2.30%
Producer Durables        2.49%
Technology              36.13%
Utilities                2.99%


          [GRAPH]

RUSSELL 1000 VALUE INDEX



Autos & Transportation   3.23%
Consumer Discretionary   9.70%
Consumer Staples         8.21%
Financial Services      31.50%
Health Care              8.61%
Integrated Oils          7.15%
Materials & Processing   4.13%
Other                    2.75%
Other Energy             2.87%
Producer Durables        3.38%
Technology               3.71%
Utilities               14.76%

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 9

The Russell 1000 Index endured a volatile year, marked by a divergence between growth and value stocks. This divergence was clearly reflected in the returns for the value and growth components of the Index for the period. The iSHARES RUSSELL 1000 INDEX FUND, which was launched on May 15, 2000, seeks to track the Russell 1000 Index. For the period May 15, 2000 through March 31, 2001 (the "reporting period"), the Index fell 19.66%. The iSHARES RUSSELL 1000 GROWTH INDEX FUND and iSHARES RUSSELL 1000 VALUE INDEX FUND, both launched on May 22, 2000, seek to track the growth and value components of the Russell 1000 Index, as represented by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. From May 22, 2000 through March 31, 2001, the Russell 1000 Growth Index declined 35.34%, and the Russell 1000 Value Index gained 1.35%.

The reporting period opened with a 0.50% interest rate increase by the Federal Reserve Board (the "Fed") on May 16. This hike was to be the last increase by the Fed before signs of a slowing economy began to emerge, leading to a reversal in the Fed's stance toward interest rates. Over the summer months, markets endured considerable month-to-month volatility, as confusing economic news alternately raised investors' hopes about a slowing economy and rekindled their concerns about inflation. When the economic news released in late May suggested a slowing economy with reports of lower existing home sales and durable goods orders, the Fed left rates unchanged at its June meeting. Markets responded to the decision by rallying. In July, a large jump in the Consumer Price Index, combined with the release of strong Gross Domestic Product figures, renewed inflation fears, and stocks slumped once again. However, more benign reports released in August, including an increase in jobless claims and a record drop in durable goods orders, suggested a decrease in inflationary pressures. Finally, in September, the combined pressures of rising oil prices, an increasingly weak euro, and expectations of slower economic growth drove stock prices down for that month.

By the fall, however, the slowing economy that many investors had hoped for began to look more like a stalled economy, and recessionary fears affected the markets. The technology sector bore the brunt of the decline, as technology giants Lucent, Nortel, Intel, and Dell all released earnings warnings. The fourth quarter was the slowest quarter for IPOs since 1994, with more issues withdrawn than went public. Leading indicators fell to their lowest levels since 1991, and the Consumer Confidence Index registered three consecutive months of decline for the fourth quarter.

The first three months of 2001 witnessed further declines, driven by continued earnings warnings from the technology sector. February and March brought a new wave of weak earnings reports from the technology sector, coupled with announcements of job cuts. Corporate America announced 101,371 job cuts in February alone, the third straight month of job cuts exceeding 100,000. The Fed responded to the signs of a sluggish economy by easing rates three times in less than 90 days, for a total 1.5% decrease in rates.

As with the ups and downs of the market, growth stocks and value stocks fell alternately in and out of favor during the summer. Many investors generally expressed concerns over the state of the economy by retreating to "old economy" value stocks, only to return to "new economy" growth stocks when their confidence was renewed. As the period progressed, growth stocks overwhelmingly lost out to value stocks, which offered shelter from the uncertain economic environment.

From an industry standpoint, the Russell 1000 Index's weighting in technology companies (16.80% of the Index as of March 31, 2001) dragged down performance. Because of technology stocks' growth orientation, the group performed poorly as many investors sold shares of these companies in search of more secure investments. Top Russell 1000 Index holdings Intel and Microsoft contributed to the decline for the year. Among the worst performers on an absolute basis were Russell 1000 Growth Index holdings technology companies Kana Communications, Infospace, and PSINet which lost 95.36%, 96.17% and 99.13%, respectively.

However, the Russell 1000 Index's relatively heavy weighting in financial services stocks, which tend to be value stocks, helped to offset those losses. For the 12 months ended March 31, 2001, the Russell 1000 Index's financial services sector rose 12.02%. Financial services company American International Group, one of the Index's top 10 holdings, was rewarded by the shift toward "old economy" companies, rising 0.43%. Oil stocks, which are also value stocks, benefited from the combined effects of rising oil prices and investors' retreat to value stocks. Oil stocks in the Russell 1000 Index rose 8.77% for the 12 months ended March 31, 2001. In particular, large integrated oil company Exxon Mobil, the 2nd largest holding in the Index as of March 31, 2001, benefited from the rise in oil prices, which reached their highest levels since the Gulf War. After enjoying strong performance in 2000, Exxon fell victim to profit taking in the first quarter of 2001, and finished the reporting period down 1.26%.


--------------------------------------------------------------------------------
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

                                   [GRAPH]

                           RUSSELL 1000 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT


        ISHARES RUSSELL 1000  ISHARES RUSSELL 1000 GROWTH  ISHARES RUSSELL 1000 VALUE  RUSSELL 1000  RUSSELL 1000  RUSSELL 1000
             INDEX FUND              INDEX FUND                  INDEX FUND                INDEX     GROWTH INDEX   VALUE INDEX
               $10,000                 $10,000                     $10,000                $10,000       $10,000       $10,000
May-00          $9,788                 $10,212                     $10,093                 $9,793       $10,210       $10,095
Jun-00         $10,033                 $10,987                      $9,620                $10,043       $10,983        $9,634
Jul-00          $9,862                 $10,503                      $9,753                 $9,876       $10,525        $9,755
Aug-00         $10,596                 $11,467                     $10,294                $10,607       $11,478       $10,298
Sep-00         $10,100                 $10,374                     $10,382                $10,115       $10,393       $10,392
Oct-00          $9,983                  $9,885                     $10,640                 $9,993        $9,901       $10,647
Nov-00          $9,070                  $8,429                     $10,244                 $9,079        $8,441       $10,252
Dec-00          $9,178                  $8,159                     $10,756                 $9,189        $8,174       $10,766
Jan-01          $9,478                  $8,721                     $10,794                 $9,491        $8,739       $10,807
Feb-01          $8,594                  $7,239                     $10,492                 $8,606        $7,255       $10,506
Mar-01          $8,025                  $6,453                     $10,122                 $8,034        $6,466       $10,135

              Past performance is no guarantee of future results.


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

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

iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.84%
------------------------------------------------------------------
General Electric Co.                         342,177  $ 14,323,738
Exxon Mobil Corp.                            120,037     9,722,997
Pfizer Inc.                                  217,870     8,921,777
Citigroup Inc.                               173,595     7,808,303
Microsoft Corp.+                             136,893     7,486,336
Intel Corp.                                  232,418     6,115,499
Merck & Co. Inc.                              79,634     6,044,221
International Business Machines Corp.         60,588     5,827,354
American International Group Inc.             69,403     5,586,942
AOL Time Warner Inc.+                        137,487     5,520,103
SBC Communications Inc.                      116,898     5,217,158
Wal-Mart Stores Inc.                          94,257     4,759,979
Verizon Communications Inc.                   93,218     4,595,647
Johnson & Johnson                             48,002     4,198,735
Bristol-Myers Squibb Co.                      67,531     4,011,341
Cisco Systems Inc.+                          248,789     3,933,976
Philip Morris Companies Inc.                  76,789     3,643,638
Home Depot Inc.                               80,172     3,455,413
Coca-Cola Co.                                 69,198     3,124,982
Bank of America Corp.                         56,800     3,109,800
JP Morgan Chase & Co.                         65,712     2,950,469
Wells Fargo & Company                         59,223     2,929,762
Procter & Gamble Co.                          44,892     2,810,239
Fannie Mae                                    35,202     2,802,079
AT&T Corp.                                   129,680     2,762,184
American Home Products Corp.                  45,267     2,659,436
BellSouth Corp.                               64,522     2,640,240
Abbott Laboratories                           53,415     2,520,654
Lilly (Eli) and Company                       32,732     2,509,235
EMC Corp.+                                    81,283     2,389,720
Pharmacia Corporation                         44,525     2,242,724
Oracle Corp.+                                146,642     2,196,697
PepsiCo Inc.                                  49,860     2,191,347
Amgen Inc.+                                   35,501     2,136,716
Walt Disney Co. (The)                         72,158     2,063,719
Morgan Stanley Dean Witter & Co.              38,574     2,063,709
Chevron Corp.                                 22,165     1,946,087
Dell Computer Corp.+                          75,151     1,930,441
Viacom Inc. "B"+                              43,496     1,912,519
Medtronic Inc.                                41,505     1,898,439
American Express Co.                          45,942     1,897,405
WorldCom Inc.+*                               99,461     1,858,677
Texas Instruments Inc.                        59,932     1,856,693
Schering-Plough Corp.                         50,509     1,845,094
Hewlett-Packard Co.                           57,352     1,793,397
Ford Motor Company                            63,062     1,773,303
Sun Microsystems Inc.+                       112,427     1,728,003
Boeing Co.                                    30,691     1,709,796
Freddie Mac                                   23,956     1,553,067
Merrill Lynch & Co. Inc.                      27,822     1,541,339
U.S. Bancorp                                  65,746     1,525,307
Enron Corp.                                   25,784     1,498,050
Bank One Corp.                                39,923     1,444,414
Anheuser-Busch Companies Inc.                 31,168     1,431,546
Walgreen Co.                                  35,085     1,431,468
Minnesota Mining & Manufacturing Co.          13,641     1,417,300
FleetBoston Financial Corp.                   37,457     1,414,002
Du Pont (E.I.) de Nemours                     33,293     1,355,025
QUALCOMM Inc.+                                23,239     1,315,908
Comcast Corp. "A"+                            30,904     1,296,037
Texaco Inc.                                   19,001     1,261,666
Bank of New York Co. Inc.                     25,578     1,259,461
Kimberly-Clark Corp.                          18,448     1,251,328
AT&T - Liberty Media Group "A"+               89,001     1,246,014
Qwest Communications International Inc.+      35,077     1,229,449
Applied Materials Inc.+                       27,973     1,216,825
McDonald's Corp.                              45,308     1,202,927
Automatic Data Processing Inc.                21,953     1,193,804
Lucent Technologies Inc.                     117,255     1,169,032
Gillette Co.                                  36,405     1,134,744
Honeywell International Inc.                  27,808     1,134,566
First Union Corp.                             33,855     1,117,215
Target Corp.                                  30,945     1,116,496
United Technologies Corp.                     15,134     1,109,322
Washington Mutual Inc.                        20,108     1,100,913
Colgate-Palmolive Co.                         19,800     1,094,148
Duke Energy Corp.                             25,491     1,089,485
El Paso Corp.*                                16,599     1,083,915
Motorola Inc.                                 75,474     1,076,259
Alcoa Inc.                                    29,923     1,075,732
Compaq Computer Corp.                         58,742     1,069,104
Allstate Corp.                                25,267     1,059,698
General Motors Corp. "A"                      19,363     1,003,972
Dow Chemical Co.                              30,957       977,312
Cardinal Health Inc.                          10,101       977,272
Household International Inc.                  16,268       963,716
Baxter International Inc.                     10,166       957,027
Emerson Electric Co.                          14,819       918,778
Clear Channel Communications Inc.+            16,632       905,612
Marsh & McLennan Companies Inc.                9,500       902,785


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

iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Safeway Inc.+                                 16,267  $    897,125
MBNA Corp.                                    25,607       847,592
First Data Corp.                              13,649       814,982
Voicestream Wireless Corp.+                    8,653       799,360
CVS Corp.                                     13,532       791,487
Southern Co.                                  22,499       789,490
Electronic Data Systems Corp.                 14,004       782,263
HCA - The Healthcare Company                  18,384       740,324
Kroger Co.+                                   28,333       730,708
Exelon Corp.                                  10,995       721,272
Micron Technology Inc.+                       17,365       721,168
Fifth Third Bancorp                           13,180       704,306
Williams Companies Inc.                       16,347       700,469
JDS Uniphase Corp.+                           37,872       698,265
Lowe's Companies Inc.                         11,853       692,808
Mellon Financial Corp.                        16,855       682,965
PNC Financial Services Group                   9,999       677,432
UnitedHealth Group Inc.                       11,308       670,112
AES Corp.+                                    13,332       666,067
American General Corp.                        17,372       664,479
Veritas Software Corp.+                       14,123       653,048
Kohls Corp.+                                  10,383       640,527
Corning Inc.                                  30,560       632,286
Sara Lee Corp.                                28,596       617,102
Sysco Corp.                                   23,148       613,653
Conoco Inc.                                   21,578       609,578
Costco Wholesale Corp.+                       15,479       607,551
International Paper Co.                       16,640       600,371
Schwab (Charles) Corp.                        37,240       574,241
SunTrust Banks Inc.                            8,819       571,471
Alltel Corp.                                  10,818       567,512
CIGNA Corp.                                    5,284       567,290
National City Corp.                           21,018       562,232
Halliburton Co.*                              15,294       562,054
Gannett Co. Inc.                               9,111       544,109
Lehman Brothers Holdings Inc.                  8,635       541,414
Anadarko Petroleum Corp.                       8,580       538,652
Sprint Corp. (FON Group)                      24,480       538,315
Calpine Corp.+                                 9,738       536,272
Waste Management Inc.                         21,507       531,223
Goldman Sachs Group Inc. (The)                 6,221       529,407
Dominion Resources Inc.                        8,204       528,912
Caterpillar Inc.                              11,861       526,391
American Electric Power Inc.*                 11,141       523,627
State Street Corp.                             5,593       522,386
Omnicom Group Inc.                             6,120       507,226
AFLAC Inc.                                    18,340       505,084
BB&T Corp.*                                   14,165       498,183
Tenet Healthcare Corp.+                       11,083       487,652
Agilent Technologies Inc.+                    15,762       484,366
Providian Financial Corp.                      9,874       484,320
Heinz (H.J.) Co.                              12,046       484,249
Tellabs Inc.+                                 11,853       482,269
Union Pacific Corp.                            8,560       481,500
Illinois Tool Works Inc.                       8,458       480,753
Guidant Corp.+                                10,625       478,019
General Motors Corp. "H"+                     23,857       465,211
Lockheed Martin Corp.                         13,027       464,413
Southwest Airlines Co.                        25,998       461,465
Hartford Financial Services Group Inc.         7,791       459,669
Gap Inc. (The)                                19,027       451,320
Northern Trust Corp.                           7,198       449,875
Linear Technology Corp.                       10,923       448,526
Analog Devices Inc.+                          12,371       448,325
Quaker Oats Co.                                4,534       440,025
Wachovia Corp.                                 7,245       436,511
Chubb Corp.                                    6,019       436,016
Phillips Petroleum Co.*                        7,847       431,977
Ciena Corp.+                                  10,323       430,985
FedEx Corp.+                                  10,240       426,803
Paychex Inc.                                  11,431       423,661
General Mills Inc.                             9,830       422,788
Computer Associates International Inc.        15,482       421,110
Eastman Kodak Co.                             10,363       413,380
USA Education Inc.                             5,684       412,943
Burlington Northern Santa Fe Corp.            13,591       412,895
Maxim Integrated Products Inc.+*               9,788       407,083
Dynegy Inc. "A"                                7,928       404,407
McGraw-Hill Companies Inc.                     6,740       402,041
Harley-Davidson Inc.                          10,493       398,209
BEA Systems Inc.+*                            13,309       390,952
Cendant Corp.+                                26,248       382,958
Reliant Energy Inc.                            8,447       382,227
KeyCorp                                       14,723       379,853
Capital One Financial Corp.                    6,813       378,121
Comerica Inc.                                  6,123       376,564
Genentech Inc.+                                7,444       375,922
Solectron Corp.+                              19,723       374,934
FPL Group Inc.                                 6,101       373,991
Weyerhaeuser Co.                               7,357       373,662


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iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Masco Corp.                                   15,454  $    373,060
Baker Hughes Inc.                             10,269       372,867
TXU Corporation                                8,909       368,120
Sears, Roebuck and Co.                        10,389       366,420
Interpublic Group of Companies Inc.           10,628       365,072
May Department Stores Co.                     10,275       364,557
Forest Laboratories Inc. "A"+                  6,060       358,994
General Dynamics Corp.                         5,693       357,179
Xcel Energy Inc.                              11,801       355,328
Raytheon Co. "B"*                             11,733       344,716
Xilinx Inc.+                                   9,802       344,295
Sprint Corp. (PCS Group)+*                    18,064       343,216
ConAgra Foods Inc.                            18,554       338,425
Comverse Technology Inc.+                      5,737       337,852
Allergan Inc.                                  4,553       337,605
Ralston Purina Group                          10,710       333,617
Burlington Resources Inc.                      7,441       332,985
St. Paul Companies Inc.                        7,527       331,564
Avon Products Inc.                             8,204       328,078
Siebel Systems Inc.+                          11,936       324,659
Biogen Inc.+                                   5,119       324,097
Public Service Enterprise Group Inc.           7,412       319,902
Occidental Petroleum Corp.                    12,774       316,157
Becton Dickinson & Co.                         8,809       311,134
TJX Companies Inc.                             9,648       308,736
Albertson's Inc.                               9,645       306,904
Air Products & Chemicals Inc.                  7,929       304,474
Progress Energy Inc.                           7,040       303,213
Campbell Soup Co.                             10,127       302,493
Pitney Bowes Inc.                              8,693       302,082
Concord EFS Inc.+                              7,432       300,532
Equity Office Properties Trust                10,584       296,352
Deere & Co.                                    8,139       295,771
Altera Corp.+                                 13,704       293,779
MetLife Inc.*                                  9,747       292,897
Unocal Corp.                                   8,417       290,976
Adobe Systems Inc.                             8,314       290,741
USX-Marathon Group Inc.                       10,775       290,386
Genzyme Corp. - General Division+*             3,206       289,598
Entergy Corp.                                  7,582       288,116
Advanced Micro Devices Inc.+*                 10,842       287,747
Golden West Financial Corp.                    4,412       286,339
Federated Department Stores Inc.+              6,853       284,742
Lincoln National Corp.                         6,618       281,066
AON Corp.                                      7,913       280,911
Archer-Daniels-Midland Co.                    21,357       280,845
MBIA Inc.                                      3,445       277,943
Starbucks Corp.+*                              6,546       277,796
Marriott International Inc. "A"*               6,709       276,277
Delphi Automotive Systems Corp.               19,317       273,722
Tribune Co.                                    6,715       273,569
Wrigley (William Jr.) Co.                      5,654       272,806
Consolidated Edison Inc.                       7,319       271,535
Loews Corp.                                    4,554       270,553
Juniper Networks Inc.+*                        7,101       269,554
PPG Industries Inc.                            5,832       268,797
ALZA Corp.+                                    6,582       266,571
SouthTrust Corp.                               5,821       266,311
MedImmune Inc.+                                7,304       262,031
McKesson HBOC Inc.                             9,791       261,909
Mattel Inc.                                   14,756       261,771
Stryker Corp.                                  4,981       260,257
Apple Computer Inc.+                          11,791       260,227
Clorox Co.                                     8,135       255,846
IMS Health Inc.                               10,132       252,287
CSX Corp.                                      7,477       251,975
MGIC Investment Corp.                          3,680       251,786
KLA-Tencor Corp.+                              6,380       251,213
Dover Corp.                                    6,995       250,701
Nabors Industries Inc.+*                       4,798       248,728
Electronic Arts Inc.+                          4,554       247,054
Newell Rubbermaid Inc.                         9,237       244,781
Praxair Inc.                                   5,481       244,727
Nextel Communications Inc. "A"+               16,924       243,283
Thermo Electron Corp.+                        10,821       243,256
VeriSign Inc.+*                                6,821       241,719
Jefferson-Pilot Corp.                          3,558       241,553
AT&T Wireless Group+*                         12,443       238,657
Synovus Financial Corp.                        8,804       237,708
RadioShack Corp.                               6,445       236,467
NTL Inc.+                                      9,382       235,957
Equity Residential Properties Trust            4,534       235,904
Textron Inc.                                   4,149       235,829
Staples Inc.+                                 15,633       232,541
Scientific-Atlanta Inc.                        5,576       231,906
M&T Bank Corp.*                                3,312       231,509
Constellation Energy Group Inc.                5,211       229,805
New York Times Co. "A"                         5,597       229,309
Cablevision Systems Corp.+*                    3,259       229,303
Georgia-Pacific Corp.                          7,788       228,967


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iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
ADC Telecommunications Inc.+                  26,846  $    228,191
Starwood Hotels & Resorts Worldwide Inc.       6,695       227,697
Hershey Foods Corp.                            3,273       226,884
SunGard Data Systems Inc.+                     4,600       226,458
Apache Corp.                                   3,901       224,737
Norfolk Southern Corp.                        13,292       222,508
PP&L Resources Inc.                            5,001       219,844
Biomet Inc.                                    5,529       217,791
FirstEnergy Corp.                              7,794       217,608
AmSouth Bancorp                               12,931       217,370
Regions Financial Corp.*                       7,611       216,438
Franklin Resources Inc.                        5,521       215,926
Northrop Grumman Corp.                         2,470       214,890
Univision Communications Inc.+*                5,612       214,154
Noble Drilling Corp.+                          4,635       213,952
Tosco Corp.                                    5,001       213,843
UNUMProvident Corp.                            7,295       213,160
Kerr-McGee Corp.*                              3,273       212,418
Best Buy Co. Inc.+                             5,847       210,258
Kinder Morgan Inc.                             3,935       209,342
Ambac Financial Group Inc.                     3,294       208,938
Cox Communications Inc. "A"+*                  4,689       208,614
NiSource Inc.                                  6,696       208,380
Ingersoll-Rand Co.                             5,246       208,319
Waters Corp.+                                  4,478       208,003
Amerada Hess Corp.*                            2,655       207,409
Sabre Holdings Corp.+                          4,479       206,795
Wellpoint Health Networks Inc.+                2,166       206,441
Stilwell Financial Inc.                        7,685       206,112
Sanmina Corp.+                                10,530       205,993
Kellogg Co.                                    7,604       205,536
Lexmark International Group Inc. "A"+          4,479       203,884
Charter One Financial Inc.                     7,183       203,279
United Parcel Service Inc.*                    3,550       201,995
CIT Group Inc. (The)                           6,954       200,832
Applera Corp. - Applied Biosystems Group       7,237       200,827
Bed Bath & Beyond Inc.+                        8,157       200,356
R.J. Reynolds Tobacco Holdings Inc.            3,568       200,165
Millennium Pharmaceuticals Inc.+               6,552       199,574
Countrywide Credit Industries Inc.             4,040       199,374
Cincinnati Financial Corp.                     5,245       198,982
Teradyne Inc.+                                 6,008       198,264
Novellus Systems Inc.+                         4,887       198,229
Boston Scientific Corp.+                       9,760       196,957
DTE Energy Co.                                 4,911       195,458
Ameren Corp.*                                  4,757       194,799
Tricon Global Restaurants Inc.+                5,037       192,363
Human Genome Sciences Inc.+                    4,157       191,222
Fiserv Inc.+                                   4,269       190,971
Rockwell International Corp.                   5,232       190,183
Marshall & Ilsley Corp.                        3,579       189,007
Network Appliance Inc.+                       11,106       186,720
Weatherford International Inc.+                3,781       186,592
Devon Energy Corp.                             3,200       186,240
Johnson Controls Inc.                          2,959       184,819
Fortune Brands Inc.                            5,353       184,143
AMR Corp.+                                     5,221       183,362
BJ Services Co.+                               2,562       182,414
BMC Software Inc.+                             8,444       181,546
Old Kent Financial Corp.                       4,757       180,766
Conseco Inc.*                                 11,227       180,755
King Pharmaceuticals Inc.+                     4,417       179,993
Union Planters Corp.                           4,667       179,633
Danaher Corp.                                  3,273       178,575
Progressive Corporation                        1,840       178,572
Computer Sciences Corp.+                       5,509       178,216
PeopleSoft Inc.+                               7,571       177,445
KeySpan Corp.                                  4,635       176,733
Alamosa Holdings Inc.                          3,812       176,343
Symbol Technologies Inc.                       5,034       175,687
Level 3 Communications Inc.+                  10,100       175,488
Aetna Inc.+                                    4,879       175,254
LSI Logic Corp.+                              11,120       174,918
National Commerce Bancorp                      7,037       174,606
Limited Inc.                                  11,097       174,445
Cinergy Corp.                                  5,155       172,950
Avery Dennison Corp.                           3,315       172,446
Healthsouth Corp.+                            13,325       171,759
Toys R Us Inc.+                                6,825       171,308
Watson Pharmaceuticals Inc.+                   3,250       170,950
Torchmark Corp.                                4,392       170,541
Molex Inc.*                                    4,799       169,315
UST Inc.                                       5,611       168,611
Intuit Inc.+                                   6,075       168,581
Telephone & Data Systems Inc.                  1,801       168,394
ENSCO International Inc.                       4,808       168,280
Bear Stearns Companies Inc.                    3,677       168,186
Delta Air Lines Inc.                           4,249       167,835
PG&E Corp.                                    13,383       166,618
Eaton Corp.                                    2,420       165,770


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iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Chiron Corp.+                                  3,755  $    164,751
Palm Inc.+                                    19,598       164,746
Sempra Energy                                  7,075       164,706
Exodus Communications Inc.+*                  15,245       163,884
Brocade Communications System Inc.+*           7,840       163,778
Cintas Corp.*                                  4,113       162,134
National Semiconductor Corp.+                  6,053       161,918
Ecolab Inc.                                    3,808       161,535
Willamette Industries Inc.*                    3,497       160,862
Parker Hannifin Corp.                          4,019       159,635
Block (H & R) Inc.*                            3,161       158,240
St. Jude Medical Inc.+                         2,927       157,619
Cadence Design Systems Inc.+                   8,505       157,257
Zions Bancorp                                  3,015       157,051
Vitesse Semiconductor Corp.+                   6,559       156,186
Kmart Corp.+                                  16,601       156,049
Genuine Parts Co.                              5,974       154,786
Moody's Corp.                                  5,611       154,639
eBay Inc.+*                                    4,270       154,521
Coca-Cola Enterprises Inc.*                    8,661       153,993
Equifax Inc.                                   4,879       152,469
Broadcom Corp. "A"+                            5,267       152,216
Unisys Corp.+                                 10,852       151,928
EOG Resources Inc.                             3,660       150,902
IVAX Corporation+                              4,789       150,853
Vulcan Materials Co.                           3,203       149,996
Applied Micro Circuits Corp.+                  9,007       148,616
North Fork Bancorp                             5,640       146,358
Penney (J.C.) Company Inc.*                    9,033       144,438
Broadwing Inc.+                                7,457       142,802
Global Marine Inc.+                            5,577       142,771
American Standard Companies Inc.+              2,409       142,300
Edison International                          11,239       142,061
CenturyTel Inc.                                4,879       140,271
Yahoo! Inc.+                                   8,777       138,238
Xerox Corp.                                   23,058       138,117
Popular Inc.                                   4,677       137,752
Atmel Corp.+                                  14,020       137,571
Robert Half International Inc.+                6,140       137,229
Dime Bancorp Inc.                              4,187       137,124
Tiffany & Co.                                  5,024       136,904
IDEC Pharmaceuticals Corp.+*                   3,420       136,800
First Tennessee National Corp.                 4,427       136,794
PMC - Sierra Inc.+                             5,527       136,738
GPU Inc.                                       4,179       135,776
Pinnacle West Capital Corp.                    2,928       134,307
Hancock (John) Financial Services Inc.         3,457       132,922
Eastman Chemical Co.                           2,663       131,073
Leggett & Platt Inc.                           6,807       130,899
Health Management Associates Inc. "A"+         8,415       130,853
TECO Energy Inc.                               4,357       130,536
Goodyear Tire & Rubber Co.*                    5,454       130,078
NCR Corp.+                                     3,324       129,736
Dollar General Corp.                           6,343       129,651
Apollo Group Inc. "A"+                         3,941       129,314
Jones Apparel Group Inc.+*                     3,416       129,125
Family Dollar Stores Inc.                      5,001       128,526
Sigma-Aldrich Corp.                            2,670       127,826
McLeodUSA Inc. "A"+*                          14,748       127,662
International Game Technology Inc.+            2,527       127,234
Citrix Systems Inc.+                           6,019       127,151
Avaya Inc.+                                    9,744       126,672
Goodrich (B.F.) Co.                            3,293       126,352
Knight Ridder Inc.*                            2,345       125,950
CMS Energy Corp.                               4,245       125,610
Pepsi Bottling Group Inc.                      3,264       124,065
DPL Inc.                                       4,409       123,893
SAFECO Corp.                                   4,392       123,800
Huntington Bancshares Inc.                     8,662       123,433
DST Systems Inc.+                              2,544       122,595
Smith International Inc.+                      1,729       121,376
Rational Software Corp.+                       6,838       121,375
Sherwin-Williams Co.                           4,759       121,259
Hilton Hotels Corp.                           11,447       119,621
TRW Inc.                                       3,503       119,102
Harrah's Entertainment Inc.+                   4,033       118,691
Mercury Interactive Corp.+                     2,797       117,124
Estee Lauder Companies Inc. "A"*               3,202       116,617
Servicemaster Co.                             10,360       116,343
Citizen Communications Co.+                    9,145       115,684
Fluor Corp.                                    2,598       115,611
Old Republic International Corp.               4,067       115,503
Immunex Corp.+                                 8,034       114,987
Engelhard Corp.                                4,392       113,577
T Rowe Price Group Inc.                        3,625       113,508
Adelphia Communications Corp. "A"+*            2,800       113,400
Microchip Technology Inc.+                     4,478       113,349
Spieker Properties Inc.                        2,053       112,607
Nike Inc. "B"                                  2,765       112,121
Utilicorp United Inc.                          3,452       111,707


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 17
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Mylan Laboratories Inc.                        4,297  $    111,077
Republic Services Inc. "A"+                    5,923       111,056
VF Corp.                                       3,171       110,985
BJ's Wholesale Club Inc.+                      2,319       110,964
American Water Works Inc.                      3,415       110,134
AutoZone Inc.+                                 3,919       109,810
Harcourt General Inc.                          1,971       109,726
Compuware Corp.+                              11,225       109,444
PACCAR Inc.                                    2,440       109,343
Ultramar Diamond Shamrock Corp.                3,015       109,083
Apartment Investment & Management
  Co. "A"                                      2,454       109,080
ITT Industries Inc.                            2,806       108,732
Phelps Dodge Corp.                             2,705       108,687
Whirlpool Corp.                                2,173       108,628
Integrated Device Technology Inc.+*            3,657       108,284
Nucor Corp.                                    2,686       107,628
Allied Waste Industries Inc.+                  6,805       106,702
Gateway Inc.+                                  6,343       106,626
AvalonBay Communities Inc.                     2,318       106,188
Rohm & Haas Co. "A"                            3,446       106,171
TCF Financial Corp.                            2,805       106,001
Edwards (A.G.) Inc.                            2,856       105,672
Gilead Sciences Inc.+*                         3,222       104,715
Bisys Group Inc.+                              1,952       104,310
Murphy Oil Corp.                               1,566       104,264
Symantec Corp.+                                2,480       103,695
NVIDIA Corp.+*                                 1,596       103,615
AutoNation Inc.+                              11,503       103,527
Caremark Rx Inc.+                              7,925       103,342
Abercrombie & Fitch Co. "A"+                   3,157       103,234
Black & Decker Corp.                           2,791       102,569
Newmont Mining Corp.                           6,315       101,798
Duke-Weeks Realty Corp.                        4,391       101,652
Lam Research Corp.+*                           4,260       101,175
Cooper Industries Inc.                         3,014       100,818
Cooper Cameron Corp.+                          1,850        99,900
SPX Corp.+*                                    1,098        99,654
Peregrine Systems Inc.+                        5,107        99,587
Brown-Forman Corp. "B"                         1,607        99,554
Banknorth Group Inc.                           4,997        99,315
i2 Technologies Inc.+*                         6,839        99,165
McCormick & Co. Inc.                           2,349        98,635
Darden Restaurants Inc.                        4,134        98,182
Sealed Air Corp.+*                             2,927        97,557
Readers Digest Association Inc. (The) "A"      3,547        97,472
Radian Group Inc.                              1,436        97,289
Ocean Energy Inc.                              5,831        96,503
Greenpoint Financial Corp.                     2,954        96,300
American Tower Corp.+*                         5,145        95,182
Sunoco Inc.                                    2,934        95,150
Allmerica Financial Corp.                      1,830        94,959
Brinker International Inc.+                    3,400        94,894
Echostar Communications Corp.+*                3,391        93,888
Compass Bancshares Inc.                        4,387        93,772
Ashland Inc.                                   2,440        93,696
Delhaize America Inc. "B"                      4,639        93,661
Pall Corp.                                     4,270        93,598
Niagara Mohawk Holdings Inc.+                  5,522        93,322
Stanley Works (The)                            2,807        92,491
Micromuse Inc.+                                2,438        92,132
SCI Systems Inc.+                              5,042        91,764
Simon Property Group Inc.                      3,573        91,469
Potomac Electric Power Co.*                    3,865        90,364
Park Place Entertainment Corp.+                8,815        90,354
Quest Diagnostics Inc.+                        1,016        90,292
Boston Properties Inc.                         2,348        90,281
PerkinElmer Inc.                               1,718        90,109
Mercantile Bankshares Corp.                    2,431        89,947
Litton Industries Inc.+                        1,119        89,889
Office Depot Inc.+                            10,273        89,889
Oxford Health Plans Inc.+                      3,353        89,693
Wisconsin Energy Corp.                         4,148        89,514
SCANA Corp.                                    3,293        89,405
Legg Mason Inc.                                2,114        88,999
Amerisource Health Corp. "A"+*                 1,810        88,780
USA Networks Inc.+                             3,701        88,593
XO Communications Inc. "A"+*                  12,650        88,550
Tidewater Inc.                                 1,952        88,230
Dana Corp.                                     5,111        87,807
Diamond Offshore Drilling Inc.*                2,222        87,436
AmeriCredit Corp.+                             2,689        87,204
Jabil Circuit Inc.+                            4,023        86,977
Grainger (W.W.) Inc.                           2,562        86,724
Alliant Energy Corp.                           2,725        86,709
Synopsys Inc.+                                 1,847        86,694
Maytag Corp.                                   2,684        86,559
Helmerich & Payne Inc.                         1,865        86,349
Northeast Utilities                            4,968        86,344
International Rectifier Corp.+*                2,115        85,657
Fox Entertainment Group Inc. "A"+              4,357        85,397


--------------------------------------------------------------------------------
PAGE 18                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Centex Corp.                                   2,044  $     85,133
L-3 Communications Holdings Inc.+              1,077        85,029
BancWest Corporation                           3,537        84,888
Liz Claiborne Inc.*                            1,801        84,737
PepsiAmericas Inc.                             5,388        84,053
Westvaco Corp.                                 3,457        83,763
TMP Worldwide Inc.+*                           2,215        83,201
Astoria Financial Corp.                        1,556        83,149
Federated Investors Inc. "B"                   2,928        83,009
Mead Corp.                                     3,294        82,646
Winn-Dixie Stores Inc.                         2,913        82,642
Neuberger Berman Inc.                          1,321        82,179
Waddell & Reed Financial Inc. "A"*             2,897        82,130
Expeditors International Washington Inc.       1,627        82,062
Bowater Inc.                                   1,724        81,718
Affiliated Computer Services Inc. "A"+*        1,259        81,709
SEI Investment Co.                             2,615        81,555
Noble Affiliates Inc.                          1,952        81,457
Commerce Bancshares Inc.                       2,185        81,391
Ceridian Corp.+                                4,392        81,252
Donnelley (R.R.) & Sons Co.                    3,091        81,046
Western Wireless Corp. "A"+                    1,993        80,966
MCN Energy Group Inc.                          3,136        80,909
Energizer Holdings Inc.+                       3,217        80,425
Cypress Semiconductor Corp.+                   4,530        80,317
CH Robinson Worldwide Inc.                     2,928        80,154
Public Storage Inc.                            3,050        80,063
Coors (Adolf) Company "B"                      1,220        79,837
Georgia-Pacific (Timber Group)*                2,766        79,384
MDU Resources Group Inc.                       2,216        79,156
Bard (C.R.) Inc.                               1,739        78,951
Tektronix Inc.+                                2,888        78,814
Rite Aid Corp.+*                              11,750        78,608
Host Marriott Corp.                            6,704        78,303
Bausch & Lomb Inc.*                            1,708        77,987
U.S. Airways Group Inc.+                       2,195        77,813
Vornado Realty Trust                           2,161        77,429
Equitable Resources Inc.                       1,119        77,211
Rowan Companies Inc.+                          2,806        77,165
Bergen Brunswig Corp. "A"                      4,644        77,090
Sepracor Inc.+                                 2,405        76,960
Associated Bancorp                             2,313        76,907
Arrow Electronics Inc.+                        3,401        76,863
Questar Corp.                                  2,805        76,857
Hasbro Inc.                                    5,957        76,845
Dow Jones & Co. Inc.                           1,465        76,693
Hibernia Corp. "A"                             5,480        76,556
Quintiles Transnational Corp.+                 4,025        75,972
Hillenbrand Industries Inc.                    1,565        75,574
CSG Systems International Inc.+                1,829        75,332
Beckman Coulter Inc.                           1,922        75,131
Vertex Pharmaceuticals Inc.+                   2,050        75,081
Conexant Systems Inc.+                         8,393        75,012
Circuit City Stores Inc.                       7,075        74,995
Manpower Inc.                                  2,603        74,966
Gallagher (Arthur J.) & Co.                    2,706        74,956
Parametric Technology Corp.+                   8,246        74,729
International Flavors & Fragrances Inc.        3,382        74,607
Universal Health Services Inc. "B"+              844        74,525
ICOS Corp.+                                    1,565        74,337
Viad Corp.                                     3,103        73,944
Apogent Technologies Inc.+                     3,645        73,775
Health Net Inc.+                               3,579        73,763
Lincare Holdings Inc.+                         1,391        73,636
Time Warner Telecom Inc. "A"+                  2,024        73,623
Kimco Realty Corp.*                            1,709        73,487
Sonoco Products Co.                            3,416        73,444
Millipore Corp.                                1,586        73,368
American Power Conversion Corp.+               5,679        73,206
Cabot Corp.                                    2,318        73,017
National Fuel Gas Co.                          1,362        72,976
Hanover Compressor Co.+*                       2,302        72,973
FirstMerit Corp.                               2,806        72,956
Imclone Systems Inc.+*                         2,196        72,880
Laboratory Corp. of America Holdings+            606        72,871
Cabletron Systems Inc.+                        5,617        72,459
Dollar Tree Stores Inc.+                       3,746        72,169
QLogic Corp.+                                  3,167        71,258
NSTAR                                          1,855        71,047
First Health Group Corp.+                      1,617        70,946
Wendy's International Inc.                     3,172        70,799
Washington Post Company (The) "B"                122        70,516
ChoicePoint Inc.+                              2,074        70,101
Charter Communications Inc.+*                  3,064        69,323
ICN Pharmaceuticals Inc.                       2,725        69,297
Crescent Real Estate Equities Co.              3,045        69,121
GATX Corporation                               1,627        69,082
First Virginia Banks Inc.                      1,592        69,045
Valley National Bancorp                        2,547        68,998
Golden State Bancorp Inc.                      2,474        68,975


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 19
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Temple-Inland Inc.                             1,556  $     68,853
Cephalon Inc.+*                                1,424        68,441
Enzon Inc.+                                    1,434        68,115
Lennar Corp.                                   1,707        68,041
Omnicare Inc.                                  3,172        68,039
Varian Medical Systems Inc.+                   1,118        67,974
Puget Energy, Inc.                             2,968        67,908
3Com Corp.+                                   11,874        67,904
Visteon Corp.                                  4,513        67,876
Martin Marietta Materials Inc.                 1,587        67,765
iStar Financial Inc.                           2,928        67,549
Semtech Corp.+*                                2,292        67,471
Energy East Corp.                              3,881        67,335
Trigon Healthcare Inc.+                        1,302        67,053
Diebold Inc.                                   2,440        67,002
Invitrogen Corp.+                              1,221        66,972
Conectiv Inc.                                  3,065        66,970
IndyMac Bancorp Inc.+                          2,318        66,619
Liberty Property Trust                         2,358        66,590
Centura Banks Inc.                             1,343        66,411
Metromedia Fiber Network Inc. "A"+*           12,093        66,270
Protein Design Labs Inc.+*                     1,489        66,261
Pactiv Corp.+                                  5,465        66,181
National-Oilwell Inc.+                         1,911        66,178
ALLETE                                         2,562        66,151
Sovereign Bancorp Inc.                         7,811        66,149
CarrAmerica Realty Corp.*                      2,318        66,133
Dun & Bradstreet Corp.+                        2,805        66,086
PMI Group Inc. (The)                           1,017        66,085
Wilmington Trust Corp.                         1,118        66,051
Cross Timbers Oil Co.                          2,668        66,033
Amazon.com Inc.+*                              6,450        65,983
Commerce Bancorp Inc.                          1,098        65,880
Venator Group Inc.+                            4,758        65,660
Avnet Inc.*                                    3,178        65,149
Grant Prideco Inc.+                            3,781        65,033
Saks Inc.+                                     4,996        64,948
Lear Corp.+                                    2,212        64,812
Cytyc Corp.+                                   3,914        64,581
Andrx Group+                                   1,316        64,484
True North Communications Inc.                 1,708        64,477
Valero Energy Corp.                            1,813        64,362
Archstone Communities Trust                    2,601        63,985
General Growth Properties Inc.                 1,830        63,958
Dillards Inc. "A"                              2,911        63,867
Lamar Advertising Co.+                         1,737        63,835
Prologis Trust                                 3,171        63,674
Eaton Vance Corp.                              2,050        63,652
Express Scripts Inc. "A"+                        732        63,450
FMC Corp.+                                       854        62,889
Erie Indemnity Co. "A"                         2,197        62,878
Applera Corp. - Celera Genomics Group+*        2,038        62,872
Amkor Technology Inc.+                         3,854        62,868
Celgene Corp.+                                 2,508        62,700
Transatlantic Holdings Inc.                      610        62,531
Commerce One Inc.+                             6,682        62,343
DeVry Inc.+                                    2,074        62,324
Outback Steakhouse Inc.+                       2,440        62,122
Herman Miller Inc.                             2,685        62,091
OGE Energy Corp.                               2,684        61,705
Cullen/Frost Bankers Inc.                      1,800        61,650
CheckFree Corp.+                               2,077        61,142
Massey Energy Co.                              2,552        61,044
Rouse Co.                                      2,353        60,849
Smithfield Foods Inc.+*                        1,871        60,808
SUPERVALU Inc.                                 4,514        60,172
AMB Property Corp.                             2,439        59,999
Smurfit-Stone Container Corp.+                 4,498        59,868
Barrett Resources Corp.+                         996        59,810
UAL Corp.                                      1,804        59,622
Quantum DLT & Storage Group+                   5,137        59,589
Investors Financial Services Corp.             1,016        59,563
Gentex Corp.+                                  2,561        59,223
NICOR Inc.                                     1,586        59,110
Deluxe Corp.                                   2,481        58,725
Allied Capital Corp.                           2,907        58,503
Boise Cascade Corp.                            1,860        58,404
Health Care Property Investors Inc.            1,707        57,901
Snap-On Inc.                                   1,988        57,891
Western Resources Inc.                         2,425        57,836
Nordstrom Inc.                                 3,548        57,761
Humana Inc.+                                   5,507        57,713
Unitrin Inc.                                   1,586        57,691
Lattice Semiconductor Corp.+                   3,170        57,654
Catellus Development Corp.+                    3,660        57,645
Protective Life Corp.                          1,870        57,353
Manor Care Inc.+                               2,805        57,222
Tyson Foods Inc. "A"                           4,239        57,099
Rambus Inc.+                                   2,770        57,062
Shaw Group Inc.+*                              1,218        56,893


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PAGE 20                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Micrel Inc.+                                   2,035  $     56,853
Callaway Golf Co.                              2,557        56,791
UnionBanCal Corporation                        1,953        56,735
DQE Inc.                                       1,940        56,551
Bemis Co.                                      1,708        56,518
Harris Corp.                                   2,283        56,504
Hispanic Broadcasting Corp.+                   2,958        56,498
Flowers Industries Inc.                        3,417        56,449
Precision Castparts Corp.                      1,708        56,449
Tootsie Roll Industries Inc.                   1,213        55,980
Allegiance Telecom Inc.+                       3,781        55,770
Novell Inc.+                                  11,139        55,695
Freeport-McMoRan Copper & Gold Inc.+           4,255        55,528
Fidelity National Financial Inc.               2,074        55,521
Lubrizol Corp.                                 1,830        55,449
Mettler Toledo International Inc.+             1,342        55,237
Newport News Shipbuilding Inc.                 1,129        55,208
Brunswick Corp.                                2,807        55,101
Teleflex Inc.                                  1,342        54,955
Pride International Inc.+                      2,312        54,933
Dentsply International Inc.                    1,495        54,567
ATSI Communications Inc.+                      2,298        54,434
Belo (A.H.) Corp.                              3,301        54,367
Marine Drilling Co. Inc.+                      2,039        54,339
Catalina Marketing Corp.+                      1,665        54,229
Crown Castle International Corp.+*             3,656        54,155
Pioneer Natural Resources Co.+                 3,442        54,039
Macrovision Corp.+                             1,240        54,018
Tech Data Corp.+                               1,830        53,985
Dallas Semiconductor Corp.                     2,074        53,945
Cummins Engine Company Inc.                    1,434        53,832
Six Flags Inc.+*                               2,781        53,812
E*trade Group Inc.+*                           7,683        53,627
Autoliv Inc.                                   3,402        53,207
Fastenal Co.*                                    976        53,192
City National Corp.                            1,383        53,121
Valassis Communications Inc.+                  1,831        53,099
WebMD Corp.+                                   9,530        53,011
Autodesk Inc.                                  1,734        52,995
CDW Computer Centers Inc.+                     1,708        52,948
Pacific Century Financial Corp.                2,781        52,839
MONY Group Inc.                                1,586        52,655
Ross Stores Inc.                               2,801        52,519
McDATA Corporation "A"+                        2,777        52,416
Hormel Foods Corp.                             2,684        52,284
MGM Grand Inc.+*                               2,073        52,032
Kansas City Power & Light Co.                  2,115        52,029
Scripps (E.W.) Company                           895        51,883
Patterson Dental Co.+                          1,678        51,599
KEMET Corp.+                                   3,042        51,531
Continental Airlines Inc. "B"+*                1,241        51,377
Highwoods Properties Inc.                      2,073        51,099
Jack Henry & Associates Inc.                   2,156        51,070
Informix Corp.+                                9,675        50,794
Montana Power Co.                              3,599        50,746
Fulton Financial Corp.                         2,490        50,578
KB HOME                                        1,546        50,461
Acxiom Corp.+                                  2,414        50,392
Polo Ralph Lauren Corp.+                       1,831        50,353
Arden Realty Inc.                              2,123        50,103
Sky Financial Group Inc.                       2,930        49,993
Investment Technology Group Inc.+                975        49,920
NVR Inc.+                                        306        49,878
First American Corp.                           1,917        49,842
Wind River Systems Inc.+                       2,142        49,802
IDACorp Inc.                                   1,302        49,749
Webster Financial Corp.                        1,692        49,597
Powertel Inc.+                                   902        49,594
Alberto-Culver Co.*                            1,250        49,575
Washington Federal Inc.                        2,017        49,543
CNF Transportation Inc.                        1,707        49,315
New Plan Excel Realty Trust                    3,049        48,784
Fisher Scientific International Inc.+          1,373        48,659
Franchise Finance Corporation of America       1,952        48,644
AdvancePCS+                                      895        48,568
Reynolds & Reynolds Co. "A"                    2,512        48,356
Iron Mountain Inc.+                            1,260        48,283
Newfield Exploration Co.+                      1,382        48,232
Openwave Systems Inc.+                         2,420        48,013
IBP Inc.                                       2,927        48,003
Homestake Mining Company                       9,109        47,913
Emulex Corp.+                                  2,546        47,897
Redback Networks Inc.+                         3,659        47,860
Tupperware Corp.                               2,003        47,792
Westwood One Inc.+                             2,074        47,743
Crane Co.                                      1,830        47,671
Hercules Inc.*                                 3,661        47,556
Peoples Energy Corp.                           1,220        47,421
Roslyn Bancorp Inc.                            2,105        47,363
Navistar International Corp.+                  2,075        47,310

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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 21
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Sybase Inc.+                                   3,051  $     47,291
Westamerica Bancorp                            1,251        47,225
RSA Security Inc.+                             1,913        47,215
RF Micro Devices Inc.+                         4,026        47,054
Post Properties Inc.                           1,342        46,970
Payless Shoesource Inc.+                         753        46,874
Hospitality Properties Trust                   1,759        46,438
United Dominion Realty Trust                   3,654        46,406
Sensormatic Electronics Corp.+                 2,440        46,360
StanCorp Financial Group Inc.                  1,098        46,226
Great Lakes Chemical Corp.*                    1,501        46,141
Mentor Graphics Corp.+                         2,237        46,138
BRE Properties Inc. "A"                        1,586        45,978
Lee Enterprises Inc.                           1,505        45,827
Vignette Corp.+                                7,087        45,623
Ariba Inc.+*                                   5,767        45,595
Suiza Foods Corp.+                               947        45,541
Medicis Pharmaceutical Corp. "A"+              1,016        45,537
Vectren Corporation                            2,125        45,475
Meredith Corp.                                 1,302        45,453
Ethan Allen Interiors Inc.                     1,342        45,333
Borders Group Inc.+                            2,684        45,172
RGS Energy Group Inc.                          1,220        45,140
Service Corp. International+                   9,496        45,106
Crompton Corp.                                 4,020        45,024
Metris Companies Inc.                          2,161        44,906
Hubbell Inc. "B"                               1,927        44,899
Ball Corp.                                       977        44,815
Varco International Inc.+                      2,170        44,811
Jacobs Engineering Group Inc.+                   772        44,776
Allegheny Technologies Inc.                    2,563        44,622
Camden Property Trust                          1,342        44,621
Knight Trading Group Inc.+                     3,049        44,592
OM Group Inc.                                    834        44,411
Colonial BancGroup Inc.                        3,410        44,330
Heller Financial Inc. "A"                      1,261        44,324
Cytec Industries Inc.+                         1,378        44,124
Old National Bancorp                           2,098        44,058
Primedia Inc.+*                                6,991        44,043
WGL Holdings Inc.                              1,586        43,853
Electronics For Imaging Inc.+                  1,780        43,833
Owens-Illinois Inc.+                           5,125        43,563
Solutia Inc.                                   3,569        43,542
Pentair Inc.                                   1,707        43,494
Citizens Banking Corp.                         1,627        43,421
Pier 1 Imports Inc.                            3,336        43,368
DaVita Inc.+                                   2,549        43,282
Alliant Techsystems Inc.+                        488        43,212
Bancorp South Inc.                             2,927        43,173
Leucadia National Corp.                        1,342        43,172
Intimate Brands Inc.                           2,928        43,042
D.R. Horton Inc.                               2,031        42,956
Reckson Associates Realty Corp.                1,924        42,905
Mack-Cali Realty Corp.*                        1,586        42,822
Ruby Tuesday Inc.                              2,182        42,789
ResMed Inc.+*                                  1,059        42,784
Pulte Corp.                                    1,058        42,754
DoubleClick Inc.+                              3,694        42,712
Minimed Inc.+                                  1,464        42,548
Renal Care Group Inc.+                         1,586        42,537
First Industrial Realty Trust                  1,342        42,461
Cablevision Systems Corporation-Rainbow
  Media Group+                                 1,630        42,367
Hudson United Bancorp                          1,863        42,290
Amphenol Corp. "A"+*                           1,342        42,273
HON Industries Inc.                            1,830        42,035
CEC Entertainment Inc.+                          946        41,955
IMC Global Inc.                                3,402        41,845
Hawaiian Electric Industries Inc.              1,128        41,680
Advent Software Inc.+                            940        41,654
Mandalay Resort Group Inc.+                    2,075        41,438
Commercial Federal Corp.                       1,856        41,389
Medarex Inc.+                                  2,480        41,385
Plum Creek Timber Co. Inc.*                    1,709        41,358
Dean Foods Co.                                 1,220        41,309
USX-U.S. Steel Group Inc.                      2,806        41,220
ONEOK Inc.                                     1,007        41,176
Trustmark Corp.                                1,979        41,064
Clayton Homes Inc.                             3,406        41,042
Houghton Mifflin Co.                             890        40,949
Barnes & Noble Inc.+                           1,708        40,821
Pogo Producing Co.                             1,383        40,812
Barr Laboratories Inc.+                          712        40,705
Triton PCS Holdings Inc. "A"+                  1,220        40,641
Neiman-Marcus Group Inc. "A"+                  1,245        40,587
Labranche & Co. Inc.+                          1,261        40,554
Furniture Brands International Inc.+           1,708        40,480
Grey Wolf Inc.+                                6,217        40,410
Andrew Corp.+                                  2,805        40,322
OSI Pharmaceuticals Inc.+                      1,015        40,219

--------------------------------------------------------------------------------
PAGE 22                                                                 iShares
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Jack in the Box Inc.+                          1,341  $     40,163
Edwards Lifesciences Corp.+                    2,049        40,160
AGL Resources Inc.                             1,831        40,117
Galileo International Inc.                     1,830        40,077
First Midwest Bancorp Inc.                     1,423        40,057
Mohawk Industries Inc.+                        1,423        39,958
Patterson Energy Inc.+*                        1,261        39,879
Sierra Pacific Resources Corp.                 2,684        39,723
Pittston Brink's Group                         1,829        39,689
Homestore.com Inc.+                            1,671        39,686
Weingarten Realty Investors                      936        39,593
Williams-Sonoma Inc.+*                         1,504        39,480
Reebok International Ltd.+                     1,585        39,403
Roper Industries Inc.                          1,098        39,308
Network Associates Inc.+                       4,758        39,254
SkyWest Inc.                                   1,688        39,246
LifePoint Hospitals Inc.+*                     1,097        39,218
Pennzoil-Quaker State Co.                      2,800        39,200
Markel Corp.+                                    209        39,083
Rayonier Inc.                                    946        39,070
Piedmont Natural Gas Co.                       1,098        38,979
Consolidated Stores Corp.+                     3,875        38,944
Vishay Intertechnology Inc.+                   1,956        38,924
HCC Insurance Holdings Inc.                    1,464        38,723
Polaris Industries Partners LP "A"               854        38,601
Lyondell Chemical Co.                          2,684        38,569
Radio One Inc.+                                2,191        38,479
COR Therapeutics Inc.+*                        1,708        38,430
Stone Energy Corp.+                              779        38,381
Alkermes Inc.+                                 1,749        38,369
Entercom Communications Corp.+                   975        38,317
Axcelis Technologies Inc.+                     3,312        38,295
PanAmSat Corp.+                                  976        38,247
Raymond James Financial Inc.                   1,372        38,142
Chesapeake Energy Corp.+                       4,306        38,108
Techne Corp.+                                  1,458        38,090
Advanced Fibre Communications Inc.+            2,658        38,043
Linens 'N Things Inc.+                         1,383        38,033
Whole Foods Market Inc.+*                        895        37,702
HRPT Properties Trust                          4,549        37,666
TIBCO Software Inc.+                           4,412        37,502
Mitchell Energy & Development Corp. "A"          712        37,380
Credence Systems Corp.+                        1,821        37,330
Chris-Craft Industries Inc.+                     590        37,317
Ryder System Inc.                              2,074        37,311
Universal Corporation                            946        37,301
SanDisk Corp.+                                 1,830        37,286
Transwitch Corp.+                              2,838        37,249
AptarGroup Inc.                                1,220        37,173
York International Corp.                       1,342        37,147
Cabot Microelectronics Corp.+                    843        37,092
Quorum Health Group Inc.+                      2,440        37,058
Affymetrix Inc.+                               1,332        37,046
La-Z-Boy Inc.                                  2,078        36,988
Florida East Coast Industries Inc.             1,098        36,893
Aviron+                                          886        36,824
Legato Systems Inc.+                           3,045        36,730
Plexus Corp.+                                  1,432        36,695
Independence Community Bank Corp.              2,102        36,654
Scholastic Corp.+                              1,016        36,640
New York Community Bancorp                     1,263        36,627
Dial Corp.                                     2,928        36,600
Extended Stay America Inc.+                    2,440        36,600
Philadelphia Suburban Corp.                    1,546        36,424
FelCor Lodging Trust Inc.                      1,587        36,422
Key Energy Services Inc.+                      3,397        36,348
Stillwater Mining Co.+                         1,342        36,301
Hudson City Bancorp Inc.                       1,831        36,277
Millennium Chemicals Inc.                      2,211        36,194
Valspar Corp.                                  1,261        36,178
International Speedway Corp. "A"*                976        36,173
Sensient Technologies Corp.                    1,586        36,129
RPM Inc.                                       3,523        35,935
Storage Technology Corp.+                      3,299        35,926
BroadVision Inc.+*                             6,711        35,862
Donaldson Co. Inc.                             1,343        35,845
CBRL Group Inc.                                1,958        35,611
Insight Communications Co. Inc.+               1,342        35,563
NRG Energy Inc.+                                 976        35,526
Cambrex Corp.                                    854        35,484
Veeco Instruments Inc.+                          853        35,453
Public Service Company of New Mexico*          1,220        35,392
Affiliated Managers Group Inc.+                  753        35,391
Zale Corp.+                                    1,220        35,380
Black Hills Corp.                                772        35,288
Lone Star Technologies Inc.+                     824        35,226
Varian Semiconductor Equipment
  Associates Inc.+                             1,098        35,067
Constellation Brands Inc.+                       489        34,807
Thomas & Betts Corp.                           2,003        34,772

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 23
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Respironics Inc.+                              1,139  $     34,740
Vintage Petroleum Inc.                         1,707        34,737
Cleco Corp.                                      763        34,678
Career Education Corp.+                          690        34,672
Silicon Valley Bancshares+                     1,475        34,663
Cheesecake Factory (The)+                        941        34,641
Greater Bay Bancorp                            1,372        34,557
Carlisle Companies Inc.                        1,058        34,512
Triad Hospitals Inc.+                          1,220        34,465
At Home Corp. "A"+                             7,691        34,456
Energen Corp.                                    976        34,453
Doral Financial Corp.                          1,148        34,440
Iomega Corp.+                                  9,355        34,426
Louisiana-Pacific Corp.                        3,575        34,356
Coventry Health Care Inc.+                     2,074        34,351
Borg-Warner Automotive Inc.                      854        34,220
Fleming Companies Inc.*                        1,342        34,154
Centerpoint Properties Corp.                     732        34,148
Mueller Industries Inc.+                       1,134        34,065
Veritas DGC Inc.+                              1,063        33,963
Harsco Corp.                                   1,383        33,897
Sycamore Networks Inc.+*                       3,386        33,860
Tom Brown Inc.+                                1,025        33,825
TriQuint Semiconductor Inc.+                   2,282        33,802
Invacare Corp.                                   854        33,750
Coherent Inc.+                                   950        33,725
Finisar Corp.+*                                3,505        33,626
UnitedGlobalCom Inc. "A"+*                     2,562        33,626
Healthcare Realty Trust                        1,393        33,571
Global Industries Ltd.+                        2,303        33,537
National Service Industries Inc.               1,429        33,510
MIPS Technologies Inc. "A"+*                   1,342        33,382
Cousins Properties Inc.*                       1,334        33,363
Province Healthcare Co.+                       1,096        33,360
Titan Corp. (The)+                             1,855        33,334
Smith (Charles E) Residential Realty
  Inc.                                           732        33,299
GTECH Holdings Corp.+                          1,219        33,218
Downey Financial Corp.                           732        33,160
Harte-Hanks Inc.                               1,464        33,116
Total System Services Inc.                     1,342        33,013
Pure Resources Inc.+                           1,708        32,964
CNET Networks Inc.+                            2,946        32,958
Steris Corp.+                                  2,336        32,938
Manugistics Group Inc.+*                       1,795        32,871
Silicon Valley Group Inc.+                     1,195        32,863
Talbots Inc. (The)                               772        32,795
Avocent Corporation+                           1,503        32,784
Hain Celestial Group Inc.+                     1,129        32,741
Zebra Technologies Corp. "A"+                    854        32,559
Alpharma Inc. "A"                                994        32,544
Macromedia Inc.+                               2,026        32,543
F&M National Corp.                               854        32,537
Steelcase Inc.                                 2,684        32,476
Apria Healthcare Group Inc.+                   1,342        32,450
Nationwide Financial Services Inc.               854        32,435
American Eagle Outfitters Inc.+                1,128        32,430
Delta & Pine Land Co.                          1,342        32,342
Mid Atlantic Medical Services Inc.+            1,586        32,196
Cirrus Logic Inc.+                             2,151        32,131
Lafarge Corp.                                  1,057        32,069
NOVA Corporation+                              1,734        31,975
Sodexho Marriott Services Inc.+                1,098        31,897
Donnelley (R.H.) Corp.+                        1,098        31,842
National Instruments Corp.+                      975        31,809
Storage USA Inc.                                 976        31,798
M.D.C. Holdings Inc.                             808        31,795
ArvinMeritor Inc.                              2,309        31,703
BARRA Inc.+                                      587        31,698
Advanced Digital Information Corp.+            1,830        31,682
Retek Inc.+                                    1,675        31,511
VISX Inc.+                                     1,831        31,438
Cognex Corp.+                                  1,270        31,432
Atmos Energy Corp.                             1,320        31,416
Citadel Communications Corp.+                  1,261        31,367
Cree Inc.+*                                    2,094        31,347
Corn Products International Inc.               1,220        31,305
Comdisco Inc.                                  3,905        31,240
Michaels Stores Inc.+                          1,043        31,225
Ingram Micro Inc. "A"+                         2,312        31,212
Potlatch Corp.                                   976        31,183
Earthgrains Company (The)                      1,464        31,110
Prentiss Properties Trust                      1,261        31,084
EarthLink Inc.+                                2,562        31,064
Newport Corp.*                                 1,061        31,045
Alleghany Corp.+                                 155        31,000
United States Cellular Corp.+*                   488        30,988
Federal Signal Corp.                           1,586        30,975
Timberland Co. "A"+                              609        30,937
Lancaster Colony Corp.                         1,058        30,748
Adaptec Inc.+                                  3,539        30,690

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PAGE 24                                                                 iShares
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Southwest Bancorp of Texas Inc.+                 976  $     30,622
Whitney Holding Corp.                            773        30,582
WPS Resources Corp.                              895        30,546
Mercury General Corp.                            936        30,420
Staten Island Bancorp Inc.                     1,221        30,403
AMETEK Inc.                                    1,098        30,305
Essex Property Trust Inc.                        630        30,271
American Financial Group Inc.                  1,255        30,245
Pacific Sunwear of California Inc.+            1,098        30,195
Plantronics Inc.+                              1,698        30,173
Flowserve Corp.+                               1,342        30,114
Emmis Communications Corp.+                    1,185        29,995
eFunds Corp.+                                  1,558        29,991
Wiley (John) & Sons Inc. "A"                   1,586        29,975
Incyte Genomics Inc.+                          1,952        29,963
Cerner Corp.+                                    874        29,934
CNA Financial Corp.+                             853        29,864
Media General Inc. "A"                           646        29,781
Intermedia Communications Inc.+*               1,708        29,676
LTX Corp.+                                     1,586        29,638
Longs Drug Stores Corp.                        1,002        29,619
Graco Inc.                                     1,056        29,568
UTI Energy Corp.+                                976        29,524
Idex Corp.                                     1,017        29,473
Consol Energy Inc.                               854        29,463
Alexander & Baldwin Inc.                       1,378        29,455
Community First Bankshares Inc.                1,457        29,413
Orthodontic Centers of America Inc.+*          1,429        29,295
Chittenden Corp.                                 936        29,203
Dal-Tile International Inc.+                   1,938        29,167
Church & Dwight Co. Inc.                       1,342        29,162
Priority Healthcare Corp. "B"+                   772        29,143
Kennametal Inc.                                1,057        29,067
PolyOne Corp.                                  3,184        28,974
Varian Inc.+                                   1,128        28,835
Developers Diversified Realty Corp.            1,953        28,709
Covanta Energy Corporation+                    1,708        28,694
IKON Office Solutions Inc.                     5,028        28,660
E.piphany Inc.+*                               2,445        28,576
Black Box Corp.+                                 641        28,565
Beverly Enterprises Inc.+                      3,569        28,552
CommScope Inc.+                                1,708        28,489
Western Digital Corp.+                         5,984        28,484
Washington Real Estate Investment Trust        1,220        28,475
AK Steel Holding Corp.                         2,832        28,462
Portal Software Inc.+                          3,373        28,460
Henry Schein Inc.+                               773        28,408
Forest Oil Corp.+                                947        28,315
Haemonetics Corp.+                               855        28,300
Tekelec+                                       1,571        28,278
Kansas City Southern Industries Inc.+          1,989        28,244
Toll Brothers Inc.+                              732        28,182
Park National Corp.                              326        28,166
Briggs & Stratton Corp.                          733        28,125
Blyth Inc.                                     1,220        28,121
Mercury Computer Systems Inc.+                   732        28,091
Leap Wireless International Inc.+              1,000        28,063
US Freightways Corp.                             890        28,035
Rent-A-Center Inc.+                              610        28,022
Myriad Genetics Inc.+                            690        27,988
Avista Corp.                                   1,587        27,963
Cabot Industrial Trust                         1,429        27,723
Richmond County Financial Corp.                  942        27,671
Seacor Smit Inc.+                                611        27,617
Northwest Airlines Corp. "A"+                  1,219        27,580
Berkley (W.R.) Corp.                             610        27,488
Kaydon Corp.                                   1,017        27,439
Regency Centers Corp.                          1,097        27,425
Applebee's International Inc.                    768        27,408
Imation Corp.+                                 1,220        27,365
Commerce Group Inc.                              854        27,328
Price Communications Corp.+                    1,586        27,295
Performance Food Group Co.+                      519        27,248
Louis Dreyfus Natural Gas Corp.+                 732        27,084
Swift Transportation Co. Inc.+                 1,464        27,084
Copart Inc.+                                   1,317        26,985
United Bancshares Inc.                         1,219        26,970
Pharmaceutical Product Development Inc.+         640        26,960
Sotheby's Holdings Inc. "A"+                   1,464        26,894
Shurgard Storage Centers Inc. "A"              1,017        26,849
THQ Inc.+                                        706        26,828
American Management Systems Inc.+              1,464        26,809
TrustCo Bank Corp.                             2,078        26,754
El Paso Electric Co.+                          1,831        26,733
Timken Co.                                     1,708        26,730
United Stationers Inc.+                        1,098        26,627
Covance Inc.+                                  2,068        26,574
Nationwide Health Properties Inc.              1,586        26,470
National Data Corp.                            1,129        26,362
Molecular Devices Corp.+                         578        26,299

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 25
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Electro Scientific Industries Inc.+              936  $     26,266
Federal Realty Investment Trust                1,342        26,250
Lincoln Electric Holding Inc.                  1,220        26,230
Power-One Inc.+                                1,806        26,169
Harman International Industries Inc.           1,018        26,051
Journal Register Co.+                          1,585        26,010
Fairchild Semiconductor Corp. "A"+             1,952        26,001
Silicon Graphics Inc.+                         6,597        25,992
Keane Inc.+                                    1,997        25,961
Brown & Brown Inc.                               762        25,946
McClatchy Co. (The) "A"                          641        25,896
GlobeSpan Inc.+                                1,183        25,878
Inhale Therapeutic Systems Inc.+*              1,210        25,864
Realty Income Corp.*                             976        25,864
Foster Wheeler Corp.                           1,430        25,683
CH Energy Group Inc.                             580        25,665
HS Resources Inc.+                               570        25,650
Pacific Capital Bancorp                          894        25,647
Swift Energy Co.+                                800        25,632
Exar Corp.+                                    1,302        25,552
Minerals Technologies Inc.                       731        25,548
Dole Food Co.                                  1,586        25,503
Alfa Corp.                                     1,342        25,414
Trinity Industries Inc.                        1,302        25,389
Wisconsin Central Transportation Corp.+*       1,593        25,388
Nordson Corp.                                    976        25,376
Tecumseh Products Co. "A"                        524        25,349
Cooper Tire & Rubber Co.                       2,232        25,333
American National Insurance Co.                  366        25,185
Bally Total Fitness Holding Corp.+               854        25,150
People's Bank                                    976        25,132
New Jersey Resources Corp.                       610        25,102
Sybron Dental Specialties Inc.+                1,193        25,053
St. Joe Company (The)                          1,098        25,045
Extreme Networks Inc.+                         1,642        24,975
Choice Hotels International Inc.+              1,818        24,907
Olin Corp.                                     1,221        24,896
IDEXX Laboratories Inc.+                       1,134        24,877
Interwoven Inc.+                               2,472        24,875
AVX Corp.                                      1,439        24,837
Ferro Corp.                                    1,220        24,803
Informatica Corp.+                             1,862        24,788
Tetra Tech Inc.+                               1,220        24,705
C&D Technologies Inc.                            895        24,702
Pegasus Communications Corp.+                  1,073        24,679
Jeffries Group Inc.                              854        24,638
Eclipsys Corp.+                                1,261        24,589
Impath Inc.+                                     530        24,579
Footstar Inc.+                                   610        24,491
Internet Security Systems Inc.+                  895        24,487
Meristar Hospitality Corp.                     1,220        24,400
Horace Mann Educators Corp.                    1,378        24,391
Otter Tail Power Co.                             854        24,339
O'Reilly Automotive Inc.+                      1,220        24,324
Maverick Tube Corp.+                           1,180        24,308
Great Plains Software Inc.+                      400        24,303
PacifiCare Health Systems Inc. "A"+*             977        24,303
Brandywine Realty Trust                        1,220        24,278
Insight Enterprises Inc.+                      1,148        24,252
Brooks Automation Inc.+                          609        24,208
Cabot Oil & Gas Corp. "A"                        895        24,165
Susquehanna Bancshares Inc.                    1,342        24,156
Florida Rock Industries Inc.                     611        24,110
Macerich Co. (The)                             1,098        24,101
USEC Inc.                                      2,796        24,046
Aspen Technology Inc.+                         1,007        24,042
Kilroy Realty Corp.                              895        23,995
Forest City Enterprises Inc. "A"                 529        23,990
Cubist Pharmaceuticals Inc.+                     975        23,887
Education Management Corp.+                      732        23,881
UGI Corp.                                        975        23,878
Atlantic Coast Airlines Holdings Inc.+         1,135        23,835
EGL Inc.+                                        976        23,790
Longview Fibre Co.                             1,830        23,790
Claire's Stores Inc.                           1,343        23,771
Men's Wearhouse Inc. (The)+                    1,098        23,695
First Commonwealth Financial Corp.             2,069        23,690
Gables Residential Trust                         814        23,614
Syncor International Corp.+                      732        23,607
Reinsurance Group of America Inc.                610        23,509
Sonic Corp.+                                     936        23,459
Netegrity Inc.+*                                 952        23,443
Fairfield Communities Inc.+                    1,461        23,332
American Greetings Corp. "A"                   2,196        23,278
Wausau-Mosinee Paper Corp.                     1,789        23,257
Verity Inc.+                                   1,025        23,255
LNR Property Corp.                               819        23,219
UIL Holdings Corporation                         488        23,180
Kulicke & Soffa Industries Inc.+               1,708        23,165
Avant! Corp.+                                  1,342        23,149

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PAGE 26                                                                 iShares
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Cooper Companies Inc.                            488  $     23,107
UniSource Energy Corp.                         1,098        23,058
Southern Union Co.+                            1,097        23,037
Safeguard Scientifics Inc.+                    4,119        23,025
Dionex Corp.+                                    732        23,012
Southwest Gas Corp.                            1,098        22,893
CuraGen Corp.+*                                  976        22,875
Worthington Industries Inc.                    2,456        22,841
USG Corp.*                                     1,491        22,782
Security Capital Group "B"+                    1,097        22,763
CBL & Associates Properties Inc.                 854        22,716
St. Mary Land & Exploration Co.                  976        22,692
AnnTaylor Stores Corp.+*                         854        22,674
Cox Radio Inc. "A"+                            1,078        22,649
Western Gas Resources Inc.                       701        22,607
Fair Isaac and Co. Inc.                          386        22,585
S&T Bancorp Inc.                                 976        22,585
ADVO Inc.+                                       610        22,509
Chelsea Property Group Inc.                      529        22,324
Overseas Shipholding Group Inc.                  811        22,294
MAF Bancorp Inc.                                 814        22,283
Silicon Storage Technology Inc.+               2,559        22,212
Chateau Communities Inc.                         732        22,143
Infocus Corp.+                                 1,352        22,139
Granite Construction Inc.                        651        22,121
FactSet Research Systems Inc.                    732        22,106
PS Business Parks Inc.                           814        22,100
Milacron Inc.                                  1,220        22,094
Albany Molecular Research Inc.+                  630        22,050
Cymer Inc.+                                    1,017        21,998
Art Technology Group Inc.+*                    1,830        21,960
BlackRock Inc.+                                  610        21,960
Alaska Air Group Inc.+                           854        21,948
First Citizens Bancshares Inc. "A"               214        21,935
Korn/Ferry International+                      1,307        21,918
Methode Electronics Inc. "A"                   1,220        21,884
Wallace Computer Services Inc.                 1,342        21,808
Quanta Services Inc.+*                           976        21,784
Stericycle Inc.+                                 488        21,777
Newpark Resources Inc.+                        2,416        21,720
UMB Financial Corp.                              570        21,660
CAL Dive International Inc.+                     850        21,569
Bob Evans Farms Inc.                           1,206        21,406
Emcore Corp.+                                    854        21,403
Perot Systems Corp. "A"+                       1,953        21,385
American Capital Strategies Ltd.                 838        21,317
Perrigo Co.+                                   2,155        21,281
Powerwave Technologies Inc.+                   1,561        21,269
Texas Industries Inc.                            732        21,250
Stewart & Stevenson Services Inc.                976        21,228
Photronics Inc.+                                 858        21,182
Manitowoc Co. Inc.                               854        21,179
Duane Reade Inc.+*                               610        21,167
Polycom Inc.+                                  1,709        21,149
DMC Stratex Networks Inc.+                     2,547        21,140
Wellman Inc.                                   1,098        21,137
Superior Industries International Inc.           611        21,122
Republic Bancorp Inc.                          1,715        21,116
Getty Images Inc.+                             1,306        21,059
Wolverine World Wide Inc.                      1,444        21,054
Provident Bankshares Corp.                       940        21,033
Packaging Corporation of America+              1,586        20,935
NorthWestern Corp.                               854        20,923
Summit Properties Inc.                           854        20,923
Insituform Technologies Inc. "A"+                641        20,913
American Financial Holdings Inc.                 976        20,862
Home Properties of NY Inc.                       732        20,862
South Financial Group Inc. (The)               1,464        20,862
Boyds Collection Ltd. (The)+                   2,189        20,795
Quiksilver Inc.+                                 782        20,762
Banta Corp.                                      854        20,709
SPS Technologies Inc.+                           458        20,637
Ohio Casualty Corp.                            2,190        20,600
Provident Financial Group Inc.                   732        20,588
Too Inc.+                                      1,097        20,558
Brady Corp. "A"                                  610        20,557
Fuller (H. B.) Co.                               488        20,557
Northwest Natural Gas Co.                        854        20,496
US Oncology Inc.+                              2,522        20,491
Aeroflex Inc.+                                 1,984        20,460
SICOR Inc.+                                    1,463        20,391
Inktomi Corp.+                                 3,064        20,376
Health Care REIT Inc.                            976        20,301
Liberty Financial Companies Inc.                 488        20,301
Weis Markets Inc.                                580        20,271
Meditrust Corp.+                               4,967        20,265
Technitrol Inc.                                  814        20,260
CTS Corp.                                        976        20,252
Ryland Group Inc.                                488        20,252
Diagnostic Products Corp.                        386        20,130

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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 27
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Sun Communities Inc.                             610  $     20,130
Sl Green Realty Corp.                            732        20,093
Hearst-Argyle Television Inc.+                   975        20,085
Genesco Inc.+                                    732        20,057
Waste Connections Inc.+                          696        20,054
AGCO Corp.                                     2,074        19,910
Heidrick & Struggles International Inc.+         687        19,880
Selective Insurance Group Inc.                   855        19,865
International Bancshares Corp.                   519        19,852
Sylvan Learning Systems Inc.+                    961        19,821
Scotts Co. (The) "A"+                            519        19,748
CLARCOR Inc.                                     854        19,727
AMCORE Financial Inc.                            976        19,703
Alpha Industries Inc.+                         1,250        19,687
Colonial Properties Trust                        732        19,654
Hooper Holmes Inc.                             2,288        19,654
Cable Design Technologies Corp.+               1,464        19,618
Evergreen Resources Inc.+                        518        19,586
Springs Industries Inc. "A"                      457        19,560
TeleCorp PCS Inc.+                             1,298        19,551
Liberty Corp.                                    575        19,544
MSC Industrial Direct Co. Inc. "A"+            1,220        19,532
HNC Software Inc.+                             1,112        19,530
American Italian Pasta Co. "A"+                  610        19,520
Corporate Executive Board Co. (The)+             646        19,501
Accredo Health Inc.+                             596        19,482
Amylin Pharmaceuticals Inc.+                   1,951        19,388
Elantec Semiconductor Inc.+                      731        19,371
Smucker (J.M) Company (The)                      738        19,336
C-Cube Microsystems Inc.+                      1,561        19,220
First Financial Bancorp                        1,281        19,215
Hollinger International Inc.                   1,341        19,190
Albemarle Corp.                                  854        19,172
FileNET Corp.+                                 1,220        19,139
Georgia Gulf Corp.                             1,098        19,116
Argosy Gaming Co.+                               732        19,105
ABM Industries Inc.                              610        19,062
CMGI Inc.+*                                    7,496        19,040
JLG Industries Inc.                            1,463        19,019
CV Therapeutics Inc.+*                           575        18,975
Landstar System Inc.+                            280        18,970
First BanCorp.                                   732        18,959
Xtra Corp.+                                      397        18,937
Casey's General Store Inc.                     1,585        18,921
Modine Manufacturing Co.                         733        18,875
Rehab Care Group Inc.+                           457        18,828
Del Webb Corp.+                                  609        18,818
Edwards (J.D.) & Co.+                          1,926        18,778
Sapient Corp.+*                                2,604        18,716
Valuevision International Inc. "A"+            1,342        18,704
NBTY Inc.+                                     2,198        18,683
Agribrands International Inc.+                   346        18,677
Actuate Corp.+                                 1,952        18,666
FuelCell Energy Inc.+*                           368        18,584
Hyperion Solutions Corp.+                      1,148        18,512
Dycom Industries Inc.+                         1,434        18,499
Noven Pharmaceuticals Inc.+                      651        18,431
UCAR International Inc.+                       1,586        18,398
Rogers Corp.+                                    518        18,394
Littelfuse Inc.+                                 732        18,392
Gartner Group Inc. "A"+                        2,718        18,319
Biosite Diagnostics Inc.+                        488        18,300
NetIQ Corp.+                                     969        18,290
Crown Cork & Seal Co. Inc.                     4,514        18,282
Harland (John H.) Co.                            976        18,251
Russell Corp.                                    976        18,251
Carter-Wallace Inc.                              732        18,234
Titan Pharmaceuticals Inc.+                      819        18,182
Unit Corp.+                                    1,098        18,172
Owens & Minor Inc.*                            1,099        18,166
Offshore Logistics Inc.+                         732        18,163
Helix Technology Corp.                           773        18,153
Interlogix Inc.+                                 697        18,122
Texas Regional Bancshares "A"                    522        18,074
Morrison Management Specialist Inc.              453        18,070
Ultratech Stepper Inc.+                          732        18,026
Standard-Pacific Corp.                           854        18,019
ADTRAN Inc.+                                     732        17,980
Baldor Electric Co.                              853        17,956
United Rentals Inc.+                           1,098        17,930
Data Broadcasting Corp.                        2,359        17,914
Ligand Pharmaceuticals Inc. "B"+               1,830        17,900
Regis Corp.                                    1,219        17,828
Capitol Federal Financial                      1,114        17,754
Immunogen Inc.+                                1,327        17,749
CUNO Inc.+                                       610        17,690
Progress Software Corp.+                       1,220        17,690
Ventas Inc.                                    2,079        17,672
Pixar Inc.+                                      574        17,651
Anixter International Inc.+                      732        17,641

--------------------------------------------------------------------------------
PAGE 28                                                                 iShares
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Convergys Corp.+                                 488  $     17,602
Arch Coal Inc.                                   587        17,598
Dollar Thrifty Automotive Group Inc.+            854        17,592
F.N.B. Corp.                                     732        17,568
Kent Electronics Corp.+                          976        17,568
Cell Therapeutics Inc.+                          979        17,561
Ralcorp Holdings Inc.+                           976        17,470
Nextel Partners Inc. "A"+                      1,270        17,443
Nautica Enterprises Inc.+                        972        17,435
NPS Pharmaceuticals Inc.+                        829        17,409
Parker Drilling Co.+                           2,715        17,376
Direct Focus Inc.+*                              694        17,350
Structural Dynamics Research Corp.+            1,220        17,328
Oshkosh Truck Corp.                              488        17,324
Superior Energy Services Inc.+                 1,585        17,237
Remedy Corp.+                                    894        17,210
BHC Communications Inc. "A"+                     142        17,182
Foundry Networks Inc.+                         2,284        17,130
Belden Inc.                                      854        17,123
Carpenter Technology Corp.                       610        17,110
First Charter Corp.                            1,098        17,088
FirstFed Financial Corp.+                        610        17,080
Hilb Rogal & Hamilton Co.                        488        17,080
Kirby Corp.+                                     854        17,080
Rayovac Corp.+*                                  976        17,031
Glenborough Realty Trust Inc.                    977        17,000
Charming Shoppes Inc.+                         3,275        16,989
Hot Topic Inc.+*                                 606        16,968
Airborne Inc.                                  1,668        16,964
Alexandria Real Estate Equities Inc.             449        16,950
21st Century Insurance Group                   1,098        16,920
Red Hat Inc.+*                                 2,776        16,906
Prime Hospitality Corp.+                       1,565        16,902
Cell Genesys Inc.+                             1,185        16,886
Cost Plus Inc.+                                  732        16,882
Blockbuster Inc.                               1,126        16,879
Neurocrine Biosciences Inc.+                     817        16,851
Toro Co.                                         366        16,836
Power Integrations Inc.+                         975        16,819
NYFIX Inc.+                                      732        16,790
Werner Enterprises Inc.                          976        16,714
Global Payments Inc.+                            901        16,668
NCO Group Inc.+                                  651        16,641
Station Casinos Inc.+                          1,205        16,641
CORUS Bankshares Inc.                            326        16,626
IDT Corp.+                                       818        16,564
Anchor Gaming+                                   270        16,537
Manufactured Home Communities Inc.               611        16,497
Mentor Corp.                                     732        16,470
Surmodics Inc.+                                  456        16,416
Crawford & Co. "B"                             1,220        16,409
RealNetworks Inc.+                             2,318        16,371
UCBH Holdings Inc.                               335        16,310
Maxtor Corp.+*                                 2,326        16,282
Gaylord Entertainment Co. "A"+                   610        16,226
Triad Guaranty Inc.+                             488        16,196
On Assignment Inc.+                              772        16,116
Illuminet Holdings Inc.+                         782        16,080
Chico's FAS Inc.+*                               488        16,012
Matthews International Corp. "A"                 488        15,967
Forward Air Corp.+                               488        15,951
Kellwood Co.                                     768        15,936
SCP Pool Corp.+                                  490        15,909
Trimeris Inc.+                                   529        15,870
Ionics Inc.+                                     610        15,860
Cathay Bancorp Inc.                              326        15,852
Westfield America Inc.                           976        15,840
TD Waterhouse Group Inc.+                      1,465        15,822
Stewart Enterprises Inc. "A"                   3,183        15,816
Guilford Pharmaceuticals Inc.+                   854        15,799
Actel Corp.+                                     772        15,778
East West Bancorp Inc.                           819        15,766
Libbey Inc.                                      528        15,766
Oceaneering International Inc.+                  732        15,738
Pulitzer Inc.                                    284        15,734
Modis Professional Services Inc.+              3,417        15,718
Trimble Navigation Ltd.+                         828        15,680
Paxar Corp.+                                   1,246        15,575
U.S. Industries Inc.                           2,666        15,569
Syntroleum Corp.+                              1,078        15,564
Airtran Holdings Inc.+                         1,982        15,539
Intergraph Corp.+                              1,601        15,510
FYI Inc.+                                        463        15,482
Petsmart Inc.+                                 3,865        15,460
InfoSpace Inc.+                                6,948        15,416
Laclede Gas Co.                                  661        15,401
Dendrite International Inc.+                   1,098        15,372
Steel Dynamics Inc.+                           1,378        15,330
ATMI Inc.+                                       828        15,318
Pan Pacific Retail Properties Inc.               690        15,284

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 29
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Teledyne Technologies Inc.+                    1,091  $     15,274
Cerus Corp.+                                     345        15,223
Sawtek Inc.+                                     854        15,212
Gene Logic Inc.+                                 905        15,159
National Penn Bancshares Inc.                    630        15,159
Interstate Bakeries Corp.                        988        15,097
Rare Hospitality International Inc.+             606        15,074
SONICblue Inc.+                                3,173        15,072
MRV Communications Inc.+                       2,161        15,059
AmeriPath Inc.+                                  732        15,052
Tredegar Corporation                             855        15,048
Triumph Group Inc.+                              396        15,048
SBA Communications Corp.+                        950        15,022
United Television Inc.+                          132        15,015
Virata Corp.+                                  1,148        14,996
Topps Co. (The)+                               1,481        14,995
Dobson Communications Corp. "A"+                 904        14,973
Sterling Bancshares Inc.                         855        14,963
Atlas Air Inc.+                                  528        14,863
Spinnaker Exploration Co.+                       340        14,858
Sirius Satellite Radio Inc.+*                  1,194        14,850
Lennox International Inc.                      1,441        14,842
Terex Corp.+                                     854        14,817
LandAmerica Financial Group Inc.                 415        14,766
Dreyer's Grand Ice Cream Inc.                    569        14,758
Kimball International Inc. "B"                 1,098        14,754
WMS Industries Inc.+                             819        14,742
DSP Group Inc.+                                  951        14,740
Del Monte Foods Co.+                           1,808        14,717
Cryolife Inc.+                                   567        14,702
Taubman Centers Inc.                           1,220        14,701
OfficeMax Inc.+                                3,905        14,644
Children's Place Retail Stores Inc.+*            610        14,640
IHOP Corp.+                                      732        14,640
Yellow Corporation+                              854        14,625
Asyst Technologies Inc.+                       1,123        14,599
G&K Services Inc. "A"                            732        14,594
Papa John's International Inc.+*                 611        14,549
Delphi Financial Group Inc. "A"                  488        14,445
Reliance Steel & Aluminum Co.                    616        14,445
Kelly Services Inc. "A"                          610        14,384
Tower Automotive Inc.+                         1,339        14,367
Datascope Corp.                                  397        14,366
Mediacom Communications Corp.+                   731        14,300
AO Smith Corp. "B"                               732        14,296
Madison Gas & Electric Co.                       610        14,259
Aztar Corp.+                                   1,342        14,239
Intersil Holding Corp.+                          771        14,215
ANADIGICS Inc.+                                1,072        14,204
Regeneron Pharmaceuticals Inc.+                  640        14,200
Cornerstone Realty Income Trust                1,342        14,198
Vicor Corp.+                                     692        14,186
Sunglass Hut International Inc.+               1,240        14,183
Hancock Holding Co.                              326        14,161
Internet Capital Group Inc.+*                  6,465        14,142
Jones Lang LaSalle Inc.+                       1,098        14,109
99 Cents Only Stores+                            610        14,097
Woodward Governor Co.                            274        14,077
Intranet Solutions Inc.+                         585        14,003
NBT Bancorp Inc.                                 838        13,984
Frontier Financial Corp.                         584        13,979
Liberate Technologies Inc.+                    1,681        13,973
California Water Service Group                   488        13,957
Arnold Industries Inc.                           732        13,954
NACCO Industries Inc.                            224        13,946
Oakley Inc.+                                     783        13,914
Enzo Biochem Inc.+*                              827        13,885
Salem Communications Corp. "A"+                  853        13,861
Arrow International Inc.                         366        13,816
JDN Realty Corp.                               1,220        13,798
Tennant Co.                                      326        13,774
Take-Two Interactive Software Inc.+*             964        13,752
Greif Brothers Corp. "A"                         488        13,725
InterDigital Communications Corp.+             1,836        13,713
Mid-America Apartment Communities Inc.           610        13,713
Airgas Inc.+                                   1,738        13,695
Tesoro Petroleum Corp.+                        1,098        13,670
Innkeepers USA Trust                           1,220        13,664
Benchmark Electronics Inc.+                      696        13,572
Spherion Corporation+                          1,952        13,547
Simpson Manufacturing Co. Inc.+                  274        13,508
Pioneer-Standard Electronics Inc.              1,101        13,487
Pinnacle Systems Inc.+                         1,589        13,407
Lands' End Inc.+*                                488        13,396
Ruddick Corp.                                    977        13,385
Michael Foods Inc.                               448        13,384
Borland Software Corp+                         1,917        13,359
S1 Corp.+*                                     1,836        13,311
REMEC Inc.+                                    1,328        13,280
Crestline Capital Corp.+                         489        13,276

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PAGE 30                                                                  iShares
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Esterline Technologies Corp.+                    610  $     13,267
Nu Skin Enterprises Inc. "A"                   1,560        13,260
ITT Educational Services Inc.+                   488        13,225
General Communication Inc. "A"+                1,467        13,203
John Nuveen Co. "A"                              244        13,176
NUI Corp.                                        488        13,176
School Specialty Inc.+                           610        13,153
First Sentinel Bancorp Inc.                    1,181        13,139
Unifi Inc.+                                    1,846        13,088
Ilex Oncology Inc.+                              858        13,084
Aurora Biosciences Corp.+                        731        13,067
ChemFirst Inc.                                   489        13,032
Advanta Corp. "A"*                               824        13,030
Arch Chemicals Inc.                              611        13,014
Akamai Technologies Inc.+*                     1,514        12,964
Energy Conversion Devices Inc.+                  529        12,960
Commercial Net Lease Realty Inc.               1,098        12,956
Glimcher Realty Trust                            854        12,904
Guitar Center Inc.+                              732        12,901
Ameritrade Holding Corp. "A"+*                 2,440        12,886
Patina Oil & Gas Corp.                           482        12,869
Pharmacyclics Inc.+                              569        12,803
Pharmacopeia Inc.+                               716        12,799
Kronos Inc.+                                     406        12,764
Hutchinson Technology Inc.+*                     854        12,757
Young Broadcasting Corp. "A"+                    406        12,738
Trico Marine Services Inc.+                      849        12,735
Integra Bank Corp.                               610        12,734
Eastgroup Properties Inc.                        539        12,693
Speedway Motorsports Inc.+                       488        12,688
Factory 2-U Stores Inc.+                         463        12,646
Isis Pharmaceuticals Inc.+*                    1,366        12,635
Commonwealth Telephone Enterprises Inc.+         366        12,627
Kopin Corp.+                                   2,196        12,627
AirGate PCS Inc.+                                335        12,604
NextCard Inc.+                                 1,222        12,602
Allen Telecom Inc.+                              976        12,590
Administaff Inc.+                                692        12,560
PRI Automation Inc.+*                            732        12,536
Bowne & Co. Inc.                               1,134        12,531
GenCorp. Inc.                                  1,179        12,521
Input/Output Inc.+                             1,338        12,510
AAR Corp.                                        976        12,454
Wabtec Corporation                               975        12,383
Quest Software Inc.+                             697        12,372
RFS Hotel Investors Inc.                         854        12,366
Micros Systems Inc.+                             610        12,353
Intertan Inc.+                                   976        12,346
Transkaryotic Therapies Inc.+                    702        12,329
Heartland Express Inc.+                          488        12,322
NL Industries Inc.                               732        12,298
Coinstar Inc.+                                   732        12,261
Commercial Metals Co.                            488        12,249
Entrust Technologies Inc.+                     1,469        12,211
Documentum Inc.+                               1,110        12,210
Regal-Beloit Corp.                               732        12,188
First Financial Bankshares Inc.                  366        12,169
Cadiz Inc.+                                    1,220        12,124
American States Water Co.                        366        12,118
General Cable Corp.                            1,116        12,109
I-Stat Corp.+                                    609        12,104
National Golf Properties Inc.                    488        12,083
Electroglas Inc.+                                732        12,078
Williams Communications Group Inc.+*           1,342        12,078
Presidential Life Corp.                          731        12,062
Burlington Coat Factory Warehouse Corp.          610        12,017
KV Pharmaceuticals Co. "B"+                      606        12,017
Sunrise Assisted Living Inc.+*                   610        12,009
Applied Industrial Technologies Inc.             732        12,005
Triarc Companies Inc.+                           488        12,005
Kaman Corp. "A"                                  733        12,003
PSS World Medical Inc.+                        2,686        12,003
Infonet Services Corp. "B"+                    1,801        11,977
Koger Equity Inc.                                855        11,970
Seacoast Financial Services Corp.                854        11,903
Chesapeake Corp.                                 514        11,899
Artesyn Technologies Inc.+                     1,098        11,872
Anchor BanCorp Wisconsin Inc.                    854        11,849
Robert Mondavi Corp. (The) "A"+                  264        11,831
Century South Banks Inc.                         366        11,826
Churchill Downs Inc.                             387        11,823
Southern Peru Copper Corp.                       854        11,785
Rollins Inc.                                     610        11,773
International Multifoods Corp.                   610        11,742
Ryan's Family Steak Houses Inc.+               1,104        11,730
Harbor Florida Bancshares Inc.                   733        11,728
American West Holdings Corp. "B"+              1,220        11,712
Capital Automotive REIT                          732        11,712
Lightbridge Inc.+                              1,024        11,712
Skechers U.S.A. Inc. "A"+*                       488        11,712


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 31
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Advanced Energy Industries Inc.+                 452  $     11,667
Promistar Financial Corp.                        610        11,666
Schulman (A.) Inc.                               977        11,663
Atwood Oceanics Inc.+                            285        11,662
Gentiva Health Services Inc.+                    610        11,628
Barnes Group Inc.                                610        11,590
INAMED Corp.+                                    487        11,566
Tucker Anthony Sutro Corporation                 610        11,560
General Semiconductor Inc.+                    1,220        11,553
Neurogen Corp.+                                  488        11,529
W Holding Co. Inc.                               975        11,517
UICI+                                          1,311        11,511
Brown Shoe Company Inc.                          610        11,498
Genlyte Group Inc. (The)+                        417        11,494
Sinclair Broadcast Group "A"+                  1,585        11,491
Equity Inns Inc.                               1,467        11,487
Alexion Pharmaceuticals Inc.+                    503        11,475
Bio-Technology General Corp.+                  1,837        11,463
Bedford Property Investors Inc.                  611        11,462
Concurrent Computer Corp.+                     1,830        11,437
Dress Barn Inc.+                                 488        11,437
Corinthian Colleges Inc.+                        284        11,431
Avid Technology Inc.+                            854        11,422
Empire District Electric Co. (The)               610        11,401
Cohu Inc.                                        732        11,392
Brush Engineered Materials                       610        11,376
Seitel Inc.+                                     610        11,346
American Superconductor Corp.+                   706        11,340
Chemed Corp.                                     326        11,328
Boca Resorts Inc. "A"+                           975        11,310
Albany International Corp. "A"+                  610        11,224
Terremark Worldwide Inc.+                      4,488        11,220
Buckeye Technologies Inc.+                       975        11,212
Sandy Spring Bancorp Inc.                        366        11,186
Mid-State Bancshares                             732        11,163
Pep Boys-Manny Moe & Jack Inc.                 1,833        11,163
WesBanco Inc.                                    611        11,151
Charter Municipal Mortgage Acceptance
  Corp.                                          732        11,148
Town & Country Trust                             585        11,144
Computer Network Technology Corp.+             1,000        11,125
Frontier Airlines Inc.+                          912        11,109
Parexel International Corp.+                     893        11,107
MacDermid Inc.                                   614        11,101
Wyndham International Inc. "A"+                5,211        11,099
Stride Rite Corp.                              1,479        11,093
Integrated Silicon Solution Inc.+                853        11,089
7-Eleven Inc.+                                 1,119        11,078
Columbia Sportswear Co.+                         243        11,053
Park Electrochemical Corp.                       489        11,051
Phillips-Van Heusen Corporation                  732        11,039
Bethlehem Steel Corp.+                         4,555        11,023
Bell & Howell Co.+                               488        11,004
Plains Resource Inc.+                            524        11,004
CVB Financial Corp.                              689        11,003
CB Richard Ellis Services Inc.+                  732        10,995
Chemical Financial Corp.                         488        10,980
Analogic Corp.                                   244        10,965
Interface Inc. "A"                             1,594        10,959
Hughes Supply Inc.                               748        10,936
MedQuist Inc.+                                   504        10,931
Corixa Corp.+                                  1,364        10,912
Lance Inc.                                       970        10,912
Echelon Corp.+*                                  736        10,902
Glatfelter (P.H.) Co.                            855        10,893
AMLI Residential Properties Trust                488        10,882
MAXIMUS Inc.+                                    366        10,837
Harleysville Group Inc.                          488        10,827
South Jersey Industries                          367        10,827
Natural Microsystems Corp.+*                   1,218        10,810
Tweeter Home Entertainment Group Inc.+           556        10,807
Scott Technologies Inc.+                         488        10,797
Pinnacle Holdings Inc.+                        1,220        10,789
Digex Inc.+                                      773        10,774
FEI Co.+                                         488        10,766
Encompass Service Corp.+                       2,197        10,765
Roadway Express Inc.                             488        10,736
Armor Holdings Inc.+                             609        10,718
Paxson Communications Corp.+                   1,098        10,706
ProBusiness Services Inc.+                       488        10,706
Harleysville National Corp.                      285        10,687
Dime Community Bancshares                        392        10,682
Stein Mart Inc.+                                 976        10,675
Penton Media Inc.                                732        10,651
Immunomedics Inc.+                             1,103        10,616
Presstek Inc.+                                   976        10,614
PMA Capital Corp. "A"                            610        10,599
Wit Soundview Group Inc.+                      3,526        10,578
Parkway Properties Inc.                          366        10,504
Walter Industries Inc.                         1,221        10,501


--------------------------------------------------------------------------------
PAGE 32                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Vans Inc.+                                       463  $     10,446
Metro-Goldwyn-Mayer Inc.+                        609        10,438
GBC Bancorp                                      366        10,431
Ocwen Financial Corp.+                         1,227        10,417
Great Lakes REIT Inc.                            610        10,327
NCI Building Systems Inc.+                       610        10,309
Microsemi Corp.+                                 366        10,248
Elcor Corp.                                      732        10,233
Bio-Rad Laboratories Inc. "A"+                   284        10,224
Tollgrade Communications Inc.+                   397        10,223
O'Charley's Inc.+                                488        10,218
Trust Company of New Jersey (The)                610        10,218
Sovran Self Storage Inc.                         417        10,217
Mills Corp.                                      488        10,194
Watts Industries Inc. "A"                        610        10,187
Franklin Electric Co. Inc.                       142        10,171
Phoenix Technologies Ltd.+                       733        10,170
Vector Group Ltd.*                               484        10,164
Trammell Crow Co.+                               854        10,163
webMethods Inc.+*                                486        10,145
Thomas Industries Inc.                           489        10,122
Marcus Corp.                                     733        10,115
Systems & Computer Technology Corp.+           1,098        10,088
Novoste Corp.+                                   574        10,081
National Health Investors Inc.                   866        10,072
ITC DeltaCom Inc.+                             1,714        10,070
IRT Property Co.                               1,094        10,065
Ivex Packaging Corp.+                            732        10,065
Mobile Mini Inc.+                                365        10,060
PFF Bancorp Inc.                                 438        10,047
Sonus Networks Inc.+                             501         9,997
EMCOR Group Inc.+*                               326         9,985
Aphton Corp.+                                    487         9,983
RLI Corp.                                        244         9,965
TriZetto Group Inc. (The)+                       715         9,965
Fleetwood Enterprises Inc.                     1,099         9,946
Westpoint Stevens Inc.*                        1,105         9,945
Organogenesis Inc.+                            1,220         9,943
Zoll Medical Corp.+                              285         9,939
Alliance Semiconductor Corp.+                    854         9,928
Arthocare Corp.+*                                707         9,898
CACI International Inc. "A"+                     366         9,882
Edison Schools Inc.+*                            488         9,882
Southwest Securities Group Inc.*                 529         9,882
F&M Bancorp                                      366         9,836
Rural Cellular Corp. "A"+                        365         9,832
Bandag Inc.                                      367         9,828
Aaron Rents Inc. "B"                             610         9,821
Prima Energy Corp.+                              324         9,821
United National Bancorp                          489         9,780
Vail Resorts Inc.+                               489         9,780
RCN Corp.+*                                    1,620         9,771
SonicWALL Inc.+                                  801         9,762
First Financial Corp.                            244         9,760
First Financial Holdings Inc.                    488         9,760
WD-40 Company                                    488         9,760
Capstead Mortgage Corp.                          726         9,714
Advantage Learning Systems Inc.+                 336         9,702
Pennsylvania Real Estate Investment
  Trust                                          462         9,702
Riggs National Corp.                             611         9,700
Symmetricom Inc.+                                800         9,700
Midcoast Energy Resources Inc.                   366         9,699
Argonaut Group Inc.                              610         9,684
Trans World Entertainment Corp.+               1,098         9,676
Ditech Communications Corp.+                     854         9,661
Bright Horizons Family Solutions Inc.+           406         9,622
First Indiana Corp.                              366         9,607
Harmonic Inc.+                                 1,708         9,607
AXT Inc.+                                        640         9,600
Gardner Denver Inc.+                             488         9,565
IDX Systems Corp.+                               528         9,537
Hunt (J.B.) Transport Services Inc.+             610         9,531
Wesco Financial Corp.                             31         9,517
Aether Systems Inc.+*                            731         9,503
AremisSoft Corp.+                                730         9,490
Cyberonics Inc.+                                 585         9,470
Martek Biosciences Corp.+*                       610         9,455
Pacific Northwest Bancorp                        488         9,455
Anaren Microwave Inc.+                           752         9,447
Champion Enterprises Inc.+                     1,833         9,440
Pericom Semiconductor Corp.+                     732         9,425
Mastec Inc.+                                     697         9,416
Agile Software Corp.+                            854         9,407
NTELOS Inc.+                                     488         9,394
Penn Engineering & Manufacturing Corp.           243         9,392
Intertrust Technologies Corp.+                 2,081         9,364
Conmed Corp.+                                    488         9,363
Multex.com Inc.+                                 604         9,362
Mesa Air Group Inc.+                           1,115         9,338
Oshkosh B'gosh Inc. "A"                          366         9,333


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 33
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Checkpoint Systems Inc.+                         984  $      9,299
Clarent Corp.+                                   773         9,276
URS Corp.+                                       488         9,272
Palm Harbor Homes Inc.+                          610         9,264
Symyx Technologies Inc.+                         732         9,242
Russ Berrie & Co. Inc.                           366         9,231
Forrester Research Inc.+                         386         9,192
ESCO Technologies Inc.+                          367         9,160
Advanced Tissue Sciences Inc.+                 2,320         9,135
Penn Virginia Corp.                              244         9,099
Thoratec Labs Corp.+                           1,070         9,095
Horizon Offshore Inc.+                           365         9,034
Isle of Capris Casinos Inc.+                     855         9,031
Mattson Technology Inc.+                         596         9,015
Proxim Inc.+                                     895         9,006
BOK Financial Corp.+                             366         8,990
InterVoice-Brite Inc.+                         1,104         8,970
Playtex Products Inc.+                           976         8,969
Financial Federal Corp.+                         366         8,967
Neose Technologies Inc.+                         366         8,967
Calgon Carbon Corp.                            1,194         8,931
Three-Five Systems, Inc.+                        732         8,930
Mail-Well Inc.+                                1,832         8,922
Nortek Inc.+                                     326         8,916
Profit Recovery Group International Inc.
  (The)+                                       1,425         8,906
Shopko Stores Inc.+                            1,113         8,904
Midway Games Inc.+                             1,217         8,884
Vitria Technology Inc.+*                       2,317         8,834
Collins & Aikman Corp.+                        2,015         8,826
Supergen Inc.+                                   855         8,817
Spectrasite Holdings Inc.+                     2,043         8,810
Photon Dynamics Inc.+                            417         8,809
Krispy Kreme Doughnuts Inc.+*                    244         8,784
Orbital Sciences Corp.+                        1,464         8,784
Monaco Coach Corp.+                              489         8,782
EntreMed Inc.+*                                  528         8,778
MapInfo Corp.+                                   494         8,769
Quanex Corp.                                     488         8,760
Zygo Corp.+                                      462         8,749
Cytogen Corp.+                                 2,687         8,733
Zoran Corp.+                                     570         8,728
Kansas City Life Insurance Co.                   244         8,723
Ocular Sciences Inc.+                            489         8,710
Frontline Capital Group Inc.+                    854         8,700
Nuevo Energy Co.+                                489         8,665
MKS Instruments Inc.+                            463         8,663
Moog Inc. "A"+                                   244         8,662
Semco Energy Inc.*                               610         8,662
Oak Technology Inc.+                           1,463         8,641
Winnebago Industries Inc.                        488         8,638
Zenith National Insurance Corp.                  366         8,638
Transaction Systems Architects Inc. "A"+       1,206         8,630
Schweitzer-Mauduit International Inc.            488         8,613
Handleman Co.+                                   861         8,584
Memberworks Inc.+*                               365         8,578
Alabama National Bancorp                         285         8,550
West Pharmaceutical Services Inc.                366         8,546
Farmers Capital Bank Corp.                       244         8,540
P.F. Chang's China Bistro Inc.+*                 244         8,540
Strayer Education Inc.                           244         8,540
Universal Compression Holdings Inc.+             244         8,540
OceanFirst Financial Corp.                       367         8,533
Ryerson Tull Inc.                                849         8,532
Student Loan Corp.                               122         8,525
Houston Exploration Co.+                         284         8,520
Southwestern Energy Company                      858         8,494
United Therapeutics Inc.+*                       487         8,492
Arkansas Best Corp.+                             539         8,489
Ventana Medical Systems Inc.+                    365         8,486
Key3Media Group Inc.+                            713         8,485
Fossil Inc.+                                     488         8,479
Watsco Inc.                                      731         8,465
First Merchants Corp.                            366         8,441
Radiant Systems Inc.+                            610         8,426
M.S. Carriers Inc.+                              275         8,422
Mississippi Valley Bancshares Inc.               244         8,420
Standex International Corp.                      366         8,400
JDA Software Group Inc.+                         732         8,372
Haverty Furniture Companies Inc.                 610         8,357
Landry's Seafood Restaurants Inc.                736         8,354
Arctic Cat Inc.                                  610         8,349
Digital Insight Corp.+                           725         8,337
Ciber Inc.+                                    1,708         8,335
Mine Safety Appliances Co.                       326         8,329
Polymedica Industries Corp.+*                    366         8,327
NABI Inc.+                                     1,345         8,322
Sequa Corp. "A"+                                 213         8,307
RadiSys Corp.+                                   488         8,296
Net.B@nk Inc.+                                   946         8,278


--------------------------------------------------------------------------------
PAGE 34                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
MEMC Electronics Materials Inc.+               1,191  $      8,277
Comstock Resources Inc.+                         735         8,269
Valmont Industries Inc.                          488         8,266
Andover Bancorp Inc.                             244         8,265
Secure Computing Corp.+                          854         8,220
RTI International Metals Inc.+                   611         8,218
Navigant Consulting Co.+                       1,231         8,198
West Corp+                                       366         8,189
Seachange International Inc.+                    609         8,183
Professional Detailing Inc.+                     132         8,149
Ibis Technology Corp.+*                          295         8,112
CNA Surety Corp.                                 610         8,101
Fritz Companies Inc.+                            738         8,072
Dril-Quip Inc.+                                  336         8,064
Universal Electronics Inc.+                      488         8,052
Lone Star Steakhouse & Saloon Inc.               859         7,973
Area Bancshares Corp.                            500         7,969
Standard Register Co.                            488         7,954
Berry Petroleum Co. "A"                          610         7,930
Identix Inc.+                                    935         7,929
Omnova Solutions Inc.                          1,193         7,922
New England Business Service Inc.                428         7,918
Complete Business Solutions Inc.+                854         7,917
Baldwin & Lyons Inc. "B"                         367         7,913
Matrix Pharmaceutical Inc.+                      879         7,911
United Community Financial Corp.               1,193         7,904
Spartech Corp.                                   488         7,881
Lexington Corp. Properties Trust                 610         7,869
WESCO International Inc.+                        847         7,835
Century Business Services Inc.+                3,127         7,817
NS Group Inc.+                                   701         7,816
Information Holdings Inc.+                       365         7,811
Playboy Enterprises Inc. "B"+                    732         7,796
Integrated Circuit Systems Inc.+                 487         7,792
CoStar Group Inc.+                               407         7,784
Oneida Ltd.                                      488         7,784
Imatron Inc.+                                  4,151         7,783
Cambridge Technology Partners Inc.+            2,075         7,781
Omega Financial Corp.                            285         7,766
CT Communications Inc.                           609         7,765
Cumulus Media Inc."A"+                         1,342         7,758
Bank of Granite Corp.                            366         7,755
Covad Communications Group Inc.+               5,756         7,735
Fremont General Corp.                          1,993         7,733
Irwin Financial Corp.                            366         7,732
American Industrial Properties                   610         7,729
Midwest Express Holdings Inc.+                   488         7,715
Jakks Pacific Inc.+                              726         7,714
ABIOMED Inc.+*                                   488         7,686
MidAmerica Bancorp                               334         7,682
Wabash National Corp.                            748         7,667
Integrated Electrical Services Inc.+           1,344         7,661
Wave Systems Corp. "A"+                        1,678         7,656
DDi Corp.+                                       453         7,644
Geron Corp.+*                                    732         7,640
Metromedia International Group Inc.+           2,440         7,637
Genrad Inc.+                                     954         7,632
Learning Tree International Inc.+                366         7,583
City Bank                                        365         7,574
Key Productions Co. Inc.+                        365         7,574
Fred's Inc.                                      331         7,572
Aspect Communications Corp.+                   1,709         7,557
CorVel Corp.+                                    213         7,535
SCM Microsystems Inc.+*                          488         7,534
Lindsay Manufacturing Co.                        407         7,530
Ventiv Health Inc.+                              489         7,518
Medical Assurance Inc.+                          611         7,515
Federal-Mogul Corp.                            2,562         7,507
Pegasus Solutions Inc.+                          839         7,472
eSPEED Inc. "A"+                                 365         7,460
Inter-Tel Inc.                                   732         7,457
Alexander's Inc.+                                122         7,448
Cascade Natural Gas Corp.                        366         7,448
SCPIE Holdings Inc.                              366         7,430
Deltic Timber Corp.                              366         7,411
Viasat Inc.+                                     490         7,411
Teletech Holdings Inc.+                          940         7,403
Parkervision Inc.+*                              274         7,398
Texas Biotech Corp.+                           1,463         7,388
Siliconix Inc.+                                  244         7,381
Avant Immunotherapeutics Inc.+                 1,709         7,370
Standard Microsystems Corp.+                     488         7,351
Cato Corp. "A"                                   488         7,350
Casual Male Corp.                                459         7,344
Curtiss Wright Corp.                             152         7,334
First Busey Corp. "A"                            366         7,320
Frontier Oil Corp.+                              949         7,307
InterCept Group Inc. (The)+                      285         7,303
ATS Medical Inc.+                                757         7,286
Hickory Tech Corp.                               488         7,259


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 35
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Travelocity.com Inc.+                            488  $      7,229
Insignia Financial Group Inc.+                   610         7,198
Spanish Broadcasting System Inc. "A"+          1,103         7,170
Polaroid Corp.                                 1,678         7,148
Steak n Shake Company (The)+                     830         7,138
Grey Global Group Inc.                            11         7,128
Ultimate Electronics Inc.+                       285         7,125
Avigen Inc.+*                                    584         7,117
JP Realty Inc.                                   366         7,111
DuPont Photomasks Inc.+                          162         7,108
kForce.com Inc.+                               1,335         7,092
FSI International Inc.+                          854         7,045
CPB Inc.                                         244         7,030
Triangle Pharmaceuticals Inc.+                 1,221         7,021
Gold Bancorp Inc.                                997         7,010
Vical Inc.+                                      732         7,000
Emisphere Technologies Inc.+                     488         6,984
Exide Corp.                                      851         6,978
Wilsons The Leather Experts Inc.+                365         6,958
Crown Media Holdings Inc.+                       366         6,954
Tularik Inc.+*                                   366         6,954
Entertainment Properties Trust*                  488         6,949
Griffon Corporation+                             879         6,944
Carreker Corp.+                                  365         6,935
IGEN International Inc.+*                        366         6,931
Magnetek Inc.+                                   735         6,931
First Consulting Group Inc.+                     706         6,928
McGrath Rentcorp                                 316         6,913
McMoRan Exploration Co.+                         489         6,870
BSB Bancorp Inc.                                 365         6,867
Caraustar Industries Inc.                        855         6,867
1st Source Corp.                                 367         6,858
Centex Construction Products Inc.                244         6,856
SIPEX Corp.+                                     732         6,840
First Federal Capital Corp.                      488         6,832
PICO Holdings Inc.+                              488         6,832
Gabelli Asset Management Inc. "A"+               203         6,800
Winstar Communications Inc.+*                  3,146         6,784
Boykin Lodging Co.                               610         6,771
Electro Rent Corp.+                              488         6,771
Keynote Systems Inc.+                            605         6,768
Pre-Paid Legal Services Inc.+*                   651         6,744
Philadelphia Consolidated Holding Co.+*          244         6,741
GoTo.com Inc.+                                   854         6,699
Saul Centers Inc.                                366         6,698
Research Frontiers Inc.+                         366         6,680
Central Parking Corp.                            367         6,679
MGI Pharma Inc.+                                 609         6,661
Myers Industries Inc.                            491         6,629
Ticketmaster Online-CitySearch Inc. "B"+         731         6,625
Cleveland-Cliffs Inc.                            366         6,588
Vasomedical Inc.+                              1,728         6,588
Casella Waste Systems Inc. "A"+                  737         6,587
Cognizant Technology Solutions Corp.+            219         6,584
Martha Stewart Living Inc. "A"+*                 365         6,570
Vital Sign Inc.                                  204         6,554
Group 1 Automotive Inc.+                         520         6,526
C-COR.net Corp.+                                 975         6,520
Sauer Inc.                                       731         6,513
CCC Information Services Group Inc.+             749         6,484
Biopure Corp.+*                                  487         6,483
DUSA Pharmaceuticals Inc.+                       487         6,483
Brookline Bancorp Inc.                           488         6,466
Digital Lightware Inc.+                          366         6,451
Excel Technology Inc.+                           365         6,433
WFS Financial Inc.+                              365         6,433
Yankee Candle Co. Inc. (The)+*                   488         6,427
Lightpath Technologies Inc. "A"+                 499         6,425
Armstrong Holdings Inc.                        1,585         6,419
Pinnacle Entertainment Inc.+                     611         6,416
Belco Oil & Gas Corp.+                           729         6,415
Bel Fuse Inc. "B"                                275         6,411
Kos Pharmaceuticals Inc.+                        365         6,410
Midas Inc.                                       489         6,406
Woodhead Industries Inc.                         367         6,400
Astec Industries Inc.+                           488         6,374
Sturm Ruger & Co. Inc.                           649         6,373
National Western Life Insurance
  Company "A"+                                    72         6,372
Crossmann Communities Inc.+                      244         6,359
DiamondCluster International Inc. "A"+           731         6,351
Microvision Inc.+*                               416         6,318
Zomax Inc.+                                    1,229         6,299
Trex Co. Inc.+                                   203         6,295
AMERCO+                                          295         6,269
Robbins & Myers Inc.                             244         6,246
World Wrestling Federation
  Entertainment Inc.+                            463         6,186
Stewart Information Services Corp.+              366         6,149
InteliData Technologies Corp.+                 1,487         6,134


--------------------------------------------------------------------------------
PAGE 36                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
SLI Inc.                                         732  $      6,112
WestCorp Inc.                                    351         6,107
Netro Corp.+                                   1,219         6,095
Hexcel Corp.+                                    611         6,079
UTStarcom Inc.+                                  365         6,068
Kenneth Cole Productions "A"+                    243         6,063
Pope & Talbot Inc.                               488         6,051
Sykes Enterprises Inc.+                        1,106         6,048
Tejon Ranch Co.+                                 244         6,027
Valentis Inc.+                                 1,185         5,999
RPC Inc.                                         488         5,993
Concord Camera Corp.+                            847         5,982
Burnham Pacific Properties Inc.                1,244         5,959
SBS Technologies Inc.+                           400         5,950
Knight Transportation Inc.+                      244         5,947
Independent Bank Corp.                           396         5,940
VerticalNet Inc.+                              2,926         5,940
Championship Auto Racing Teams Inc.+             366         5,929
LaSalle Hotel Properties                         366         5,926
R&G Financial Corp. "B"                          356         5,874
Aware Inc.+                                      610         5,871
ONYX Software Corp.+                             731         5,871
ON Semiconductor Corp.+                        1,097         5,862
X-Rite Inc.                                      594         5,827
Per-Se Technologies Inc.+                        982         5,800
Luby's Inc.                                      759         5,768
Electronics Boutique Holdings Corp.+             244         5,749
Peregrine Pharmaceuticals+                     3,910         5,743
Interact Commerce Corporation+                   488         5,734
Advanced Marketing Services Inc.                 245         5,733
Praecis Pharmaceuticals Inc.+                    285         5,682
Rudolph Technologies Inc.+*                      163         5,654
Theragenics Corp.+                               884         5,649
DVI Inc.+                                        366         5,644
ProsoftTraining.com+                             716         5,639
Great Atlantic & Pacific Tea Co.                 616         5,636
New Era of Networks Inc.+                        946         5,617
FBL Financial Group Inc. "A"                     360         5,616
Owens Corning*                                 1,750         5,600
Pilgrim's Pride Corp. "B"                        568         5,595
Digene Corp.+                                    366         5,581
State Auto Financial Corp.                       367         5,574
Wild Oats Markets Inc.+                          617         5,572
Priceline.com Inc.+                            2,201         5,571
Terayon Communications Systems Inc.+           1,220         5,566
Salton Inc.+*                                    366         5,563
SpeedFam-IPEC Inc.+                              860         5,563
Universal Forest Products Inc.                   366         5,536
Cygnus Inc.+                                     739         5,520
Talk.com Inc.+                                 2,450         5,513
Cash American Investments Inc.                   900         5,490
BankAtlantic Bancorp Inc. "A"*                   856         5,478
Steven Madden Ltd.+                              371         5,449
MCSi Inc.+*                                      366         5,421
Digimarc Corp.+*                                 361         5,415
First Niagara Financial Group Inc.               483         5,404
Datastream Systems Inc.+                         568         5,396
AnswerThink Consulting Group Inc.+             1,105         5,387
Cyber-Care Inc.+*                              1,831         5,379
LodgeNet Entertainment Corp.+                    367         5,367
Interpool Inc.                                   367         5,340
ANTEC Corp.+                                     733         5,337
Grace (W.R.) & Company+                        2,319         5,334
PurchasePro.com Inc.+*                           732         5,307
Thor Industries Inc.                             244         5,307
Cubic Corp.                                      208         5,304
Sangstat Medical Corp.+*                         596         5,290
Copper Mountain Networks Inc.+                 1,557         5,278
Skyline Corp.                                    244         5,263
Hotel Reservations Network Inc. "A"+             203         5,227
Ariad Pharmaceuticals Inc.+                      945         5,197
Global Telesystems Inc.+                       6,833         5,193
Applica Inc.+                                    836         5,183
Alliance Pharmaceutical Corp.+                 1,587         5,158
ADE Corp.+                                       365         5,156
Metasolv Inc.+                                   365         5,156
Senior Housing Properties Trust                  457         5,150
CARBO Ceramics Inc.                              152         5,130
Intermune Pharmaceuticals Inc.+                  244         5,124
APAC Customer Services Inc.+                     975         5,119
Prime Group Realty Trust                         366         5,109
Sonic Automotive Inc.+                           651         5,078
Valence Technology Inc.+*                      1,112         5,074
Beasley Broadcast Group Inc. "A"+                337         5,055
Lawson Products Inc.                             204         5,049
Celeritek Inc.+                                  395         5,036
Universal Display Corp.+*                        487         5,022
Farmer Brothers Co.                               21         5,018
Columbia Laboratories Inc.+                      831         5,003
SPSS Inc.+                                       295         4,997


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 37
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Brightpoint Inc.+                              2,075  $      4,993
Connetics Corp.+                                 981         4,966
Internap Network Services Corp.+               2,561         4,962
Kana Communications Inc.+                      2,561         4,962
VaxGen Inc.+*                                    245         4,961
VIVUS Inc.+                                    1,113         4,953
ESS Technology Inc.+                             861         4,951
Concord Communications Inc.+                     602         4,929
Somera Communications Inc.+                    1,093         4,919
Adept Technology Inc.+                           351         4,914
Maxim Pharmaceuticals Inc.+*                     731         4,912
Northwest Bancorp Inc.                           496         4,898
Oriental Financial Group Inc.                    366         4,886
Digital Island Inc.+*                          2,681         4,859
CPI Corp.                                        244         4,819
USB Holding Co. Inc.                             366         4,813
BancFirst Corp.                                  122         4,804
United Natural Foods Inc.+                       341         4,794
CDI Corp.+                                       366         4,758
Glenayre Technologies Inc.+                    2,202         4,748
Tanox Inc.+                                      244         4,743
SERENA Software Inc.+                            518         4,727
Spectralink Corp.+                               483         4,679
Adelphia Business Solutions Inc.+                982         4,664
Bay View Capital Corp.                           982         4,655
Gulf Island Fabrication Inc.+                    245         4,655
Denbury Resources Inc.+                          573         4,641
Santander Bancorp                                244         4,636
Therma-Wave Inc.+                                366         4,621
ANC Rental Corp.+                              1,540         4,620
Sciclone Pharmaceuticals Inc.+                 1,103         4,619
Keithley Instruments Inc.                        285         4,617
Focal Communications Corp.+*                     489         4,600
Dover Downs Entertainment Inc.                   367         4,587
American Classic Voyages Co.+*                   366         4,575
Buckle Inc. (The)+                               244         4,575
Buca Inc.+                                       244         4,543
Friedman Billings Ramsey Group Inc. "A"+         828         4,537
National Processing Inc.+                        244         4,536
BioMarin Pharmaceutical Inc.+                    609         4,529
ACTV Inc.+                                     1,104         4,520
Puma Technology Inc.+                          1,189         4,459
Sitel Corp.+                                   1,591         4,455
Aurora Foods Inc.+                               645         4,450
Spiegel Inc. "A"                                 635         4,445
Rent-Way Inc.+                                   859         4,441
infoUSA Inc.+                                  1,021         4,435
CardioDynamics International Corp.+            1,222         4,430
Ackerly Group Inc. (The)+                        366         4,410
Semitool Inc.+                                   489         4,401
Viasystems Group Inc.+                         1,465         4,395
Great American Financial Resources Inc.          244         4,392
WebTrends Corp.+                                 488         4,392
Volt Information Sciences Inc.+                  244         4,390
Genome Therapeutics Corp.+                       731         4,386
CSK Auto Corp.+                                  635         4,381
NCH Corp.                                         92         4,381
Coachmen Industries Inc.                         488         4,368
Mpower Communications Corp.+*                  1,720         4,354
Gerber Scientific Inc.                           652         4,349
Meridian Resource Corp. (The)+                   609         4,342
Uniroyal Technology Corp.+                       580         4,341
Actuant Corp.                                    267         4,339
II-VI Inc.+                                      342         4,318
Tanger Factory Outlet Centers Inc.               209         4,316
Unova Inc.+                                    1,441         4,309
ePresence Inc.+                                  940         4,289
ZixIt Corp.+*                                    610         4,289
Value City Department Stores Inc.+               510         4,233
Plug Power Inc.+*                                295         4,222
Central Garden & Pet Co.+                        496         4,216
Davox Corp.+                                     366         4,163
IMRglobal Corp.+                                 738         4,151
Closure Medical Corp.+                           244         4,148
Matrixone Inc.+                                  243         4,146
Targeted Genetics Corp.+                         975         4,144
Rightchoice Managed Care Inc.+                   122         4,142
Sonosite Inc.+*                                  365         4,129
Dura Automotive Systems Inc.+                    489         4,126
StarMedia Network Inc.+                        1,374         4,122
Digital River Inc.+                              856         4,120
Bacou USA Inc.+                                  162         4,116
4Kids Entertainment Inc.+*                       365         4,114
Fedders Corp.                                    733         4,105
StarBase Corp.+                                1,842         4,087
Mesaba Holdings Inc.+                            367         4,083
HI/FN Inc.+                                      244         4,080
BindView Development Corp.+                    1,315         4,068
Stamps.com Inc.+                               1,354         4,062
BSQUARE Corp.+                                   367         4,060


--------------------------------------------------------------------------------
PAGE 38                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Smart & Final Inc.+                              401  $      4,030
Saga Communications Inc.+                        244         4,026
Corrections Corporation of America+            5,015         4,012
Genzyme Transgenics Corp.+                       611         4,010
Act Manufacturing Inc.+*                         366         4,003
Bone Care International Inc.+                    244         3,995
Viant Corp.+                                   1,594         3,985
Trendwest Resorts Inc.+*                         183         3,957
Finova Group Inc.                              2,197         3,955
Silicon Image Inc.+                            1,070         3,946
Visual Networks Inc.+                          1,107         3,944
MRO Software Inc.+                               488         3,935
Computer Horizons Corp.+                       1,120         3,920
International Specialty Products Inc.+           478         3,920
Miravant Medical Technologies+                   488         3,904
Riviana Foods Inc.                               244         3,904
Credit Suisse First Boston+                      856         3,895
Gibraltar Steel Corp.                            244         3,889
eLoyalty Corp.+                                1,593         3,883
E.W. Blanch Holdings Inc.                        488         3,880
Midland Co.                                      122         3,874
Alamosa Holdings Inc.+                           366         3,866
Net2Phone Inc.+                                  400         3,850
Acacia Research Corp.+                           584         3,832
Analysts International Corp.                     735         3,813
IXYS Corporation+                                242         3,811
NPC International Inc.+                          366         3,797
Wackenhut Corp. "A"+                             265         3,795
Broadbase Software Inc.+                       1,853         3,764
iXL Enterprises Inc.+                          1,585         3,764
Mechanical Technology Inc.+                      860         3,763
P-Com Inc.+                                    2,929         3,753
HEICO Corp.                                      244         3,745
Audiovox Corp. "A"+                              489         3,744
Brio Technology Inc.+                            617         3,741
Cheap Tickets Inc.+                              365         3,741
WatchGuard Technologies Inc.+                    452         3,729
Medallion Financial Corp.                        366         3,706
Clarus Corp.+                                    580         3,698
Acme Communications Inc.+                        350         3,697
Diversa Corp.+                                   244         3,690
Network Peripherals Inc.+                        581         3,686
National Presto Industries Inc.                  123         3,684
Viewpoint Corp.+                                 824         3,682
Sunrise Technologies International
  Inc.+*                                       1,963         3,681
Regent Communications Inc.+                      528         3,680
Rainbow Technologies Inc.+                       732         3,660
Wink Communications Inc.+                        732         3,660
PC-Tel Inc.+                                     487         3,653
Genta Inc.+*                                     607         3,618
EEX Corp.+                                       977         3,605
Golden Telecom Inc.+                             365         3,604
Sanchez Computer Associates Inc.+                488         3,599
Robotic Vision Systems Inc.+                   1,472         3,588
Packard BioScience Company+                      483         3,585
Labor Ready Inc.+                              1,134         3,572
Diametrics Medical Inc.+                         858         3,539
Bush Industries Inc. "A"                         245         3,528
AMCOL International Corp.                        879         3,516
Aradigm Corp.+                                   610         3,507
Cell Pathways Inc.+*                             854         3,496
Tuesday Morning Corp.+                           357         3,481
SilverStream Software Inc.+                      367         3,475
Stepan Co.                                       144         3,465
QRS Corp.+                                       407         3,460
Startek Inc.+                                    244         3,455
Kaiser Aluminum Corp.+                           903         3,449
Pacific Gulf Properties Inc.                     610         3,447
Celsion Corporation+                           2,687         3,439
Technology Solutions Co.+                      1,546         3,430
Value Line Inc.                                   82         3,424
Hyseq Inc.+                                      365         3,422
Boyd Gaming Corp.+                             1,012         3,410
CompuCredit Corp.+*                              452         3,404
Private Media Group Inc.+*                       475         3,399
QuickLogic Corp.+                                611         3,399
Pricesmart Inc.+                                  87         3,393
Mercator Software Inc.+                          927         3,389
Tricord Systems Inc.+*                           609         3,350
CoorsTek Inc.+                                   121         3,335
International Fibercom Inc.+                     855         3,313
North Pittsburgh Systems Inc.                    288         3,294
Nanogen Inc.+                                    488         3,264
EarthShell Corp.+                              1,304         3,260
Res-Care Inc.+*                                  651         3,255
F5 Networks Inc.+*                               609         3,254
Ethyl Corp.                                    2,166         3,249
Primus Telecommunications Group Inc.+            976         3,233
American Axle & Manufacturing
  Holdings Inc.+                                 348         3,219


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 39
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Whitehall Jewellers Inc.+                        410  $      3,194
Luminex Corp.+*                                  173         3,190
Chiquita Brands International Inc.+            2,452         3,188
Expedia Inc. "A"+                                243         3,174
Exelixis Inc.+                                   365         3,171
Gentek Inc.                                      243         3,159
Convera Corp.+                                   366         3,157
Superconductor Technologies Inc.+*               616         3,157
CSS Industries Inc.+                             144         3,146
High Speed Access Corp.+                       2,086         3,129
CTC Communications Group Inc.+                   494         3,118
Allied Riser Communications Corp.+             1,951         3,109
Wolverine Tube Inc.+                             245         3,099
Allscripts Healthcare Solutions Inc.+            616         3,098
AVT Corp.+                                     1,101         3,097
Liberty Digital Inc. "A"+                        495         3,094
Supertex Inc.+                                   245         3,093
NEO Rx Corporation+                              737         3,086
HotJobs.com Ltd.+                                609         3,083
Network Equipment Technologies Inc.+             724         3,077
Lynx Therapeutics Inc.+                          365         3,074
Capital City Bank Group Inc.                     122         3,073
Penn National Gaming Inc.+                       245         3,063
Credit Acceptance Corp.+*                        573         3,044
Nucentrix Broadband Networks Inc.+*              245         3,032
Biocryst Pharmaceuticals Inc.+                   487         3,013
Callon Petroleum Corp.+                          243         3,001
Insurance Auto Auctions Inc.+                    245         3,001
Centillium Communications Inc.+                  122         2,981
Stoneridge Inc.+                                 404         2,969
Maxygen Inc.+                                    244         2,955
Xybernaut Corp.+                               1,474         2,933
Infogrames Inc.+                                 527         2,898
Arch Wireless Inc.+                            4,632         2,895
Friede Goldman Halter Inc.+                    1,179         2,889
Proxicom Inc.+                                   982         2,885
Westell Technologies Inc.+                       853         2,879
SJW Corp.                                         36         2,871
Ampal-American Israel Corp. "A"+                 544         2,788
Immune Response Corp.+                         1,099         2,782
Immersion Corp.+                                 487         2,770
Coldwater Creek Inc.+                            122         2,738
NetManage Inc.+                                2,818         2,730
Hollywood Entertainment Corp.+                 1,244         2,721
Bebe Stores Inc.+*                               122         2,699
Optical Cable Corp.+*                            236         2,699
Endocare Inc.+                                   365         2,658
Extended Systems Inc.+*                          244         2,653
Transmontaigne Inc.+                             746         2,648
New Focus Inc.+*                                 209         2,615
US LEC Corp. "A"+                                368         2,599
Advanced Lighting Technologies Inc.+*            488         2,592
Casual Male Corp.+                               244         2,592
Avanex Corp.+*                                   243         2,569
Next Level Communications Inc.+*                 489         2,567
Cyberoptics Corp.+                               244         2,562
White Electronic Designs Corp.+                  488         2,562
XM Satellite Radio Holdings Inc. "A"+            367         2,546
Gaylord Container Corporation "A"+             2,190         2,540
TiVo Inc.+*                                      489         2,537
Turnstone Systems Inc.+*                         336         2,531
Prodigy Communications Corp. "A"+                778         2,529
Warnaco Group Inc. "A"                         1,825         2,519
Caminus Corp.+*                                  123         2,514
Vialink Co. (The)+                               855         2,512
WorldGate Communications Inc.+                   579         2,497
NetScout Systems Inc.+                           487         2,496
Vasco Data Security International Inc.+          459         2,496
Crossroads Systems Inc.+                         441         2,481
Valhi Inc.                                       244         2,477
Satcon Technology Corp.+*                        244         2,471
Prize Energy Corp.+                              121         2,468
Caliper Technologies Corp.+*                     153         2,467
Microstrategy Inc.+*                             855         2,458
Pixelworks Inc.+                                 243         2,430
Silicon Laboratories Inc.+                       122         2,425
MTI Technology Corp.+                          1,044         2,414
Source Information Management Co.+*              539         2,409
Numerical Technologies Inc.+                     243         2,400
Lexicon Genetics Inc.+                           365         2,395
ChromaVision Medical Systems Inc.+               510         2,391
Jupiter Media Metrix Inc.+                       729         2,369
Manhattan Associates Inc.+                       152         2,366
Register.com+                                    376         2,362
Collateral Therapeutics Inc.+                    244         2,341
Hayes Lemmerz International Inc.+                416         2,321
California Amplifier Inc.+                       454         2,284
1-800-FLOWERS.com Inc.+                          285         2,280
Clayton Williams Energy Inc.+                    123         2,275
National Information Consortium Inc.+            655         2,272


--------------------------------------------------------------------------------
PAGE 40                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
SportsLine.com Inc.+                             616  $      2,272
Brooktrout Inc.+                                 367         2,271
Sorrento Networks Corp.+                         366         2,265
Ribozyme Pharmaceuticals Inc.+                   365         2,259
Micron Electronics Inc.+                       1,342         2,255
Ulticom Inc.+                                    122         2,249
Worldpages.com Inc.+                           1,215         2,248
Interliant Inc.+                               1,709         2,243
3DO Co. (The)+                                 1,101         2,202
Unigraphics Solutions Inc.+                      122         2,196
Scient Corp.+*                                 1,103         2,172
IMPCO Technologies Inc.+                         122         2,165
Arguss Communications Inc.+                      366         2,159
eMagin Corporation+                              861         2,152
PLX Technology Inc.+                             488         2,150
MP3.com Inc.+                                    977         2,137
Indus International Inc.+                        434         2,116
Hall Kinion & Associates Inc.+                   365         2,110
Ames Department Stores Inc.+                   1,002         2,098
Universal Access Inc.+                           366         2,086
Metawave Communications Corp.+                   335         2,073
Bottomline Technologies Inc.+                    284         2,068
eXcelon Corp.+                                   985         2,068
Staar Surgical Co.+                              483         2,068
eGain Communications Corp.+                      853         2,053
Ha-Lo Industries Inc.+                         2,063         2,042
SoftNet Systems Inc.+                          1,353         2,030
Embarcadero Technologies Inc.+                   122         2,028
United Auto Group Inc.+                          207         2,020
Hanover Direct Inc.+                           6,112         2,017
Wireless Facilities Inc.+*                       487         2,009
ACLARA BioSciences Inc.+                         365         2,007
iGate Capital Corp.+                           1,066         1,999
Tenneco Automotive Inc.                          697         1,952
IMPSAT Fiber Networks Inc.+                      459         1,951
Nanometrics Inc.+                                123         1,937
NBC Internet Inc. "A"+                         1,341         1,928
Herbalife International Inc. "A"                 264         1,925
Open Market Inc.+                              1,466         1,924
Carrier Access Corp.+                            366         1,921
ITXC Corp.+*                                     335         1,916
Network Plus Corp.+                              487         1,902
Rare Medium Group Inc.+                        1,098         1,887
TeraForce Technology Corp.+                    3,551         1,886
Information Architects Corp.+                  1,108         1,870
Globix Corp.+                                    616         1,867
Pac-West Telecomm Inc.+                          532         1,862
Packeteer Inc.+                                  609         1,846
Antigenics Inc.+*                                122         1,830
LCC International Inc. "A"+                      366         1,830
Spectra-Physics Lasers Inc.+                     122         1,830
Hollywood Media Corp.+                           411         1,825
JNI Corp.+*                                      243         1,822
LookSmart Ltd.+                                1,349         1,813
Tut Systems Inc.+                                581         1,807
Seaboard Corp.                                    10         1,790
Be Free Inc.+                                  1,099         1,786
Interactive Intelligence Inc.+                   123         1,768
Digitas Inc.+                                    371         1,739
Washington Group International Inc.+           1,098         1,713
Seminis Inc. "A"+                              1,007         1,699
E-LOAN Inc.+                                     892         1,673
Marimba Inc.+                                    494         1,667
internet.com Corp.+                              458         1,660
Coca-Cola Bottling Co.                            41         1,658
barnesandnoble.com Inc.+                       1,354         1,650
Nuance Communications Inc.+*                     163         1,637
Vertel Corp.+                                  1,221         1,624
VIA NET.WORKS Inc.+                              611         1,604
Adaptive Broadband Corp.+                      1,341         1,592
Alaska Communications Systems Group+             282         1,577
SeeBeyond Technology Corp.+                      122         1,556
e.MedSoft.com+*                                2,321         1,555
Guess ? Inc.+*                                   250         1,547
Intrusion.com Inc.+                              381         1,524
Choice One Communications Inc.+                  244         1,510
Metricom Inc.+*                                  732         1,510
AsiaInfo Holdings Inc.+                          123         1,491
McAfee.com Corp.+                                249         1,482
Cylink Corp.+                                    738         1,476
Columbus McKinnon Corp.                          188         1,469
Com21 Inc.+                                      733         1,466
Exchange Applications Inc.+                      976         1,464
Neoforma.com Inc.+                             1,232         1,463
Motient Corp.+                                 1,105         1,450
Websense Inc.+                                   122         1,449
Inet Technologies Inc.+                          244         1,433
Allos Therapeutics Inc.+                         245         1,424
CompX International Inc.                         122         1,421
Aspect Medical Systems Inc.+                     122         1,418


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 41
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Neotopia Inc.+                                   493  $      1,417
New Century Equity Holdings Corp.+             1,252         1,409
Primus Knowledge Solutions Inc.+                 373         1,399
Superior Telecom Inc.+                           399         1,397
Gadzoox Networks Inc.+                           742         1,391
ATSI Communications Inc.+                      3,062         1,378
NetRatings Inc.+                                 122         1,373
NetZero Inc.+                                  2,086         1,369
Tanning Technology Corp.+                        373         1,352
Interlink Electronics Inc.+                      366         1,350
Latitude Communications Inc.+                    333         1,327
Hypercom Corp.+                                  394         1,320
Lightspan Inc.+                                  704         1,320
Revlon Inc. "A"+*                                284         1,309
Sagent Technology Inc.+                          742         1,299
Protection One Inc.+                           1,047         1,298
CyberSource Corp.+                               741         1,297
DigitalThink Inc.+                               123         1,284
Polymer Group Inc.                               716         1,282
Systemax Inc.+                                   775         1,279
Webvan Group Inc.+                             8,185         1,279
NationsRent Inc.+                              1,251         1,251
Paradyne Networks Inc.+                          731         1,211
Switchboard Inc.+                                406         1,193
Nx Networks Inc.+                              1,465         1,190
NET2000 Communications Inc.+                     388         1,188
DSL.net Inc.+                                  1,221         1,183
PC Connection Inc.+                              123         1,176
FreeMarkets Inc.+*                               122         1,163
NetSolve Inc.+                                   165         1,155
Vertex Interactive Inc.+                         616         1,155
Orchid Biosciences Inc.+                         243         1,154
Novadigm Inc.+                                   267         1,143
Appiant Technologies Inc.+                       365         1,141
iBasis Inc.+                                     372         1,139
Data Return Corp.+                               379         1,137
ePlus Inc.+                                      123         1,130
On2.com Inc.+                                  1,836         1,120
PSINET Inc.+*                                  5,002         1,094
Mail.com Inc.+                                 1,589         1,092
U.S. Wireless Corp.+*                            371         1,090
NEON Communications Inc.+                        215         1,075
American Technical Ceramics Corp.+               122         1,067
Aperian Inc.+                                    853         1,066
Procom Technology Inc.+*                         123         1,061
Management Network Group Inc. (The)+             209         1,058
e.spire Communications Inc.+                   3,055         1,050
Sequenom Inc.+                                   123         1,046
Syntel Inc.+                                     139         1,043
Braun Consulting Inc.+                           251         1,020
Rhythms Netconnections Inc.+                   2,328         1,019
Meade Instruments Corp.+                         245         1,011
Star Scientific Inc.+                            703         1,011
Modem Media Inc.+                                288         1,008
PEC Solutions Inc.+                              106         1,007
Oratec Interventions Inc.+                       123           992
GoAmerica Inc.+                                  487           989
MCK Communications Inc.+                         457           985
Sequoia Software Corp.+                          175           977
Cysive Inc.+                                     244           976
Netcentives Inc.+                                975           975
Inforte Corp.+                                   121           968
Twinlab Corp.+                                   737           967
Viatel Inc.+*                                  1,714           964
Juno Online Services Inc.+                       856           963
USinternetworking Inc.+                          825           954
Dot Hill Systems Corp.+                          488           952
MedicaLogic/Medscape Inc.+                       611           936
Liqui-Box Corp.                                   22           935
Sonic Foundry Inc.+                              619           929
eMerge Interactive Inc. "A"+                     250           922
Lante Corp.+                                     610           915
NETsilicon Inc.+                                 249           903
Verado Holdings Inc. "B"+*                     1,345           883
ValueClick Inc.+                                 275           877
Intraware Inc.+                                  734           872
SVI Solutions Inc.+                              843           868
On Command Corp.+                                137           856
Weirton Steel Corp.+                           1,103           838
Ask Jeeves Inc.+                                 737           806
Drugstore.com Inc.+                              856           803
Telocity Inc.+                                   371           788
Ingles Markets Inc. "A"                           66           784
OTG Software Inc.+                               123           778
Stanford Microdevices Inc.+                      122           774
Deltathree Inc.+                                 611           764
Level 8 Systems Inc.+                            235           764
SciQuest.com Inc.+                               863           755
Caldera Systems Inc.+                            369           738
VA Linux Systems Inc.+                           245           735


--------------------------------------------------------------------------------
PAGE 42                                                                  iSHARES
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Gliatech Inc.+*                                  344  $        731
Corillian Corp.+*                                122           724
Extensity Inc.+                                  122           724
SmartServ Online Inc.+                           122           713
Engage Technologies Inc.+*                       977           702
Media 100 Inc.+                                  372           698
Tumbleweed Communications Corp.+                 351           680
Paradigm Genetics Inc.+                          123           677
NetObjects Inc.+                               1,345           673
Niku Corp.+                                      245           658
Saba Software Inc.+                              122           656
Selectica Inc.+*                                 123           640
Cypress Communications Inc.+                   1,345           630
FutureLink Corp.+*                             2,208           621
GlobalNet Financial.com Inc.+                    854           614
World Access Inc.+                             2,451           613
Geoworks Corp.+                                  489           611
Z-Tel Technologies Inc.+                         165           598
Rock-Tenn Company "A"                             73           584
Chordiant Software Inc.+                         145           580
eBenx Inc.+                                      123           569
NaviSite Inc.+                                   373           560
Coolsavings.com Inc.+                          1,110           555
Ventro Corporation+                              738           554
Telaxis Communications Corp.+                    375           551
Netpliance Inc.+                               1,233           539
Net Perceptions Inc.+                            610           534
Intrabiotics Pharmaceuticals Inc.+               244           518
Nexell Therapeutics Inc.+                        366           515
Sonic Innovations Inc.+                          123           498
Vyyo Inc.+                                       244           496
Digital Impact Inc.+                             366           492
iVillage Inc.+                                   977           488
click2learn.com Inc.+                            365           479
DSET Corporation+                                371           475
iBeam Broadcasting Corp.+                        488           473
Network Access Solutions Corp.+                  731           468
Net.Genesis Corp.+                               245           467
Stockwalk.com Group Inc.+                        262           459
MyPoints.com Inc.+                               732           458
U.S. Interactive Inc.+                           814           458
Vicinity Corp.+                                  250           445
eMachines Inc.+                                1,711           428
AppliedTheory Corp.+                             366           414
Daleen Technologies Inc.+                        371           406
Fibernet Telecom Group Inc.+*                    151           406
Savvis Communications Corp.+                     862           377
Persistence Software Inc.+                       372           372
Teligent Inc. "A"+*                              616           366
Mediaplex Inc.+                                  613           364
Onvia.com Inc.+                                  491           361
META Group Inc.+                                 251           344
AGENCY.com Ltd.+                                 249           342
LifeMinders Inc.+                                373           326
Calico Commerce Inc.+                            855           321
24/7 Media Inc.+                                 853           293
FirePond Inc.+                                   115           287
GRIC Communications Inc.+                        245           283
Genomic Solutions Inc.+                           93           279
Advanced Radio Telecom Corp.+                    976           274
Viador Inc.+                                     619           271
TenFold Corp.+                                   864           270
Avenue A Inc.+                                   245           267
Internet Pictures Corp.+                       1,708           267
Razorfish Inc. "A"+                              610           267
Organic Inc.+                                    489           245
C-bridge Internet Solutions Inc.+                128           240
Photogen Technologies Inc.+*                     111           219
Women.com Networks Inc.+                       1,720           215
InterWorld Corp.+                                732           206
Electric Lightwave Inc. "A"+                      88           184
Loudeye Technologies Inc.+                       245           184
Accrue Software Inc.+                            975           183
EpicEdge Inc.+                                   487           180
U.S. Aggregates Inc.                              29           171
Breakaway Solutions Inc.+                        488           168
Eprise Corp.+                                    245           161
CAIS Internet Inc.+                              366           146
MarketWatch.com Inc.+                             44           138
NEON Systems Inc.+                                28           130
Preview Systems Inc.+                             44           120
Airnet Communications Corp.+*                     35           105
LivePerson Inc.+                                 244            92
Versata Inc.+                                    214            60
Worldwide Xceed Group Inc.+                       73            30
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $467,224,144)                                   387,873,966
------------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 43
iSHARES RUSSELL 3000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.92%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $5,862,443  $  5,862,443
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        1,381,661     1,381,661
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,684,597     2,684,597
Providian Temp Cash Money Market Fund++    5,304,115     5,304,115
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $15,232,816)                                     15,232,816
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $238,489 and an effective yield of
  4.90%.                                     238,392       238,392
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $238,392)                                           238,392
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.82%
(Cost $482,695,352)                                    403,345,174
------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.82%)              (14,835,954)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $388,509,220
==================================================================
  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 44                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 99.91%
---------------------------------------------------------------
General Electric Co.                        40,311  $ 1,687,416
Pfizer Inc.                                 28,202    1,154,872
Microsoft Corp.+*                           17,720      969,063
Intel Corp.                                 30,095      791,875
AOL Time Warner Inc.+                       16,396      658,299
Wal-Mart Stores Inc.                        11,064      558,732
International Business Machines Corp.        5,791      556,978
Cisco Systems Inc.+                         32,222      509,510
Home Depot Inc.                             10,379      447,335
Merck & Co. Inc.                             5,151      390,961
Lilly (Eli) and Company                      4,233      324,502
EMC Corp.+                                  10,516      309,170
Coca-Cola Co.                                6,341      286,360
Oracle Corp.+                               18,963      284,066
Amgen Inc.+                                  4,588      276,140
Bristol-Myers Squibb Co.                     4,251      252,509
Dell Computer Corp.+                         9,734      250,042
Medtronic Inc.                               5,371      245,670
Texas Instruments Inc.                       7,771      240,746
Schering-Plough Corp.                        6,551      239,308
Pharmacia Corporation                        4,558      229,586
American Home Products Corp.                 3,878      227,832
Sun Microsystems Inc.+                      14,572      223,972
QUALCOMM Inc.+                               3,018      170,894
Walgreen Co.                                 3,933      160,466
Applied Materials Inc.+                      3,628      157,818
Lucent Technologies Inc.                    15,162      151,165
Viacom Inc. "B"+                             3,324      146,156
Automatic Data Processing Inc.               2,038      110,826
Gillette Co.                                 3,378      105,292
Voicestream Wireless Corp.+                  1,128      104,199
WorldCom Inc.+*                              5,541      103,547
Micron Technology Inc.+                      2,248       93,359
Colgate-Palmolive Co.                        1,658       91,621
JDS Uniphase Corp.+                          4,903       90,399
Cardinal Health Inc.                           932       90,171
Hewlett-Packard Co.                          2,849       89,088
Enron Corp.                                  1,528       88,777
Kohls Corp.+                                 1,348       83,158
Corning Inc.                                 3,954       81,808
MBNA Corp.                                   2,248       74,409
Schwab (Charles) Corp.                       4,798       73,985
AES Corp.+                                   1,480       73,941
Veritas Software Corp.+*                     1,578       72,967
Qwest Communications International Inc.+     2,060       72,203
Calpine Corp.+                               1,171       64,487
Providian Financial Corp.                    1,291       63,324
Agilent Technologies Inc.+                   2,048       62,935
Tellabs Inc.+                                1,538       62,577
Guidant Corp.+                               1,388       62,446
Omnicom Group Inc.                             745       61,746
Motorola Inc.                                4,248       60,576
Linear Technology Corp.                      1,430       58,719
Gap Inc. (The)                               2,458       58,304
Analog Devices Inc.+                         1,600       57,984
Ciena Corp.+                                 1,340       55,945
Electronic Data Systems Corp.                  998       55,748
Paychex Inc.                                 1,490       55,223
Computer Associates International Inc.       2,008       54,618
Maxim Integrated Products Inc.+*             1,280       53,235
Harley-Davidson Inc.                         1,350       51,232
Safeway Inc.+                                  920       50,738
BEA Systems Inc.+*                           1,720       50,525
Lowe's Companies Inc.                          830       48,514
Forest Laboratories Inc. "A"+                  780       46,207
Kroger Co.+                                  1,765       45,519
Solectron Corp.+                             2,380       45,244
Xilinx Inc.+                                 1,278       44,890
General Motors Corp. "H"+                    2,278       44,421
Sprint Corp. (PCS Group)+*                   2,328       44,232
Allergan Inc.                                  590       43,748
Comverse Technology Inc.+                      740       43,579
Capital One Financial Corp.                    780       43,290
Dynegy Inc. "A"                                840       42,848
Sysco Corp.                                  1,600       42,416
Siebel Systems Inc.+                         1,551       42,187
Biogen Inc.+                                   660       41,786
Genentech Inc.+                                820       41,410
Concord EFS Inc.+                              960       38,820
Adobe Systems Inc.                           1,080       37,768
Altera Corp.+                                1,760       37,730
Halliburton Co.                              1,008       37,044
CVS Corp.                                      600       35,094
Juniper Networks Inc.+                         920       34,923
MedImmune Inc.+                                948       34,010
Stryker Corp.                                  650       33,963
IMS Health Inc.                              1,310       32,619
Starbucks Corp.+*                              768       32,592
Abbott Laboratories                            670       31,617
Nextel Communications Inc. "A"+              2,198       31,596


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 45
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
VeriSign Inc.+*                                878  $    31,114
KLA-Tencor Corp.+                              788       31,028
ALZA Corp.+                                    760       30,780
Sara Lee Corp.                               1,420       30,644
RadioShack Corp.                               828       30,379
Scientific-Atlanta Inc.                        720       29,945
PepsiCo Inc.                                   680       29,886
Johnson & Johnson                              340       29,740
Clear Channel Communications Inc.+             540       29,403
ADC Telecommunications Inc.+                 3,453       29,350
Univision Communications Inc.+*                740       28,238
Electronic Arts Inc.+                          520       28,210
Best Buy Co. Inc.+                             760       27,330
Quaker Oats Co.                                280       27,174
Sanmina Corp.+                               1,380       26,996
Waters Corp.+                                  580       26,941
Lexmark International Group Inc. "A"+          588       26,766
Interpublic Group of Companies Inc.            770       26,449
Applera Corp. - Applied Biosystems
  Group*                                       940       26,085
Bed Bath & Beyond Inc.+                      1,051       25,815
Teradyne Inc.+                                 780       25,740
Millennium Pharmaceuticals Inc.+               845       25,739
American Express Co.                           610       25,193
Novellus Systems Inc.+                         621       25,189
Human Genome Sciences Inc.+                    540       24,840
Compaq Computer Corp.                        1,348       24,534
General Mills Inc.                             570       24,516
Network Appliance Inc.+                      1,440       24,210
Target Corp.                                   668       24,101
BMC Software Inc.+                           1,108       23,822
King Pharmaceuticals Inc.+                     560       22,820
Nabors Industries Inc.+                        440       22,810
Symbol Technologies Inc.                       652       22,755
LSI Logic Corp.+                             1,440       22,651
Advanced Micro Devices Inc.+*                  820       21,763
Anheuser-Busch Companies Inc.                  471       21,633
Palm Inc.+                                   2,548       21,419
National Semiconductor Corp.+                  800       21,400
BJ Services Co.+                               300       21,360
Brocade Communications System Inc.+          1,020       21,308
Cintas Corp.*                                  530       20,893
Exodus Communications Inc.+*                 1,918       20,618
Staples Inc.+*                               1,380       20,528
Boston Scientific Corp.+                     1,000       20,180
Equifax Inc.                                   640       20,000
Vitesse Semiconductor Corp.+                   838       19,955
eBay Inc.+*                                    550       19,903
Broadcom Corp. "A"+                            685       19,796
IVAX Corporation+                              620       19,530
TJX Companies Inc.                             610       19,520
Applied Micro Circuits Corp.+                1,160       19,140
Noble Drilling Corp.+                          400       18,464
Honeywell International Inc.                   450       18,360
Campbell Soup Co.                              608       18,161
PMC - Sierra Inc.+                             728       18,011
Robert Half International Inc.+                800       17,880
Atmel Corp.+                                 1,820       17,859
IDEC Pharmaceuticals Corp.+*                   444       17,760
Yahoo! Inc.+                                 1,120       17,640
Fiserv Inc.+                                   388       17,357
Genzyme Corp. - General Division+*             190       17,163
Baker Hughes Inc.                              470       17,066
Anadarko Petroleum Corp.                       270       16,951
Apollo Group Inc. "A"+                         510       16,734
Citrix Systems Inc.+                           790       16,689
Molex Inc.*                                    470       16,582
PeopleSoft Inc.+                               690       16,172
Computer Sciences Corp.+                       490       15,851
Rational Software Corp.+                       890       15,798
Apache Corp.                                   273       15,728
McLeodUSA Inc. "A"+*                         1,799       15,573
Stilwell Financial Inc.                        568       15,234
Dollar General Corp.                           740       15,126
International Game Technology Inc.+            300       15,105
Mercury Interactive Corp.+                     360       15,075
AT&T Wireless Group+*                          780       14,960
Level 3 Communications Inc.+                   860       14,942
Immunex Corp.+                               1,040       14,885
Intuit Inc.+                                   530       14,707
Estee Lauder Companies Inc. "A"+*              400       14,568
NVIDIA Corp.+*                                 220       14,283
Microchip Technology Inc.+                     559       14,150
Abercrombie & Fitch Co. "A"+                   430       14,061
Gateway Inc.+                                  830       13,952
Integrated Device Technology Inc.+*            470       13,917
Avaya Inc.+                                  1,070       13,910
Health Management Associates Inc. "A"+         880       13,684
Chiron Corp.+                                  308       13,514
Symantec Corp.+                                322       13,464
Caremark Rx Inc.+                            1,028       13,405


--------------------------------------------------------------------------------
PAGE 46                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Cablevision Systems Corp.+                     190  $    13,368
Lam Research Corp.+*                           560       13,300
i2 Technologies Inc.+*                         880       12,760
Family Dollar Stores Inc.                      480       12,336
Peregrine Systems Inc.+                        630       12,285
Echostar Communications Corp.+                 440       12,182
Micromuse Inc.+                                320       12,093
Watson Pharmaceuticals Inc.+                   229       12,045
Cox Communications Inc. "A"+*                  270       12,012
Readers Digest Association Inc. (The) "A"      430       11,816
Fifth Third Bancorp                            220       11,756
Tiffany & Co.                                  430       11,718
Boeing Co.                                     208       11,588
Oxford Health Plans Inc.+                      430       11,503
Cendant Corp.+                                 780       11,380
Sealed Air Corp.+*                             340       11,332
Amerisource Health Corp. "A"+                  230       11,281
Jabil Circuit Inc.+                            520       11,242
Smith International Inc.+                      160       11,232
EOG Resources Inc.                             270       11,132
Federated Investors Inc. "B"                   390       11,056
AmeriCredit Corp.+                             340       11,026
Waddell & Reed Financial Inc. "A"*             380       10,773
Bisys Group Inc.+                              200       10,687
SEI Investment Co.                             340       10,604
Western Wireless Corp. "A"+                    260       10,563
TMP Worldwide Inc.+*                           280       10,518
Cooper Cameron Corp.+                          190       10,260
USA Education Inc.                             140       10,171
Lincare Holdings Inc.+                         188        9,952
CSG Systems International Inc.+                240        9,885
Time Warner Telecom Inc. "A"+                  270        9,821
Costco Wholesale Corp.+                        250        9,812
Unisys Corp.+                                  700        9,800
Millipore Corp.                                210        9,715
Vertex Pharmaceuticals Inc.+                   265        9,706
Kellogg Co.                                    358        9,677
First Health Group Corp.+                      220        9,652
SCI Systems Inc.+                              530        9,646
Laboratory Corp. of America Holdings+           80        9,620
Expeditors International Washington Inc.       190        9,583
ICOS Corp.+                                    200        9,500
QLogic Corp.+                                  419        9,428
Conexant Systems Inc.+                       1,050        9,384
Aetna Inc.+                                    260        9,339
Imclone Systems Inc.+*                         280        9,292
Dollar Tree Stores Inc.+                       468        9,016
International Rectifier Corp.+*                220        8,910
Protein Design Labs Inc.+                      200        8,900
American Power Conversion Corp.+               690        8,895
Semtech Corp.+*                                300        8,831
Andrx Group+                                   180        8,820
Global Marine Inc.+                            340        8,704
Enzon Inc.+                                    180        8,550
Varian Medical Systems Inc.+                   140        8,512
Amazon.com Inc.+*                              830        8,491
Cytyc Corp.+                                   510        8,415
Tricon Global Restaurants Inc.+                220        8,402
Compuware Corp.+                               860        8,385
SunGard Data Systems Inc.+                     170        8,369
CH Robinson Worldwide Inc.                     300        8,212
Amkor Technology Inc.+                         500        8,156
UST Inc.                                       270        8,114
DeVry Inc.+                                    270        8,113
Eaton Vance Corp.                              260        8,073
Commerce One Inc.+                             860        8,024
Cypress Semiconductor Corp.+                   450        7,978
CheckFree Corp.+                               270        7,948
Alltel Corp.                                   150        7,869
Herman Miller Inc.                             340        7,862
Coca-Cola Enterprises Inc.                     438        7,788
Parametric Technology Corp.+                   850        7,703
Sepracor Inc.+                                 240        7,680
Investors Financial Services Corp.             130        7,621
ChoicePoint Inc.+                              225        7,605
Macrovision Corp.+                             170        7,406
Metromedia Fiber Network Inc. "A"+           1,348        7,387
Mettler Toledo International Inc.+             178        7,326
Micrel Inc.+                                   260        7,264
Allegiance Telecom Inc.+                       490        7,227
Rambus Inc.+                                   350        7,210
Barrett Resources Corp.+                       120        7,206
Gentex Corp.+                                  310        7,169
Hanover Compressor Co.+                        225        7,132
UnitedHealth Group Inc.                        120        7,111
Fastenal Co.*                                  130        7,085
Freeport-McMoRan Copper & Gold Inc.+           540        7,047
Celgene Corp.+                                 278        6,950
ATSI Communications Inc.+                      290        6,869
Pepsi Bottling Group Inc.                      180        6,842


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 47
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Catalina Marketing Corp.+                      210  $     6,840
CDW Computer Centers Inc.+                     220        6,820
Apple Computer Inc.+                           308        6,798
Hispanic Broadcasting Corp.+                   350        6,685
Apogent Technologies Inc.+                     330        6,679
Valassis Communications Inc.+                  230        6,670
Murphy Oil Corp.                               100        6,658
XO Communications Inc. "A"+*                   945        6,615
Powertel Inc.+                                 120        6,600
AdvancePCS+                                    120        6,512
Applera Corp. - Celera Genomics Group+*        210        6,478
American Tower Corp.+*                         350        6,475
Circuit City Stores Inc.                       610        6,466
Redback Networks Inc.+                         490        6,409
Emulex Corp.+                                  340        6,396
ENSCO International Inc.                       180        6,300
Openwave Systems Inc.+                         317        6,289
Quest Diagnostics Inc.+                         70        6,221
Callaway Golf Co.                              280        6,219
Cephalon Inc.+*                                129        6,200
Mentor Graphics Corp.+                         300        6,188
Lattice Semiconductor Corp.+                   340        6,184
Jack Henry & Associates Inc.                   260        6,159
Investment Technology Group Inc.+              120        6,144
Synopsys Inc.+                                 130        6,102
RF Micro Devices Inc.+                         520        6,078
Shaw Group Inc.+                               130        6,072
Rowan Companies Inc.+                          220        6,050
Wind River Systems Inc.+                       260        6,045
Ariba Inc.+*                                   750        5,930
Acxiom Corp.+                                  280        5,845
3Com Corp.+                                  1,020        5,833
Medicis Pharmaceutical Corp. "A"+              130        5,827
Vignette Corp.+                                900        5,794
KEMET Corp.+                                   340        5,760
Intimate Brands Inc.                           380        5,586
Minimed Inc.+                                  191        5,551
Cadence Design Systems Inc.+                   300        5,547
Patterson Dental Co.+                          180        5,535
Cross Timbers Oil Co.                          222        5,494
DoubleClick Inc.+                              470        5,434
Weatherford International Inc.+                110        5,429
Knight Trading Group Inc.+                     370        5,411
Metris Companies Inc.                          260        5,403
Grey Wolf Inc.+                                830        5,395
Renal Care Group Inc.+                         200        5,364
Amphenol Corp. "A"+*                           170        5,355
Medarex Inc.+                                  320        5,340
Triton PCS Holdings Inc. "A"+                  160        5,330
T Rowe Price Group Inc.                        170        5,323
Advent Software Inc.+                          120        5,317
Pogo Producing Co.                             180        5,312
ResMed Inc.+*                                  130        5,252
OSI Pharmaceuticals Inc.+                      130        5,151
Barr Laboratories Inc.+                         90        5,145
Plexus Corp.+                                  200        5,125
SkyWest Inc.                                   220        5,115
Alkermes Inc.+                                 230        5,046
Roper Industries Inc.                          140        5,012
Affymetrix Inc.+                               180        5,006
LifePoint Hospitals Inc.+                      140        5,005
Gallagher (Arthur J.) & Co.                    180        4,986
Tidewater Inc.                                 110        4,972
COR Therapeutics Inc.+*                        220        4,950
Linens 'N Things Inc.+                         180        4,950
Newfield Exploration Co.+                      140        4,886
Catellus Development Corp.+                    310        4,882
CEC Entertainment Inc.+                        110        4,878
Lee Enterprises Inc.                           160        4,872
DST Systems Inc.+                              100        4,819
E*trade Group Inc.+                            690        4,816
Commerce Bancorp Inc.                           80        4,800
Jack in the Box Inc.+                          160        4,792
Greater Bay Bancorp                            190        4,786
Chesapeake Energy Corp.+                       540        4,779
TIBCO Software Inc.+                           560        4,760
Homestore.com Inc.+                            200        4,750
Patterson Energy Inc.+*                        150        4,744
Mitchell Energy & Development Corp. "A"         90        4,725
Transwitch Corp.+                              360        4,725
Legato Systems Inc.+                           390        4,704
Lone Star Technologies Inc.+                   110        4,703
Techne Corp.+                                  180        4,703
Dallas Semiconductor Corp.                     180        4,682
Credence Systems Corp.+                        228        4,674
State Street Corp.                              50        4,670
AutoNation Inc.+                               518        4,662
BroadVision Inc.+*                             868        4,638
Whole Foods Market Inc.+*                      110        4,634
Key Energy Services Inc.+                      430        4,601


--------------------------------------------------------------------------------
PAGE 48                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Stillwater Mining Co.+                         170  $     4,599
Zebra Technologies Corp. "A"+                  120        4,575
Veeco Instruments Inc.+                        110        4,572
McDATA Corporation "A"+                        239        4,511
Retek Inc.+                                    239        4,496
SanDisk Corp.+                                 220        4,483
Varian Semiconductor Equipment
  Associates Inc.+                             140        4,471
Smith (Charles E) Residential Realty Inc.       98        4,458
Cheesecake Factory (The)+                      120        4,417
Universal Health Services Inc. "B"+             50        4,415
Finisar Corp.+                                 460        4,413
AFLAC Inc.                                     160        4,406
Sycamore Networks Inc.+                        440        4,400
Stone Energy Corp.+                             89        4,385
Aviron+*                                       105        4,364
Express Scripts Inc. "A"+                       50        4,334
Ruby Tuesday Inc.                              220        4,314
American Eagle Outfitters Inc.+                150        4,312
Georgia-Pacific (Timber Group)                 150        4,305
TriQuint Semiconductor Inc.+                   290        4,296
Advanced Fibre Communications Inc.+            300        4,294
Axcelis Technologies Inc.+                     370        4,278
Marine Drilling Co. Inc.+                      160        4,264
Alpharma Inc. "A"                              130        4,256
Crompton Corp.                                 380        4,256
Dun & Bradstreet Corp.+                        180        4,241
Citadel Communications Corp.+                  170        4,229
MIPS Technologies Inc. "A"+                    170        4,229
Manugistics Group Inc.+*                       230        4,212
Total System Services Inc.                     170        4,182
Macromedia Inc.+                               260        4,176
Jones Apparel Group Inc.+*                     110        4,158
Avocent Corporation+                           190        4,144
Titan Corp. (The)+                             230        4,133
VISX Inc.+                                     240        4,121
Fox Entertainment Group Inc. "A"+              210        4,116
Newport Corp.*                                 140        4,096
RSA Security Inc.+                             165        4,073
Polaris Industries Partners LP "A"              90        4,068
Timberland Co. "A"+                             80        4,064
Synovus Financial Corp.                        150        4,050
Lamar Advertising Co.+                         110        4,042
Career Education Corp.+                         80        4,020
Biomet Inc.                                    102        4,018
McKesson HBOC Inc.                             150        4,013
Black Box Corp.+                                90        4,011
Cabletron Systems Inc.+                        310        3,999
Wiley (John) & Sons Inc. "A"                   210        3,969
Cognex Corp.+                                  160        3,960
Network Associates Inc.+                       480        3,960
Williams-Sonoma Inc.+                          150        3,938
LTX Corp.+                                     210        3,924
Coherent Inc.+                                 110        3,905
Cree Inc.+*                                    260        3,892
BARRA Inc.+                                     72        3,888
Apria Healthcare Group Inc.+                   160        3,869
AMETEK Inc.                                    140        3,864
E.piphany Inc.+*                               330        3,857
National Instruments Corp.+                    118        3,850
Pacific Sunwear of California Inc.+            140        3,850
WebMD Corp.+                                   691        3,844
Varian Inc.+                                   150        3,834
Ecolab Inc.                                     90        3,818
Consol Energy Inc.                             110        3,795
Graco Inc.                                     135        3,780
Priority Healthcare Corp. "B"+                 100        3,775
Limited Inc.                                   240        3,773
Hain Celestial Group Inc.+                     130        3,770
Dal-Tile International Inc.+                   250        3,762
Cousins Properties Inc.                        150        3,751
Cambrex Corp.                                   90        3,739
Plantronics Inc.+                              210        3,732
Impath Inc.+                                    80        3,710
Church & Dwight Co. Inc.                       170        3,694
Orthodontic Centers of America Inc.+*          180        3,690
NOVA Corporation+                              200        3,688
Incyte Genomics Inc.+                          240        3,684
Iomega Corp.+                                  998        3,673
Dow Jones & Co. Inc.                            70        3,664
Province Healthcare Co.+                       120        3,653
Inhale Therapeutic Systems Inc.+               170        3,634
UTI Energy Corp.+                              120        3,630
Delta & Pine Land Co.                          150        3,615
Price Communications Corp.+                    210        3,614
HS Resources Inc.+                              80        3,600
Tekelec+                                       200        3,600
TrustCo Bank Corp.                             278        3,579
Syncor International Corp.+                    110        3,548
U.S. Airways Group Inc.+                       100        3,545


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 49
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
IDEXX Laboratories Inc.+                       160  $     3,510
Copart Inc.+                                   170        3,483
Donnelley (R.H.) Corp.+                        120        3,480
Fairchild Semiconductor Corp. "A"+             260        3,463
Portal Software Inc.+                          410        3,459
Park National Corp.                             40        3,456
Mercury Computer Systems Inc.+                  90        3,454
Electronics For Imaging Inc.+                  140        3,447
Blyth Inc.                                     148        3,411
Brown & Brown Inc.                             100        3,405
Quintiles Transnational Corp.+                 180        3,398
Devon Energy Corp.                              58        3,376
Electro Scientific Industries Inc.+            120        3,367
Tupperware Corp.                               140        3,340
Louis Dreyfus Natural Gas Corp.+                90        3,330
Informatica Corp.+                             250        3,328
C&D Technologies Inc.                          120        3,312
Michaels Stores Inc.+                          110        3,293
Choice Hotels International Inc.+              240        3,288
Cirrus Logic Inc.+                             220        3,286
Internet Security Systems Inc.+*               120        3,283
NVR Inc.+                                       20        3,260
Affiliated Computer Services Inc. "A"+          50        3,245
Myriad Genetics Inc.+                           80        3,245
Tetra Tech Inc.+                               160        3,240
Bally Total Fitness Holding Corp.+             110        3,239
Houghton Mifflin Co.                            70        3,221
Interwoven Inc.+                               320        3,220
Extreme Networks Inc.+                         211        3,209
Fisher Scientific International Inc.+           90        3,190
Power-One Inc.+                                220        3,188
Molecular Devices Corp.+                        70        3,185
Brooks Automation Inc.+                         80        3,180
Solutia Inc.                                   260        3,172
Insight Enterprises Inc.+                      150        3,169
Quantum Corp. - Hard Disk Drive+               300        3,168
Andrew Corp.+                                  220        3,162
Dionex Corp.+                                  100        3,144
Meredith Corp.                                  90        3,142
Exar Corp.+                                    160        3,140
Advanced Digital Information Corp.+            180        3,116
Maverick Tube Corp.+                           150        3,090
Leap Wireless International Inc.+              110        3,087
Iron Mountain Inc.+                             80        3,066
GlobeSpan Inc.+                                140        3,062
Silicon Valley Bancshares+                     130        3,055
Sonic Corp.+                                   120        3,008
CommScope Inc.+                                180        3,002
Netegrity Inc.+*                               120        2,955
Intermedia Communications Inc.+*               170        2,954
Infocus Corp.+                                 180        2,947
Atlantic Coast Airlines Holdings Inc.+         140        2,940
Cubist Pharmaceuticals Inc.+                   120        2,940
Education Management Corp.+                     90        2,936
Insituform Technologies Inc. "A"+               90        2,936
Newport News Shipbuilding Inc.                  60        2,934
American Management Systems Inc.+              160        2,930
Fair Isaac and Co. Inc.                         50        2,925
Scholastic Corp.+                               80        2,885
Swift Energy Co.+                               90        2,884
Art Technology Group Inc.+*                    240        2,880
Veritas DGC Inc.+                               90        2,876
Pacific Capital Bancorp                        100        2,869
Valspar Corp.                                  100        2,869
Aspen Technology Inc.+                         120        2,865
Silicon Storage Technology Inc.+               330        2,864
Applebee's International Inc.                   80        2,855
Korn/Ferry International+                      170        2,851
Perot Systems Corp. "A"+                       260        2,847
Polycom Inc.+                                  230        2,846
Cooper Companies Inc.                           60        2,841
Cymer Inc.+                                    130        2,812
Albany Molecular Research Inc.+                 80        2,800
St. Mary Land & Exploration Co.                120        2,790
Duane Reade Inc.+*                              80        2,776
Ceridian Corp.+                                150        2,775
Boyds Collection Ltd. (The)+                   290        2,755
Respironics Inc.+                               90        2,745
Invitrogen Corp.+                               50        2,742
Cerner Corp.+                                   80        2,740
Genesco Inc.+                                  100        2,740
DMC Stratex Networks Inc.+                     330        2,739
Cox Radio Inc. "A"+                            130        2,731
Eclipsys Corp.+                                140        2,730
Danaher Corp.                                   50        2,728
GTECH Holdings Corp.+                          100        2,725
Powerwave Technologies Inc.+                   200        2,725
Verity Inc.+                                   120        2,723
FactSet Research Systems Inc.                   90        2,718
Kulicke & Soffa Industries Inc.+               200        2,712


--------------------------------------------------------------------------------
PAGE 50                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Landstar System Inc.+                           40  $     2,710
Primedia Inc.+                                 430        2,709
Pure Resources Inc.+                           140        2,702
CTS Corp.                                      130        2,697
Cell Therapeutics Inc.+                        150        2,691
Stericycle Inc.+                                60        2,678
Photronics Inc.+                               108        2,666
Alliant Techsystems Inc.+                       30        2,656
Haemonetics Corp.+                              80        2,648
SICOR Inc.+                                    190        2,648
Newmont Mining Corp.                           164        2,644
Too Inc.+                                      140        2,624
Newpark Resources Inc.+                        290        2,607
Heidrick & Struggles International Inc.+        90        2,604
Avant! Corp.+                                  150        2,587
CuraGen Corp.+*                                110        2,578
Hooper Holmes Inc.                             300        2,577
Noven Pharmaceuticals Inc.+                     90        2,548
Triad Hospitals Inc.+                           90        2,543
CAL Dive International Inc.+                   100        2,537
Pharmaceutical Product Development Inc.+        60        2,528
HON Industries Inc.                            110        2,527
BlackRock Inc.+                                 70        2,520
Six Flags Inc.+*                               130        2,516
Methode Electronics Inc. "A"                   140        2,511
Emcore Corp.+                                  100        2,506
Technitrol Inc.                                100        2,489
Actuate Corp.+                                 260        2,486
Rogers Corp.+                                   70        2,486
Aeroflex Inc.+                                 240        2,475
Rehab Care Group Inc.+                          60        2,472
Cablevision Systems Corporation -
  Rainbow Media Group+                          95        2,470
Ventas Inc.                                    290        2,465
Inktomi Corp.+                                 370        2,460
Sapient Corp.+                                 340        2,444
Fulton Financial Corp.                         120        2,437
Hyperion Solutions Corp.+                      150        2,419
Corporate Executive Board Co. (The)+            80        2,415
Consolidated Stores Corp.+                     240        2,412
Morrison Management Specialist Inc.             60        2,393
Elantec Semiconductor Inc.+                     90        2,385
Insight Communications Co. Inc.+                90        2,385
L-3 Communications Holdings Inc.+*              30        2,368
Alpha Industries Inc.+                         150        2,362
Omnicare Inc.                                  110        2,360
NetIQ Corp.+                                   125        2,359
FileNET Corp.+                                 150        2,353
Affiliated Managers Group Inc.+                 50        2,350
Argosy Gaming Co.+                              90        2,349
Helix Technology Corp.                         100        2,348
NCR Corp.+                                      60        2,342
Helmerich & Payne Inc.                          50        2,315
CV Therapeutics Inc.+*                          70        2,310
Remedy Corp.+                                  120        2,310
Sybron Dental Specialties Inc.+                110        2,310
Claire's Stores Inc.                           130        2,301
Rent-A-Center Inc.+                             50        2,297
NBTY Inc.+                                     270        2,295
SCP Pool Corp.+                                 70        2,275
United Television Inc.+                         20        2,275
Sunglass Hut International Inc.+               198        2,265
Westamerica Bancorp                             60        2,265
CMGI Inc.+*                                    890        2,261
Labranche & Co. Inc.+                           70        2,251
Biosite Diagnostics Inc.+                       60        2,250
Direct Focus Inc.+*                             90        2,250
Mentor Corp.                                   100        2,250
NYFIX Inc.+                                     98        2,248
Hot Topic Inc.+*                                80        2,240
Vintage Petroleum Inc.                         110        2,239
Mid Atlantic Medical Services Inc.+            110        2,233
Valuevision International Inc. "A"+            160        2,230
IDT Corp.+                                     110        2,227
Gartner Group Inc. "A"+                        330        2,224
Titan Pharmaceuticals Inc.+                    100        2,220
eFunds Corp.+                                  115        2,214
Keane Inc.+                                    170        2,210
Station Casinos Inc.+                          160        2,210
Dycom Industries Inc.+                         170        2,193
Amylin Pharmaceuticals Inc.+                   220        2,186
United Stationers Inc.+                         90        2,183
Foundry Networks Inc.+                         290        2,175
Superior Energy Services Inc.+                 200        2,175
Syntroleum Corp.+                              150        2,166
Convergys Corp.+                                60        2,164
Surmodics Inc.+                                 60        2,160
St. Jude Medical Inc.+                          40        2,154
MRV Communications Inc.+                       308        2,146
Progress Software Corp.+                       148        2,146


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 51
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Donaldson Co. Inc.                              80  $     2,135
CNET Networks Inc.+                            190        2,126
RealNetworks Inc.+                             300        2,119
HNC Software Inc.+                             120        2,107
Hilb Rogal & Hamilton Co.                       60        2,100
Performance Food Group Co.+                     40        2,100
Trimeris Inc.+                                  70        2,100
Rayovac Corp.+*                                120        2,094
On Assignment Inc.+                            100        2,088
InfoSpace Inc.+                                939        2,083
Cost Plus Inc.+                                 90        2,076
Power Integrations Inc.+                       120        2,070
At Home Corp. "A"+                             460        2,061
Marriott International Inc. "A"                 50        2,059
Novell Inc.+                                   410        2,050
Edwards (J.D.) & Co.+                          210        2,047
Actel Corp.+                                   100        2,044
Maxtor Corp.+*                                 290        2,030
Zale Corp.+                                     70        2,030
Ethan Allen Interiors Inc.                      60        2,027
Topps Co. (The)+                               200        2,025
FuelCell Energy Inc.+                           40        2,020
Immunogen Inc.+*                               150        2,006
Kansas City Southern Industries Inc.+          140        1,988
Manitowoc Co. Inc.                              80        1,984
Gene Logic Inc.+                               118        1,976
Chico's FAS Inc.+*                              60        1,969
ADTRAN Inc.+                                    80        1,965
Matthews International Corp. "A"                60        1,963
Accredo Health Inc.+                            60        1,961
Forward Air Corp.+                              60        1,961
Dendrite International Inc.+                   140        1,960
PanAmSat Corp.+                                 50        1,959
Sawtek Inc.+                                   110        1,959
Ligand Pharmaceuticals Inc. "B"+               200        1,956
Gilead Sciences Inc.+*                          60        1,950
SONICblue Inc.+                                410        1,948
Men's Wearhouse Inc. (The)+                     90        1,942
EarthLink Inc.+                                159        1,928
Children's Place Retail Stores Inc.+*           80        1,920
BJ's Wholesale Club Inc.+                       40        1,914
Viad Corp.                                      80        1,906
Papa John's International Inc.+                 80        1,905
United States Cellular Corp.+                   30        1,905
Scotts Co. (The) "A"+                           50        1,903
Trimble Navigation Ltd.+                       100        1,894
NPS Pharmaceuticals Inc.+                       90        1,890
Kronos Inc.+                                    60        1,886
Sirius Satellite Radio Inc.+                   150        1,866
DSP Group Inc.+                                120        1,860
Neurocrine Biosciences Inc.+                    90        1,856
Illuminet Holdings Inc.+                        90        1,851
ATMI Inc.+                                     100        1,850
Sabre Holdings Corp.+                           40        1,847
Pixar Inc.+                                     60        1,845
Vicor Corp.+                                    90        1,845
Valley National Bancorp                         68        1,842
Sotheby's Holdings Inc. "A"+                   100        1,837
Autodesk Inc.                                   60        1,834
Ilex Oncology Inc.+                            120        1,830
Packaging Corporation of America+              138        1,822
Asyst Technologies Inc.+                       140        1,820
Dreyer's Grand Ice Cream Inc.                   70        1,816
Mylan Laboratories Inc.                         70        1,810
InterDigital Communications Corp.+             240        1,792
Quanta Services Inc.+                           80        1,786
Regeneron Pharmaceuticals Inc.+                 80        1,775
Tech Data Corp.+                                60        1,770
Red Hat Inc.+                                  290        1,766
Kent Electronics Corp.+                         98        1,764
Enzo Biochem Inc.+                             105        1,763
Guitar Center Inc.+                            100        1,762
Littelfuse Inc.+                                70        1,759
Dial Corp.                                     140        1,750
SBA Communications Corp.+                      110        1,739
99 Cents Only Stores+                           75        1,733
AVX Corp.                                      100        1,726
ANADIGICS Inc.+                                130        1,722
Sensormatic Electronics Corp.+                  90        1,710
United Parcel Service Inc.*                     30        1,707
REMEC Inc.+                                    170        1,700
Ameritrade Holding Corp. "A"+*                 320        1,690
Atlas Air Inc.+                                 60        1,689
Pinnacle Systems Inc.+                         200        1,688
Brady Corp. "A"                                 50        1,685
Teledyne Technologies Inc.+                    120        1,680
Intranet Solutions Inc.+                        70        1,676
FYI Inc.+                                       50        1,672
Intersil Holding Corp.+                         90        1,659
Factory 2-U Stores Inc.+                        60        1,639


--------------------------------------------------------------------------------
PAGE 52                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Teleflex Inc.                                   40  $     1,638
Atwood Oceanics Inc.+                           40        1,637
Akamai Technologies Inc.+*                     190        1,627
ITT Educational Services Inc.+                  60        1,626
John Nuveen Co. "A"                             30        1,620
Micros Systems Inc.+                            80        1,620
Corinthian Colleges Inc.+                       40        1,610
Kopin Corp.+                                   280        1,610
Aurora Biosciences Corp.+                       90        1,609
Pharmacopeia Inc.+                              90        1,609
Quest Software Inc.+                            90        1,598
Cadiz Inc.+                                    160        1,590
Lightbridge Inc.+                              139        1,590
Northwest Airlines Corp. "A"+                   70        1,584
Pharmacyclics Inc.+                             70        1,575
Southwest Bancorp of Texas Inc.+                50        1,569
Oakley Inc.+                                    88        1,564
Cryolife Inc.+                                  60        1,556
Bio-Technology General Corp.+                  248        1,548
Rollins Inc.                                    80        1,544
PRI Automation Inc.+*                           90        1,541
Documentum Inc.+                               140        1,540
ProBusiness Services Inc.+                      70        1,536
Briggs & Stratton Corp.                         40        1,535
NCO Group Inc.+*                                60        1,534
General Semiconductor Inc.+                    160        1,515
Artesyn Technologies Inc.+                     140        1,514
Evergreen Resources Inc.+                       40        1,512
Coinstar Inc.+                                  90        1,507
AirGate PCS Inc.+                               40        1,505
PacifiCare Health Systems Inc. "A"+             60        1,493
Rare Hospitality International Inc.+            60        1,493
Unit Corp.+                                     90        1,490
Concurrent Computer Corp.+                     238        1,487
International Speedway Corp. "A"                40        1,482
MAXIMUS Inc.+                                   50        1,481
ADVO Inc.+                                      40        1,476
Energy Conversion Devices Inc.+                 60        1,470
Plains Resource Inc.+                           70        1,470
Forest Oil Corp.+                               49        1,465
Paxson Communications Corp.+                   150        1,463
EGL Inc.+                                       60        1,462
Frontier Airlines Inc.+                        120        1,462
Mills Corp.                                     70        1,462
NRG Energy Inc.+                                40        1,456
Administaff Inc.+                               80        1,452
CUNO Inc.+                                      50        1,450
Terremark Worldwide Inc.+                      580        1,450
Datascope Corp.                                 40        1,447
American Superconductor Corp.+                  90        1,446
MacDermid Inc.                                  80        1,446
Waste Connections Inc.+                         50        1,441
Skechers U.S.A. Inc. "A"+*                      60        1,440
Virata Corp.+                                  110        1,437
Franklin Electric Co. Inc.                      20        1,432
Integrated Silicon Solution Inc.+              110        1,430
KV Pharmaceuticals Co. "B"+                     72        1,428
INAMED Corp.+                                   60        1,425
Constellation Brands Inc.+                      20        1,424
Bright Horizons Family Solutions Inc.+          60        1,422
Neurogen Corp.+                                 60        1,418
Presstek Inc.+                                 130        1,414
Entrust Technologies Inc.+                     170        1,413
Transkaryotic Therapies Inc.+                   80        1,405
Cohu Inc.                                       90        1,401
Alliance Semiconductor Corp.+                  120        1,395
Zoll Medical Corp.+                             40        1,395
Digex Inc.+                                    100        1,394
Intertan Inc.+                                 110        1,391
I-Stat Corp.+                                   70        1,391
Phoenix Technologies Ltd.+                     100        1,388
Systems & Computer Technology Corp.+           150        1,378
Lands' End Inc.+                                50        1,372
Black Hills Corp.                               30        1,371
Alexion Pharmaceuticals Inc.+                   60        1,369
Columbia Sportswear Co.+                        30        1,365
Tweeter Home Entertainment Group Inc.+          70        1,361
Corixa Corp.+                                  170        1,360
Bell & Howell Co.+                              60        1,353
ITC DeltaCom Inc.+                             230        1,351
Manufactured Home Communities Inc.              50        1,350
Williams Communications Group Inc.+*           150        1,350
Immunomedics Inc.+                             140        1,347
Fluor Corp.                                     30        1,335
Gentiva Health Services Inc.+                   70        1,334
Town & Country Trust                            70        1,334
Liberate Technologies Inc.+                    160        1,330
Scott Technologies Inc.+                        60        1,328
Cerus Corp.+                                    30        1,324
FEI Co.+                                        60        1,324


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 53
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Electroglas Inc.+                               80  $     1,320
Infonet Services Corp. "B"+                    198        1,317
Spinnaker Exploration Co.+                      30        1,311
MedQuist Inc.+                                  60        1,301
Speedway Motorsports Inc.+                      50        1,300
Isis Pharmaceuticals Inc.+*                    140        1,295
Harmonic Inc.+                                 230        1,294
Advanced Energy Industries Inc.+                50        1,291
Pericom Semiconductor Corp.+                   100        1,288
Tollgrade Communications Inc.+                  50        1,288
MSC Industrial Direct Co. Inc. "A"+             80        1,281
Oshkosh B'gosh Inc. "A"                         50        1,275
Outback Steakhouse Inc.+                        50        1,273
Prima Energy Corp.+                             42        1,273
webMethods Inc.+*                               61        1,273
Isle of Capris Casinos Inc.+                   120        1,267
Emmis Communications Corp.+                     50        1,266
Arthocare Corp.+*                               90        1,260
Intertrust Technologies Corp.+                 280        1,260
Anaren Microwave Inc.+                         100        1,256
Airtran Holdings Inc.+                         160        1,254
Natural Microsystems Corp.+*                   140        1,243
Martek Biosciences Corp.+                       80        1,240
Supergen Inc.+                                 120        1,238
Symyx Technologies Inc.+                        98        1,237
Professional Detailing Inc.+                    20        1,235
Tredegar Corporation                            70        1,232
Ultratech Stepper Inc.+                         50        1,231
Aphton Corp.+                                   60        1,230
Novoste Corp.+                                  70        1,229
National Penn Bancshares Inc.                   51        1,227
Neose Technologies Inc.+                        50        1,225
Office Depot Inc.+                             140        1,225
Computer Network Technology Corp.+             110        1,224
Organogenesis Inc.+                            150        1,223
Alexander's Inc.+                               20        1,221
Three-Five Systems, Inc.+                      100        1,220
Georgia Gulf Corp.                              70        1,219
SonicWALL Inc.+                                100        1,219
Mastec Inc.+                                    90        1,216
Agile Software Corp.+                          110        1,212
Proxim Inc.+                                   120        1,208
InterVoice-Brite Inc.+                         148        1,203
Houston Exploration Co.+                        40        1,200
WD-40 Company                                   60        1,200
Sonus Networks Inc.+*                           60        1,197
USA Networks Inc.+                              50        1,197
Barnes & Noble Inc.+                            50        1,195
Vishay Intertechnology Inc.+                    60        1,194
Forrester Research Inc.+                        50        1,191
Cabot Microelectronics Corp.+                   27        1,188
Profit Recovery Group International Inc.
  (The)+                                       190        1,188
Echelon Corp.+*                                 80        1,185
Diamond Offshore Drilling Inc.*                 30        1,180
Aether Systems Inc.+                            90        1,170
Benchmark Electronics Inc.+                     60        1,170
Westpoint Stevens Inc.*                        130        1,170
Washington Real Estate Investment Trust         50        1,167
Ventana Medical Systems Inc.+                   50        1,163
Idex Corp.                                      40        1,159
Advantage Learning Systems Inc.+                40        1,155
NTELOS Inc.+                                    60        1,155
Pegasus Communications Corp.+                   50        1,150
Vitria Technology Inc.+*                       300        1,144
Advanced Tissue Sciences Inc.+                 290        1,142
THQ Inc.+                                       30        1,140
Polymedica Industries Corp.+*                   50        1,138
Zygo Corp.+                                     60        1,136
Cyberonics Inc.+                                70        1,133
Cytogen Corp.+                                 348        1,131
Getty Images Inc.+                              70        1,129
Republic Services Inc. "A"+                     60        1,125
Oak Technology Inc.+                           190        1,122
Frontline Capital Group Inc.+                  110        1,121
Microsemi Corp.+                                40        1,120
Elcor Corp.                                     80        1,118
Complete Business Solutions Inc.+              120        1,112
Mobile Mini Inc.+                               40        1,103
Ibis Technology Corp.+                          40        1,100
Symmetricom Inc.+                               90        1,091
Thoratec Labs Corp.+                           128        1,088
MKS Instruments Inc.+                           58        1,085
Multex.com Inc.+                                70        1,085
TeleCorp PCS Inc.+                              72        1,085
Cabot Oil & Gas Corp. "A"                       40        1,080
Clarent Corp.+                                  90        1,080
Parkervision Inc.+                              40        1,080
Frontier Oil Corp.+                            140        1,078
Rural Cellular Corp. "A"+                       40        1,078


--------------------------------------------------------------------------------
PAGE 54                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Seachange International Inc.+                   80  $     1,075
Viasat Inc.+                                    71        1,074
MapInfo Corp.+                                  60        1,065
Ciber Inc.+                                    218        1,064
Quiksilver Inc.+                                40        1,062
CorVel Corp.+                                   30        1,061
Mattson Technology Inc.+                        70        1,059
Secure Computing Corp.+                        110        1,059
Photon Dynamics Inc.+                           50        1,056
CVB Financial Corp.                             66        1,054
NABI Inc.+                                     170        1,052
AXT Inc.+                                       70        1,050
P.F. Chang's China Bistro Inc.+*                30        1,050
Strayer Education Inc.                          30        1,050
PerkinElmer Inc.                                20        1,049
United Therapeutics Inc.+                       60        1,046
Geron Corp.+                                   100        1,044
Fossil Inc.+                                    60        1,042
AremisSoft Corp.+                               80        1,040
Avery Dennison Corp.                            20        1,040
Berry Petroleum Co. "A"                         80        1,040
Nordson Corp.                                   40        1,040
CCC Information Services Group Inc.+           120        1,039
First BanCorp.                                  40        1,036
Learning Tree International Inc.+               50        1,036
Commonwealth Telephone Enterprises Inc.+        30        1,035
Cullen/Frost Bankers Inc.                       30        1,027
InterCept Group Inc. (The)+                     40        1,025
Harman International Industries Inc.            40        1,024
RadiSys Corp.+                                  60        1,020
Ditech Communications Corp.+                    90        1,018
Identix Inc.+                                  120        1,018
WESCO International Inc.+                      110        1,018
kForce.com Inc.+                               190        1,009
Block (H & R) Inc.*                             20        1,001
Ultimate Electronics Inc.+                      40        1,000
Western Digital Corp.+                         210        1,000
EntreMed Inc.+                                  60          997
O'Reilly Automotive Inc.+                       50          997
Harris Corp.                                    40          990
Universal Electronics Inc.+                     60          990
Simpson Manufacturing Co. Inc.+                 20          986
Wit Soundview Group Inc.+                      328          984
Edwards Lifesciences Corp.+                     50          980
United Rentals Inc.+                            60          980
Radiant Systems Inc.+                           70          967
American Italian Pasta Co. "A"+                 30          960
Dril-Quip Inc.+                                 40          960
Petsmart Inc.+                                 240          960
Fairfield Communities Inc.+                     60          958
Wave Systems Corp. "A"+                        210          958
Key3Media Group Inc.+                           80          952
TD Waterhouse Group Inc.+                       88          950
Tularik Inc.+                                   50          950
Vasomedical Inc.+                              248          946
ABIOMED Inc.+                                   60          945
Young Broadcasting Corp. "A"+                   30          941
Memberworks Inc.+*                              40          940
SIPEX Corp.+                                   100          934
Pre-Paid Legal Services Inc.+*                  90          932
Trex Co. Inc.+                                  30          930
NextCard Inc.+                                  90          928
SCM Microsystems Inc.+                          60          926
Lindsay Manufacturing Co.                       50          925
Ventiv Health Inc.+                             60          923
Yankee Candle Co. Inc. (The)+*                  70          922
Digital Insight Corp.+                          80          920
Willamette Industries Inc.*                     20          920
Zoran Corp.+                                    60          919
Midas Inc.                                      70          917
Research Frontiers Inc.+                        50          913
Central Parking Corp.                           50          910
Spanish Broadcasting System Inc. "A"+          140          910
Texas Biotech Corp.+                           180          909
Forest City Enterprises Inc. "A"                20          907
Vans Inc.+                                      40          903
Cognizant Technology Solutions Corp.+           30          902
Century Business Services Inc.+                360          900
Matrix Pharmaceutical Inc.+                    100          900
Libbey Inc.                                     30          896
West Corp+                                      40          895
CT Communications Inc.                          70          892
Digital Lightware Inc.+                         50          881
Armor Holdings Inc.+                            50          880
DuPont Photomasks Inc.+                         20          878
Regis Corp.                                     60          878
New York Community Bancorp                      30          870
Teletech Holdings Inc.+                        110          866
GoTo.com Inc.+                                 110          863
Avant Immunotherapeutics Inc.+                 200          862


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 55
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Vical Inc.+                                     90  $       861
Emisphere Technologies Inc.+                    60          859
Information Holdings Inc.+                      40          856
Avigen Inc.+                                    70          853
Talbots Inc. (The)                              20          850
Valmont Industries Inc.                         50          847
Winstar Communications Inc.+*                  390          841
Aspect Communications Corp.+                   190          840
TriZetto Group Inc. (The)+                      60          836
Dobson Communications Corp. "A"+                50          828
Ivex Packaging Corp.+                           60          825
Mesa Air Group Inc.+                            98          821
eSPEED Inc. "A"+                                40          817
Inter-Tel Inc.                                  80          815
Per-Se Technologies Inc.+                      138          815
Ferro Corp.                                     40          813
Nike Inc. "B"                                   20          811
Championship Auto Racing Teams Inc.+            50          810
Spartech Corp.                                  50          808
Crawford & Co. "B"                              60          807
Imatron Inc.+                                  430          806
C-COR.net Corp.+                               120          802
First Busey Corp. "A"                           40          800
Integrated Circuit Systems Inc.+                50          800
Kirby Corp.+                                    40          800
Biopure Corp.+                                  60          799
DUSA Pharmaceuticals Inc.+                      60          799
S1 Corp.+*                                     110          798
Florida Rock Industries Inc.                    20          789
UnitedGlobalCom Inc. "A"+*                      60          788
Astec Industries Inc.+                          60          784
InteliData Technologies Corp.+                 190          784
Keynote Systems Inc.+                           70          783
Beckman Coulter Inc.                            20          782
DiamondCluster International Inc. "A"+          90          782
Adaptec Inc.+                                   90          780
Terayon Communications Systems Inc.+           170          776
ATS Medical Inc.+                               80          770
Aware Inc.+                                     80          770
Zomax Inc.+                                    150          769
MGI Pharma Inc.+                                70          766
Digene Corp.+                                   50          762
Carreker Corp.+                                 40          760
CSK Auto Corp.+                                110          759
Microvision Inc.+                               50          759
Valentis Inc.+                                 150          759
IGEN International Inc.+                        40          757
VIVUS Inc.+                                    170          757
True North Communications Inc.                  20          755
MGM Grand Inc.+                                 30          753
Independent Bank Corp.                          50          750
Netro Corp.+                                   150          750
Kenneth Cole Productions "A"+                   30          748
Carter-Wallace Inc.                             30          747
Penn Virginia Corp.                             20          746
Horizon Offshore Inc.+                          30          742
Tejon Ranch Co.+                                30          741
Swift Transportation Co. Inc.+                  40          740
Triarc Companies Inc.+                          30          738
Pinnacle Entertainment Inc.+                    70          735
AnswerThink Consulting Group Inc.+             150          731
Knight Transportation Inc.+                     30          731
PurchasePro.com Inc.+*                         100          725
ONYX Software Corp.+                            90          723
IDX Systems Corp.+                              40          722
Martha Stewart Living Inc. "A"+*                40          720
Transaction Systems Architects Inc. "A"+       100          716
Pride International Inc.+                       30          713
Take-Two Interactive Software Inc.+             50          713
Sykes Enterprises Inc.+                        130          711
VerticalNet Inc.+                              350          711
Priceline.com Inc.+                            280          709
Concord Camera Corp.+                          100          706
Excel Technology Inc.+                          40          705
Advanced Marketing Services Inc.                30          702
Kos Pharmaceuticals Inc.+                       40          702
Sterling Bancshares Inc.                        40          700
Universal Compression Holdings Inc.+            20          700
ON Semiconductor Corp.+                        130          695
Rudolph Technologies Inc.+*                     20          694
Global Telesystems Inc.+                       910          692
First Consulting Group Inc.+                    70          687
X-Rite Inc.                                     70          687
Homestake Mining Company                       130          684
Tuesday Morning Corp.+                          70          683
Alliance Pharmaceutical Corp.+                 210          682
APAC Customer Services Inc.+                   130          682
DaVita Inc.+                                    40          679
Copper Mountain Networks Inc.+                 200          678
Health Care Property Investors Inc.             20          678


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PAGE 56                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
SPSS Inc.+                                      40  $       678
Cambridge Technology Partners Inc.+            180          675
CARBO Ceramics Inc.                             20          675
DDi Corp.+                                      40          675
Borders Group Inc.+                             40          673
Gabelli Asset Management Inc. "A"+              20          670
Datastream Systems Inc.+                        70          665
Columbia Laboratories Inc.+                    110          662
Orbital Sciences Corp.+                        110          660
Focal Communications Corp.+                     70          658
ANTEC Corp.+                                    90          655
Talk.com Inc.+                                 290          653
Carlisle Companies Inc.                         20          652
Keithley Instruments Inc.                       40          648
School Specialty Inc.+                          30          647
Cyber-Care Inc.+                               220          646
Lightpath Technologies Inc. "A"+                50          644
Modis Professional Services Inc.+              140          644
Meridian Resource Corp. (The)+                  90          642
Kana Communications Inc.+                      330          639
Theragenics Corp.+                             100          639
Celeritek Inc.+                                 50          637
ESS Technology Inc.+                           110          632
Cabot Corp.                                     20          630
Intermune Pharmaceuticals Inc.+                 30          630
Semitool Inc.+                                  70          630
O'Charley's Inc.+                               30          628
Chittenden Corp.                                20          624
Whitehall Jewellers Inc.+                       80          623
Sangstat Medical Corp.+                         70          621
Internap Network Services Corp.+               320          620
Universal Display Corp.+                        60          619
ACTV Inc.+                                     150          614
Broadbase Software Inc.+                       300          609
Salton Inc.+*                                   40          608
Connetics Corp.+                               120          607
Siliconix Inc.+                                 20          605
Ackerly Group Inc. (The)+                       50          602
Brightpoint Inc.+                              250          602
Blockbuster Inc.                                40          600
Digimarc Corp.+                                 40          600
Extended Stay America Inc.+                     40          600
United National Bancorp                         30          600
BioMarin Pharmaceutical Inc.+                   80          595
New Era of Networks Inc.+                      100          594
Travelocity.com Inc.+                           40          593
Valence Technology Inc.+                       130          593
Sunrise Assisted Living Inc.+*                  30          591
BindView Development Corp.+                    190          588
Sitel Corp.+                                   210          588
Steven Madden Ltd.+                             40          588
Federal Realty Investment Trust                 30          587
Mediacom Communications Corp.+                  30          587
Sciclone Pharmaceuticals Inc.+                 140          586
Somera Communications Inc.+                    130          585
Tanox Inc.+                                     30          583
FSI International Inc.+                         70          577
Manpower Inc.                                   20          576
Concord Communications Inc.+                    70          573
Plug Power Inc.+*                               40          573
Private Media Group Inc.+                       80          573
Adelphia Business Solutions Inc.+              120          570
GBC Bancorp                                     20          570
Davox Corp.+                                    50          569
Denbury Resources Inc.+                         70          567
Labor Ready Inc.+                              180          567
Metasolv Inc.+                                  40          565
Cable Design Technologies Corp.+                42          563
First Midwest Bancorp Inc.                      20          563
Adept Technology Inc.+                          40          560
Buca Inc.+                                      30          559
QuickLogic Corp.+                              100          556
Steel Dynamics Inc.+                            50          556
BSQUARE Corp.+                                  50          553
ProsoftTraining.com+                            70          551
Ariad Pharmaceuticals Inc.+                    100          550
Silicon Valley Group Inc.+                      20          550
SERENA Software Inc.+                           60          548
ZixIt Corp.+                                    78          548
Act Manufacturing Inc.+*                        50          547
CardioDynamics International Corp.+            150          544
Genome Therapeutics Corp.+                      90          540
Ingram Micro Inc. "A"+                          40          540
StarMedia Network Inc.+                        180          540
Viasystems Group Inc.+                         180          540
WebTrends Corp.+                                60          540
Diametrics Medical Inc.+                       130          536
Ocular Sciences Inc.+                           30          534
World Wrestling Federation
  Entertainment Inc.+                           40          534
Navigant Consulting Co.+                        80          533


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 57
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
OM Group Inc.                                   10  $       533
Mpower Communications Corp.+                   210          532
AnnTaylor Stores Corp.+                         20          531
Jakks Pacific Inc.+                             50          531
Digital River Inc.+                            110          529
Digital Island Inc.+                           290          526
Genzyme Transgenics Corp.+                      80          525
Net.B@nk Inc.+                                  60          525
Puma Technology Inc.+                          140          525
Cygnus Inc.+                                    70          523
Diagnostic Products Corp.                       10          521
Philadelphia Suburban Corp.                     22          518
Silicon Image Inc.+                            140          516
Hotel Reservations Network Inc. "A"+            20          515
Peregrine Pharmaceuticals+                     350          514
eLoyalty Corp.+                                210          512
Closure Medical Corp.+                          30          510
QRS Corp.+                                      60          510
IMRglobal Corp.+                                90          506
II-VI Inc.+                                     40          505
Therma-Wave Inc.+                               40          505
HI/FN Inc.+                                     30          502
American Classic Voyages Co.+*                  40          500
Dover Downs Entertainment Inc.                  40          500
Penn National Gaming Inc.+                      40          500
Rainbow Technologies Inc.+                     100          500
Wink Communications Inc.+                      100          500
iXL Enterprises Inc.+                          210          499
Saga Communications Inc.+                       30          495
Bone Care International Inc.+                   30          491
Cell Pathways Inc.+                            120          491
Borland Software Corp+                          70          488
Regent Communications Inc.+                     70          488
StarBase Corp.+                                220          488
MEMC Electronics Materials Inc.+                70          487
UCBH Holdings Inc.                              10          487
Cathay Bancorp Inc.                             10          486
MRO Software Inc.+                              60          484
Spectralink Corp.+                              50          484
Miravant Medical Technologies+                  60          480
Viant Corp.+                                   190          475
Furniture Brands International Inc.+            20          474
P-Com Inc.+                                    370          474
SilverStream Software Inc.+                     50          473
First Financial Bancorp                         32          472
Electronics Boutique Holdings Corp.+            20          471
Targeted Genetics Corp.+                       110          468
National Data Corp.                             20          467
International Fibercom Inc.+                   120          465
Visual Networks Inc.+                          130          463
Aradigm Corp.+                                  80          460
Buckeye Technologies Inc.+                      40          460
Bausch & Lomb Inc.*                             10          457
Nanogen Inc.+                                   68          455
Diversa Corp.+                                  30          454
Sonosite Inc.+                                  40          453
CompuCredit Corp.+*                             60          452
4Kids Entertainment Inc.+                       40          451
Beasley Broadcast Group Inc. "A"+               30          450
PC-Tel Inc.+                                    60          450
Roslyn Bancorp Inc.                             20          450
Uniroyal Technology Corp.+                      60          449
Viewpoint Corp.+                               100          447
Acacia Research Corp.+                          68          446
Hickory Tech Corp.                              30          446
MCSi Inc.+                                      30          444
Network Peripherals Inc.+                       70          444
Sanchez Computer Associates Inc.+               60          443
Tricord Systems Inc.+*                          80          440
LodgeNet Entertainment Corp.+                   30          439
Robotic Vision Systems Inc.+                   180          439
Liberty Digital Inc. "A"+                       70          438
Mechanical Technology Inc.+                    100          438
Midway Games Inc.+                              60          438
Fritz Companies Inc.+                           40          437
Convera Corp.+                                  50          431
Skyline Corp.                                   20          431
Sunrise Technologies International Inc.+       230          431
F5 Networks Inc.+                               80          427
Liqui-Box Corp.                                 10          425
Startek Inc.+                                   30          425
Aztar Corp.+                                    40          424
Tennant Co.                                     10          423
Actuant Corp.                                   26          422
Alamosa Holdings Inc.+                          40          422
United Natural Foods Inc.+                      30          422
Vector Group Ltd.                               20          420
SLI Inc.                                        50          418
Spherion Corporation+                           60          416
Key Productions Co. Inc.+                       20          415


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PAGE 58                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Rent-Way Inc.+                                  80  $       414
WatchGuard Technologies Inc.+                   50          413
Caminus Corp.+*                                 20          409
Credit Suisse First Boston+                     90          409
Olin Corp.                                      20          408
Del Monte Foods Co.+                            50          407
Medallion Financial Corp.                       40          405
VaxGen Inc.+                                    20          405
Coca-Cola Bottling Co.                          10          404
Allscripts Healthcare Solutions Inc.+           80          402
Mercator Software Inc.+                        110          402
Footstar Inc.+                                  10          401
Primus Telecommunications Group Inc.+          120          398
Alberto-Culver Co.                              10          397
CPI Corp.                                       20          395
Griffon Corporation+                            50          395
Invacare Corp.                                  10          395
Collins & Aikman Corp.+                         90          394
Gentek Inc.                                     30          390
Pier 1 Imports Inc.                             30          390
SpeedFam-IPEC Inc.+                             60          388
Penn Engineering & Manufacturing Corp.          10          387
Covance Inc.+                                   30          385
Net2Phone Inc.+                                 40          385
Clarus Corp.+                                   60          382
International Bancshares Corp.                  10          382
Proxicom Inc.+                                 130          382
Texas Regional Bancshares "A"                   11          381
Wabtec Corporation                              30          381
Crown Media Holdings Inc.+                      20          380
Gulf Island Fabrication Inc.+                   20          380
Supertex Inc.+                                  30          379
Alexandria Real Estate Equities Inc.            10          377
Arrow International Inc.                        10          377
NEO Rx Corporation+                             90          377
EarthShell Corp.+                              150          375
Hyseq Inc.+                                     40          375
Biocryst Pharmaceuticals Inc.+                  60          371
Brooktrout Inc.+                                60          371
Clayton Williams Energy Inc.+                   20          370
Guilford Pharmaceuticals Inc.+                  20          370
MTI Technology Corp.+                          160          370
Luminex Corp.+*                                 20          369
Ulticom Inc.+                                   20          369
Next Level Communications Inc.+                 70          368
Playtex Products Inc.+                          40          368
AVT Corp.+                                     130          366
Brio Technology Inc.+                           60          364
Endocare Inc.+                                  50          364
Maxygen Inc.+                                   30          363
Ticketmaster Online-CitySearch Inc. "B"+        40          363
TiVo Inc.+                                      70          363
Wild Oats Markets Inc.+                         40          361
Unigraphics Solutions Inc.+                     20          360
WMS Industries Inc.+                            20          360
Superconductor Technologies Inc.+               70          359
Casey's General Store Inc.                      30          358
Genta Inc.+*                                    60          358
Prodigy Communications Corp. "A"+              110          358
IMPCO Technologies Inc.+                        20          355
Oshkosh Truck Corp.                             10          355
HotJobs.com Ltd.+                               70          354
Interact Commerce Corporation+                  30          352
infoUSA Inc.+                                   80          348
Exelixis Inc.+                                  40          347
Microstrategy Inc.+                            120          345
Grant Prideco Inc.+                             20          344
North Pittsburgh Systems Inc.                   30          343
Immersion Corp.+                                60          341
Mail-Well Inc.+                                 70          341
Matrixone Inc.+                                 20          341
Landry's Seafood Restaurants Inc.               30          340
iGate Capital Corp.+                           180          337
Lynx Therapeutics Inc.+                         40          337
NL Industries Inc.                              20          336
Embarcadero Technologies Inc.+                  20          332
Triad Guaranty Inc.+                            10          332
Immune Response Corp.+                         130          329
Extended Systems Inc.+                          30          326
Trendwest Resorts Inc.+                         15          324
Caliper Technologies Corp.+                     20          322
Comdisco Inc.                                   40          320
1-800-FLOWERS.com Inc.+                         40          320
Casual Male Corp.+                              30          319
Latitude Communications Inc.+                   80          319
Avanex Corp.+*                                  30          317
CTC Communications Group Inc.+                  50          316
Cyberoptics Corp.+                              30          315
IXYS Corporation+                               20          315
Nanometrics Inc.+                               20          315


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 59
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
White Electronic Designs Corp.+                 60  $       315
National Information Consortium Inc.+           90          312
Sonic Automotive Inc.+                          40          312
Manhattan Associates Inc.+                      20          311
PLX Technology Inc.+                            70          308
Celsion Corporation+                           240          307
AptarGroup Inc.                                 10          305
Satcon Technology Corp.+                        30          304
California Amplifier Inc.+                      60          302
Chateau Communities Inc.                        10          302
Interliant Inc.+                               230          302
Maxim Pharmaceuticals Inc.+*                    45          302
Mueller Industries Inc.+                        10          300
Spectra-Physics Lasers Inc.+                    20          300
Stride Rite Corp.                               40          300
Syntel Inc.+                                    40          300
Hutchinson Technology Inc.+*                    20          299
Xybernaut Corp.+                               150          299
SBS Technologies Inc.+                          20          298
Packard BioScience Company+                     40          297
7-Eleven Inc.+                                  30          297
Global Payments Inc.+                           16          296
Numerical Technologies Inc.+                    30          296
Global Industries Ltd.+                         20          291
Penton Media Inc.                               20          291
Jupiter Media Metrix Inc.+                      89          289
Collateral Therapeutics Inc.+                   30          288
Interactive Intelligence Inc.+                  20          287
Otter Tail Power Co.                            10          285
PEC Solutions Inc.+                             30          285
US LEC Corp. "A"+                               40          283
ChromaVision Medical Systems Inc.+              60          281
Mohawk Industries Inc.+                         10          281
Intrusion.com Inc.+                             70          280
NetSolve Inc.+                                  40          280
Safeguard Scientifics Inc.+                     50          280
Spiegel Inc. "A"                                40          280
3DO Co. (The)+                                 140          280
XM Satellite Radio Holdings Inc. "A"+           40          278
CoorsTek Inc.+                                  10          276
Scient Corp.+                                  140          276
ArvinMeritor Inc.                               20          275
Polo Ralph Lauren Corp.+                        10          275
Vasco Data Security International Inc.+         50          272
CACI International Inc. "A"+                    10          270
Westell Technologies Inc.+                      80          270
F&M Bancorp                                     10          269
Casella Waste Systems Inc. "A"+                 30          268
Advanced Lighting Technologies Inc.+            50          266
CacheFlow Inc.+                                 60          266
Hollywood Media Corp.+                          60          266
Lexicon Genetics Inc.+                          40          263
Expedia Inc. "A"+                               20          261
WorldGate Communications Inc.+                  60          259
Rare Medium Group Inc.+                        150          258
Jones Lang LaSalle Inc.+                        20          257
Ampal-American Israel Corp. "A"+                50          256
NetScout Systems Inc.+                          50          256
Cubic Corp.                                     10          255
SeeBeyond Technology Corp.+                     20          255
American Capital Strategies Ltd.                10          254
Heartland Express Inc.+                         10          252
Group 1 Automotive Inc.+                        20          251
eMagin Corporation+                            100          250
ESCO Technologies Inc.+                         10          250
LCC International Inc. "A"+                     50          250
Metromedia International Group Inc.+            80          250
New Focus Inc.+*                                20          250
On Command Corp.+                               40          250
Res-Care Inc.+*                                 50          250
eXcelon Corp.+                                 118          248
Ribozyme Pharmaceuticals Inc.+                  40          248
Wireless Facilities Inc.+*                      60          248
Financial Federal Corp.+                        10          245
Centillium Communications Inc.+                 10          244
AsiaInfo Holdings Inc.+                         20          242
Globix Corp.+                                   80          242
LookSmart Ltd.+                                180          242
Anixter International Inc.+                     10          241
AMCOL International Corp.                       60          240
Frontier Financial Corp.                        10          239
Websense Inc.+                                  20          238
Open Market Inc.+                              180          236
Inet Technologies Inc.+                         40          235
Reliance Steel & Aluminum Co.                   10          235
Vialink Co. (The)+                              80          235
D.R. Horton Inc.                                11          233
Hall Kinion & Associates Inc.+                  40          231
S&T Bancorp Inc.                                10          231
First Commonwealth Financial Corp.              20          229


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PAGE 60                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Hanover Direct Inc.+                           690  $       228
Universal Access Inc.+                          40          228
Harte-Hanks Inc.                                10          226
Crossroads Systems Inc.+                        40          225
Deltek Systems Inc.+                            60          225
JNI Corp.+*                                     30          225
Coldwater Creek Inc.+                           10          224
Sequoia Software Corp.+                         40          223
Technology Solutions Co.+                      100          222
Bebe Stores Inc.+                               10          221
United Bancshares Inc.                          10          221
ACLARA BioSciences Inc.+                        40          220
Stein Mart Inc.+                                20          219
Bottomline Technologies Inc.+                   30          218
Tanning Technology Corp.+                       60          218
Tut Systems Inc.+                               70          218
eGain Communications Corp.+                     90          217
Oceaneering International Inc.+                 10          215
Novadigm Inc.+                                  50          214
Staar Surgical Co.+                             50          214
NetManage Inc.+                                220          213
Earthgrains Company (The)                       10          212
IMPSAT Fiber Networks Inc.+                     50          212
Packeteer Inc.+                                 70          212
Be Free Inc.+                                  130          211
Gold Bancorp Inc.                               30          211
Carrier Access Corp.+                           40          210
Exchange Applications Inc.+                    140          210
Pac-West Telecomm Inc.+                         60          210
DigitalThink Inc.+                              20          209
City Bank                                       10          207
AmeriPath Inc.+                                 10          206
Hearst-Argyle Television Inc.+                  10          206
Sylvan Learning Systems Inc.+                   10          206
Marimba Inc.+                                   60          203
Adaptive Broadband Corp.+                      170          202
Edison Schools Inc.+                            10          202
Nuance Communications Inc.+*                    20          201
Belden Inc.                                     10          200
Com21 Inc.+                                    100          200
Cylink Corp.+                                  100          200
Cysive Inc.+                                    50          200
Pixelworks Inc.+                                20          200
Vail Resorts Inc.+                              10          200
G&K Services Inc. "A"                           10          199
Silicon Laboratories Inc.+                      10          199
Golden Telecom Inc.+                            20          197
Encompass Service Corp.+                        40          196
Network Plus Corp.+                             50          195
Conmed Corp.+                                   10          192
CoStar Group Inc.+                              10          191
PC Connection Inc.+                             20          191
TeraForce Technology Corp.+                    360          191
Primus Knowledge Solutions Inc.+                50          188
Digitas Inc.+                                   40          187
Harland (John H.) Co.                           10          187
Choice One Communications Inc.+                 30          186
Gaylord Container Corporation "A"+             160          186
Guess ? Inc.+                                   30          186
Information Architects Corp.+                  110          186
Micron Electronics Inc.+                       110          185
ePlus Inc.+                                     20          184
Grace (W.R.) & Company+                         80          184
Interlink Electronics Inc.+                     50          184
NET2000 Communications Inc.+                    60          184
SportsLine.com Inc.+                            50          184
Critical Path Inc.+                             90          183
internet.com Corp.+                             50          181
Z-Tel Technologies Inc.+                        50          181
McAfee.com Corp.+                               30          179
Computer Horizons Corp.+                        50          175
Hollywood Entertainment Corp.+                  80          175
Woodhead Industries Inc.                        10          174
Neotopia Inc.+                                  60          173
Procom Technology Inc.+                         20          173
ITXC Corp.+*                                    30          172
Integrated Electrical Services Inc.+            30          171
Central Garden & Pet Co.+                       20          170
Sequenom Inc.+                                  20          170
Fedders Corp.                                   30          168
NBT Bancorp Inc.                                10          167
Meade Instruments Corp.+                        40          165
Exide Corp.                                     20          164
Braun Consulting Inc.+                          40          162
Chordiant Software Inc.+                        40          160
Oneida Ltd.                                     10          160
Vertel Corp.+                                  120          160
Motient Corp.+                                 120          158
Sagent Technology Inc.+                         90          158
Star Scientific Inc.+                          110          158


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 61
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
VIA NET.WORKS Inc.+                             60  $       158
Analysts International Corp.                    30          156
iBasis Inc.+                                    50          153
Turnstone Systems Inc.+*                        20          151
Data Return Corp.+                              50          150
USinternetworking Inc.+                        130          150
Paradyne Networks Inc.+                         90          149
Nx Networks Inc.+                              178          145
Sinclair Broadcast Group "A"+                   20          145
Metricom Inc.+*                                 70          144
Wackenhut Corp. "A"+                            10          143
CyberSource Corp.+                              80          140
Modem Media Inc.+                               40          140
PSINET Inc.+                                   640          140
Anchor BanCorp Wisconsin Inc.                   10          139
Optical Cable Corp.+                            12          137
DSL.net Inc.+                                  140          136
Lante Corp.+                                    90          135
Capstead Mortgage Corp.                         10          134
Source Information Management Co.+              30          134
USB Holding Co. Inc.                            10          132
Arch Wireless Inc.+                            210          131
Rhythms Netconnections Inc.+                   300          131
Telocity Inc.+                                  60          128
ValueClick Inc.+                                40          128
Gliatech Inc.+                                  60          127
OTG Software Inc.+                              20          127
Stanford Microdevices Inc.+                     20          127
Register.com+                                   20          126
Appiant Technologies Inc.+                      40          125
Juno Online Services Inc.+                     110          124
Metawave Communications Corp.+                  20          124
Nucentrix Broadband Networks Inc.+              10          124
Parexel International Corp.+                    10          124
Sorrento Networks Corp.+                        20          124
Thermo Fibertek Inc.+                           30          124
Callon Petroleum Corp.+                         10          123
RPC Inc.                                        10          123
Scientific Learning Corp.+                      30          123
Engage Technologies Inc.+*                     170          122
e.MedSoft.com+                                 180          121
ANC Rental Corp.+                               40          120
Netcentives Inc.+                              120          120
VA Linux Systems Inc.+                          40          120
Corillian Corp.+*                               20          119
Extensity Inc.+                                 20          119
Photogen Technologies Inc.+                     60          118
Switchboard Inc.+                               40          118
U.S. Wireless Corp.+                            40          118
Aspect Medical Systems Inc.+                    10          116
Watsco Inc.                                     10          116
JDA Software Group Inc.+                        10          114
Gadzoox Networks Inc.+                          60          112
EEX Corp.+                                      30          111
eMerge Interactive Inc. "A"+                    30          111
Paradigm Genetics Inc.+                         20          110
Gaiam Inc.+                                     10          109
Metals USA Inc.                                 40          108
Saba Software Inc.+                             20          108
Intraware Inc.+                                 90          107
Playboy Enterprises Inc. "B"+                   10          107
NPC International Inc.+                         10          104
Selectica Inc.+*                                20          104
Wabash National Corp.                           10          103
Rica Foods Inc.+                                30          102
Management Network Group Inc. (The)+            20          101
NEON Communications Inc.+                       20          100
Viatel Inc.+*                                  178          100
Ha-Lo Industries Inc.+                         100           99
Ask Jeeves Inc.+                                90           98
ATSI Communications Inc.+                      218           98
Level 8 Systems Inc.+                           30           98
NetZero Inc.+                                  150           98
FreeMarkets Inc.+*                              10           95
Orchid Biosciences Inc.+                        20           95
MarketWatch.com Inc.+                           30           94
Media 100 Inc.+                                 50           94
Vertex Interactive Inc.+                        50           94
NEON Systems Inc.+                              20           93
eBenx Inc.+                                     20           92
Revlon Inc. "A"+                                20           92
Mail.com Inc.+                                 130           89
Belco Oil & Gas Corp.+                          10           88
Trans World Entertainment Corp.+                10           88
American Technical Ceramics Corp.+              10           87
Aperian Inc.+                                   70           87
Geoworks Corp.+                                 70           87
MCK Communications Inc.+                        40           86
SmartDisk Corp.+                                30           85
Electric Lightwave Inc. "A"+                    40           84


--------------------------------------------------------------------------------
PAGE 62                                                                  iSHARES
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
SVI Solutions Inc.+                             80  $        82
Fibernet Telecom Group Inc.+                    30           81
Niku Corp.+                                     30           81
Oratec Interventions Inc.+                      10           81
Caldera Systems Inc.+                           40           80
Inforte Corp.+                                  10           80
E.W. Blanch Holdings Inc.                       10           79
Tumbleweed Communications Corp.+                40           78
Sonic Foundry Inc.+                             50           75
NETsilicon Inc.+                                20           73
Metrocall Inc.+                                280           70
Net Perceptions Inc.+                           80           70
Stockwalk.com Group Inc.+                       40           70
e.spire Communications Inc.+                   200           69
Ventro Corporation+                             90           68
Digital Impact Inc.+                            50           67
MyPoints.com Inc.+                             100           63
Webvan Group Inc.+                             400           63
Deltathree Inc.+                                50           62
GoAmerica Inc.+                                 30           61
On2.com Inc.+                                  100           61
SciQuest.com Inc.+                              70           61
Vyyo Inc.+                                      30           61
Airnet Communications Corp.+                    20           60
NaviSite Inc.+                                  40           60
netGuru Inc.+                                   20           60
Arguss Communications Inc.+                     10           59
Neoforma.com Inc.+                              50           59
Telaxis Communications Corp.+                   40           59
Network Access Solutions Corp.+                 90           58
SmartServ Online Inc.+                          10           58
Triangle Pharmaceuticals Inc.+                  10           58
AppliedTheory Corp.+                            50           56
New Century Equity Holdings Corp.+              50           56
U.S. Interactive Inc.+                         100           56
META Group Inc.+                                40           55
Preview Systems Inc.+                           20           54
Vicinity Corp.+                                 30           53
click2learn.com Inc.+                           40           52
MarchFirst Inc.+                               330           52
DSET Corporation+                               40           51
FirePond Inc.+                                  20           50
Persistence Software Inc.+                      50           50
iBeam Broadcasting Corp.+                       50           48
GRIC Communications Inc.+                       40           46
Avenue A Inc.+                                  40           44
Blount International Inc.+                      10           44
Daleen Technologies Inc.+                       40           44
LifeMinders Inc.+                               50           44
Glenayre Technologies Inc.+                     20           43
GlobalNet Financial.com Inc.+                   60           43
World Access Inc.+                             170           43
Mediaplex Inc.+                                 70           42
Nexell Therapeutics Inc.+                       30           42
Predictive Systems Inc.+                        20           41
Sonic Innovations Inc.+                         10           41
Verado Holdings Inc. "B"+                       60           39
Net.Genesis Corp.+                              20           38
barnesandnoble.com Inc.+                        30           37
C-bridge Internet Solutions Inc.+               20           37
E-LOAN Inc.+                                    20           37
Onvia.com Inc.+                                 50           37
Internet Pictures Corp.+                       230           36
Teligent Inc. "A"+                              60           36
Liberty Livewire Corporation "A"+               10           35
NetObjects Inc.+                                70           35
Calico Commerce Inc.+                           90           34
Advanced Radio Telecom Corp.+                  110           31
Savvis Communications Corp.+                    60           26
NetSol International Inc.+                      10           25
TenFold Corp.+                                  80           25
Genomic Solutions Inc.+                          8           24
eMachines Inc.+                                 90           22
EpicEdge Inc.+                                  60           22
Netpliance Inc.+                                50           22
Razorfish Inc. "A"+                             50           22
CAIS Internet Inc.+                             48           19
Cypress Communications Inc.+                    40           19
Viador Inc.+                                    40           18
24/7 Media Inc.+                                50           17
Coolsavings.com Inc.+                           30           15
LivePerson Inc.+                                40           15
AGENCY.com Ltd.+                                10           14
Eprise Corp.+                                   20           13
buy.com Inc.+                                   50           12
FutureLink Corp.+                               40           11
Convergent Communications Inc.+                 80            8
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 63
iSHARES RUSSELL 3000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Versata Inc.+                                   20   $         6
Worldwide Xceed Group Inc.+                      9             4
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $29,445,856)                                   20,333,120
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.58%
----------------------------------------------------------------
Dreyfus Money Market Fund++               $750,166       750,166
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        160,405       160,405
Goldman Sachs Financial Square Prime
  Obligation Fund++                        359,924       359,924
Providian Temp Cash Money Market Fund++    678,721       678,721
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,949,216)                                     1,949,216
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $7,940 and an effective yield of
  4.90%.                                     7,936         7,936
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $7,936)                                             7,936
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 109.53%
(Cost $31,403,008)                                    22,290,272
----------------------------------------------------------------
Other Assets, Less Liabilities -- (9.53%)             (1,939,188)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $20,351,084
================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 99.83%
---------------------------------------------------------------
Exxon Mobil Corp.                           16,709  $ 1,353,429
Citigroup Inc.                              24,195    1,088,291
American International Group Inc.            9,658      777,469
SBC Communications Inc.                     16,272      726,219
Verizon Communications Inc.                 12,972      639,520
Johnson & Johnson                            6,313      552,198
Philip Morris Companies Inc.                10,689      507,193
Bank of America Corp.                        7,907      432,908
Merck & Co. Inc.                             5,551      421,321
JP Morgan Chase & Co.                        9,146      410,655
Wells Fargo & Company                        8,244      407,831
Procter & Gamble Co.                         6,245      390,937
Fannie Mae                                   4,897      389,801
AT&T Corp.                                  18,079      385,083
BellSouth Corp.                              8,981      367,503
Abbott Laboratories                          6,732      317,683
Bristol-Myers Squibb Co.                     4,853      288,268
Morgan Stanley Dean Witter & Co.             5,365      287,028
Walt Disney Co. (The)                       10,004      286,114
PepsiCo Inc.*                                6,235      274,028
Chevron Corp.                                3,087      271,039
Ford Motor Company                           8,805      247,597
American Express Co.                         5,744      237,227
Boeing Co.                                   4,068      226,628
Freddie Mac                                  3,333      216,078
Merrill Lynch & Co. Inc.                     3,870      214,398
U.S. Bancorp                                 9,174      212,837
International Business Machines Corp.        2,206      212,173
Bank One Corp.                               5,580      201,884
Minnesota Mining & Manufacturing Co.         1,898      197,202
FleetBoston Financial Corp.                  5,209      196,640
Du Pont (E.I.) de Nemours                    4,649      189,214
Comcast Corp. "A"+                           4,311      180,793
General Electric Co.                         4,284      179,328
Anheuser-Busch Companies Inc.                3,851      176,876
Texaco Inc.                                  2,655      176,292
Bank of New York Co. Inc.                    3,564      175,491
Kimberly-Clark Corp.                         2,574      174,594
AT&T - Liberty Media Group "A"+             12,427      173,978
McDonald's Corp.                             6,302      167,318
First Union Corp.                            4,734      156,222
United Technologies Corp.                    2,119      155,323
Washington Mutual Inc.                       2,810      153,848
Hewlett-Packard Co.                          4,913      153,630
Duke Energy Corp.                            3,560      152,154
El Paso Corp.                                2,319      151,431
Alcoa Inc.                                   4,185      150,451
WorldCom Inc.+*                              7,897      147,575
Allstate Corp.                               3,512      147,293
General Motors Corp. "A"                     2,715      140,773
Honeywell International Inc.                 3,393      138,434
Dow Chemical Co.                             4,307      135,972
Household International Inc.                 2,272      134,593
Baxter International Inc.                    1,413      133,020
Target Corp.                                 3,598      129,816
Emerson Electric Co.                         2,061      127,782
Coca-Cola Co.                                2,820      127,351
Marsh & McLennan Companies Inc.              1,322      125,630
American Home Products Corp.                 2,133      125,314
Compaq Computer Corp.                        6,730      122,486
First Data Corp.                             1,899      113,389
Enron Corp.                                  1,935      112,423
Southern Co.                                 3,126      109,691
Viacom Inc. "B"+                             2,493      109,617
HCA - The Healthcare Company                 2,563      103,212
Exelon Corp.                                 1,540      101,024
Williams Companies Inc.                      2,292       98,212
Mellon Financial Corp.                       2,356       95,465
Clear Channel Communications Inc.+           1,737       94,580
Qwest Communications International Inc.+     2,689       94,249
PNC Financial Services Group                 1,386       93,902
American General Corp.                       2,430       92,947
UnitedHealth Group Inc.                      1,450       85,927
Fifth Third Bancorp                          1,602       85,607
Motorola Inc.                                5,931       84,576
Conoco Inc.                                  2,979       84,157
International Paper Co.                      2,304       83,128
SunTrust Banks Inc.                          1,233       79,898
CIGNA Corp.                                    738       79,232
National City Corp.                          2,921       78,137
Sprint Corp. (FON Group)                     3,438       75,602
Gannett Co. Inc.                             1,265       75,546
Lehman Brothers Holdings Inc.                1,204       75,491
Goldman Sachs Group Inc. (The)                 873       74,292
Costco Wholesale Corp.+                      1,892       74,261
Waste Management Inc.                        3,001       74,125
Caterpillar Inc.                             1,654       73,405
CVS Corp.                                    1,255       73,405
Dominion Resources Inc.                      1,136       73,238
American Electric Power Inc.                 1,541       72,427


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 65
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Alltel Corp.                                 1,346  $    70,611
Safeway Inc.+                                1,278       70,482
BB&T Corp.*                                  1,976       69,496
Heinz (H.J.) Co.                             1,690       67,938
Tenet Healthcare Corp.+                      1,532       67,408
State Street Corp.                             720       67,248
Union Pacific Corp.                          1,188       66,825
Illinois Tool Works Inc.                     1,172       66,616
AFLAC Inc.                                   2,402       66,150
Pharmacia Corporation                        1,301       65,531
Lockheed Martin Corp.                        1,815       64,705
Southwest Airlines Co.                       3,631       64,450
Hartford Financial Services Group Inc.       1,089       64,251
AOL Time Warner Inc.+                        1,600       64,240
Northern Trust Corp.                         1,012       63,250
Wal-Mart Stores Inc.                         1,226       61,913
Chubb Corp.                                    850       61,574
Phillips Petroleum Co.*                      1,109       61,050
Wachovia Corp.                               1,010       60,853
FedEx Corp.+                                 1,420       59,186
Eastman Kodak Co.                            1,442       57,521
Burlington Northern Santa Fe Corp.           1,890       57,418
McGraw-Hill Companies Inc.                     949       56,608
Anadarko Petroleum Corp.                       900       56,502
Sara Lee Corp.                               2,475       53,411
Colgate-Palmolive Co.                          963       53,215
Reliant Energy Inc.                          1,176       53,214
Comerica Inc.                                  865       53,197
KeyCorp                                      2,061       53,174
Kroger Co.+                                  2,041       52,637
Weyerhaeuser Co.                             1,028       52,212
FPL Group Inc.                                 846       51,860
Sears, Roebuck and Co.                       1,467       51,741
Masco Corp.                                  2,142       51,708
TXU Corporation                              1,251       51,691
May Department Stores Co.                    1,429       50,701
Electronic Data Systems Corp.                  893       49,883
General Dynamics Corp.                         788       49,439
Xcel Energy Inc.                             1,635       49,230
Raytheon Co. "B"                             1,624       47,713
ConAgra Foods Inc.                           2,601       47,442
Automatic Data Processing Inc.                 868       47,202
Ralston Purina Group                         1,496       46,600
Burlington Resources Inc.                    1,028       46,003
Avon Products Inc.                           1,150       45,988
St. Paul Companies Inc.                      1,044       45,988
USA Education Inc.                             630       45,770
Lowe's Companies Inc.                          781       45,649
Gillette Co.                                 1,445       45,041
Occidental Petroleum Corp.                   1,791       44,327
Public Service Enterprise Group Inc.         1,026       44,282
Becton Dickinson & Co.                       1,251       44,185
Albertson's Inc.                             1,368       43,530
Pitney Bowes Inc.                            1,224       42,534
Progress Energy Inc.                           972       41,864
Air Products & Chemicals Inc.                1,089       41,818
Equity Office Properties Trust               1,475       41,300
MetLife Inc.*                                1,368       41,108
Deere & Co.                                  1,127       40,955
Cendant Corp.+                               2,807       40,954
Unocal Corp.                                 1,182       40,862
USX-Marathon Group Inc.                      1,516       40,856
Golden West Financial Corp.                    625       40,562
Entergy Corp.                                1,054       40,052
Sysco Corp.                                  1,508       39,977
Cardinal Health Inc.                           412       39,861
Lincoln National Corp.                         934       39,667
Archer-Daniels-Midland Co.                   3,013       39,621
MBIA Inc.                                      490       39,533
Federated Department Stores Inc.+              949       39,431
AON Corp.                                    1,091       38,730
Wrigley (William Jr.) Co.                      794       38,311
Halliburton Co.                              1,042       38,293
MBNA Corp.                                   1,152       38,131
Delphi Automotive Systems Corp.              2,682       38,004
SouthTrust Corp.                               824       37,698
Tribune Co.                                    920       37,481
Loews Corp.                                    630       37,428
Consolidated Edison Inc.                     1,008       37,397
PPG Industries Inc.                            803       37,010
Marriott International Inc. "A"*               896       36,897
Mattel Inc.                                  2,034       36,083
Dover Corp.                                    988       35,410
Clorox Co.                                   1,116       35,098
CSX Corp.                                    1,035       34,879
MGIC Investment Corp.                          509       34,826
Praxair Inc.                                   772       34,470
Newell Rubbermaid Inc.                       1,300       34,450
Thermo Electron Corp.+                       1,518       34,125
Baker Hughes Inc.                              934       33,914


--------------------------------------------------------------------------------
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iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
NTL Inc.+                                    1,341  $    33,726
Jefferson-Pilot Corp.                          491       33,334
Equity Residential Properties Trust            639       33,247
McKesson HBOC Inc.                           1,231       32,929
Textron Inc.                                   576       32,740
M&T Bank Corp.                                 468       32,713
Starwood Hotels & Resorts Worldwide Inc.       954       32,446
Quaker Oats Co.                                333       32,318
New York Times Co. "A"                         776       31,793
General Mills Inc.                             731       31,440
Constellation Energy Group Inc.                711       31,355
Georgia-Pacific Corp.                        1,064       31,282
Hershey Foods Corp.                            450       31,194
PP&L Resources Inc.                            709       31,168
Franklin Resources Inc.                        781       30,545
Norfolk Southern Corp.                       1,818       30,433
FirstEnergy Corp.                            1,089       30,405
AmSouth Bancorp                              1,803       30,308
Northrop Grumman Corp.                         348       30,276
Regions Financial Corp.*                     1,044       29,689
Ambac Financial Group Inc.                     468       29,685
Ingersoll-Rand Co.                             745       29,584
Tosco Corp.                                    684       29,248
Kerr-McGee Corp.*                              450       29,205
UNUMProvident Corp.                            999       29,191
Amerada Hess Corp.*                            373       29,139
Kinder Morgan Inc.                             545       28,994
NiSource Inc.                                  922       28,693
R.J. Reynolds Tobacco Holdings Inc.            511       28,667
Apple Computer Inc.+                         1,289       28,448
Wellpoint Health Networks Inc.+                297       28,307
Charter One Financial Inc.                     997       28,215
Synovus Financial Corp.                      1,044       28,188
Countrywide Credit Industries Inc.             565       27,883
Ameren Corp.*                                  673       27,559
CIT Group Inc. (The)                           954       27,552
Sabre Holdings Corp.+                          592       27,333
Cincinnati Financial Corp.                     720       27,315
Walgreen Co.                                   664       27,091
DTE Energy Co.                                 675       26,865
United Parcel Service Inc.*                    468       26,629
Biomet Inc.                                    666       26,234
Marshall & Ilsley Corp.                        495       26,141
Union Planters Corp.                           679       26,135
Rockwell International Corp.                   713       25,918
Fortune Brands Inc.                            747       25,697
Conseco Inc.*                                1,592       25,631
Johnson Controls Inc.                          410       25,609
Old Kent Financial Corp.                       673       25,574
Alamosa Holdings Inc.                          547       25,304
KeySpan Corp.                                  660       25,166
AMR Corp.+                                     711       24,970
Progressive Corporation                        257       24,942
Telephone & Data Systems Inc.                  256       23,936
National Commerce Bancorp                      963       23,894
Cinergy Corp.                                  711       23,854
Moody's Corp.                                  865       23,839
Healthsouth Corp.+                           1,845       23,782
Delta Air Lines Inc.                           601       23,739
Bear Stearns Companies Inc.                    517       23,648
PG&E Corp.                                   1,899       23,643
Toys R Us Inc.+                                936       23,494
Eaton Corp.                                    342       23,427
Torchmark Corp.                                603       23,414
Avery Dennison Corp.                           441       22,941
Campbell Soup Co.                              765       22,851
Kmart Corp.+                                 2,412       22,673
Sempra Energy                                  972       22,628
SunGard Data Systems Inc.+                     455       22,400
Zions Bancorp                                  430       22,399
Devon Energy Corp.                             381       22,174
Interpublic Group of Companies Inc.            641       22,018
Genzyme Corp. - General Division+*             243       21,950
TJX Companies Inc.                             685       21,920
Parker Hannifin Corp.                          551       21,886
Genuine Parts Co.                              837       21,687
Danaher Corp.                                  396       21,606
North Fork Bancorp                             819       21,253
Willamette Industries Inc.*                    459       21,114
Block (H & R) Inc.*                            416       20,825
Vulcan Materials Co.                           441       20,652
St. Jude Medical Inc.+                         376       20,248
Limited Inc.                                 1,287       20,232
Broadwing Inc.+                              1,048       20,069
Penney (J.C.) Company Inc.*                  1,240       19,828
Weatherford International Inc.+                401       19,789
Edison International                         1,557       19,680
American Standard Companies Inc.+              333       19,670
CenturyTel Inc.                                666       19,147
Xerox Corp.                                  3,177       19,030


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 67
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Dime Bancorp Inc.                              581  $    19,028
AT&T Wireless Group+*                          991       19,007
First Tennessee National Corp.                 612       18,911
Popular Inc.                                   639       18,821
CMS Energy Corp.                               634       18,760
GPU Inc.                                       576       18,714
Ecolab Inc.                                    441       18,707
Pinnacle West Capital Corp.                    405       18,577
Goodyear Tire & Rubber Co.*                    778       18,555
Hancock (John) Financial Services Inc.         477       18,341
Goodrich (B.F.) Co.                            477       18,302
AES Corp.+                                     365       18,235
Knight Ridder Inc.*                            337       18,100
Kellogg Co.                                    666       18,002
Eastman Chemical Co.                           365       17,965
Sigma-Aldrich Corp.                            375       17,953
Tricon Global Restaurants Inc.+                468       17,873
Leggett & Platt Inc.                           927       17,826
TECO Energy Inc.                               594       17,796
DPL Inc.                                       630       17,703
Cablevision Systems Corp.+                     243       17,097
Huntington Bancshares Inc.                   1,197       17,057
SAFECO Corp.                                   603       16,997
Harrah's Entertainment Inc.+                   576       16,952
Sherwin-Williams Co.                           657       16,740
Hilton Hotels Corp.                          1,584       16,553
Servicemaster Co.                            1,467       16,474
ENSCO International Inc.                       468       16,380
General Motors Corp. "H"+                      837       16,321
Adelphia Communications Corp. "A"+             401       16,240
TRW Inc.                                       477       16,218
NCR Corp.+                                     412       16,080
Utilicorp United Inc.                          491       15,889
Old Republic International Corp.               558       15,847
Phelps Dodge Corp.                             394       15,831
Citizen Communications Co.+                  1,251       15,825
Cadence Design Systems Inc.+                   855       15,809
Advanced Micro Devices Inc.+*                  594       15,765
AutoZone Inc.+                                 558       15,635
Engelhard Corp.                                603       15,594
Spieker Properties Inc.                        279       15,303
Nucor Corp.                                    380       15,227
VF Corp.                                       432       15,120
Allied Waste Industries Inc.+                  961       15,068
Harcourt General Inc.                          270       15,031
ITT Industries Inc.                            387       14,996
Ultramar Diamond Shamrock Corp.                414       14,979
Whirlpool Corp.                                299       14,947
PACCAR Inc.                                    333       14,923
Fluor Corp.                                    335       14,907
Cox Communications Inc. "A"+*                  335       14,904
Apartment Investment & Management Co.
  "A"                                          335       14,891
Black & Decker Corp.                           405       14,884
American Water Works Inc.                      459       14,803
Apache Corp.                                   256       14,748
UST Inc.                                       486       14,604
Nike Inc. "B"                                  360       14,598
AvalonBay Communities Inc.                     315       14,430
Rohm & Haas Co. "A"                            468       14,419
Republic Services Inc. "A"+                    765       14,344
TCF Financial Corp.                            378       14,285
Aetna Inc.+                                    396       14,224
Edwards (A.G.) Inc.                            380       14,060
Duke-Weeks Realty Corp.                        603       13,959
Mylan Laboratories Inc.                        540       13,959
Brown-Forman Corp. "B"                         225       13,939
Darden Restaurants Inc.                        585       13,894
SPX Corp.+*                                    153       13,886
Cooper Industries Inc.                         414       13,848
Niagara Mohawk Holdings Inc.+                  819       13,841
Greenpoint Financial Corp.                     423       13,790
Sunoco Inc.                                    423       13,718
Radian Group Inc.                              201       13,618
McCormick & Co. Inc.                           324       13,605
Banknorth Group Inc.                           675       13,416
BJ's Wholesale Club Inc.+                      279       13,350
Jones Apparel Group Inc.+*                     351       13,268
Delhaize America Inc. "B"                      657       13,265
Compass Bancshares Inc.                        617       13,188
Gilead Sciences Inc.+                          404       13,130
Coca-Cola Enterprises Inc.                     738       13,122
Ocean Energy Inc.                              792       13,108
Allmerica Financial Corp.                      252       13,076
Stanley Works (The)                            396       13,048
Potomac Electric Power Co.*                    558       13,046
Dana Corp.                                     747       12,833
Pall Corp.                                     585       12,823
Brinker International Inc.+                    459       12,811
Ashland Inc.                                   333       12,787
Park Place Entertainment Corp.+              1,242       12,731


--------------------------------------------------------------------------------
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iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Simon Property Group Inc.                      495  $    12,672
Veritas Software Corp.+                        274       12,670
Stilwell Financial Inc.                        468       12,552
Boston Properties Inc.                         324       12,458
Litton Industries Inc.+                        153       12,290
Wisconsin Energy Corp.                         567       12,236
SCANA Corp.                                    450       12,218
Legg Mason Inc.                                290       12,209
Northeast Utilities                            702       12,201
DST Systems Inc.+                              252       12,144
Alliant Energy Corp.                           378       12,028
Mercantile Bankshares Corp.                    324       11,988
Maytag Corp.                                   369       11,900
Grainger (W.W.) Inc.                           351       11,881
Winn-Dixie Stores Inc.                         414       11,745
MDU Resources Group Inc.*                      328       11,716
PepsiAmericas Inc.                             748       11,669
BancWest Corporation                           486       11,664
Centex Corp.                                   279       11,620
PerkinElmer Inc.                               221       11,591
Watson Pharmaceuticals Inc.+                   220       11,572
Westvaco Corp.                                 477       11,558
Astoria Financial Corp.                        216       11,542
Bowater Inc.                                   243       11,518
Mead Corp.                                     459       11,516
Rite Aid Corp.+*                             1,719       11,500
MCN Energy Group Inc.                          445       11,481
Office Depot Inc.+                           1,305       11,419
Donnelley (R.R.) & Sons Co.                    432       11,327
Commerce Bancshares Inc.                       304       11,324
Energizer Holdings Inc.+                       450       11,250
Neuberger Berman Inc.                          180       11,198
Coors (Adolf) Company "B"                      171       11,190
Liz Claiborne Inc.                             236       11,104
Associated Bancorp                             333       11,072
Bard (C.R.) Inc.                               243       11,032
Newmont Mining Corp.                           684       11,026
Diamond Offshore Drilling Inc.*                279       10,979
Bergen Brunswig Corp. "A"                      657       10,906
Noble Affiliates Inc.                          261       10,892
Public Storage Inc.                            414       10,868
Staples Inc.+                                  727       10,814
Tektronix Inc.+                                396       10,807
Kimco Realty Corp.*                            250       10,750
International Flavors & Fragrances Inc.        486       10,721
Vornado Realty Trust                           297       10,642
Host Marriott Corp.                            909       10,617
Hasbro Inc.                                    819       10,565
Hibernia Corp. "A"                             756       10,561
Equitable Resources Inc.                       153       10,557
USA Networks Inc.+                             441       10,556
Golden State Bancorp Inc.                      378       10,539
Unisys Corp.+                                  747       10,458
Dynegy Inc. "A"                                205       10,457
Hillenbrand Industries Inc.                    216       10,431
Washington Post Company (The) "B"               18       10,404
Arrow Electronics Inc.+                        459       10,373
Global Marine Inc.+                            405       10,368
Questar Corp.                                  378       10,357
Bausch & Lomb Inc.                             225       10,273
Crescent Real Estate Equities Co.              450       10,215
National Fuel Gas Co.                          189       10,127
FirstMerit Corp.                               387       10,062
Sonoco Products Co.                            468       10,062
Nabors Industries Inc.+                        194       10,057
Health Net Inc.+                               486       10,016
NSTAR                                          261        9,996
Pepsi Bottling Group Inc.                      261        9,921
Pactiv Corp.+                                  819        9,918
T Rowe Price Group Inc.                        315        9,863
Wendy's International Inc.                     441        9,843
Noble Drilling Corp.+                          212        9,786
Dillards Inc. "A"                              441        9,676
ICN Pharmaceuticals Inc.                       378        9,613
Martin Marietta Materials Inc.                 225        9,608
Manpower Inc.                                  333        9,590
GATX Corporation                               225        9,553
Energy East Corp.                              549        9,525
Helmerich & Payne Inc.                         205        9,491
Sovereign Bancorp Inc.                       1,119        9,477
Conectiv Inc.                                  432        9,439
PMI Group Inc. (The)                           144        9,357
Cabot Corp.                                    297        9,355
Centura Banks Inc.                             189        9,346
iStar Financial Inc.                           405        9,343
IndyMac Bancorp Inc.+                          324        9,312
Avnet Inc.                                     454        9,307
EOG Resources Inc.                             225        9,277
Trigon Healthcare Inc.+                        180        9,270
Puget Energy, Inc.                             405        9,266


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 69
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Lear Corp.+                                    315  $     9,230
Visteon Corp.                                  612        9,204
Charter Communications Inc.+                   405        9,163
AutoNation Inc.+                             1,018        9,162
Beckman Coulter Inc.                           234        9,147
Diebold Inc.                                   333        9,144
First Virginia Banks Inc.                      209        9,064
ALLETE                                         351        9,063
Wilmington Trust Corp.                         153        9,039
National-Oilwell Inc.+                         261        9,038
CarrAmerica Realty Corp.                       315        8,987
Lennar Corp.                                   225        8,969
Protective Life Corp.                          292        8,956
Valero Energy Corp.                            252        8,946
Venator Group Inc.+                            648        8,942
L-3 Communications Holdings Inc.+*             113        8,921
Liberty Property Trust                         315        8,896
Temple-Inland Inc.                             200        8,850
Transatlantic Holdings Inc.                     86        8,816
Saks Inc.+                                     675        8,775
Erie Indemnity Co. "A"                         306        8,758
Archstone Communities Trust                    355        8,733
Allied Capital Corp.                           432        8,694
Prologis Trust                                 432        8,675
FMC Corp.+                                     117        8,616
Massey Energy Co.                              360        8,611
Rouse Co.                                      333        8,611
Viad Corp.                                     360        8,579
UAL Corp.                                      259        8,560
General Growth Properties Inc.                 243        8,493
OGE Energy Corp.                               369        8,483
Smithfield Foods Inc.+                         261        8,483
Grant Prideco Inc.+                            486        8,359
Ceridian Corp.+                                450        8,325
Smurfit-Stone Container Corp.+                 623        8,292
SUPERVALU Inc.                                 621        8,278
Quantum DLT & Storage Group+                   711        8,248
Chiron Corp.+*                                 187        8,205
Boise Cascade Corp.                            261        8,195
Genentech Inc.+                                162        8,181
MONY Group Inc.*                               246        8,167
True North Communications Inc.                 216        8,154
Snap-On Inc.                                   279        8,124
Tyson Foods Inc. "A"                           603        8,122
Deluxe Corp.                                   342        8,095
Fidelity National Financial Inc.               302        8,085
Fiserv Inc.+                                   180        8,052
NICOR Inc.                                     216        8,050
Humana Inc.+                                   765        8,017
AMB Property Corp.                             324        7,970
Flowers Industries Inc.                        477        7,880
DQE Inc.                                       270        7,870
Computer Sciences Corp.+                       243        7,861
Unitrin Inc.                                   216        7,857
Belo (A.H.) Corp.                              477        7,856
UnionBanCal Corporation                        270        7,844
Valley National Bancorp                        288        7,802
Brunswick Corp.                                396        7,773
Nordstrom Inc.                                 477        7,766
PeopleSoft Inc.+                               331        7,758
Bemis Co.                                      234        7,743
Precision Castparts Corp.                      234        7,734
Western Resources Inc.                         324        7,727
Manor Care Inc.+                               378        7,711
Tootsie Roll Industries Inc.                   167        7,701
Crown Castle International Corp.+*             518        7,673
Lubrizol Corp.                                 252        7,636
Autoliv Inc.                                   486        7,601
Affiliated Computer Services Inc. "A"+         117        7,593
Dentsply International Inc.                    207        7,555
Tidewater Inc.                                 166        7,503
Cummins Engine Company Inc.                    198        7,433
Ross Stores Inc.                               396        7,425
Fox Entertainment Group Inc. "A"+              378        7,409
Cullen/Frost Bankers Inc.                      216        7,398
Pioneer Natural Resources Co.+                 468        7,348
KB HOME                                        225        7,344
Kansas City Power & Light Co.                  297        7,306
Scripps (E.W.) Company                         126        7,304
City National Corp.                            189        7,259
Intuit Inc.+                                   261        7,243
Vectren Corporation                            338        7,233
Murphy Oil Corp.                               108        7,191
Hormel Foods Corp.                             369        7,188
Pacific Century Financial Corp.                378        7,182
Harris Corp.                                   288        7,128
Montana Power Co.                              504        7,106
Outback Steakhouse Inc.+                       279        7,103
Continental Airlines Inc. "B"+                 171        7,079
Dow Jones & Co. Inc.                           135        7,067


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PAGE 70                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Washington Federal Inc.                        287  $     7,049
Health Care Property Investors Inc.            207        7,021
Omnicare Inc.                                  324        6,950
Great Lakes Chemical Corp.                     225        6,916
Sky Financial Group Inc.                       405        6,910
IDACorp Inc.                                   180        6,878
Highwoods Properties Inc.                      279        6,877
Webster Financial Corp.                        234        6,859
Quintiles Transnational Corp.+                 360        6,795
First American Corp.                           261        6,786
Navistar International Corp.+                  297        6,772
CNF Transportation Inc.*                       234        6,760
Reynolds & Reynolds Co. "A"                    351        6,757
Franchise Finance Corporation of America       270        6,728
Payless Shoesource Inc.+                       108        6,723
Georgia-Pacific (Timber Group)*                234        6,716
U.S. Airways Group Inc.+                       189        6,700
Polo Ralph Lauren Corp.+                       243        6,683
Roslyn Bancorp Inc.                            297        6,683
Homestake Mining Company                     1,269        6,675
Peoples Energy Corp.                           171        6,647
Westwood One Inc.+                             288        6,630
Pride International Inc.+                      279        6,629
New Plan Excel Realty Trust                    414        6,624
Tiffany & Co.                                  243        6,622
Post Properties Inc.                           189        6,615
Ball Corp.                                     144        6,605
Arden Realty Inc.                              279        6,584
Informix Corp.+                              1,251        6,568
Crane Co.                                      252        6,565
Sybase Inc.+                                   423        6,557
Hercules Inc.                                  504        6,547
Hubbell Inc. "B"                               279        6,501
IBP Inc.                                       396        6,494
Suiza Foods Corp.+                             135        6,492
Compuware Corp.+                               663        6,464
StanCorp Financial Group Inc.                  153        6,441
Alberto-Culver Co.                             162        6,425
Hospitality Properties Trust                   243        6,415
Service Corp. International+                 1,350        6,413
Reckson Associates Realty Corp.                286        6,378
Cytec Industries Inc.+                         198        6,340
American Tower Corp.+*                         342        6,327
RGS Energy Group Inc.                          171        6,327
MGM Grand Inc.+*                               252        6,325
HCC Insurance Holdings Inc.                    238        6,295
Allegheny Technologies Inc.                    360        6,268
Jacobs Engineering Group Inc.+                 108        6,264
BRE Properties Inc. "A"                        216        6,262
United Dominion Realty Trust                   486        6,172
Owens-Illinois Inc.+                           723        6,146
Hudson United Bancorp                          268        6,084
Molex Inc.                                     171        6,033
Commercial Federal Corp.                       270        6,021
Heller Financial Inc. "A"                      171        6,011
Citizens Banking Corp.                         225        6,005
Capital One Financial Corp.                    108        5,994
Boston Scientific Corp.+                       297        5,993
Camden Property Trust                          180        5,985
Trustmark Corp.                                288        5,976
WGL Holdings Inc.                              216        5,972
Colonial BancGroup Inc.                        459        5,967
Pentair Inc.                                   234        5,962
Varco International Inc.+                      288        5,947
Bancorp South Inc.                             403        5,944
DaVita Inc.+                                   349        5,926
Neiman-Marcus Group Inc. "A"+                  180        5,868
Clayton Homes Inc.                             486        5,856
Mack-Cali Realty Corp.*                        216        5,832
Plum Creek Timber Co. Inc.                     241        5,832
Pulte Corp.                                    144        5,819
Invitrogen Corp.+                              106        5,814
Leucadia National Corp.                        180        5,791
Dean Foods Co.                                 171        5,790
Mandalay Resort Group Inc.+                    288        5,751
Pier 1 Imports Inc.                            441        5,733
AGL Resources Inc.                             261        5,719
Old National Bancorp                           272        5,712
First Industrial Realty Trust                  180        5,695
Cabletron Systems Inc.+                        441        5,689
USX-U.S. Steel Group Inc.                      387        5,685
Hawaiian Electric Industries Inc.              153        5,653
IMC Global Inc.                                459        5,646
Louisiana-Pacific Corp.                        585        5,622
Quest Diagnostics Inc.+                         63        5,599
Tech Data Corp.+                               189        5,576
Universal Health Services Inc. "B"+             63        5,563
Teleflex Inc.                                  135        5,528
ONEOK Inc.                                     135        5,520
Galileo International Inc.                     252        5,519


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 71
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Autodesk Inc.                                  180  $     5,501
D.R. Horton Inc.                               259        5,478
Sierra Pacific Resources Corp.                 369        5,461
Borders Group Inc.+                            324        5,453
Synopsys Inc.+                                 115        5,398
Weingarten Realty Investors                    126        5,330
Universal Corporation                          135        5,323
Lyondell Chemical Co.                          369        5,303
XO Communications Inc. "A"+*                   754        5,278
Pittston Brink's Group                         243        5,273
OM Group Inc.                                   99        5,272
Novell Inc.+                                 1,053        5,265
Raymond James Financial Inc.                   189        5,254
RPM Inc.                                       513        5,233
Rayonier Inc.                                  126        5,204
Hudson City Bancorp Inc.                       261        5,171
Pennzoil-Quaker State Co.                      369        5,166
FelCor Lodging Trust Inc.                      225        5,164
Millennium Chemicals Inc.                      315        5,157
Reebok International Ltd.+                     207        5,146
Chris-Craft Industries Inc.+                    81        5,123
Furniture Brands International Inc.+           216        5,119
Piedmont Natural Gas Co.                       144        5,112
La-Z-Boy Inc.                                  286        5,091
CBRL Group Inc.                                279        5,074
First Midwest Bancorp Inc.                     180        5,067
Radio One Inc.+                                288        5,058
Quorum Health Group Inc.+                      333        5,057
Mohawk Industries Inc.+                        180        5,054
Smith International Inc.+                       72        5,054
Markel Corp.+                                   27        5,049
Ryder System Inc.                              279        5,019
York International Corp.                       180        4,982
Entercom Communications Corp.+                 126        4,952
AptarGroup Inc.                                162        4,936
Sensient Technologies Corp.                    216        4,920
HRPT Properties Trust                          594        4,918
Cleco Corp.                                    108        4,909
Community First Bankshares Inc.                243        4,906
Thomas & Betts Corp.                           279        4,843
Florida East Coast Industries Inc.             144        4,838
Steris Corp.+                                  342        4,822
Fleming Companies Inc.                         189        4,810
Storage Technology Corp.+                      441        4,802
Public Service Company of New Mexico           162        4,700
Borg-Warner Automotive Inc.                    117        4,688
Harsco Corp.                                   189        4,632
Family Dollar Stores Inc.                      180        4,626
Coventry Health Care Inc.+                     279        4,621
Centerpoint Properties Corp.                    99        4,618
Mueller Industries Inc.+                       153        4,596
Atmos Energy Corp.                             193        4,593
Doral Financial Corp.                          153        4,590
Media General Inc. "A"                          99        4,564
Healthcare Realty Trust                        189        4,555
Six Flags Inc.+*                               234        4,528
Barnes & Noble Inc.+                           189        4,517
Alleghany Corp.+                                22        4,488
Gallagher (Arthur J.) & Co.                    162        4,487
Downey Financial Corp.                          99        4,485
Steelcase Inc.                                 369        4,465
Beverly Enterprises Inc.+                      558        4,464
F&M National Corp.                             117        4,458
Rowan Companies Inc.+                          162        4,455
Energen Corp.                                  126        4,448
Independence Community Bank Corp.              255        4,447
Lancaster Colony Corp.                         153        4,447
Sensormatic Electronics Corp.+                 234        4,446
Sodexho Marriott Services Inc.+                153        4,445
Nationwide Financial Services Inc.             117        4,444
National Service Industries Inc.               189        4,432
IKON Office Solutions Inc.                     774        4,412
Edwards Lifesciences Corp.+                    225        4,410
Storage USA Inc.                               135        4,398
Corn Products International Inc.               171        4,388
Fulton Financial Corp.                         216        4,387
Lafarge Corp.                                  144        4,369
ArvinMeritor Inc.                              315        4,325
Essex Property Trust Inc.                       90        4,324
Extended Stay America Inc.+                    288        4,320
Potlatch Corp.                                 135        4,313
Lamar Advertising Co.+                         117        4,300
WPS Resources Corp.                            126        4,300
Harte-Hanks Inc.                               189        4,275
Whitney Holding Corp.                          108        4,273
Staten Island Bancorp Inc.                     171        4,258
Longs Drug Stores Corp.                        144        4,257
Ethan Allen Interiors Inc.                     126        4,256
M.D.C. Holdings Inc.                           108        4,250
Philadelphia Suburban Corp.                    180        4,241


--------------------------------------------------------------------------------
PAGE 72                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Developers Diversified Realty Corp.            288  $     4,234
Alexander & Baldwin Inc.                       198        4,232
Federal Signal Corp.                           216        4,218
Prentiss Properties Trust                      171        4,215
Newport News Shipbuilding Inc.                  86        4,205
Global Industries Ltd.+                        288        4,194
Cabot Microelectronics Corp.+                   95        4,180
Tom Brown Inc.+                                126        4,158
CNA Financial Corp.+                           117        4,096
Mercury General Corp.                          126        4,095
Westamerica Bancorp                            108        4,077
AK Steel Holding Corp.                         405        4,070
Health Management Associates Inc. "A"+         261        4,059
Silicon Graphics Inc.+                       1,026        4,042
Flowserve Corp.+                               180        4,039
Comdisco Inc.                                  504        4,032
Earthgrains Company (The)                      189        4,016
Henry Schein Inc.+                             108        3,969
US Freightways Corp.                           126        3,969
Richmond County Financial Corp.                135        3,966
Calpine Corp.+                                  72        3,965
Avista Corp.                                   225        3,964
Kennametal Inc.                                144        3,960
Silicon Valley Group Inc.+                     144        3,960
Dun & Bradstreet Corp.+                        168        3,958
Covanta Energy Corporation+                    234        3,931
PolyOne Corp.                                  432        3,931
ALZA Corp.+                                     97        3,928
Invacare Corp.                                  99        3,912
Electronic Arts Inc.+                           72        3,906
Express Scripts Inc. "A"+                       45        3,901
UnitedGlobalCom Inc. "A"+*                     297        3,898
Kaydon Corp.                                   144        3,885
Wisconsin Central Transportation Corp.+        243        3,873
Imation Corp.+                                 171        3,836
Talbots Inc. (The)                              90        3,823
Carlisle Companies Inc.                        117        3,817
Toll Brothers Inc.+                             99        3,812
El Paso Electric Co.+                          261        3,811
New York Community Bancorp                     131        3,785
Commerce Bancorp Inc.                           63        3,780
Vishay Intertechnology Inc.+                   189        3,761
Commerce Group Inc.                            117        3,744
Omnicom Group Inc.                              45        3,730
American Financial Group Inc.                  153        3,687
Trinity Industries Inc.                        189        3,686
Cabot Industrial Trust                         189        3,667
Timken Co.                                     234        3,662
Seacor Smit Inc.+                               81        3,661
Berkley (W.R.) Corp.                            81        3,650
Chittenden Corp.                               117        3,650
Ingram Micro Inc. "A"+                         270        3,645
McClatchy Co. (The) "A"                         90        3,636
Nationwide Health Properties Inc.              216        3,605
Regency Centers Corp.                          144        3,600
CH Energy Group Inc.                            81        3,584
Alfa Corp.                                     189        3,579
Shurgard Storage Centers Inc. "A"              135        3,564
Foster Wheeler Corp.                           198        3,556
Journal Register Co.+                          216        3,545
Circuit City Stores Inc.                       333        3,530
Fisher Scientific International Inc.+           99        3,509
Horace Mann Educators Corp.                    198        3,505
Lincoln Electric Holding Inc.                  162        3,483
Tecumseh Products Co. "A"                       72        3,483
People's Bank                                  135        3,476
Cooper Tire & Rubber Co.                       306        3,473
Dole Food Co.                                  216        3,473
Minerals Technologies Inc.                      99        3,460
Iron Mountain Inc.+                             90        3,449
USG Corp.*                                     225        3,438
Adaptec Inc.+                                  396        3,434
Meristar Hospitality Corp.                     171        3,420
UIL Holdings Corporation                        72        3,420
Primedia Inc.+                                 541        3,408
Susquehanna Bancshares Inc.                    189        3,402
3Com Corp.+                                    594        3,397
Gables Residential Trust                       117        3,394
Wausau-Mosinee Paper Corp.                     261        3,393
United Bancshares Inc.                         153        3,385
Kilroy Realty Corp.                            126        3,378
Worthington Industries Inc.                    363        3,376
Jeffries Group Inc.                            117        3,375
Alliant Techsystems Inc.+                       38        3,365
Macerich Co. (The)                             153        3,358
WebMD Corp.+                                   603        3,354
Western Digital Corp.+                         702        3,342
Realty Income Corp.                            126        3,339
International Speedway Corp. "A"                90        3,336
New Jersey Resources Corp.                      81        3,333


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 73
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Ohio Casualty Corp.                            351  $     3,302
USEC Inc.                                      383        3,294
Black Hills Corp.                               72        3,291
St. Joe Company (The)                          144        3,285
NRG Energy Inc.+                                90        3,276
Dial Corp.                                     261        3,262
Solectron Corp.+*                              171        3,251
American Greetings Corp. "A"                   306        3,244
Brandywine Realty Trust                        162        3,224
Tupperware Corp.                               135        3,221
Constellation Brands Inc.+                      45        3,203
Bob Evans Farms Inc.                           180        3,195
Labranche & Co. Inc.+                           99        3,184
PanAmSat Corp.+                                 81        3,174
Cablevision Systems Corporation -
  Rainbow Media Group+                         122        3,159
Longview Fibre Co.                             243        3,159
National Data Corp.                            135        3,152
Covance Inc.+                                  243        3,123
Reinsurance Group of America Inc.               81        3,122
Olin Corp.                                     153        3,120
CBL & Associates Properties Inc.               117        3,112
Superior Industries International Inc.          90        3,111
HON Industries Inc.                            135        3,101
American National Insurance Co.                 45        3,097
Milacron Inc.                                  171        3,097
UGI Corp.                                      126        3,086
Idex Corp.                                     106        3,072
Smucker (J.M) Company (The)                    117        3,065
LNR Property Corp.                             108        3,062
Granite Construction Inc.                       90        3,058
Starbucks Corp.+*                               72        3,056
Chelsea Property Group Inc.                     72        3,038
Provident Financial Group Inc.                 108        3,038
Southern Union Co.+                            144        3,024
UniSource Energy Corp.                         144        3,024
Otter Tail Power Co.                           106        3,021
Meditrust Corp.+                               738        3,011
Alaska Air Group Inc.+                         117        3,007
US Oncology Inc.+                              370        3,006
Southwest Gas Corp.                            144        3,002
Swift Transportation Co. Inc.+                 162        2,997
Federal Realty Investment Trust                153        2,993
First Commonwealth Financial Corp.             261        2,988
Security Capital Group "B"+                    144        2,988
Arch Coal Inc.                                  99        2,968
Solutia Inc.                                   243        2,965
MAF Bancorp Inc.                               108        2,957
South Financial Group Inc. (The)               207        2,950
Wellman Inc.                                   153        2,945
Data Broadcasting Corp.                        387        2,939
Stewart & Stevenson Services Inc.              135        2,936
NVR Inc.+                                       18        2,934
PS Business Parks Inc.                         108        2,932
Selective Insurance Group Inc.                 126        2,928
Wallace Computer Services Inc.                 180        2,925
Cooper Cameron Corp.+                           54        2,916
Apogent Technologies Inc.+                     144        2,915
Republic Bancorp Inc.                          236        2,906
Western Gas Resources Inc.                      90        2,903
Colonial Properties Trust                      108        2,900
Footstar Inc.+                                  72        2,891
Wolverine World Wide Inc.                      198        2,887
American Financial Holdings Inc.               135        2,886
Bisys Group Inc.+                               54        2,886
Donaldson Co. Inc.                             108        2,883
Marine Drilling Co. Inc.+                      108        2,878
Texas Industries Inc.                           99        2,874
Zale Corp.+                                     99        2,871
Summit Properties Inc.                         117        2,867
Florida Rock Industries Inc.                    72        2,841
SPS Technologies Inc.+                          63        2,839
Banta Corp.                                    117        2,837
Catellus Development Corp.+                    180        2,835
Weis Markets Inc.                               81        2,831
Meredith Corp.                                  81        2,828
Home Properties of NY Inc.                      99        2,821
Health Care REIT Inc.                          135        2,808
Northwest Natural Gas Co.                      117        2,808
Sylvan Learning Systems Inc.+                  135        2,784
BHC Communications Inc. "A"+                    23        2,783
Modine Manufacturing Co.                       108        2,781
First Citizens Bancshares Inc. "A"              27        2,767
Harman International Industries Inc.           108        2,764
Briggs & Stratton Corp.                         72        2,763
Interstate Bakeries Corp.                      180        2,750
Overseas Shipholding Group Inc.                100        2,749
UMB Financial Corp.                             72        2,736
Washington Real Estate Investment Trust        117        2,731
Capitol Federal Financial                      171        2,725


--------------------------------------------------------------------------------
PAGE 74                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Chateau Communities Inc.                        90  $     2,722
Sl Green Realty Corp.                           99        2,718
Consolidated Stores Corp.+                     270        2,713
S&T Bancorp Inc.                               117        2,707
CLARCOR Inc.                                   117        2,703
Springs Industries Inc. "A"                     63        2,696
AGCO Corp.                                     279        2,678
Sun Communities Inc.                            81        2,673
Charming Shoppes Inc.+                         513        2,661
Fuller (H. B.) Co.                              63        2,654
NorthWestern Corp.                             108        2,646
AnnTaylor Stores Corp.+                         99        2,628
Albemarle Corp.                                117        2,627
Liberty Financial Companies Inc.                63        2,621
Provident Bankshares Corp.                     117        2,618
Ryland Group Inc.                               63        2,615
UCAR International Inc.+                       225        2,610
F.N.B. Corp.                                   108        2,592
At Home Corp. "A"+                             576        2,580
Perrigo Co.+                                   261        2,577
Hollinger International Inc.                   180        2,576
Xtra Corp.+                                     54        2,576
Dallas Semiconductor Corp.                      99        2,575
JLG Industries Inc.                            198        2,574
Anchor Gaming+                                  42        2,572
BJ Services Co.+                                36        2,563
International Rectifier Corp.+*                 63        2,551
C-Cube Microsystems Inc.+                      207        2,549
Stewart Enterprises Inc. "A"                   513        2,549
AMCORE Financial Inc.                          126        2,544
Southwest Bancorp of Texas Inc.+                81        2,541
Affiliated Managers Group Inc.+                 54        2,538
ABM Industries Inc.                             81        2,531
Owens & Minor Inc.                             153        2,529
Carpenter Technology Corp.                      90        2,524
Emmis Communications Corp.+                     99        2,506
Del Webb Corp.+                                 81        2,503
Pulitzer Inc.                                   45        2,493
LandAmerica Financial Group Inc.                70        2,491
Houghton Mifflin Co.                            54        2,485
Toro Co.                                        54        2,484
Standard-Pacific Corp.                         117        2,469
CH Robinson Worldwide Inc.                      90        2,464
Baldor Electric Co.                            117        2,463
SCI Systems Inc.+                              135        2,457
Offshore Logistics Inc.+                        99        2,456
Forest City Enterprises Inc. "A"                54        2,449
Liberty Corp.                                   72        2,447
Crown Cork & Seal Co. Inc.                     603        2,442
Electronics For Imaging Inc.+                   99        2,438
Agribrands International Inc.+                  45        2,429
Structural Dynamics Research Corp.+            171        2,429
Kellwood Co.                                   117        2,428
Texas Regional Bancshares "A"                   70        2,424
Nautica Enterprises Inc.+                      135        2,422
Ralcorp Holdings Inc.+                         135        2,417
EarthLink Inc.+                                199        2,413
Dollar Thrifty Automotive Group Inc.+          117        2,410
Hearst-Argyle Television Inc.+                 117        2,410
International Bancshares Corp.                  63        2,410
THQ Inc.+                                       63        2,394
Forest Oil Corp.+                               80        2,392
Insight Communications Co. Inc.+                90        2,385
First Charter Corp.                            153        2,381
Vintage Petroleum Inc.                         117        2,381
Airborne Inc.                                  234        2,380
Ferro Corp.                                    117        2,379
Nu Skin Enterprises Inc. "A"                   279        2,372
Parametric Technology Corp.+                   261        2,365
Paxar Corp.+                                   189        2,363
Parker Drilling Co.+                           369        2,362
21st Century Insurance Group                   153        2,358
Harland (John H.) Co.                          126        2,356
Russell Corp.                                  126        2,356
Glenborough Realty Trust Inc.                  135        2,349
Nextel Partners Inc. "A"+                      171        2,349
Avaya Inc.+                                    180        2,340
Interlogix Inc.+                                90        2,340
Nordson Corp.                                   90        2,340
O'Reilly Automotive Inc.+                      117        2,333
Prime Hospitality Corp.+                       216        2,333
RSA Security Inc.+                              95        2,333
Werner Enterprises Inc.                        135        2,312
Cell Genesys Inc.+                             162        2,308
General Communication Inc. "A"+                256        2,304
Sepracor Inc.+                                  72        2,304
Fairfield Communities Inc.+                    144        2,300
CORUS Bankshares Inc.                           45        2,295
American Capital Strategies Ltd.                90        2,289
United States Cellular Corp.+                   36        2,286


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 75
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Cross Timbers Oil Co.                           92  $     2,277
Intergraph Corp.+                              235        2,277
FirstFed Financial Corp.+                       81        2,268
McDATA Corporation "A"+                        120        2,265
OfficeMax Inc.+                                594        2,228
Sybron Dental Specialties Inc.+                106        2,226
Andrew Corp.+                                  153        2,199
Westfield America Inc.                         135        2,191
Terex Corp.+                                   126        2,186
Anixter International Inc.+                     90        2,169
Belden Inc.                                    108        2,165
Applera Corp. - Celera Genomics Group+*         70        2,159
Gaylord Entertainment Co. "A"+                  81        2,155
Lennox International Inc.                      209        2,153
Casey's General Store Inc.                     180        2,149
Tower Automotive Inc.+                         199        2,135
Delphi Financial Group Inc. "A"                 72        2,131
First Financial Bancorp                        142        2,126
Cephalon Inc.+*                                 44        2,115
Reliance Steel & Aluminum Co.                   90        2,111
Ionics Inc.+                                    81        2,106
Laclede Gas Co.                                 90        2,097
Bowne & Co. Inc.                               189        2,088
East West Bancorp Inc.                         108        2,079
Pegasus Communications Corp.+                   90        2,070
Valspar Corp.                                   72        2,066
Kansas City Southern Industries Inc.+          145        2,059
Kimball International Inc. "B"                 153        2,056
Triumph Group Inc.+                             54        2,052
Alexandria Real Estate Equities Inc.            54        2,038
Pan Pacific Retail Properties Inc.              92        2,038
AmeriPath Inc.+                                 99        2,036
Northwest Airlines Corp. "A"+                   90        2,036
Dollar General Corp.                            99        2,024
American Italian Pasta Co. "A"+                 63        2,016
PacifiCare Health Systems Inc. "A"+             81        2,015
Mid Atlantic Medical Services Inc.+             99        2,010
Shaw Group Inc.+                                43        2,009
Yellow Corporation+                            117        2,004
Cornerstone Realty Income Trust                189        2,000
Hanover Compressor Co.+                         63        1,997
Ruddick Corp.                                  144        1,973
Cable Design Technologies Corp.+               146        1,956
Crestline Capital Corp.+                        72        1,955
Hancock Holding Co.                             45        1,955
Taubman Centers Inc.                           162        1,952
E*trade Group Inc.+                            279        1,947
Scholastic Corp.+                               54        1,947
Cabot Oil & Gas Corp. "A"                       72        1,944
Landry's Seafood Restaurants Inc.              171        1,941
Oceaneering International Inc.+                 90        1,935
AO Smith Corp. "B"                              99        1,933
Respironics Inc.+                               63        1,922
ChemFirst Inc.                                  72        1,919
Arch Chemicals Inc.                             90        1,917
Oshkosh Truck Corp.                             54        1,917
Unifi Inc.+                                    270        1,914
GenCorp. Inc.                                  180        1,912
Kelly Services Inc. "A"                         81        1,910
Tesoro Petroleum Corp.+                        153        1,905
First Sentinel Bancorp Inc.                    171        1,902
Cirrus Logic Inc.+                             127        1,897
Madison Gas & Electric Co.                      81        1,893
Arnold Industries Inc.                          99        1,887
Borland Software Corp+                         270        1,882
Michael Foods Inc.                              63        1,882
Diagnostic Products Corp.                       36        1,877
Pioneer-Standard Electronics Inc.              153        1,874
Input/Output Inc.+                             198        1,851
Woodward Governor Co.                           36        1,850
DDi Corp.+                                     109        1,839
Equity Inns Inc.                               234        1,832
JDN Realty Corp.                               162        1,832
ChoicePoint Inc.+                               54        1,825
Mid-America Apartment Communities Inc.          81        1,821
Crompton Corp.                                 162        1,814
Innkeepers USA Trust                           162        1,814
IHOP Corp.+                                     90        1,800
Carter-Wallace Inc.                             72        1,794
G&K Services Inc. "A"                           90        1,794
Triad Guaranty Inc.+                            54        1,792
CNET Networks Inc.+                            160        1,790
Triad Hospitals Inc.+                           63        1,780
Greif Brothers Corp. "A"                        63        1,772
KLA-Tencor Corp.+                               45        1,772
PSS World Medical Inc.+                        396        1,770
Kaman Corp. "A"                                108        1,769
Glimcher Realty Trust                          117        1,768
Koger Equity Inc.                              126        1,764
Esterline Technologies Corp.+                   81        1,762


--------------------------------------------------------------------------------
PAGE 76                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
General Cable Corp.                            162  $     1,758
Cypress Semiconductor Corp.+                    99        1,755
Salem Communications Corp. "A"+                108        1,755
Pep Boys-Manny Moe & Jack Inc.                 288        1,754
UCBH Holdings Inc.                              36        1,753
Century South Banks Inc.                        54        1,745
Allen Telecom Inc.+                            135        1,741
Pure Resources Inc.+                            90        1,737
U.S. Industries Inc.                           297        1,734
Harbor Florida Bancshares Inc.                 108        1,728
Harleysville National Corp.                     46        1,725
Schulman (A.) Inc.                             144        1,719
GTECH Holdings Corp.+                           63        1,717
Steel Dynamics Inc.+                           153        1,702
NUI Corp.                                       63        1,701
Arrow International Inc.                        45        1,699
Commercial Net Lease Realty Inc.               144        1,699
Modis Professional Services Inc.+              369        1,697
Brown Shoe Company Inc.                         90        1,696
Eastgroup Properties Inc.                       72        1,696
eFunds Corp.+                                   88        1,694
RFS Hotel Investors Inc.                       117        1,694
Integra Bank Corp.                              81        1,691
Bedford Property Investors Inc.                 90        1,688
Dress Barn Inc.+                                72        1,687
IRT Property Co.                               183        1,684
Calgon Carbon Corp.                            225        1,683
NACCO Industries Inc.                           27        1,681
Seitel Inc.+                                    90        1,674
Quiksilver Inc.+                                63        1,673
Chesapeake Corp.                                72        1,667
Guilford Pharmaceuticals Inc.+                  90        1,665
ADVO Inc.+                                      45        1,660
Collins & Aikman Corp.+                        378        1,656
Bethlehem Steel Corp.+                         684        1,655
Sotheby's Holdings Inc. "A"+                    90        1,653
Wyndham International Inc. "A"+                774        1,649
Regal-Beloit Corp.                              99        1,648
Mid-State Bancshares                           108        1,647
Advanta Corp. "A"                              104        1,644
WesBanco Inc.                                   90        1,643
American West Holdings Corp. "B"+              171        1,642
Presidential Life Corp.                         99        1,634
Airgas Inc.+                                   207        1,631
Seacoast Financial Services Corp.              117        1,631
Ryan's Family Steak Houses Inc.+               153        1,626
Applied Industrial Technologies Inc.            99        1,624
Trico Marine Services Inc.+                    108        1,620
WMS Industries Inc.+                            90        1,620
Blockbuster Inc.                               108        1,619
Jones Lang LaSalle Inc.+                       126        1,619
United Rentals Inc.+                            99        1,617
Southern Peru Copper Corp.                     117        1,615
Robert Mondavi Corp. (The) "A"+                 36        1,613
Interface Inc. "A"                             234        1,609
AAR Corp.                                      126        1,608
AMLI Residential Properties Trust               72        1,606
Glatfelter (P.H.) Co.                          126        1,605
Callaway Golf Co.                               72        1,599
Burlington Coat Factory Warehouse Corp.         81        1,596
W Holding Co. Inc.                             135        1,595
South Jersey Industries                         54        1,593
Heartland Express Inc.+                         63        1,591
Capital Automotive REIT                         99        1,584
Commercial Metals Co.                           63        1,581
Hughes Supply Inc.                             108        1,579
Celgene Corp.+                                  63        1,575
Sterling Bancshares Inc.                        90        1,575
Walter Industries Inc.                         183        1,574
Encompass Service Corp.+                       320        1,568
Boca Resorts Inc. "A"+                         135        1,566
Chemed Corp.                                    45        1,564
National Golf Properties Inc.                   63        1,560
International Multifoods Corp.                  81        1,559
AVX Corp.                                       90        1,553
Promistar Financial Corp.                       81        1,549
California Water Service Group                  54        1,544
Checkpoint Systems Inc.+                       163        1,540
Barnes Group Inc.                               81        1,539
Del Monte Foods Co.+                           189        1,538
EGL Inc.+                                       63        1,536
Tucker Anthony Sutro Corporation                81        1,535
Wesco Financial Corp.                            5        1,535
Aztar Corp.+                                   144        1,528
United Stationers Inc.+                         63        1,528
Iomega Corp.+                                  414        1,524
Lone Star Steakhouse & Saloon Inc.             164        1,522
NCI Building Systems Inc.+                      90        1,521
Empire District Electric Co. (The)              81        1,514
Fedders Corp.                                  270        1,512


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 77
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Petsmart Inc.+                                 378  $     1,512
Brush Engineered Materials                      81        1,511
Charter Municipal Mortgage Acceptance Corp.     99        1,508
Frontier Financial Corp.                        63        1,508
Spherion Corporation+                          216        1,499
Anchor BanCorp Wisconsin Inc.                  108        1,498
First Financial Bankshares Inc.                 45        1,496
Phillips-Van Heusen Corporation                 99        1,493
Albany International Corp. "A"+                 81        1,490
American States Water Co.                       45        1,490
Marcus Corp.                                   108        1,490
Thomas Industries Inc.                          72        1,490
Haemonetics Corp.+                              45        1,489
Genlyte Group Inc. (The)+                       54        1,488
CB Richard Ellis Services Inc.+                 99        1,487
Airtran Holdings Inc.+                         189        1,482
Hutchinson Technology Inc.+*                    99        1,479
Dime Community Bancshares                       54        1,471
RLI Corp.                                       36        1,470
Park Electrochemical Corp.                      65        1,469
Fleetwood Enterprises Inc.                     162        1,466
Crawford & Co. "B"                             108        1,453
Ocwen Financial Corp.+                         171        1,452
Getty Images Inc.+                              90        1,451
Regis Corp.                                     99        1,448
Bandag Inc.                                     54        1,446
PFF Bancorp Inc.                                63        1,445
Avid Technology Inc.+                          108        1,444
Patina Oil & Gas Corp.                          54        1,442
MSC Industrial Direct Co. Inc. "A"+             90        1,441
First Financial Corp.                           36        1,440
Kirby Corp.+                                    72        1,440
Sinclair Broadcast Group "A"+                  198        1,436
Southwestern Energy Company                    145        1,436
Midcoast Energy Resources Inc.                  54        1,431
Riggs National Corp.                            90        1,429
Chemical Financial Corp.                        63        1,417
PMA Capital Corp. "A"                           81        1,407
First BanCorp.                                  54        1,399
Harleysville Group Inc.                         63        1,398
Gold Bancorp Inc.                              198        1,392
Trammell Crow Co.+                             117        1,392
Metro-Goldwyn-Mayer Inc.+                       81        1,388
Roadway Express Inc.                            63        1,386
EMCOR Group Inc.+                               45        1,378
M.S. Carriers Inc.+                             45        1,378
Churchill Downs Inc.                            45        1,375
Sandy Spring Bancorp Inc.                       45        1,375
Great Lakes REIT Inc.                           81        1,371
TeleCorp PCS Inc.+                              91        1,371
Lee Enterprises Inc.                            45        1,370
1-800-FLOWERS.com Inc.+                        171        1,368
Palm Harbor Homes Inc.+                         90        1,367
NL Industries Inc.                              81        1,361
International Game Technology Inc.+             27        1,359
Trust Company of New Jersey (The)               81        1,357
Handleman Co.+                                 136        1,356
Watts Industries Inc. "A"                       81        1,353
Southwest Securities Group Inc.*                72        1,345
Libbey Inc.                                     45        1,344
Parexel International Corp.+                   108        1,343
UICI+                                          153        1,343
Fremont General Corp.                          342        1,327
BOK Financial Corp.+                            54        1,326
Sovran Self Storage Inc.                        54        1,323
Lance Inc.                                     117        1,316
Cathay Bancorp Inc.                             27        1,313
Pegasus Solutions Inc.+                        147        1,309
Aaron Rents Inc. "B"                            81        1,304
Curtiss Wright Corp.                            27        1,303
Bio-Rad Laboratories Inc. "A"+                  36        1,296
Krispy Kreme Doughnuts Inc.+*                   36        1,296
Monaco Coach Corp.+                             72        1,293
Parkway Properties Inc.                         45        1,292
Quanex Corp.                                    72        1,292
Kansas City Life Insurance Co.                  36        1,287
Keane Inc.+                                     99        1,287
Argonaut Group Inc.                             81        1,286
Moog Inc. "A"+                                  36        1,278
Edison Schools Inc.+                            63        1,276
Nuevo Energy Co.+                               72        1,276
Schweitzer-Mauduit International Inc.           72        1,271
Silicon Valley Bancshares+                      54        1,269
Hunt (J.B.) Transport Services Inc.+            81        1,266
Steak n Shake Company (The)+                   147        1,264
TD Waterhouse Group Inc.+                      117        1,264
Network Associates Inc.+                       153        1,262
First Financial Holdings Inc.                   63        1,260
Vail Resorts Inc.+                              63        1,260
Student Loan Corp.                              18        1,258


--------------------------------------------------------------------------------
PAGE 78                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Wabtec Corporation                              99  $     1,257
Newfield Exploration Co.+                       36        1,256
OceanFirst Financial Corp.                      54        1,256
Georgia Gulf Corp.                              72        1,254
Cumulus Media Inc."A"+                         216        1,249
RCN Corp.+                                     207        1,248
First Merchants Corp.                           54        1,245
Standex International Corp.                     54        1,239
Readers Digest Association Inc. (The) "A"       45        1,237
Gardner Denver Inc.+                            63        1,235
Cerner Corp.+                                   36        1,233
Arctic Cat Inc.                                 90        1,232
Mediacom Communications Corp.+                  63        1,232
Nortek Inc.+                                    45        1,231
Omega Financial Corp.                           45        1,226
Pacific Northwest Bancorp                       63        1,221
Comstock Resources Inc.+                       108        1,215
Stride Rite Corp.                              162        1,215
Analogic Corp.                                  27        1,213
RTI International Metals Inc.+                  90        1,211
F&M Bancorp                                     45        1,209
Mesa Air Group Inc.+                           144        1,206
Quanta Services Inc.+                           54        1,205
Capstead Mortgage Corp.                         90        1,204
NBT Bancorp Inc.                                72        1,202
Sealed Air Corp.+*                              36        1,200
URS Corp.+                                      63        1,197
Midway Games Inc.+                             162        1,183
First Indiana Corp.                             45        1,181
Williams-Sonoma Inc.+                           45        1,181
Integrated Electrical Services Inc.+           207        1,180
Penton Media Inc.                               81        1,179
Griffon Corporation+                           148        1,169
New England Business Service Inc.               63        1,166
Men's Wearhouse Inc. (The)+                     54        1,165
Baldwin & Lyons Inc. "B"                        54        1,164
Stein Mart Inc.+                               106        1,159
Casual Male Corp.+                             109        1,158
7-Eleven Inc.+                                 117        1,158
Genrad Inc.+                                   144        1,152
Shopko Stores Inc.+                            144        1,152
Mine Safety Appliances Co.                      45        1,150
Semco Energy Inc.                               81        1,150
Bank of Granite Corp.                           54        1,144
Irwin Financial Corp.                           54        1,141
Tennant Co.                                     27        1,141
Mail-Well Inc.+                                234        1,140
Navigant Consulting Co.+                       171        1,139
Pharmaceutical Product Development Inc.+        27        1,137
Russ Berrie & Co. Inc.                          45        1,135
Arkansas Best Corp.+                            72        1,134
Pennsylvania Real Estate Investment Trust       54        1,134
ESCO Technologies Inc.+                         45        1,123
Boyd Gaming Corp.+                             333        1,122
Cambrex Corp.                                   27        1,122
S1 Corp.+*                                     154        1,117
Claire's Stores Inc.                            63        1,115
Winnebago Industries Inc.                       63        1,115
Haverty Furniture Companies Inc.                81        1,110
Trans World Entertainment Corp.+               126        1,110
Ultratech Stepper Inc.+                         45        1,108
Medical Assurance Inc.+                         90        1,107
Patterson Dental Co.+                           36        1,107
Kaiser Aluminum Corp.+                         288        1,100
Cascade Natural Gas Corp.                       54        1,099
FBL Financial Group Inc. "A"                    70        1,092
Ryerson Tull Inc.                              108        1,085
Alabama National Bancorp                        36        1,080
Myers Industries Inc.                           80        1,080
Res-Care Inc.+*                                216        1,080
CNA Surety Corp.                                81        1,076
Central Garden & Pet Co.+                      126        1,071
Packaging Corporation of America+               81        1,069
Sunrise Assisted Living Inc.+*                  54        1,063
Zenith National Insurance Corp.                 45        1,062
Sturm Ruger & Co. Inc.                         108        1,061
Ruby Tuesday Inc.                               54        1,059
Sequa Corp. "A"+                                27        1,053
West Pharmaceutical Services Inc.               45        1,051
JP Realty Inc.                                  54        1,049
Spectrasite Holdings Inc.+                     243        1,048
Lexington Corp. Properties Trust                81        1,045
Quantum Corp. - Hard Disk Drive+                99        1,045
Dobson Communications Corp. "A"+                63        1,043
Metromedia International Group Inc.+           333        1,042
CPB Inc.                                        36        1,037
Area Bancshares Corp.                           65        1,036
Conmed Corp.+                                   54        1,036
Burnham Pacific Properties Inc.                216        1,035
EEX Corp.+                                     279        1,030


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 79
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Columbia Laboratories Inc.+                    171  $     1,029
Fred's Inc.                                     45        1,029
JDA Software Group Inc.+                        90        1,029
1st Source Corp.                                55        1,028
Standard Register Co.                           63        1,027
Take-Two Interactive Software Inc.+             72        1,027
American Industrial Properties                  81        1,026
Entertainment Properties Trust*                 72        1,025
Wabash National Corp.                          100        1,025
Champion Enterprises Inc.+                     198        1,020
Magnetek Inc.+                                 108        1,018
McLeodUSA Inc. "A"+                            117        1,013
Caraustar Industries Inc.                      126        1,012
Centex Construction Products Inc.               36        1,012
McMoRan Exploration Co.+                        72        1,012
First Federal Capital Corp.                     72        1,008
Oneida Ltd.                                     63        1,005
Electro Rent Corp.+                             72          999
Midwest Express Holdings Inc.+                  63          996
Aurora Foods Inc.+                             144          994
Estee Lauder Companies Inc. "A"*                27          983
Lattice Semiconductor Corp.+                    54          982
Bay View Capital Corp.                         205          972
CACI International Inc. "A"+                    36          972
Cleveland-Cliffs Inc.                           54          972
Manufactured Home Communities Inc.              36          972
School Specialty Inc.+                          45          970
Vector Group Ltd.                               46          966
Applebee's International Inc.                   27          964
Playboy Enterprises Inc. "B"+                   90          959
AMERCO+                                         45          956
Insignia Financial Group Inc.+                  81          956
Cato Corp. "A"                                  63          949
Standard Microsystems Corp.+                    63          949
Farmers Capital Bank Corp.                      27          945
Performance Food Group Co.+                     18          945
Crossmann Communities Inc.+                     36          938
Intermedia Communications Inc.+                 54          938
Watsco Inc.                                     81          938
AMCOL International Corp.                      234          936
Advanced Digital Information Corp.+             54          935
Mississippi Valley Bancshares Inc.              27          932
Buckeye Technologies Inc.+                      81          931
Robbins & Myers Inc.                            36          922
NCO Group Inc.+*                                36          920
Andover Bancorp Inc.                            27          915
KEMET Corp.+                                    54          915
SCPIE Holdings Inc.                             45          914
Deltic Timber Corp.                             45          911
Brady Corp. "A"                                 27          910
Expeditors International Washington Inc.        18          908
NS Group Inc.+                                  81          903
United National Bancorp                         45          900
Boykin Lodging Co.                              81          899
Omnova Solutions Inc.                          135          896
Owens Corning*                                 280          896
Hexcel Corp.+                                   90          895
Unit Corp.+                                     54          894
Pope & Talbot Inc.                              72          893
Northwest Bancorp Inc.                          90          889
First Consulting Group Inc.+                    90          883
Financial Federal Corp.+                        36          882
PICO Holdings Inc.+                             63          882
Key3Media Group Inc.+                           74          881
Oratec Interventions Inc.+                     109          879
Cash American Investments Inc.                 144          878
LaSalle Hotel Properties                        54          874
Vital Sign Inc.                                 27          867
BankAtlantic Bancorp Inc. "A"                  135          864
Casual Male Corp.                               54          864
Veritas DGC Inc.+                               27          863
CoStar Group Inc.+                              45          861
kForce.com Inc.+                               162          861
Wilsons The Leather Experts Inc.+               45          858
BSB Bancorp Inc.                                45          847
Federal-Mogul Corp.                            288          844
Bel Fuse Inc. "B"                               36          839
National Health Investors Inc.                  72          837
Brookline Bancorp Inc.                          63          835
NOVA Corporation+                               45          830
MidAmerica Bancorp                              36          828
Playtex Products Inc.+                          90          827
Rent-A-Center Inc.+                             18          827
Saul Centers Inc.                               45          824
State Auto Financial Corp.                      54          820
Spiegel Inc. "A"                               117          819
Universal Forest Products Inc.                  54          817
Polaris Industries Partners LP "A"              18          814
Michaels Stores Inc.+                           27          808
Unova Inc.+                                    270          807


--------------------------------------------------------------------------------
PAGE 80                                                                  iSHARES
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Luby's Inc.                                    106  $       806
Ocular Sciences Inc.+                           45          802
Sauer Inc.                                      90          802
CEC Entertainment Inc.+                         18          798
National Western Life Insurance
  Company "A"+                                   9          797
Global Payments Inc.+                           43          795
WFS Financial Inc.+                             45          793
Tredegar Corporation                            45          792
McGrath Rentcorp                                36          788
Interpool Inc.                                  54          786
Woodhead Industries Inc.                        45          785
CUNO Inc.+                                      27          783
Donnelley (R.H.) Corp.+                         27          783
Thor Industries Inc.                            36          783
WestCorp Inc.                                   45          783
ePresence Inc.+                                171          780
United Community Financial Corp.               117          775
GBC Bancorp                                     27          769
Gerber Scientific Inc.                         115          767
Credit Acceptance Corp.+                       144          765
Stewart Information Services Corp.+             45          756
O'Charley's Inc.+                               36          754
Infogrames Inc.+                               136          748
UTStarcom Inc.+                                 45          748
City Bank                                       36          747
Philadelphia Consolidated Holding Co.+          27          746
NextCard Inc.+                                  72          743
R&G Financial Corp. "B"                         45          743
Great Atlantic & Pacific Tea Co.                81          741
Exide Corp.                                     90          738
Actuant Corp.                                   45          731
Smart & Final Inc.+                             72          724
Oriental Financial Group Inc.                   54          721
Praecis Pharmaceuticals Inc.+                   36          718
SJW Corp.                                        9          718
Belco Oil & Gas Corp.+                          81          713
BancFirst Corp.                                 18          709
Thermo Fibertek Inc.+                          171          708
ANC Rental Corp.+                              234          702
CDI Corp.+                                      54          702
American Power Conversion Corp.+                54          696
Penn Engineering & Manufacturing Corp.          18          696
DVI Inc.+                                       45          694
Stone Energy Corp.+                             14          690
Theragenics Corp.+                             108          690
Hispanic Broadcasting Corp.+                    36          688
Bacou USA Inc.+                                 27          686
Scotts Co. (The) "A"+                           18          685
Santander Bancorp                               36          684
Evergreen Resources Inc.+                       18          681
Group 1 Automotive Inc.+                        54          678
Buckle Inc. (The)+                              36          675
Cousins Properties Inc.                         27          675
Penn Virginia Corp.                             18          671
Transmontaigne Inc.+                           189          671
Manitowoc Co. Inc.                              27          670
Lawson Products Inc.                            27          668
Triarc Companies Inc.+                          27          664
RPC Inc.                                        54          663
American Management Systems Inc.+               36          659
Datascope Corp.                                 18          651
Delta & Pine Land Co.                           27          651
National Penn Bancshares Inc.                   27          650
Stepan Co.                                      27          650
Great American Financial Resources Inc.         36          648
Kent Electronics Corp.+                         36          648
Volt Information Sciences Inc.+                 36          648
ADE Corp.+                                      45          636
Stanford Microdevices Inc.+                    100          634
OTG Software Inc.+                             100          633
Tenneco Automotive Inc.                        225          630
Universal Compression Holdings Inc.+            18          630
Prime Group Realty Trust                        45          628
MEMC Electronics Materials Inc.+                90          626
Gentex Corp.+                                   27          624
Commonwealth Telephone Enterprises Inc.+        18          621
Rightchoice Managed Care Inc.+                  18          611
Senior Housing Properties Trust                 54          609
First Niagara Financial Group Inc.              54          604
Mesaba Holdings Inc.+                           54          601
CommScope Inc.+                                 36          600
PEC Solutions Inc.+                             63          599
Value City Department Stores Inc.+              72          598
Fritz Companies Inc.+                           54          591
CSS Industries Inc.+                            27          590
Riviana Foods Inc.                              36          576
Gibraltar Steel Corp.                           36          574
Midland Co.                                     18          572
Computer Horizons Corp.+                       162          567
Acxiom Corp.+                                   27          564


--------------------------------------------------------------------------------
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

iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Coachmen Industries Inc.                        63  $       564
Regent Communications Inc.+                     81          564
Casella Waste Systems Inc. "A"+                 63          563
Key Productions Co. Inc.+                       27          560
Blount International Inc.+                     127          559
Superconductor Technologies Inc.+              109          559
Tanger Factory Outlet Centers Inc.              27          558
Pixar Inc.+                                     18          554
HEICO Corp.                                     36          553
Audiovox Corp. "A"+                             72          551
Barrett Resources Corp.+                         9          540
Ethyl Corp.                                    360          540
National Presto Industries Inc.                 18          539
Saba Software Inc.+                            100          538
Polaroid Corp.                                 126          537
SBS Technologies Inc.+                          36          536
Hickory Tech Corp.                              36          535
Ingles Markets Inc. "A"                         45          534
Pilgrim's Pride Corp. "B"                       54          532
Eclipsys Corp.+                                 27          526
Valassis Communications Inc.+                   18          522
Waste Connections Inc.+                         18          519
Bush Industries Inc. "A"                        36          518
Advanced Fibre Communications Inc.+             36          515
North Pittsburgh Systems Inc.                   45          515
Crown Media Holdings Inc.+                      27          513
Pacific Gulf Properties Inc.                    90          509
Alaska Communications Systems Group+            90          503
National Processing Inc.+                       27          502
Sonus Networks Inc.+                            25          499
Corrections Corporation of America+            621          497
Columbus McKinnon Corp.                         63          492
Ticketmaster Online-CitySearch Inc. "B"+        54          489
IDX Systems Corp.+*                             27          488
Wild Oats Markets Inc.+                         54          488
Methode Electronics Inc. "A"                    27          484
Comfort Systems USA Inc.+                      198          483
Conexant Systems Inc.+                          54          483
Acme Communications Inc.+                       45          475
Armor Holdings Inc.+                            27          475
USB Holding Co. Inc.                            36          473
NET2000 Communications Inc.+                   154          472
Analysts International Corp.                    90          467
Avant! Corp.+                                   27          466
Stoneridge Inc.+                                63          463
Herbalife International Inc. "A"                63          459
Dura Automotive Systems Inc.+                   54          456
Revlon Inc. "A"+                                99          456
Grace (W.R.) & Company+                        198          455
Wolverine Tube Inc.+                            36          455
Capital City Bank Group Inc.                    18          453
Hayes Lemmerz International Inc.+               81          452
Littelfuse Inc.+                                18          452
SLI Inc.                                        54          451
Horizon Offshore Inc.+                          18          445
Simpson Manufacturing Co. Inc.+                  9          444
Source Information Management Co.+              99          442
Insurance Auto Auctions Inc.+                   36          441
United Auto Group Inc.+                         45          439
Metals USA Inc.                                162          437
Apria Healthcare Group Inc.+                    18          435
Warnaco Group Inc. "A"                         315          435
Worldpages.com Inc.+                           234          433
Rock-Tenn Company "A"                           54          432
E.W. Blanch Holdings Inc.                       54          429
NCH Corp.                                        9          429
Homestore.com Inc.+                             18          427
Interact Commerce Corporation+                  36          423
Sonic Automotive Inc.+                          54          421
SkyWest Inc.                                    18          419
Technology Solutions Co.+                      189          419
Herman Miller Inc.                              18          416
Ames Department Stores Inc.+                   198          415
Vans Inc.+                                      18          406
Stericycle Inc.+                                 9          402
Travelocity.com Inc.+                           27          400
Cerus Corp.+                                     9          397
Knight Trading Group Inc.+                      27          395
LodgeNet Entertainment Corp.+                   27          395
Net.B@nk Inc.+                                  45          394
Applica Inc.+                                   63          391
Skyline Corp.                                   18          388
Wackenhut Corp. "A"+                            27          387
Transaction Systems Architects Inc. "A"+        54          386
Red Hat Inc.+                                   63          384
Jakks Pacific Inc.+                             36          382
Net.Genesis Corp.+                             200          381
Whole Foods Market Inc.+*                        9          379
Cox Radio Inc. "A"+                             18          378
Orbital Sciences Corp.+                         63          378


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

iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Value Line Inc.                                  9  $       376
Friede Goldman Halter Inc.+                    153          375
Aviron+                                          9          374
National Steel Corp. "B"                       162          374
NPC International Inc.+                         36          374
FSI International Inc.+                         45          371
Ivex Packaging Corp.+                           27          371
Cheap Tickets Inc.+                             36          369
International Specialty Products Inc.+          45          369
Prize Energy Corp.+                             18          367
SanDisk Corp.+                                  18          367
Valhi Inc.                                      36          365
VaxGen Inc.+                                    18          365
Armstrong Holdings Inc.                         90          364
Denbury Resources Inc.+                         45          364
Amylin Pharmaceuticals Inc.+                    36          358
Finova Group Inc.                              198          356
CPI Corp.                                       18          355
Ligand Pharmaceuticals Inc. "B"+                36          352
Benchmark Electronics Inc.+                     18          351
Edwards (J.D.) & Co.+                           36          351
Stamps.com Inc.+                               117          351
SpeedFam-IPEC Inc.+                             54          349
AirGate PCS Inc.+                                9          339
Province Healthcare Co.+                        11          335
Nucentrix Broadband Networks Inc.+              27          334
American Axle & Manufacturing Holdings
  Inc.+                                         36          333
Louis Dreyfus Natural Gas Corp.+                 9          333
Allied Riser Communications Corp.+             205          327
Viasystems Group Inc.+                         109          327
Convergys Corp.+                                 9          325
BlackRock Inc.+                                  9          324
High Speed Access Corp.+                       216          324
Hollywood Media Corp.+                          72          320
Oakley Inc.+                                    18          320
Chiquita Brands International Inc.+            243          316
Triangle Pharmaceuticals Inc.+                  54          311
Valmont Industries Inc.                         18          305
CVB Financial Corp.                             19          303
FYI Inc.+                                        9          301
Gabelli Asset Management Inc. "A"+               9          301
Liberate Technologies Inc.+                     36          299
Scientific Learning Corp.+                      72          295
National Instruments Corp.+                      9          294
Spartech Corp.                                  18          291
Young Broadcasting Corp. "A"+                    9          282
Ventiv Health Inc.+                             18          277
Rare Hospitality International Inc.+            11          274
Antigenics Inc.+                                18          270
Jack in the Box Inc.+                            9          270
Cygnus Inc.+                                    36          269
MCSi Inc.+                                      18          267
Arguss Communications Inc.+                     45          265
New Century Equity Holdings Corp.+             234          263
Pacific Capital Bancorp                          9          258
Datastream Systems Inc.+                        27          256
Atlas Air Inc.+                                  9          253
Microsemi Corp.+                                 9          252
Modem Media Inc.+                               72          252
Sequoia Software Corp.+                         45          251
Isis Pharmaceuticals Inc.+                      27          250
Friedman Billings Ramsey Group Inc. "A"+        45          247
Lands' End Inc.+                                 9          247
Kulicke & Soffa Industries Inc.+                18          244
Westpoint Stevens Inc.*                         27          243
Williams Communications Group Inc.+*            27          243
World Wrestling Federation Entertainment
  Inc.+                                         18          240
Infonet Services Corp. "B"+                     36          239
NationsRent Inc.+                              234          234
Speedway Motorsports Inc.+                       9          234
Dycom Industries Inc.+                          18          232
Cubic Corp.                                      9          229
Intertan Inc.+                                  18          228
Sitel Corp.+                                    81          227
Dover Downs Entertainment Inc.                  18          225
Callon Petroleum Corp.+                         18          222
Photronics Inc.+                                 9          222
ADTRAN Inc.+                                     9          221
Knight Transportation Inc.+                      9          219
Papa John's International Inc.+                  9          214
Seminis Inc. "A"+                              126          213
Twinlab Corp.+                                 162          213
Electronics Boutique Holdings Corp.+             9          212
Hypercom Corp.+                                 63          211
CompX International Inc.                        18          210
Gaylord Container Corporation "A"+             180          209
Polymer Group Inc.                             117          209
Blyth Inc.                                       9          207
NetRatings Inc.+                                18          203
Cambridge Technology Partners Inc.+             54          202


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 83
iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
E-LOAN Inc.+                                   108  $       202
West Corp+                                       9          201
Aspect Communications Corp.+                    45          199
Protection One Inc.+                           153          190
Pinnacle Entertainment Inc.+                    18          189
Lightspan Inc.+                                 99          186
Illuminet Holdings Inc.+                         9          185
Ampal-American Israel Corp. "A"+                36          184
Systemax Inc.+                                 108          178
Indus International Inc.+                       36          175
Gentiva Health Services Inc.+                    9          172
Gulf Island Fabrication Inc.+                    9          171
Lindsay Manufacturing Co.                        9          167
Central Parking Corp.                            9          164
Weirton Steel Corp.+                           216          164
Newpark Resources Inc.+                         18          162
SoftNet Systems Inc.+                          108          162
GC Companies Inc.+                              72          161
U.S. Aggregates Inc.                            27          159
Kos Pharmaceuticals Inc.+                        9          158
MP3.com Inc.+                                   72          158
Transkaryotic Therapies Inc.+                    9          158
infoUSA Inc.+                                   36          156
Telocity Inc.+                                  72          153
Electroglas Inc.+                                9          148
Championship Auto Racing Teams Inc.+             9          146
Integrated Circuit Systems Inc.+                 9          144
Xybernaut Corp.+                                72          143
Rent-Way Inc.+                                  27          140
Beasley Broadcast Group Inc. "A"+                9          135
Independent Bank Corp.                           9          135
Packard BioScience Company+                     18          134
SportsLine.com Inc.+                            36          133
Symmetricom Inc.+                               11          133
Peregrine Pharmaceuticals+                      90          132
Progress Software Corp.+                         9          131
United Natural Foods Inc.+                       9          127
Elcor Corp.                                      9          126
Valuevision International Inc. "A"+              9          125
barnesandnoble.com Inc.+                        99          121
Astec Industries Inc.+                           9          118
Expedia Inc. "A"+                                9          118
Virata Corp.+                                    9          118
Berry Petroleum Co. "A"                          9          117
CTC Communications Group Inc.+                  18          114
Therma-Wave Inc.+                                9          114
American Classic Voyages Co.+*                   9          112
Aperian Inc.+                                   88          110
Allos Therapeutics Inc.+                        18          105
Advanced Lighting Technologies Inc.+            18           96
NetManage Inc.+                                 99           96
ON Semiconductor Corp.+                         18           96
Alamosa Holdings Inc.+                           9           95
Inter-Tel Inc.                                   9           92
Medallion Financial Corp.                        9           91
Micron Electronics Inc.+                        54           91
Ciber Inc.+                                     18           88
ATS Medical Inc.+                                9           87
Net2Phone Inc.+                                  9           87
FreeMarkets Inc.+*                               9           86
Arch Wireless Inc.+                            124           77
SciQuest.com Inc.+                              81           71
Whitehall Jewellers Inc.+                        9           70
Deltek Systems Inc.+                            18           67
eMagin Corporation+                             27           67
Pac-West Telecomm Inc.+                         18           63
Superior Telecom Inc.+                          18           63
XM Satellite Radio Holdings Inc. "A"+            9           62
iBeam Broadcasting Corp.+                       63           61
ATSI Communications Inc.+                      126           57
Metawave Communications Corp.+                   9           56
e.MedSoft.com+                                  81           54
New Era of Networks Inc.+                        9           53
ESS Technology Inc.+                             9           52
Drugstore.com Inc.+                             54           51
Vasco Data Security International Inc.+          9           49
CyberSource Corp.+                              27           47
Motient Corp.+                                  36           47
White Electronic Designs Corp.+                  9           47
Cypress Communications Inc.+                    90           42
Verado Holdings Inc. "B"+                       63           41
Network Equipment Technologies Inc.+             9           38
Targeted Genetics Corp.+                         9           38
iVillage Inc.+                                  72           36
Sonic Innovations Inc.+                          9           36
Mail.com Inc.+                                  45           31
MedicaLogic/Medscape Inc.+                      18           28
Hollywood Entertainment Corp.+                   9           20
24/7 Media Inc.+                                54           19
Dot Hill Systems Corp.+                          9           18


--------------------------------------------------------------------------------
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iSHARES RUSSELL 3000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
----------------------------------------------------------------
GoAmerica Inc.+                                  9   $        18
NaviSite Inc.+                                   9            14
GlobalNet Financial.com Inc.+                   18            13
Teligent Inc. "A"+                              18            11
Ventro Corporation+                              9             7
Savvis Communications Corp.+                     9             4
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $32,096,634)                                   32,159,845
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.72%
----------------------------------------------------------------
Dreyfus Money Market Fund++               $461,537       461,537
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         98,689        98,689
Goldman Sachs Financial Square Prime
  Obligation Fund++                        221,446       221,446
Providian Temp Cash Money Market Fund++    417,591       417,591
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,199,263)                                     1,199,263
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $20,391 and an effective yield of
  4.90%.                                    20,382        20,382
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $20,382)                                           20,382
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.61%
(Cost $33,316,279)                                    33,379,490
----------------------------------------------------------------
Other Assets, Less Liabilities -- (3.61%)             (1,163,864)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $32,215,626
================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 85
iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS - 99.76%
-------------------------------------------------------------------
Caremark Rx Inc.+                             203,609  $  2,655,061
Abercrombie & Fitch Co. "A"+                   80,995     2,648,536
Amerisource Health Corp. "A"+*                 46,556     2,283,572
AmeriCredit Corp.+                             69,329     2,248,339
Centex Corp.                                   52,669     2,193,664
Astoria Financial Corp.*                       39,701     2,121,522
MDU Resources Group Inc.*                      57,115     2,040,148
Bergen Brunswig Corp. "A"                     119,994     1,991,900
Gallagher (Arthur J.) & Co.                    69,959     1,937,864
Health Net Inc.+                               91,913     1,894,327
Laboratory Corp. of America Holdings+          15,675     1,884,919
Lincare Holdings Inc.+                         35,412     1,874,623
Varian Medical Systems Inc.+                   29,101     1,769,341
Enzon Inc.+                                    37,090     1,761,775
Omnicare Inc.                                  81,772     1,754,009
IndyMac Bancorp Inc.+                          60,167     1,729,200
Lennar Corp.*                                  43,257     1,724,224
Conectiv Inc.                                  78,832     1,722,479
ALLETE                                         66,697     1,722,117
Pactiv Corp.+                                 140,172     1,697,483
Invitrogen Corp.+                              30,909     1,695,359
Venator Group Inc.+                           122,558     1,691,300
Cross Timbers Oil Co.                          68,316     1,690,821
Commerce Bancorp Inc.                          27,970     1,678,200
Lear Corp.+                                    57,193     1,675,755
Dillards Inc. "A"                              74,642     1,637,645
Investors Financial Services Corp.             27,770     1,628,016
Eaton Vance Corp.                              52,252     1,622,425
OGE Energy Corp.                               69,129     1,589,276
Cullen/Frost Bankers Inc.                      45,991     1,575,192
Smithfield Foods Inc.+*                        48,344     1,571,180
Barrett Resources Corp.+                       25,825     1,550,791
Allied Capital Corp.                           75,426     1,517,948
Snap-On Inc.                                   51,670     1,504,630
Precision Castparts Corp.                      45,505     1,503,940
Humana Inc.+                                  141,989     1,488,045
Catellus Development Corp.+                    94,131     1,482,563
Western Resources Inc.                         62,160     1,482,516
Callaway Golf Co.                              65,852     1,462,573
Manor Care Inc.+                               71,498     1,458,559
Shaw Group Inc.+*                              31,157     1,455,343
Health Care Property Investors Inc.            42,778     1,451,030
Newport News Shipbuilding Inc.                 29,349     1,435,166
Fidelity National Financial Inc.               53,554     1,433,641
Freeport-McMoRan Copper & Gold Inc.+          109,096     1,423,703
Mettler Toledo International Inc.+             34,337     1,413,311
Lubrizol Corp.                                 46,272     1,402,042
Teleflex Inc.                                  33,895     1,388,000
Cummins Engine Company Inc.                    36,790     1,381,097
Pioneer Natural Resources Co.+                 87,416     1,372,431
Kansas City Power & Light Co.*                 54,911     1,350,811
KB HOME                                        40,427     1,319,537
Polo Ralph Lauren Corp.+                       47,574     1,308,285
Fulton Financial Corp.                         63,686     1,293,622
Arden Realty Inc.                              54,762     1,292,383
AdvancePCS+*                                   23,642     1,282,948
Highwoods Properties Inc.                      51,874     1,278,694
Investment Technology Group Inc.+              24,935     1,276,672
First American Corp.                           49,101     1,276,626
Alberto-Culver Co.*                            32,152     1,275,148
NVR Inc.+                                       7,811     1,273,193
Webster Financial Corp.                        43,352     1,270,756
IDACorp Inc.                                   33,243     1,270,215
Vectren Corporation                            59,278     1,268,549
Sky Financial Group Inc.                       74,224     1,266,447
Fisher Scientific International Inc.+          35,561     1,260,282
Washington Federal Inc.                        50,981     1,252,221
Franchise Finance Corporation of America       50,244     1,252,080
CNF Transportation Inc.*                       43,141     1,246,343
New Plan Excel Realty Trust                    77,896     1,246,336
Roslyn Bancorp Inc.                            54,658     1,229,805
Westamerica Bancorp                            32,434     1,224,384
Tupperware Corp.                               51,197     1,221,560
Peoples Energy Corp.                           31,349     1,218,536
Sensormatic Electronics Corp.+                 63,995     1,215,905
Payless Shoesource Inc.+                       19,518     1,214,996
Great Lakes Chemical Corp.*                    39,032     1,199,844
Medicis Pharmaceutical Corp. "A"+              26,699     1,196,649
StanCorp Financial Group Inc.                  28,362     1,194,040
Hospitality Properties Trust                   44,956     1,186,838
Ethan Allen Interiors Inc.                     35,015     1,182,807
Mentor Graphics Corp.+                         57,347     1,182,782
Lee Enterprises Inc.                           38,738     1,179,572
BRE Properties Inc. "A"                        40,588     1,176,646
Borders Group Inc.+                            69,788     1,174,532
Jacobs Engineering Group Inc.+                 20,188     1,170,904
United Dominion Realty Trust                   91,574     1,162,990
Suiza Foods Corp.+                             24,148     1,161,277
Service Corp. International+                  244,263     1,160,249
Ball Corp.                                     25,056     1,149,319
Metris Companies Inc.*                         55,172     1,146,474
Cytec Industries Inc.+                         35,643     1,141,289
Meredith Corp.                                 32,645     1,139,637
WGL Holdings Inc.                              41,209     1,139,429


--------------------------------------------------------------------------------
PAGE 86                                                                  iSHARES
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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Colonial BancGroup Inc.                        87,390  $  1,136,070
RGS Energy Group Inc.                          30,594     1,131,978
Camden Property Trust                          33,924     1,127,973
OM Group Inc.                                  21,107     1,123,948
Solutia Inc.                                   91,880     1,120,936
Crompton Corp.                                 99,982     1,119,798
ResMed Inc.+*                                  27,620     1,115,848
D.R. Horton Inc.                               52,645     1,113,442
Citizens Banking Corp.                         41,569     1,109,373
Pier 1 Imports Inc.                            85,312     1,109,056
DaVita Inc.+                                   65,289     1,108,607
Renal Care Group Inc.+                         41,278     1,107,076
HCC Insurance Holdings Inc.                    41,838     1,106,615
Bancorp South Inc.                             74,912     1,104,952
Alliant Techsystems Inc.+                      12,418     1,099,614
Ruby Tuesday Inc.                              56,010     1,098,356
Reckson Associates Realty Corp.                49,156     1,096,179
HON Industries Inc.                            47,399     1,088,755
Pulte Corp.                                    26,928     1,088,160
Markel Corp.+                                   5,812     1,086,844
First Industrial Realty Trust                  34,304     1,085,379
Leucadia National Corp.                        33,562     1,079,690
OSI Pharmaceuticals Inc.+                      27,163     1,076,334
Houghton Mifflin Co.                           23,356     1,074,610
Hawaiian Electric Industries Inc.              29,061     1,073,804
Hudson United Bancorp                          47,290     1,073,483
Commercial Federal Corp.                       48,125     1,073,187
Barnes & Noble Inc.+                           44,825     1,071,317
Pogo Producing Co.*                            36,182     1,067,731
Dean Foods Co.                                 31,510     1,066,929
CEC Entertainment Inc.+                        24,016     1,065,110
Trustmark Corp.                                51,141     1,061,176
Labranche & Co. Inc.+                          32,938     1,059,286
Clayton Homes Inc.                             87,789     1,057,857
ONEOK Inc.                                     25,870     1,057,824
Neiman-Marcus Group Inc. "A"+                  32,372     1,055,327
AGL Resources Inc.                             48,051     1,052,797
Furniture Brands International Inc.+           44,094     1,045,028
Advent Software Inc.+                          23,571     1,044,490
Patterson Energy Inc.+*                        33,014     1,044,068
Barr Laboratories Inc.+                        18,178     1,039,236
Grey Wolf Inc.+                               159,597     1,037,380
Sierra Pacific Resources Corp.                 69,843     1,033,676
First Midwest Bancorp Inc.                     36,370     1,023,815
Edwards Lifesciences Corp.+                    52,216     1,023,434
LifePoint Hospitals Inc.+*                     28,595     1,022,271
Jack in the Box Inc.+                          34,129     1,022,164
Whole Foods Market Inc.+*                      24,250     1,021,531
Mohawk Industries Inc.+                        36,034     1,011,835
Constellation Brands Inc.+                     14,203     1,010,970
SkyWest Inc.                                   43,456     1,010,352
Weingarten Realty Investors                    23,846     1,008,686
Piedmont Natural Gas Co.                       28,361     1,006,816
Raymond James Financial Inc.                   36,030     1,001,634
Pittston Brink's Group                         46,099     1,000,348
Reebok International Ltd.+                     39,961       993,430
Rayonier Inc.                                  23,970       989,961
Pennzoil-Quaker State Co.                      70,126       981,764
Roper Industries Inc.                          27,338       978,700
Linens 'N Things Inc.+                         35,561       977,928
HRPT Properties Trust                         117,670       974,308
Chesapeake Energy Corp.+                      109,997       973,473
Stone Energy Corp.+                            19,646       967,958
Quorum Health Group Inc.+                      63,512       964,589
AptarGroup Inc.                                31,525       960,567
Mitchell Energy & Development Corp. "A"        18,238       957,495
Ryder System Inc.                              53,009       953,632
La-Z-Boy Inc.                                  53,519       952,638
Polaris Industries Partners LP "A"             21,027       950,420
Universal Corporation                          24,065       948,883
Dial Corp.                                     75,855       948,187
Extended Stay America Inc.+                    62,990       944,850
Greater Bay Bancorp*                           37,410       942,264
Valspar Corp.                                  32,771       940,200
Plexus Corp.+*                                 36,620       938,388
Storage Technology Corp.+                      86,126       937,912
Legato Systems Inc.+                           77,593       935,966
York International Corp.                       33,805       935,722
Aviron+*                                       22,505       935,364
Key Energy Services Inc.+                      87,414       935,330
Insight Communications Co. Inc.+               35,278       934,867
Cabot Microelectronics Corp.+                  21,226       933,944
Millennium Chemicals Inc.                      56,985       932,844
New York Community Bancorp                     32,101       930,929
Varian Semiconductor Equipment
  Associates Inc.+                             29,135       930,499
Black Hills Corp.                              20,355       930,427
Affiliated Managers Group Inc.+                19,794       930,318
Cambrex Corp.                                  22,375       929,681
RPM Inc.                                       90,814       926,303
Stillwater Mining Co.+                         34,237       926,111
Philadelphia Suburban Corp.                    39,289       925,649
Donaldson Co. Inc.                             34,504       920,912
Independence Community Bank Corp.              52,776       920,282


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
FelCor Lodging Trust Inc.                      40,035  $    918,803
Scholastic Corp.+                              25,459       918,115
CBRL Group Inc.                                50,366       916,032
Respironics Inc.+                              29,981       914,421
Veeco Instruments Inc.+                        21,843       907,850
Cleco Corp.                                    19,929       905,773
Silicon Valley Bancshares+*                    38,452       903,622
Sensient Technologies Corp.                    39,535       900,607
Zale Corp.+                                    30,914       896,506
Lone Star Technologies Inc.+                   20,946       895,442
Fleming Companies Inc.*                        35,107       893,473
Louisiana-Pacific Corp.                        92,646       890,328
Mueller Industries Inc.+                       29,633       890,175
Public Service Company of New Mexico*          30,641       888,895
Cirrus Logic Inc.+                             59,364       886,750
Vintage Petroleum Inc.                         43,454       884,289
Iomega Corp.+                                 240,293       884,278
Cheesecake Factory (The)+                      23,908       880,113
Carlisle Companies Inc.                        26,923       878,228
Doral Financial Corp.                          29,252       877,560
Cousins Properties Inc.                        35,028       876,050
Coventry Health Care Inc.+                     52,677       872,463
Veritas DGC Inc.+                              27,266       871,149
Triad Hospitals Inc.+*                         30,757       868,885
Harsco Corp.                                   35,408       867,850
Smith (Charles E) Residential Realty
  Inc.                                         19,041       866,175
Apria Healthcare Group Inc.+                   35,797       865,571
Coherent Inc.+                                 24,364       864,922
Healthcare Realty Trust                        35,824       863,358
Energen Corp.                                  24,395       861,143
Steris Corp.+                                  60,913       858,873
Centerpoint Properties Corp.                   18,403       858,500
MIPS Technologies Inc. "A"+*                   34,469       857,416
Tom Brown Inc.+                                25,978       857,274
Career Education Corp.+                        17,057       857,114
Hain Celestial Group Inc.+                     29,532       856,428
Borg-Warner Automotive Inc.                    21,369       856,256
National Service Industries Inc.               36,500       855,925
Silicon Valley Group Inc.+                     31,103       855,333
Pure Resources Inc.+                           44,264       854,295
Zebra Technologies Corp. "A"+                  22,386       853,466
Downey Financial Corp.                         18,828       852,908
Manugistics Group Inc.+*                       46,560       852,630
Alleghany Corp.+                                4,238       847,600
Alpharma Inc. "A"*                             25,812       845,085
American Eagle Outfitters Inc.+                29,364       844,215
Avocent Corporation+*                          38,654       843,140
Province Healthcare Co.+                       27,540       838,249
Invacare Corp.                                 21,200       837,824
Sodexho Marriott Services Inc.+                28,791       836,379
F&M National Corp.                             21,886       833,857
GTECH Holdings Corp.+                          30,239       824,013
Delta & Pine Land Co.                          34,134       822,629
Atmos Energy Corp.                             34,469       820,362
Citadel Communications Corp.+                  32,852       817,193
Donnelley (R.H.) Corp.+                        28,123       815,567
VISX Inc.+                                     47,372       813,377
M.D.C. Holdings Inc.                           20,568       809,351
Potlatch Corp.                                 25,311       808,686
Mid Atlantic Medical Services Inc.+            39,831       808,569
BARRA Inc.+                                    14,916       805,464
Retek Inc.+*                                   42,702       803,331
Corn Products International Inc.               31,270       802,388
WPS Resources Corp.*                           23,484       801,509
Earthgrains Company (The)                      37,678       800,657
Advanced Digital Information Corp.+            46,199       799,820
Staten Island Bancorp Inc.                     32,101       799,315
ArvinMeritor Inc.                              58,122       798,015
Prentiss Properties Trust                      32,320       796,688
Whitney Holding Corp.                          20,104       795,365
LTX Corp.+                                     42,514       794,480
Essex Property Trust Inc.                      16,481       791,912
Southwest Bancorp of Texas Inc.+               25,238       791,842
Timberland Co. "A"+                            15,574       791,159
Intermedia Communications Inc.+*               45,429       789,329
Federal Signal Corp.                           40,404       789,090
Media General Inc. "A"                         17,096       788,126
Lancaster Colony Corp.                         27,101       787,623
AMETEK Inc.                                    28,492       786,379
Pacific Sunwear of California Inc.+            28,574       785,785
Storage USA Inc.                               23,950       780,291
Plantronics Inc.+                              43,874       779,641
Idex Corp.                                     26,896       779,446
Michaels Stores Inc.+                          26,033       779,363
Longs Drug Stores Corp.                        26,167       773,497
Cerner Corp.+                                  22,530       771,652
Mercury General Corp.                          23,694       770,055
UTI Energy Corp.+                              25,423       769,046
Alexander & Baldwin Inc.                       35,950       768,431
Berkley (W.R.) Corp.                           17,051       768,361
Consol Energy Inc.                             22,252       767,694
Priority Healthcare Corp. "B"+                 20,283       765,683
PolyOne Corp.                                  83,735       761,989
Wiley (John) & Sons Inc. "A"                   40,279       761,273


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Black Box Corp.+                               17,042  $    759,434
Henry Schein Inc.+                             20,565       755,764
Community First Bankshares Inc.                37,345       753,902
Graco Inc.                                     26,878       752,584
Flowserve Corp.+                               33,526       752,323
Inhale Therapeutic Systems Inc.+*              35,182       752,015
Varian Inc.+                                   29,307       749,160
Orthodontic Centers of America Inc.+*          36,480       747,840
Haemonetics Corp.+                             22,455       743,260
Kennametal Inc.                                26,991       742,253
Myriad Genetics Inc.+                          18,250       740,266
Avista Corp.                                   41,975       739,599
Covanta Energy Corporation+                    44,007       739,318
Washington Real Estate Investment Trust        31,672       739,224
Mercury Computer Systems Inc.+                 19,233       738,066
US Freightways Corp.                           23,430       738,045
Western Digital Corp.+                        154,967       737,643
Briggs & Stratton Corp.                        19,222       737,548
Beverly Enterprises Inc.+                      92,044       736,352
AK Steel Holding Corp.                         73,250       736,162
Church & Dwight Co. Inc.                       33,836       735,256
Dal-Tile International Inc.+                   48,845       735,117
Chittenden Corp.                               23,510       733,512
Forest Oil Corp.+                              24,221       724,208
Performance Food Group Co.+                    13,770       722,925
Quantum Corp. - Hard Disk Drive+               68,321       721,470
Park National Corp.                             8,326       719,366
Applebee's International Inc.                  20,136       718,604
Kaydon Corp.                                   26,599       717,641
IKON Office Solutions Inc.                    125,858       717,391
Developers Diversified Realty Corp.            48,671       715,464
Swift Transportation Co. Inc.+*                38,276       708,106
Leap Wireless International Inc.+              25,222       707,792
Commerce Group Inc.                            22,096       707,072
Toll Brothers Inc.+                            18,300       704,550
Imation Corp.+                                 31,306       702,194
TrustCo Bank Corp.                             54,513       701,855
United Stationers Inc.+                        28,923       701,383
El Paso Electric Co.+                          47,957       700,172
Cabot Industrial Trust                         36,002       698,439
Pharmaceutical Product Development Inc.+       16,534       696,495
Rent-A-Center Inc.+                            15,157       696,275
Shurgard Storage Centers Inc. "A"              26,374       696,274
Richmond County Financial Corp.                23,678       695,541
Blyth Inc.                                     29,893       689,034
Great Plains Software Inc.+                    11,200       686,681
Federal Realty Investment Trust                35,098       686,517
Price Communications Corp.+                    39,888       686,472
Regency Centers Corp.                          27,432       685,800
Louis Dreyfus Natural Gas Corp.+               18,507       684,759
Nationwide Health Properties Inc.              40,992       684,156
National Data Corp.*                           29,245       682,871
THQ Inc.+                                      17,955       682,290
Harman International Industries Inc.           26,611       680,975
Timken Co.                                     43,497       680,728
Seacor Smit Inc.+                              15,052       680,350
Exar Corp.+                                    34,640       679,810
Copart Inc.+                                   33,064       677,481
Sotheby's Holdings Inc. "A"+                   36,807       676,145
United Bancshares Inc.                         30,502       674,857
Tecumseh Products Co. "A"                      13,934       674,057
Brown & Brown Inc.                             19,759       672,794
Electro Scientific Industries Inc.+            23,968       672,602
Pacific Capital Bancorp                        23,420       671,861
Silicon Graphics Inc.+                        170,058       670,029
McClatchy Co. (The) "A"                        16,506       666,842
Lincoln Electric Holding Inc.                  30,757       661,276
Journal Register Co.+                          40,076       657,647
Molecular Devices Corp.+                       14,434       656,747
Wisconsin Central Transportation Corp.+*       41,144       655,733
Covance Inc.+                                  51,007       655,440
Alfa Corp.                                     34,609       655,408
Footstar Inc.+                                 16,285       653,843
CH Energy Group Inc.                           14,750       652,687
Olin Corp.                                     31,975       651,970
Dole Food Co.                                  40,515       651,481
Florida Rock Industries Inc.                   16,466       649,748
IDEXX Laboratories Inc.+                       29,532       647,858
Impath Inc.+                                   13,965       647,627
Tetra Tech Inc.+                               31,963       647,251
New Jersey Resources Corp.                     15,692       645,726
C&D Technologies Inc.                          23,376       645,178
Interwoven Inc.+                               63,922       643,215
Cabot Oil & Gas Corp. "A"                      23,790       642,330
Informatica Corp.+                             48,237       642,155
Eclipsys Corp.+                                32,913       641,803
Nordson Corp.                                  24,665       641,290
Trinity Industries Inc.                        32,847       640,517
Swift Energy Co.+                              19,990       640,480
Aspen Technology Inc.+*                        26,803       639,922
Horace Mann Educators Corp.                    36,092       638,828
Choice Hotels International Inc.+              46,584       638,201
O'Reilly Automotive Inc.+                      32,001       638,020
HS Resources Inc.+                             14,171       637,695


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Cooper Tire & Rubber Co.                       56,173  $    637,564
Bally Total Fitness Holding Corp.+             21,535       634,206
Minerals Technologies Inc.                     18,043       630,603
Atlantic Coast Airlines Holdings Inc.+         30,004       630,084
Jeffries Group Inc.                            21,825       629,651
Forest City Enterprises Inc. "A"               13,876       629,277
Kilroy Realty Corp.                            23,430       628,158
People's Bank                                  24,351       627,038
Susquehanna Bancshares Inc.                    34,753       625,554
Meristar Hospitality Corp.                     31,263       625,260
Ferro Corp.                                    30,713       624,395
Realty Income Corp.                            23,552       624,128
Dionex Corp.+                                  19,847       623,940
Men's Wearhouse Inc. (The)+                    28,805       621,612
Syncor International Corp.+                    19,235       620,329
Overseas Shipholding Group Inc.                22,548       619,845
Insight Enterprises Inc.+                      29,286       618,667
American National Insurance Co.                 8,964       616,835
Maverick Tube Corp.+                           29,906       616,064
USEC Inc.                                      71,494       614,848
Macerich Co. (The)                             27,891       612,207
Cooper Companies Inc.                          12,908       611,194
Foster Wheeler Corp.                           33,974       610,173
EGL Inc.+                                      24,998       609,326
Brooks Automation Inc.+                        15,298       608,095
AnnTaylor Stores Corp.+*                       22,830       606,136
Claire's Stores Inc.                           34,228       605,836
Education Management Corp.+                    18,493       603,334
UIL Holdings Corporation                       12,668       601,730
Fairfield Communities Inc.+                    37,626       600,887
Otter Tail Power Co.                           21,070       600,495
American Greetings Corp. "A"                   56,584       599,790
Brandywine Realty Trust                        30,089       598,771
Gables Residential Trust                       20,618       598,128
Southern Union Co.+                            28,454       597,534
Chelsea Property Group Inc.                    14,133       596,413
Verity Inc.+                                   26,254       595,638
Cubist Pharmaceuticals Inc.+                   24,233       593,708
Wausau-Mosinee Paper Corp.                     45,669       593,697
CuraGen Corp.+*                                25,328       593,625
Kulicke & Soffa Industries Inc.+               43,725       593,020
Longview Fibre Co.                             45,577       592,501
First Commonwealth Financial Corp.             51,689       591,839
CBL & Associates Properties Inc.               22,208       590,733
Netegrity Inc.+*                               23,954       589,867
Fair Isaac and Co. Inc.                        10,071       589,254
Avant! Corp.+                                  34,069       587,690
Sonic Corp.+                                   23,397       586,387
Southwest Gas Corp.                            28,103       585,948
UGI Corp.                                      23,907       585,482
Worthington Industries Inc.                    62,404       580,357
St. Mary Land & Exploration Co.                24,914       579,251
Security Capital Group "B"+                    27,842       577,722
Albany Molecular Research Inc.+                16,487       577,045
Chateau Communities Inc.                       19,029       575,627
LNR Property Corp.                             20,263       574,456
BlackRock Inc.+                                15,950       574,200
Superior Industries International Inc.         16,591       573,551
Granite Construction Inc.                      16,877       573,480
Methode Electronics Inc. "A"                   31,952       573,139
Perot Systems Corp. "A"+                       52,292       572,597
UniSource Energy Corp.                         27,090       568,890
Western Gas Resources Inc.                     17,638       568,826
ADVO Inc.+                                     15,413       568,740
Alaska Air Group Inc.+*                        22,108       568,176
Cymer Inc.+                                    26,258       567,961
Infocus Corp.+                                 34,243       560,729
MAF Bancorp Inc.                               20,470       560,366
Duane Reade Inc.+*                             16,077       557,872
Korn/Ferry International+                      33,231       557,284
Newpark Resources Inc.+                        61,985       557,245
PS Business Parks Inc.                         20,516       557,009
Emcore Corp.+                                  22,198       556,337
Photronics Inc.+                               22,436       553,889
CAL Dive International Inc.+                   21,811       553,454
S&T Bancorp Inc.                               23,913       553,347
Home Properties of NY Inc.                     19,258       548,853
FactSet Research Systems Inc.                  18,168       548,674
South Financial Group Inc. (The)               38,431       547,642
Provident Financial Group Inc.                 19,442       546,806
SICOR Inc.+                                    39,220       546,629
Packaging Corporation of America+              41,377       546,176
Bob Evans Farms Inc.                           30,762       546,025
Stericycle Inc.+                               12,235       545,987
American Capital Strategies Ltd.               21,388       544,057
Insituform Technologies Inc. "A"+              16,673       543,957
Perrigo Co.+                                   54,972       542,849
Summit Properties Inc.                         22,154       542,773
Wallace Computer Services Inc.                 33,368       542,230
Wellman Inc.                                   28,151       541,907
Republic Bancorp Inc.                          43,984       541,553
Manitowoc Co. Inc.                             21,831       541,409
Quiksilver Inc.+                               20,377       541,009
Stewart & Stevenson Services Inc.              24,849       540,466


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Milacron Inc.                                  29,823  $    540,095
First Citizens Bancshares Inc. "A"              5,266       539,765
Wolverine World Wide Inc.                      36,873       537,608
UMB Financial Corp.                            14,136       537,168
Aeroflex Inc.+                                 52,038       536,642
Texas Industries Inc.                          18,388       533,804
Brady Corp. "A"                                15,826       533,336
Northwest Natural Gas Co.                      22,209       533,016
Elantec Semiconductor Inc.+                    20,110       532,915
Sl Green Realty Corp.                          19,405       532,667
Health Care REIT Inc.                          25,462       529,610
Technitrol Inc.                                21,265       529,286
Scotts Co. (The) "A"+                          13,890       528,515
Banta Corp.                                    21,766       527,825
Provident Bankshares Corp.                     23,478       525,320
Diagnostic Products Corp.                      10,055       524,368
US Oncology Inc.+                              64,455       523,697
Genesco Inc.+                                  19,011       520,901
American Financial Holdings Inc.               24,327       519,990
Accredo Health Inc.+                           15,906       519,927
Cable Design Technologies Corp.+               38,797       519,880
Meditrust Corp.+                              127,336       519,531
Waste Connections Inc.+                        18,018       519,144
International Bancshares Corp.                 13,561       518,708
Selective Insurance Group Inc.                 22,263       517,267
Corporate Executive Board Co. (The)+           17,013       513,580
CTS Corp.                                      24,737       513,293
Too Inc.+                                      27,353       512,595
Sun Communities Inc.                           15,525       512,325
Evergreen Resources Inc.+                      13,540       511,947
SPS Technologies Inc.+                         11,282       508,367
Sylvan Learning Systems Inc.+                  24,640       508,200
AGCO Corp.                                     52,937       508,195
Liberty Financial Companies Inc.               12,175       506,480
Ohio Casualty Corp.                            53,742       505,511
Modine Manufacturing Co.                       19,565       503,799
Landstar System Inc.+                           7,436       503,789
Hooper Holmes Inc.                             58,648       503,786
HNC Software Inc.+                             28,569       501,743
NorthWestern Corp.                             20,477       501,687
CLARCOR Inc.                                   21,691       501,062
Xtra Corp.+                                    10,480       499,896
Amylin Pharmaceuticals Inc.+                   50,303       499,886
Fuller (H. B.) Co.                             11,866       499,855
Smucker (J.M) Company (The)                    19,071       499,660
Boyds Collection Ltd. (The)+                   52,436       498,142
Heidrick & Struggles International Inc.+       17,133       495,786
First Financial Bancorp                        32,937       494,052
Springs Industries Inc. "A"                    11,540       493,912
Texas Regional Bancshares "A"                  14,261       493,787
Colonial Properties Trust                      18,389       493,745
American Italian Pasta Co. "A"+                15,408       493,056
Arch Coal Inc.                                 16,348       490,113
C-Cube Microsystems Inc.+                      39,670       488,437
Ryland Group Inc.                              11,716       486,214
Liberty Corp.                                  14,304       486,193
Owens & Minor Inc.*                            29,392       485,850
Georgia Gulf Corp.                             27,891       485,582
FuelCell Energy Inc.+*                          9,593       484,446
Actuate Corp.+                                 50,599       483,853
Noven Pharmaceuticals Inc.+                    17,034       482,275
CV Therapeutics Inc.+*                         14,605       481,965
FileNET Corp.+                                 30,713       481,810
Valuevision International Inc. "A"+            34,488       480,677
Rehab Care Group Inc.+                         11,651       480,021
Rogers Corp.+                                  13,463       478,071
Agribrands International Inc.+                  8,803       475,186
First BanCorp.                                 18,339       474,980
Albemarle Corp.                                21,155       474,930
Anixter International Inc.+                    19,702       474,818
Argosy Gaming Co.+                             18,185       474,628
NetIQ Corp.+*                                  25,123       474,197
United Rentals Inc.+                           29,034       474,125
Edwards (J.D.) & Co.+                          48,592       473,772
F.N.B. Corp.                                   19,648       471,552
Helix Technology Corp.                         20,069       471,308
Harland (John H.) Co.                          25,190       471,053
ABM Industries Inc.                            15,062       470,687
Offshore Logistics Inc.+                       18,955       470,321
Unit Corp.+                                    28,316       468,630
Ultratech Stepper Inc.+                        18,965       467,013
Data Broadcasting Corp.                        61,405       466,294
Toro Co.                                       10,129       465,934
Hollinger International Inc.                   32,553       465,833
UCAR International Inc.+*                      40,127       465,473
Biosite Diagnostics Inc.+                      12,407       465,262
Casey's General Store Inc.                     38,971       465,216
AMCORE Financial Inc.                          23,035       465,019
Anchor Gaming+                                  7,586       464,642
Ligand Pharmaceuticals Inc. "B"+               47,497       464,580
Del Webb Corp.+                                15,034       464,551
Standard-Pacific Corp.                         22,003       464,263
Cell Therapeutics Inc.+                        25,746       461,819
Titan Pharmaceuticals Inc.+                    20,790       461,538


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Kent Electronics Corp.+                        25,619  $    461,142
Carpenter Technology Corp.                     16,423       460,665
Immunogen Inc.+*                               34,252       458,121
Hyperion Solutions Corp.+                      28,398       457,918
Oshkosh Truck Corp.                            12,853       456,282
Capitol Federal Financial                      28,598       455,781
Nautica Enterprises Inc.+                      25,280       453,460
Ventas Inc.                                    53,317       453,195
JLG Industries Inc.                            34,847       453,011
Littelfuse Inc.+                               17,990       451,999
Morrison Management Specialist Inc.            11,303       450,877
Remedy Corp.+                                  23,405       450,546
Interlogix Inc.+                               17,328       450,528
Glenborough Realty Trust Inc.                  25,738       447,841
Structural Dynamics Research Corp.+            31,470       446,972
Carter-Wallace Inc.                            17,935       446,761
Regis Corp.                                    30,536       446,589
Ralcorp Holdings Inc.+                         24,828       444,421
Parker Drilling Co.+                           69,338       443,763
Russell Corp.                                  23,692       443,040
Baldor Electric Co.                            21,005       442,155
Dollar Thrifty Automotive Group Inc.+          21,448       441,829
Alexandria Real Estate Equities Inc.           11,701       441,713
NPS Pharmaceuticals Inc.+                      20,867       438,207
Hot Topic Inc.+*                               15,646       438,088
Gartner Group Inc. "A"+                        64,939       437,689
NYFIX Inc.+                                    19,052       437,005
Airborne Inc.                                  42,905       436,344
NCO Group Inc.+                                17,069       436,326
First Charter Corp.                            28,031       436,232
Global Payments Inc.+                          23,530       435,305
Charming Shoppes Inc.+                         83,842       434,930
Belden Inc.                                    21,639       433,862
Progress Software Corp.+                       29,845       432,753
Cell Genesys Inc.+                             30,320       432,060
Guilford Pharmaceuticals Inc.+*                23,321       431,438
Prime Hospitality Corp.+                       39,915       431,082
Direct Focus Inc.+*                            17,226       430,650
Cost Plus Inc.+                                18,636       429,793
NBTY Inc.+                                     50,521       429,429
On Assignment Inc.+                            20,530       428,564
Superior Energy Services Inc.+                 39,400       428,475
Mentor Corp.                                   19,003       427,568
FirstFed Financial Corp.+                      15,256       427,168
Pulitzer Inc.                                   7,706       426,912
Rayovac Corp.+*                                24,447       426,600
Kirby Corp.+                                   21,292       425,840
Syntroleum Corp.+                              29,469       425,459
Neurocrine Biosciences Inc.+                   20,609       425,061
Werner Enterprises Inc.                        24,796       424,632
Station Casinos Inc.+                          30,647       423,235
SCP Pool Corp.+                                13,022       423,215
Crawford & Co. "B"                             31,378       422,034
Power Integrations Inc.+*                      24,401       420,917
Trimeris Inc.+                                 14,029       420,870
CUNO Inc.+                                     14,494       420,326
Gaylord Entertainment Co. "A"+                 15,712       417,939
Triumph Group Inc.+                            10,961       416,518
Kellwood Co.                                   20,073       416,515
Manufactured Home Communities Inc.             15,355       414,585
IDT Corp.+                                     20,464       414,396
Westfield America Inc.                         25,491       413,719
National Penn Bancshares Inc.                  17,179       413,370
United Television Inc.+                         3,614       411,093
CORUS Bankshares Inc.                           8,058       410,958
Actel Corp.+                                   20,102       410,835
Illuminet Holdings Inc.+                       19,904       409,276
Asyst Technologies Inc.+                       31,451       408,863
Surmodics Inc.+                                11,349       408,564
Matthews International Corp. "A"               12,473       408,101
Stewart Enterprises Inc. "A"                   81,964       407,259
Sterling Bancshares Inc.                       23,223       406,403
Hilb Rogal & Hamilton Co.                      11,598       405,930
Rare Hospitality International Inc.+           16,281       404,990
Maxtor Corp.+*                                 57,847       404,929
Paxar Corp.+                                   32,379       404,738
Libbey Inc.                                    13,510       403,409
UCBH Holdings Inc.                              8,282       403,230
Airtran Holdings Inc.+                         51,396       402,945
Forward Air Corp.+                             12,267       400,978
LandAmerica Financial Group Inc.               11,233       399,670
AmeriPath Inc.+                                19,435       399,632
Terex Corp.+                                   23,003       399,102
Steel Dynamics Inc.+*                          35,785       398,108
Tredegar Corporation                           22,591       397,602
MRV Communications Inc.+*                      57,020       397,358
Petsmart Inc.+                                 99,205       396,820
Trimble Navigation Ltd.+                       20,927       396,305
Oceaneering International Inc.+                18,394       395,471
Chico's FAS Inc.+*                             12,045       395,227
Teledyne Technologies Inc.+                    28,094       393,316
Esterline Technologies Corp.+                  18,057       392,740
Triad Guaranty Inc.+                           11,806       391,812
Delphi Financial Group Inc. "A"                13,226       391,490


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Gene Logic Inc.+                               23,343  $    390,995
Atlas Air Inc.+                                13,875       390,581
Laclede Gas Co.                                16,749       390,252
FYI Inc.+                                      11,671       390,249
Interstate Bakeries Corp.                      25,449       388,861
SONICblue Inc.+                                81,828       388,683
East West Bancorp Inc.                         20,086       386,655
Cathay Bancorp Inc.                             7,949       386,520
U.S. Industries Inc.                           66,045       385,703
ATMI Inc.+                                     20,841       385,558
Dendrite International Inc.+                   27,498       384,972
Pan Pacific Retail Properties Inc.             17,379       384,945
Datascope Corp.                                10,637       384,926
Cerus Corp.+                                    8,701       383,932
Woodward Governor Co.                           7,462       383,360
Grey Global Group Inc.                            590       382,320
OfficeMax Inc.+                               101,603       381,011
SBA Communications Corp.+                      24,042       380,164
Intergraph Corp.+                              39,150       379,266
99 Cents Only Stores+                          16,408       379,189
Sirius Satellite Radio Inc.+*                  30,466       378,921
Ionics Inc.+                                   14,538       377,988
Del Monte Foods Co.+                           46,412       377,794
Arrow International Inc.                        9,999       377,462
Topps Co. (The)+                               37,190       376,549
Papa John's International Inc.+*               15,804       376,333
DSP Group Inc.+                                24,246       375,813
Regeneron Pharmaceuticals Inc.+                16,885       374,636
Modis Professional Services Inc.+              81,332       374,127
G&K Services Inc. "A"                          18,673       372,293
WMS Industries Inc.+                           20,631       371,358
Dreyer's Grand Ice Cream Inc.                  14,299       370,880
Spinnaker Exploration Co.+                      8,463       369,833
Reliance Steel & Aluminum Co.                  15,743       369,173
Sunglass Hut International Inc.+               32,267       369,054
Take-Two Interactive Software Inc.+*           25,859       368,895
Kimball International Inc. "B"                 27,428       368,564
Tower Automotive Inc.+                         34,250       367,503
Cornerstone Realty Income Trust                34,724       367,380
Ruddick Corp.                                  26,669       365,365
Children's Place Retail Stores Inc.+*          15,218       365,232
AO Smith Corp. "B"                             18,663       364,488
Lennox International Inc.                      35,244       363,013
Airgas Inc.+                                   45,746       360,478
Yellow Corporation+                            21,018       359,933
ANADIGICS Inc.+                                27,120       359,340
Intranet Solutions Inc.+                       14,995       358,943
Oakley Inc.+                                   20,178       358,563
InterDigital Communications Corp.+             47,970       358,276
Simpson Manufacturing Co. Inc.+                 7,263       358,066
Arch Chemicals Inc.                            16,783       357,478
Vicor Corp.+                                   17,422       357,151
Enzo Biochem Inc.+*                            21,243       356,670
Taubman Centers Inc.                           29,595       356,620
IHOP Corp.+                                    17,788       355,760
NACCO Industries Inc.                           5,712       355,629
Kelly Services Inc. "A"                        15,030       354,407
Cryolife Inc.+                                 13,644       353,789
Spherion Corporation+                          50,930       353,454
Jones Lang LaSalle Inc.+                       27,444       352,655
Frontier Financial Corp.                       14,677       351,331
California Water Service Group                 12,262       350,693
NBT Bancorp Inc.                               21,000       350,438
Hancock Holding Co.                             8,066       350,367
Mid-America Apartment Communities Inc.         15,584       350,328
ChemFirst Inc.                                 13,142       350,234
Energy Conversion Devices Inc.+                14,244       348,978
Kronos Inc.+                                   11,086       348,516
Arnold Industries Inc.                         18,185       346,652
PRI Automation Inc.+*                          20,234       346,507
Mediacom Communications Corp.+                 17,699       346,237
Pinnacle Systems Inc.+                         41,028       346,174
Pioneer-Standard Electronics Inc.              28,203       345,487
Guitar Center Inc.+                            19,579       345,080
Innkeepers USA Trust                           30,739       344,277
Tesoro Petroleum Corp.+                        27,614       343,794
Benchmark Electronics Inc.+*                   17,593       343,063
Borland Software Corp+                         48,920       340,911
Madison Gas & Electric Co.                     14,584       340,901
General Communication Inc. "A"+                37,874       340,866
Aztar Corp.+                                   32,107       340,655
Ilex Oncology Inc.+                            22,284       339,831
Nu Skin Enterprises Inc. "A"                   39,961       339,669
Young Broadcasting Corp. "A"+*                 10,825       339,634
Unifi Inc.+                                    47,786       338,803
Salem Communications Corp. "A"+                20,816       338,260
REMEC Inc.+                                    33,814       338,140
ITT Educational Services Inc.+                 12,465       337,802
Tennant Co.                                     7,977       337,028
Koger Equity Inc.                              23,936       335,104
First Sentinel Bancorp Inc.                    30,105       334,918
Michael Foods Inc.                             11,181       334,032
School Specialty Inc.+                         15,482       333,831
Aurora Biosciences Corp.+                      18,509       330,848


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
JDN Realty Corp.                               29,154  $    329,732
Hutchinson Technology Inc.+*                   22,055       329,447
Greif Brothers Corp. "A"                       11,711       329,372
Heartland Express Inc.+                        13,031       329,033
Patina Oil & Gas Corp.                         12,309       328,650
Trico Marine Services Inc.+                    21,899       328,485
Isis Pharmaceuticals Inc.+*                    35,470       328,098
Eastgroup Properties Inc.                      13,896       327,251
Crestline Capital Corp.+                       12,048       327,103
KV Pharmaceuticals Co. "B"+                    16,477       326,739
Pharmacopeia Inc.+                             18,272       326,612
Bowne & Co. Inc.                               29,523       326,229
John Nuveen Co. "A"                             6,039       326,106
Robert Mondavi Corp. (The) "A"+                 7,259       325,294
Input/Output Inc.+                             34,754       324,950
Atwood Oceanics Inc.+                           7,930       324,496
Commonwealth Telephone
  Enterprises Inc.+                             9,401       324,334
Speedway Motorsports Inc.+                     12,463       324,038
Allen Telecom Inc.+                            25,059       323,261
Pharmacyclics Inc.+*                           14,320       322,200
GenCorp. Inc.                                  30,273       321,499
Corinthian Colleges Inc.+                       7,981       321,235
AirGate PCS Inc.+                               8,535       321,129
Sunrise Assisted Living Inc.+*                 16,219       319,312
Glimcher Realty Trust                          21,111       318,987
Commercial Net Lease Realty Inc.               27,023       318,871
Century South Banks Inc.                        9,857       318,504
Artesyn Technologies Inc.+                     29,397       317,855
RFS Hotel Investors Inc.                       21,796       315,606
Cadiz Inc.+                                    31,641       314,433
Harbor Florida Bancshares Inc.                 19,638       314,208
Intertan Inc.+                                 24,809       313,834
Documentum Inc.+                               28,520       313,720
Transkaryotic Therapies Inc.+                  17,855       313,578
Regal-Beloit Corp.                             18,807       313,137
Lands' End Inc.+*                              11,406       313,095
Kaman Corp. "A"                                19,114       312,992
Seitel Inc.+                                   16,800       312,480
Integra Bank Corp.                             14,928       311,622
Schulman (A.) Inc.                             26,096       311,521
Micros Systems Inc.+                           15,367       311,182
Wabtec Corporation                             24,492       311,048
Seacoast Financial Services Corp.              22,288       310,639
Southern Peru Copper Corp.                     22,509       310,624
Dress Barn Inc.+                               13,246       310,453
NUI Corp.                                      11,477       309,879
Chesapeake Corp.                               13,382       309,793
NL Industries Inc.                             18,429       309,607
AAR Corp.                                      24,178       308,511
Factory 2-U Stores Inc.+                       11,273       307,894
Alexion Pharmaceuticals Inc.+                  13,492       307,786
Churchill Downs Inc.                           10,038       306,661
Integrated Silicon Solution Inc.+              23,556       306,228
Bio-Technology General Corp.+                  49,059       306,128
Concurrent Computer Corp.+                     48,879       305,494
Advanta Corp. "A"*                             19,304       305,245
WesBanco Inc.                                  16,684       304,483
Electroglas Inc.+                              18,452       304,458
Frontier Airlines Inc.+                        24,860       302,981
Burlington Coat Factory Warehouse Corp.        15,318       301,765
AMLI Residential Properties Trust              13,525       301,607
Coinstar Inc.+                                 17,998       301,466
Skechers U.S.A. Inc. "A"+*                     12,516       300,384
MAXIMUS Inc.+                                  10,143       300,334
South Jersey Industries                        10,168       299,956
Ryan's Family Steak Houses Inc.+               28,188       299,498
Administaff Inc.+                              16,431       298,223
General Semiconductor Inc.+                    31,469       298,011
Mid-State Bancshares                           19,514       297,589
Bell & Howell Co.+                             13,184       297,299
Capital Automotive REIT                        18,561       296,976
NextCard Inc.+                                 28,765       296,639
American States Water Co.                       8,915       295,176
Brown Shoe Company Inc.                        15,630       294,625
American Superconductor Corp.+                 18,323       294,313
Bedford Property Investors Inc.                15,686       294,269
Tucker Anthony Sutro Corporation               15,528       294,256
Neurogen Corp.+                                12,448       294,084
Natural Microsystems Corp.+*                   33,111       293,860
UICI+                                          33,412       293,357
Presidential Life Corp.                        17,769       293,189
Plains Resource Inc.+                          13,951       292,971
Harleysville National Corp.                     7,798       292,425
ProBusiness Services Inc.+                     13,326       292,339
Glatfelter (P.H.) Co.                          22,935       292,192
Empire District Electric Co. (The)             15,592       291,414
Rollins Inc.                                   15,061       290,677
First Financial Bankshares Inc.                 8,719       289,907
International Multifoods Corp.                 15,050       289,712
Applied Industrial Technologies Inc.           17,647       289,411
Genlyte Group Inc. (The)+                      10,492       289,186
Commercial Metals Co.                          11,506       288,801
Gentiva Health Services Inc.+                  15,119       288,206


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Mills Corp.                                    13,795  $    288,178
Computer Network Technology Corp.+             25,857       287,659
Park Electrochemical Corp.                     12,721       287,495
W Holding Co. Inc.                             24,337       287,481
Franklin Electric Co. Inc.                      4,006       286,930
I-Stat Corp.+                                  14,434       286,876
MacDermid Inc.                                 15,859       286,731
Paxson Communications Corp.+                   29,401       286,660
RLI Corp.                                       7,014       286,452
Advanced Energy Industries Inc.+               11,076       285,899
Corixa Corp.+                                  35,698       285,584
Wyndham International Inc. "A"+               133,976       285,369
Promistar Financial Corp.                      14,914       285,230
Albany International Corp. "A"+                15,482       284,869
General Cable Corp.                            26,239       284,693
Tweeter Home Entertainment Group Inc.+         14,638       284,526
Boca Resorts Inc. "A"+                         24,510       284,316
Phoenix Technologies Ltd.+                     20,458       283,855
National Golf Properties Inc.                  11,455       283,626
PSS World Medical Inc.+                        63,410       283,364
Lightbridge Inc.+                              24,701       282,518
Cohu Inc.                                      18,137       282,257
Chemical Financial Corp.                       12,537       282,082
MedQuist Inc.+                                 13,006       282,068
Triarc Companies Inc.+                         11,465       282,039
Terremark Worldwide Inc.+                     112,787       281,968
Hughes Supply Inc.                             19,285       281,947
Anchor BanCorp Wisconsin Inc.                  20,315       281,871
Barnes Group Inc.                              14,832       281,808
Interface Inc. "A"                             40,985       281,772
Chemed Corp.                                    8,107       281,718
Bethlehem Steel Corp.+                        116,155       281,095
Avid Technology Inc.+                          21,007       280,969
Phillips-Van Heusen Corporation                18,608       280,609
American West Holdings Corp. "B"+              29,196       280,282
FEI Co.+                                       12,630       278,649
Charter Municipal Mortgage
  Acceptance Corp.                             18,264       278,161
Stride Rite Corp.                              37,055       277,913
Encompass Service Corp.+                       56,483       276,767
Thomas Industries Inc.                         13,357       276,490
Sinclair Broadcast Group "A"+                  38,133       276,464
Dime Community Bancshares                      10,121       275,797
Zoll Medical Corp.+*                            7,880       274,815
Buckeye Technologies Inc.+                     23,852       274,298
Immunomedics Inc.+                             28,464       273,966
Penton Media Inc.                              18,817       273,787
Brush Engineered Materials                     14,675       273,689
Alliance Semiconductor Corp.+                  23,497       273,153
Parexel International Corp.+                   21,914       272,555
Wit Soundview Group Inc.+                      90,830       272,490
INAMED Corp.+                                  11,469       272,389
GBC Bancorp                                     9,552       272,232
Bandag Inc.                                    10,163       272,165
United National Bancorp                        13,572       271,440
Microsemi Corp.+                                9,685       271,180
Vail Resorts Inc.+                             13,542       270,840
Town & Country Trust                           14,204       270,586
Ocwen Financial Corp.+                         31,839       270,313
CVB Financial Corp.                            16,908       270,021
Presstek Inc.+                                 24,823       269,950
ITC DeltaCom Inc.+                             45,944       269,921
CB Richard Ellis Services Inc.+                17,967       269,864
Riggs National Corp.                           16,996       269,812
Fleetwood Enterprises Inc.*                    29,578       267,681
Systems & Computer Technology Corp.+           29,127       267,604
Southwest Securities Group Inc.*               14,281       266,769
Marcus Corp.                                   19,316       266,561
Westpoint Stevens Inc.*                        29,557       266,013
Armor Holdings Inc.+                           15,111       265,954
NCI Building Systems Inc.+                     15,732       265,871
Edison Schools Inc.+*                          13,090       265,072
F&M Bancorp                                     9,841       264,477
Bio-Rad Laboratories Inc. "A"+                  7,337       264,132
O'Charley's Inc.+                              12,604       263,896
Trammell Crow Co.+                             21,888       260,467
Sovran Self Storage Inc.                       10,628       260,386
Intertrust Technologies Corp.+                 57,765       259,942
Vector Group Ltd.*                             12,366       259,690
Vans Inc.+                                     11,507       259,627
AXT Inc.+                                      17,294       259,410
PMA Capital Corp. "A"                          14,890       258,714
Sandy Spring Bancorp Inc.                       8,447       258,161
Harleysville Group Inc.                        11,613       257,663
IRT Property Co.                               27,943       257,076
Midcoast Energy Resources Inc.                  9,698       256,997
National Health Investors Inc.                 22,049       256,430
Aphton Corp.+                                  12,502       256,291
Columbia Sportswear Co.+                        5,628       255,986
Pep Boys-Manny Moe & Jack Inc.                 42,025       255,932
Stein Mart Inc.+                               23,393       255,861
TriZetto Group Inc. (The)+                     18,319       255,321
Equity Inns Inc.                               32,548       254,851
Symmetricom Inc.+                              21,013       254,783


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
SonicWALL Inc.+                                20,853  $    254,146
Ocular Sciences Inc.+                          14,259       253,988
Novoste Corp.+                                 14,450       253,778
EMCOR Group Inc.+*                              8,268       253,249
EntreMed Inc.+*                                15,229       253,182
PFF Bancorp Inc.                               10,998       252,267
Anaren Microwave Inc.+                         20,075       252,192
Lance Inc.                                     22,407       252,079
Bright Horizons Family Solutions Inc.+         10,625       251,812
ESCO Technologies Inc.+                        10,080       251,597
Great Lakes REIT Inc.                          14,773       250,107
Analogic Corp.                                  5,564       250,032
Organogenesis Inc.+                            30,665       249,920
Monaco Coach Corp.+                            13,895       249,554
Aaron Rents Inc. "B"                           15,476       249,164
Parkway Properties Inc.                         8,675       248,973
Clarent Corp.+                                 20,703       248,436
Ivex Packaging Corp.+                          18,017       247,734
Scott Technologies Inc.+                       11,197       247,734
Walter Industries Inc.                         28,769       247,413
Arthocare Corp.+*                              17,640       246,960
Watts Industries Inc. "A"                      14,786       246,926
Argonaut Group Inc.                            15,523       246,428
IDX Systems Corp.+*                            13,638       246,336
Martek Biosciences Corp.+*                     15,835       245,443
Conmed Corp.+                                  12,786       245,331
Pericom Semiconductor Corp.+                   19,052       245,295
Universal Compression Holdings Inc.+            7,006       245,210
Palm Harbor Homes Inc.+                        16,089       244,352
Roadway Express Inc.                           11,105       244,310
Photon Dynamics Inc.+                          11,564       244,290
Checkpoint Systems Inc.+*                      25,822       244,018
Zoran Corp.+*                                  15,906       243,561
Oshkosh B'gosh Inc. "A"                         9,545       243,398
Neose Technologies Inc.+                        9,886       242,207
Trust Company of New Jersey (The)              14,439       241,853
Nuevo Energy Co.+                              13,645       241,789
Collins & Aikman Corp.+                        54,974       240,786
Forrester Research Inc.+                       10,110       240,744
Frontline Capital Group Inc.+                  23,579       240,211
Isle of Capris Casinos Inc.+                   22,738       240,170
Three-Five Systems, Inc.+                      19,654       239,779
InterVoice-Brite Inc.+                         29,491       239,614
Elcor Corp.                                    17,139       239,603
AremisSoft Corp.+                              18,418       239,434
Cyberonics Inc.+                               14,767       239,041
Student Loan Corp.                              3,415       238,640
Symyx Technologies Inc.+                       18,900       238,613
CACI International Inc. "A"+                    8,835       238,545
Supergen Inc.+                                 23,121       238,435
Hunt (J.B.) Transport Services Inc.+           15,233       238,016
Advantage Learning Systems Inc.+                8,219       237,324
First Merchants Corp.                          10,288       237,267
Pacific Northwest Bancorp                      12,237       237,092
Mesa Air Group Inc.+                           28,309       237,088
Multex.com Inc.+*                              15,276       236,778
Secure Computing Corp.+                        24,595       236,727
First Financial Corp.                           5,917       236,680
Horizon Offshore Inc.+                          9,558       236,560
Financial Federal Corp.+                        9,648       236,376
Prima Energy Corp.+                             7,796       236,316
First Financial Holdings Inc.                  11,798       235,960
Playtex Products Inc.+                         25,616       235,411
Oak Technology Inc.+                           39,805       235,098
Proxim Inc.+                                   23,354       235,000
MKS Instruments Inc.+                          12,551       234,829
WD-40 Company                                  11,735       234,700
Houston Exploration Co.+                        7,799       233,970
OceanFirst Financial Corp.                     10,040       233,430
Penn Virginia Corp.                             6,228       232,242
URS Corp.+                                     12,172       231,268
Rural Cellular Corp. "A"+                       8,565       230,720
Pennsylvania Real Estate Investment
  Trust                                        10,983       230,643
MapInfo Corp.+                                 12,850       228,088
Gardner Denver Inc.+                           11,625       227,850
Semco Energy Inc.*                             16,031       227,640
Calgon Carbon Corp.                            30,412       227,482
Mobile Mini Inc.+                               8,240       227,115
Moog Inc. "A"+                                  6,394       226,987
United Therapeutics Inc.+*                     12,995       226,600
Professional Detailing Inc.+                    3,666       226,318
NTELOS Inc.+                                   11,719       225,591
M.S. Carriers Inc.+                             7,362       225,461
Advanced Tissue Sciences Inc.+                 57,145       225,008
Mattson Technology Inc.+                       14,857       224,712
Handleman Co.+                                 22,532       224,644
BOK Financial Corp.+                            9,145       224,624
Trans World Entertainment Corp.+               25,455       224,322
Strayer Education Inc.                          6,395       223,825
Zygo Corp.+                                    11,812       223,690
Profit Recovery Group International Inc.
  (The)+                                       35,664       222,900
RTI International Metals Inc.+                 16,542       222,490
Viasat Inc.+                                   14,706       222,428


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Alabama National Bancorp                        7,410  $    222,300
Transaction Systems Architects Inc. "A"+       31,061       222,280
RadiSys Corp.+                                 13,075       222,275
Schweitzer-Mauduit International Inc.          12,560       221,684
Russ Berrie & Co. Inc.                          8,787       221,608
Nortek Inc.+                                    8,080       220,988
Comstock Resources Inc.+                       19,636       220,905
Standex International Corp.                     9,600       220,320
Arkansas Best Corp.+                           13,983       220,232
Southwestern Energy Company                    22,219       219,968
Cytogen Corp.+                                 67,672       219,934
Champion Enterprises Inc.+                     42,305       217,871
Landry's Seafood Restaurants Inc.              19,185       217,750
Kansas City Life Insurance Co.                  6,059       216,609
JDA Software Group Inc.+                       18,917       216,363
Digital Insight Corp.+                         18,785       216,027
DuPont Photomasks Inc.+                         4,904       215,183
Valmont Industries Inc.                        12,643       214,141
Navigant Consulting Co.+                       32,099       213,779
Quanex Corp.                                   11,908       213,749
First Indiana Corp.                             8,128       213,360
West Pharmaceutical Services Inc.               9,127       213,115
Spartech Corp.                                 13,187       212,970
Ventiv Health Inc.+                            13,847       212,898
JP Realty Inc.                                 10,916       212,098
Thoratec Labs Corp.+                           24,914       211,769
Bank of Granite Corp.                           9,990       211,663
Polymedica Industries Corp.+*                   9,285       211,234
Ventana Medical Systems Inc.+*                  9,034       210,041
Penn Engineering & Manufacturing Corp.          5,434       210,024
Ibis Technology Corp.+*                         7,630       209,825
Key3Media Group Inc.+                          17,630       209,797
Key Productions Co. Inc.+                      10,109       209,762
Baldwin & Lyons Inc. "B"                        9,714       209,458
Arctic Cat Inc.                                15,284       209,200
Curtiss Wright Corp.                            4,335       209,164
ABIOMED Inc.+*                                 13,260       208,845
Capstead Mortgage Corp.                        15,594       208,648
Berry Petroleum Co. "A"                        16,048       208,624
Lone Star Steakhouse & Saloon Inc.             22,438       208,253
Omega Financial Corp.                           7,639       208,163
Sequa Corp. "A"+                                5,336       208,104
Watsco Inc.                                    17,911       207,409
Matrix Pharmaceutical Inc.+                    22,942       206,478
Fritz Companies Inc.+                          18,871       206,402
Winnebago Industries Inc.                      11,658       206,347
Fossil Inc.+                                   11,856       205,998
Seachange International Inc.+                  15,316       205,809
CoStar Group Inc.+                             10,754       205,670
MEMC Electronics Materials Inc.+               29,537       205,282
Identix Inc.+                                  24,206       205,267
DDi Corp.+                                     12,161       205,217
Shopko Stores Inc.+                            25,652       205,216
Geron Corp.+*                                  19,640       204,993
Fremont General Corp.                          52,728       204,585
Ryerson Tull Inc.                              20,291       203,925
Orbital Sciences Corp.+                        33,812       202,872
Omnova Solutions Inc.                          30,488       202,440
Krispy Kreme Doughnuts Inc.+*                   5,618       202,248
Radiant Systems Inc.+                          14,637       202,174
P.F. Chang's China Bistro Inc.+*                5,769       201,915
Memberworks Inc.+*                              8,587       201,795
Universal Electronics Inc.+                    12,213       201,515
Ciber Inc.+*                                   41,284       201,466
Mail-Well Inc.+                                41,280       201,034
Wabash National Corp.*                         19,586       200,757
McMoRan Exploration Co.+                       14,277       200,592
Learning Tree International Inc.+               9,679       200,537
Dril-Quip Inc.+                                 8,339       200,136
American Industrial Properties                 15,792       200,085
Andover Bancorp Inc.                            5,901       199,896
Travelocity.com Inc.+                          13,494       199,880
Cascade Natural Gas Corp.                       9,770       198,819
Irwin Financial Corp.                           9,397       198,512
Haverty Furniture Companies Inc.               14,480       198,376
Medical Assurance Inc.+                        16,115       198,215
Area Bancshares Corp.                          12,422       197,976
Metromedia International Group Inc.+           63,169       197,719
CPB Inc.                                        6,849       197,337
Midwest Express Holdings Inc.+                 12,475       197,230
United Community Financial Corp.               29,697       196,743
Myers Industries Inc.                          14,526       196,101
Parkervision Inc.+*                             7,258       195,966
New England Business Service Inc.              10,584       195,804
Genrad Inc.+                                   24,447       195,576
NABI Inc.+                                     31,597       195,507
Pegasus Solutions Inc.+                        21,942       195,421
Oneida Ltd.                                    12,233       195,116
Lexington Corp. Properties Trust               15,118       195,022
Mine Safety Appliances Co.                      7,620       194,691
CNA Surety Corp.                               14,642       194,446
Central Parking Corp.                          10,673       194,249
Zenith National Insurance Corp.                 8,212       193,803
Playboy Enterprises Inc. "B"+                  18,182       193,638


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

iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Spanish Broadcasting System Inc. "A"+          29,716  $    193,154
Insignia Financial Group Inc.+                 16,363       193,083
Mississippi Valley Bancshares Inc.              5,581       192,600
Farmers Capital Bank Corp.                      5,496       192,360
Inter-Tel Inc.                                 18,870       192,238
1st Source Corp.                               10,283       192,164
Standard Microsystems Corp.+                   12,724       191,655
Lindsay Manufacturing Co.                      10,352       191,512
Midway Games Inc.+                             26,147       190,873
InterCept Group Inc. (The)+                     7,420       190,138
Wave Systems Corp. "A"+*                       41,634       189,955
Ultimate Electronics Inc.+                      7,593       189,825
Federal-Mogul Corp.                            64,684       189,524
Avant Immunotherapeutics Inc.+                 43,849       189,099
Entertainment Properties Trust*                13,271       188,979
Tularik Inc.+*                                  9,924       188,556
SIPEX Corp.+                                   20,179       188,548
ATS Medical Inc.+                              19,574       188,400
Caraustar Industries Inc.                      23,450       188,333
FSI International Inc.+                        22,769       187,844
Emisphere Technologies Inc.+                   13,083       187,250
Carreker Corp.+                                 9,852       187,188
Net.B@nk Inc.+*                                21,350       186,813
Farmer Brothers Co.                               781       186,610
Frontier Oil Corp.+                            24,204       186,371
Standard Register Co.                          11,401       185,836
First Federal Capital Corp.                    13,214       184,996
Integrated Circuit Systems Inc.+               11,558       184,928
SCM Microsystems Inc.+*                        11,977       184,895
Griffon Corporation+                           23,326       184,275
CT Communications Inc.                         14,439       184,097
Complete Business Solutions Inc.+              19,835       183,870
GoTo.com Inc.+                                 23,434       183,810
Texas Biotech Corp.+                           36,396       183,800
Hickory Tech Corp.                             12,353       183,751
Deltic Timber Corp.                             9,065       183,566
Lightpath Technologies Inc. "A"+               14,185       182,632
Cumulus Media Inc."A"+                         31,579       182,566
SPSS Inc.+                                     10,758       182,214
Alexander's Inc.+                               2,969       181,257
Gold Bancorp Inc.                              25,775       181,230
Cato Corp. "A"                                 12,005       180,825
Cambridge Technology Partners Inc.+            48,102       180,382
Avigen Inc.+*                                  14,778       180,107
Fred's Inc.                                     7,844       179,432
Bel Fuse Inc. "B"                               7,693       179,343
Astec Industries Inc.+                         13,712       179,113
Pinnacle Entertainment Inc.+                   17,001       178,511
Saul Centers Inc.                               9,754       178,498
Robbins & Myers Inc.                            6,962       178,227
Pre-Paid Legal Services Inc.+*                 17,198       178,171
Information Holdings Inc.+                      8,325       178,155
MidAmerica Bancorp                              7,744       178,112
Steak n Shake Company (The)+                   20,618       177,315
Woodhead Industries Inc.                       10,163       177,217
Midas Inc.                                     13,494       176,771
Electro Rent Corp.+                            12,680       175,935
CorVel Corp.+                                   4,970       175,814
Casual Male Corp.                              10,968       175,488
kForce.com Inc.+                               32,987       175,243
Polaroid Corp.                                 40,876       174,132
Praecis Pharmaceuticals Inc.+                   8,728       174,015
Triangle Pharmaceuticals Inc.+                 30,145       173,334
Keynote Systems Inc.+                          15,420       172,511
Centex Construction Products Inc.               6,137       172,450
IGEN International Inc.+*                       9,080       171,953
City Bank                                       8,275       171,706
Crown Media Holdings Inc.+                      9,037       171,703
Jakks Pacific Inc.+                            16,131       171,392
Sturm Ruger & Co. Inc.                         17,389       170,760
Boykin Lodging Co.                             15,360       170,496
Yankee Candle Co. Inc. (The)+*                 12,920       170,156
Vasomedical Inc.+                              44,505       169,675
Vical Inc.+                                    17,704       169,295
Integrated Electrical Services Inc.+           29,672       169,130
SCPIE Holdings Inc.                             8,289       168,267
Rudolph Technologies Inc.+*                     4,831       167,575
Exide Corp.                                    20,403       167,305
Wilsons The Leather Experts Inc.+               8,763       167,045
Championship Auto Racing Teams Inc.+           10,309       167,006
McGrath Rentcorp                                7,633       166,972
CCC Information Services Group Inc.+           19,260       166,719
Research Frontiers Inc.+                        9,128       166,586
Cleveland-Cliffs Inc.                           9,253       166,554
ONYX Software Corp.+                           20,735       166,528
eSPEED Inc. "A"+                                8,140       166,361
SBS Technologies Inc.+                         11,179       166,288
PICO Holdings Inc.+                            11,858       166,012
Century Business Services Inc.+                66,260       165,650
DUSA Pharmaceuticals Inc.+                     12,403       165,115
Hexcel Corp.+                                  16,592       165,090
Kenneth Cole Productions "A"+                   6,591       164,445
DiamondCluster International Inc. "A"+         18,837       163,646
Gabelli Asset Management Inc. "A"+              4,826       161,671


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

iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Crossmann Communities Inc.+                     6,202  $    161,640
NS Group Inc.+                                 14,464       161,274
First Busey Corp. "A"                           8,063       161,260
Cognizant Technology Solutions Corp.+           5,354       160,955
Microvision Inc.+*                             10,589       160,820
Group 1 Automotive Inc.+                       12,778       160,364
Cygnus Inc.+*                                  21,445       160,194
Advanced Marketing Services Inc.                6,843       160,126
Biopure Corp.+*                                12,022       160,043
MGI Pharma Inc.+                               14,599       159,677
Independent Bank Corp.                         10,645       159,675
C-COR.net Corp.+                               23,845       159,463
State Auto Financial Corp.                     10,499       159,454
BSB Bancorp Inc.                                8,456       159,079
Vital Sign Inc.                                 4,937       158,601
LodgeNet Entertainment Corp.+                  10,828       158,360
WESCO International Inc.+                      17,119       158,351
Per-Se Technologies Inc.+                      26,565       156,900
Imatron Inc.+                                  83,360       156,300
LaSalle Hotel Properties                        9,637       156,023
First Consulting Group Inc.+                   15,897       155,989
Magnetek Inc.+                                 16,530       155,878
Sauer Inc.                                     17,487       155,809
Wild Oats Markets Inc.+                        17,252       155,807
National Western Life Insurance
  Company "A"+                                  1,758       155,583
Kos Pharmaceuticals Inc.+                       8,853       155,481
Interpool Inc.                                 10,664       155,161
Stewart Information Services Corp.+             9,216       154,829
BancFirst Corp.                                 3,921       154,389
Luby's Inc.                                    20,273       154,075
AMERCO+                                         7,242       153,892
WestCorp Inc.                                   8,816       153,398
Trex Co. Inc.+                                  4,938       153,127
Concord Camera Corp.+                          21,665       153,009
Martha Stewart Living Inc. "A"+*                8,489       152,802
North Pittsburgh Systems Inc.                  13,343       152,611
Brookline Bancorp Inc.                         11,509       152,494
Pope & Talbot Inc.                             12,295       152,458
Casella Waste Systems Inc. "A"+                16,865       150,731
Interact Commerce Corporation+                 12,821       150,647
Theragenics Corp.+                             23,526       150,331
Knight Transportation Inc.+                     6,159       150,126
Owens Corning*                                 46,905       150,096
X-Rite Inc.                                    15,296       150,054
Philadelphia Consolidated Holding Co.+*         5,413       149,534
Digene Corp.+                                   9,763       148,886
CARBO Ceramics Inc.                             4,394       148,297
World Wrestling Federation
  Entertainment Inc.+                          11,085       148,096
Alliance Pharmaceutical Corp.+                 45,277       147,150
Aware Inc.+                                    15,286       147,128
R&G Financial Corp. "B"                         8,905       146,933
SJW Corp.                                       1,833       146,182
Excel Technology Inc.+                          8,281       145,953
AnswerThink Consulting Group Inc.+             29,918       145,850
SpeedFam-IPEC Inc.+                            22,538       145,793
Universal Forest Products Inc.                  9,590       145,049
PurchasePro.com Inc.+*                         19,949       144,630
VaxGen Inc.+*                                   7,122       144,221
FBL Financial Group Inc. "A"                    9,205       143,598
ProsoftTraining.com+                           18,193       143,270
New Era of Networks Inc.+                      24,110       143,153
ESS Technology Inc.+                           24,698       142,013
Celeritek Inc.+                                11,134       141,958
InteliData Technologies Corp.+                 34,391       141,863
Salton Inc.+*                                   9,305       141,436
Burnham Pacific Properties Inc.                29,514       141,372
Great Atlantic & Pacific Tea Co.               15,420       141,093
Armstrong Holdings Inc.                        34,689       140,490
Talk.com Inc.+                                 62,422       140,450
WFS Financial Inc.+                             7,948       140,084
Pilgrim's Pride Corp. "B"                      14,213       139,998
Tejon Ranch Co.+                                5,666       139,950
RPC Inc.                                       11,388       139,845
Belco Oil & Gas Corp.+                         15,884       139,779
Dover Downs Entertainment Inc.                 11,075       138,437
Digital Island Inc.+*                          76,252       138,207
Digimarc Corp.+*                                9,203       138,045
Intermune Pharmaceuticals Inc.+                 6,544       137,424
Cash American Investments Inc.                 22,520       137,372
Therma-Wave Inc.+                              10,880       137,360
Sonic Automotive Inc.+                         17,594       137,233
Sangstat Medical Corp.+*                       15,444       137,066
MCSi Inc.+*                                     9,244       136,927
Oriental Financial Group Inc.                  10,183       135,943
Santander Bancorp                               7,109       135,071
DVI Inc.+                                       8,736       134,709
Datastream Systems Inc.+                       14,156       134,482
Connetics Corp.+                               26,472       134,015
Valentis Inc.+                                 26,397       133,635
Senior Housing Properties Trust                11,807       133,065
SLI Inc.                                       15,931       133,024
Volt Information Sciences Inc.+                 7,366       132,514


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iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 99
iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Valence Technology Inc.+*                      29,044  $    132,513
Zomax Inc.+                                    25,838       132,420
Thor Industries Inc.                            6,064       131,892
Buckle Inc. (The)+                              6,984       130,950
Gulf Island Fabrication Inc.+                   6,888       130,872
Keithley Instruments Inc.                       8,069       130,718
BankAtlantic Bancorp Inc. "A"*                 20,309       129,978
VIVUS Inc.+                                    29,037       129,215
Columbia Laboratories Inc.+                    21,462       129,201
CDI Corp.+                                      9,935       129,155
Cyber-Care Inc.+                               43,938       129,068
Applica Inc.+                                  20,589       127,652
Glenayre Technologies Inc.+                    58,936       127,081
Northwest Bancorp Inc.                         12,863       127,022
SERENA Software Inc.+                          13,804       125,962
Genome Therapeutics Corp.+                     20,942       125,652
Grace (W.R.) & Company+                        54,344       124,991
Viasystems Group Inc.+                         41,420       124,260
ACTV Inc.+                                     30,342       124,213
Skyline Corp.                                   5,731       123,618
Metasolv Inc.+                                  8,735       123,382
Ackerly Group Inc. (The)+                      10,234       123,320
ADE Corp.+                                      8,699       122,873
Ariad Pharmaceuticals Inc.+                    22,266       122,463
National Presto Industries Inc.                 4,070       121,897
HI/FN Inc.+                                     7,281       121,738
Semitool Inc.+                                 13,502       121,518
Bone Care International Inc.+                   7,417       121,453
Adelphia Business Solutions Inc.+              25,542       121,324
Adept Technology Inc.+                          8,655       121,170
Hotel Reservations Network Inc. "A"+            4,703       121,102
Universal Display Corp.+*                      11,742       121,089
Mesaba Holdings Inc.+                          10,864       120,862
Bay View Capital Corp.                         25,464       120,699
Cubic Corp.                                     4,732       120,666
Buca Inc.+                                      6,477       120,602
Somera Communications Inc.+                    26,639       119,876
Concord Communications Inc.+                   14,618       119,685
Aurora Foods Inc.+                             17,274       119,191
Unova Inc.+                                    39,786       118,960
Sciclone Pharmaceuticals Inc.+                 28,403       118,938
Gerber Scientific Inc.                         17,805       118,759
Fedders Corp.                                  21,184       118,630
Friedman Billings Ramsey Group Inc. "A"+       21,645       118,615
First Niagara Financial Group Inc.             10,595       118,532
Steven Madden Ltd.+                             8,069       118,513
Wackenhut Corp. "A"+*                           8,261       118,298
Lawson Products Inc.                            4,759       117,785
Midland Co.                                     3,709       117,761
Prime Group Realty Trust                        8,416       117,487
BSQUARE Corp.+                                 10,572       116,953
BioMarin Pharmaceutical Inc.+                  15,722       116,932
CSK Auto Corp.+                                16,848       116,251
Puma Technology Inc.+                          30,922       115,958
Electronics Boutique Holdings Corp.+            4,913       115,763
CPI Corp.                                       5,855       115,636
Stepan Co.                                      4,805       115,608
Denbury Resources Inc.+                        14,234       115,295
Sitel Corp.+                                   41,144       115,203
Act Manufacturing Inc.+*                       10,528       115,150
USB Holding Co. Inc.                            8,755       115,128
Value City Department Stores Inc.+             13,855       114,997
II-VI Inc.+                                     9,102       114,913
Sykes Enterprises Inc.+                        20,930       114,461
Actuant Corp.                                   7,025       114,156
Mpower Communications Corp.+*                  44,972       113,835
Liqui-Box Corp.                                 2,670       113,475
Genzyme Transgenics Corp.+                     17,234       113,098
Corrections Corporation of America+           141,295       113,036
Boyd Gaming Corp.+                             33,493       112,871
Meridian Resource Corp. (The)+                 15,816       112,768
Coachmen Industries Inc.                       12,581       112,600
Rent-Way Inc.+                                 21,751       112,453
Rightchoice Managed Care Inc.+                  3,312       112,442
Brightpoint Inc.+                              46,630       112,203
Peregrine Pharmaceuticals+                     76,287       112,047
American Classic Voyages Co.+*                  8,944       111,800
Beasley Broadcast Group Inc. "A"+               7,453       111,795
Great American Financial Resources Inc.         6,193       111,474
HEICO Corp.                                     7,199       110,505
Audiovox Corp. "A"+                            14,390       110,173
Central Garden & Pet Co.+                      12,931       109,913
United Natural Foods Inc.+                      7,813       109,851
APAC Customer Services Inc.+                   20,884       109,641
CSS Industries Inc.+                            4,978       108,769
ZixIt Corp.+*                                  15,416       108,394
infoUSA Inc.+                                  24,696       107,273
Gibraltar Steel Corp.                           6,692       106,654
Diversa Corp.+                                  6,987       105,678
Bush Industries Inc. "A"                        7,328       105,523
IMRglobal Corp.+                               18,750       105,469
Trendwest Resorts Inc.+*                        4,863       105,162
WebTrends Corp.+                               11,676       105,084
Medallion Financial Corp.                      10,378       105,077


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

iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Smart & Final Inc.+                            10,431  $    104,832
NCH Corp.                                       2,193       104,431
Bacou USA Inc.+                                 4,100       104,181
BindView Development Corp.+                    33,580       103,888
Visual Networks Inc.+                          29,099       103,665
International Fibercom Inc.+                   26,721       103,544
eLoyalty Corp.+                                42,445       103,460
Spectralink Corp.+                             10,660       103,269
Net2Phone Inc.+                                10,630       102,314
Davox Corp.+                                    8,985       102,204
Genta Inc.+*                                   17,082       101,809
Ingles Markets Inc. "A"                         8,552       101,555
International Specialty Products Inc.+         12,352       101,286
Computer Horizons Corp.+                       28,932       101,262
Broadbase Software Inc.+                       49,840       101,238
Wink Communications Inc.+                      20,215       101,075
SilverStream Software Inc.+                    10,672       101,051
AMCOL International Corp.                      25,258       101,032
Miravant Medical Technologies+                 12,595       100,760
QuickLogic Corp.+                              18,083       100,587
Nucentrix Broadband Networks Inc.+*             8,127       100,572
Targeted Genetics Corp.+                       23,577       100,202
StarBase Corp.+                                44,737        99,260
Kaiser Aluminum Corp.+                         25,932        99,060
StarMedia Network Inc.+                        32,986        98,958
National Processing Inc.+                       5,322        98,936
Alamosa Holdings Inc.+                          9,330        98,548
Finova Group Inc.                              54,567        98,221
PC-Tel Inc.+                                   13,032        97,740
CardioDynamics International Corp.+            26,861        97,371
Riviana Foods Inc.                              6,076        97,216
Aradigm Corp.+                                 16,876        97,037
Sonosite Inc.+*                                 8,572        96,971
Regent Communications Inc.+                    13,901        96,873
Closure Medical Corp.+                          5,681        96,577
ePresence Inc.+                                21,146        96,479
WatchGuard Technologies Inc.+                  11,679        96,352
EEX Corp.+                                     26,079        96,232
Analysts International Corp.                   18,529        96,119
Rainbow Technologies Inc.+                     19,204        96,020
MRO Software Inc.+                             11,908        96,008
Tanger Factory Outlet Centers Inc.              4,647        95,961
Pacific Gulf Properties Inc.                   16,975        95,909
E.W. Blanch Holdings Inc.                      12,063        95,901
Acme Communications Inc.+                       9,057        95,665
Uniroyal Technology Corp.+                     12,740        95,351
4Kids Entertainment Inc.+*                      8,424        94,938
Westell Technologies Inc.+                     28,067        94,726
Acacia Research Corp.+*                        14,423        94,651
Spiegel Inc. "A"                               13,461        94,227
Insurance Auto Auctions Inc.+                   7,689        94,190
P-Com Inc.+                                    73,283        93,894
Labor Ready Inc.+                              29,805        93,886
Wolverine Tube Inc.+                            7,421        93,876
QRS Corp.+                                     11,031        93,764
Saga Communications Inc.+                       5,663        93,440
Clarus Corp.+                                  14,530        92,629
iXL Enterprises Inc.+                          38,698        91,908
Viewpoint Corp.+                               20,470        91,475
Diametrics Medical Inc.+                       22,134        91,303
Dura Automotive Systems Inc.+                  10,815        91,252
Capital City Bank Group Inc.                    3,620        91,179
Viant Corp.+                                   36,423        91,058
Mechanical Technology Inc.+                    20,765        90,847
Sunrise Technologies International
  Inc.+*                                       48,101        90,189
Startek Inc.+                                   6,338        89,746
Allscripts Healthcare Solutions Inc.+          17,834        89,705
Tenneco Automotive Inc.                        31,955        89,474
Supertex Inc.+                                  7,074        89,309
Packard BioScience Company+                    11,994        89,018
Tuesday Morning Corp.+                          9,088        88,608
Herbalife International Inc. "A"*              12,142        88,515
XM Satellite Radio Holdings Inc. "A"+*         12,704        88,134
Penn National Gaming Inc.+                      7,034        87,925
Ampal-American Israel Corp. "A"+               17,128        87,781
CTC Communications Group Inc.+                 13,892        87,693
Superconductor Technologies Inc.+*             17,089        87,581
Centillium Communications Inc.+*                3,575        87,364
Technology Solutions Co.+                      39,349        87,306
Stamps.com Inc.+                               29,074        87,222
Mercator Software Inc.+                        23,829        87,125
Nanogen Inc.+                                  13,010        87,004
Columbus McKinnon Corp.                        11,118        86,859
Transmontaigne Inc.+                           24,415        86,673
Digital River Inc.+                            17,961        86,437
Matrixone Inc.+                                 5,064        86,405
Maxygen Inc.+                                   7,128        86,316
Convera Corp.+                                  9,996        86,216
Network Equipment Technologies Inc.+           20,281        86,194
Res-Care Inc.+*                                17,232        86,160
Primus Telecommunications Group Inc.+          25,947        85,949
Hyseq Inc.+                                     9,153        85,809
Sanchez Computer Associates Inc.+              11,582        85,417
F5 Networks Inc.+*                             15,948        85,222


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iSHARES SCHEDULES OF INVESTMENTS                                        PAGE 101
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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
TiVo Inc.+*                                    16,330  $     84,712
Credit Suisse First Boston+                    18,574        84,512
Rock-Tenn Company "A"                          10,540        84,320
Private Media Group Inc.+*                     11,741        84,022
HotJobs.com Ltd.+                              16,564        83,855
Cheap Tickets Inc.+                             8,171        83,753
Ethyl Corp.                                    55,805        83,707
CompuCredit Corp.+*                            11,105        83,635
Hayes Lemmerz International Inc.+              14,967        83,516
Robotic Vision Systems Inc.+                   34,195        83,350
Tricord Systems Inc.+*                         15,132        83,226
Stoneridge Inc.+                               11,262        82,776
CoorsTek Inc.+                                  3,001        82,715
Whitehall Jewellers Inc.+                      10,553        82,208
Caminus Corp.+*                                 4,018        82,118
NEO Rx Corporation+                            19,458        81,480
Cell Pathways Inc.+*                           19,809        81,093
Golden Telecom Inc.+                            8,048        79,474
Allied Riser Communications Corp.+             49,717        79,237
Endocare Inc.+                                 10,750        78,273
Luminex Corp.+*                                 4,162        76,737
Network Peripherals Inc.+                      12,089        76,690
Lynx Therapeutics Inc.+                         9,079        76,462
NPC International Inc.+                         7,369        76,453
Credit Acceptance Corp.+*                      14,378        76,383
Friede Goldman Halter Inc.+                    31,104        76,205
Expedia Inc. "A"+                               5,828        76,128
American Axle & Manufacturing
  Holdings Inc.+                                8,127        75,175
Extended Systems Inc.+*                         6,906        75,103
Unigraphics Solutions Inc.+                     4,165        74,970
Brooktrout Inc.+                               12,077        74,726
Arch Wireless Inc.+                           119,503        74,689
Immersion Corp.+                               13,131        74,683
Pricesmart Inc.+                                1,908        74,412
Ulticom Inc.+                                   4,033        74,358
Caliper Technologies Corp.+*                    4,600        74,175
IMPCO Technologies Inc.+*                       4,167        73,964
Callon Petroleum Corp.+                         5,970        73,729
Exelixis Inc.+                                  8,444        73,357
White Electronic Designs Corp.+                13,949        73,232
Gentek Inc.                                     5,601        72,813
Casual Male Corp.+                              6,819        72,452
California Amplifier Inc.+                     14,360        72,249
Biocryst Pharmaceuticals Inc.+                 11,658        72,134
IXYS Corporation+                               4,576        72,072
Microstrategy Inc.+*                           25,033        71,970
Satcon Technology Corp.+*                       7,103        71,918
Advanced Lighting Technologies Inc.+*          13,531        71,883
Clayton Williams Energy Inc.+                   3,847        71,169
Infogrames Inc.+                               12,898        70,939
Valhi Inc.                                      6,987        70,918
Brio Technology Inc.+                          11,639        70,561
Value Line Inc.                                 1,630        68,053
Hollywood Entertainment Corp.+                 31,106        68,044
EarthShell Corp.+                              27,210        68,025
Celsion Corporation+                           52,691        67,444
Cyberoptics Corp.+                              6,379        66,979
NetScout Systems Inc.+                         13,036        66,810
Sorrento Networks Corp.+                       10,746        66,491
Hollywood Media Corp.+                         14,969        66,462
MTI Technology Corp.+                          28,714        66,401
Nanometrics Inc.+                               4,202        66,182
ChromaVision Medical Systems Inc.+             13,925        65,273
Immune Response Corp.+*                        25,673        64,985
PLX Technology Inc.+                           14,748        64,983
Embarcadero Technologies Inc.+                  3,906        64,937
Arguss Communications Inc.+                    11,002        64,912
Warnaco Group Inc. "A"                         46,903        64,726
Manhattan Associates Inc.+                      4,119        64,102
1-800-FLOWERS.com Inc.+                         8,009        64,072
Prize Energy Corp.+                             3,133        63,913
US LEC Corp. "A"+*                              9,006        63,605
Comfort Systems USA Inc.+                      25,875        63,135
AVT Corp.+                                     22,233        62,530
Rare Medium Group Inc.+                        36,316        62,418
Collateral Therapeutics Inc.+*                  6,506        62,417
Xybernaut Corp.+*                              31,084        61,857
Prodigy Communications Corp. "A"+              18,941        61,558
Metals USA Inc.                                22,653        61,163
SportsLine.com Inc.+                           16,415        60,530
Universal Access Inc.+                         10,611        60,483
Indus International Inc.+                      12,405        60,474
iGate Capital Corp.+                           32,019        60,036
3DO Co. (The)+                                 29,953        59,906
Lexicon Genetics Inc.+                          9,042        59,338
Globix Corp.+                                  19,395        58,791
Jupiter Media Metrix Inc.+                     18,089        58,789
Worldpages.com Inc.+                           31,416        58,120
Vasco Data Security International Inc.+        10,650        57,909
Interliant Inc.+                               43,809        57,499
Seaboard Corp.                                    321        57,459
Intrusion.com Inc.+                            14,349        57,396
Gaylord Container Corporation "A"+             49,414        57,320


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
eMagin Corporation+*                           22,732  $     56,830
Coca-Cola Bottling Co.                          1,404        56,774
NBC Internet Inc. "A"+                         39,476        56,747
Bottomline Technologies Inc.+                   7,789        56,714
Ribozyme Pharmaceuticals Inc.+                  9,143        56,595
eGain Communications Corp.+                    23,483        56,506
Pac-West Telecomm Inc.+                        16,078        56,273
Coldwater Creek Inc.+                           2,505        56,212
Vialink Co. (The)+                             18,851        55,375
ACLARA BioSciences Inc.+                       10,054        55,297
Interactive Intelligence Inc.+                  3,842        55,229
Ames Department Stores Inc.+                   26,135        54,720
National Information Consortium Inc.+          15,394        53,398
WorldGate Communications Inc.+                 12,237        52,772
Micron Electronics Inc.+                       31,335        52,643
Ha-Lo Industries Inc.+                         53,104        52,573
Antigenics Inc.+*                               3,488        52,320
Staar Surgical Co.+                            12,182        52,154
Pixelworks Inc.+                                5,204        52,040
JNI Corp.+*                                     6,867        51,503
Alaska Communications Systems Group+            9,175        51,323
Choice One Communications Inc.+                 8,256        51,084
Nuance Communications Inc.+*                    5,075        50,953
Novadigm Inc.+                                 11,899        50,943
Com21 Inc.+                                    25,248        50,496
Crossroads Systems Inc.+                        8,953        50,361
Numerical Technologies Inc.+                    5,079        50,155
LookSmart Ltd.+                                37,114        49,872
eXcelon Corp.+                                 23,604        49,568
High Speed Access Corp.+                       32,952        49,428
Bebe Stores Inc.+*                              2,227        49,272
United Auto Group Inc.+                         4,974        48,546
SoftNet Systems Inc.+                          32,303        48,455
Hall Kinion & Associates Inc.+                  8,356        48,308
Exchange Applications Inc.+                    31,984        47,976
Carrier Access Corp.+                           9,110        47,827
Packeteer Inc.+                                15,758        47,766
Spectra-Physics Lasers Inc.+                    3,162        47,430
On Command Corp.+                               7,588        47,425
SeeBeyond Technology Corp.+                     3,698        47,150
LCC International Inc. "A"+                     9,280        46,400
TeraForce Technology Corp.+                    87,339        46,399
Open Market Inc.+                              34,969        45,897
NetManage Inc.+                                47,262        45,785
CompX International Inc.                        3,926        45,738
Latitude Communications Inc.+                  11,435        45,561
Source Information Management Co.+*            10,094        45,108
IMPSAT Fiber Networks Inc.+                    10,531        44,757
Marimba Inc.+                                  13,201        44,553
National Steel Corp. "B"                       19,077        44,068
Hanover Direct Inc.+                          133,043        43,904
DigitalThink Inc.+*                             4,137        43,180
Websense Inc.+                                  3,635        43,166
Chiquita Brands International Inc.+            33,114        43,048
Sequenom Inc.+                                  5,050        42,925
Cylink Corp.+                                  21,194        42,388
Metawave Communications Corp.+                  6,832        42,273
MP3.com Inc.+                                  19,283        42,182
ePlus Inc.+                                     4,560        41,895
Neotopia Inc.+                                 14,460        41,573
PC Connection Inc.+                             4,295        41,071
Tanning Technology Corp.+                      11,268        40,847
Primus Knowledge Solutions Inc.+               10,885        40,819
CyberSource Corp.+                             23,319        40,808
Vertel Corp.+                                  30,589        40,683
NetRatings Inc.+                                3,572        40,185
Guess ? Inc.+*                                  6,402        39,628
Motient Corp.+                                 30,183        39,615
Procom Technology Inc.+*                        4,593        39,615
McAfee.com Corp.+                               6,576        39,127
Network Plus Corp.+*                            9,927        38,777
Digitas Inc.+                                   8,267        38,752
Hypercom Corp.+                                11,561        38,729
Aspect Medical Systems Inc.+                    3,316        38,549
Revlon Inc. "A"+*                               8,306        38,291
Optical Cable Corp.+*                           3,324        38,018
Information Architects Corp.+                  21,887        36,934
ITXC Corp.+*                                    6,398        36,589
internet.com Corp.+                             9,985        36,196
Be Free Inc.+                                  22,217        36,103
New Century Equity Holdings Corp.+             31,656        35,613
VIA NET.WORKS Inc.+                            13,566        35,611
Nx Networks Inc.+                              43,784        35,575
Data Return Corp.+                             11,700        35,100
Syntel Inc.+                                    4,637        34,778
Meade Instruments Corp.+                        8,408        34,683
U.S. Wireless Corp.+*                          11,639        34,190
Mail.com Inc.+                                 49,527        34,050
Modem Media Inc.+                               9,696        33,936
Appiant Technologies Inc.+*                    10,749        33,591
NetSolve Inc.+                                  4,741        33,187
Polymer Group Inc.                             18,331        32,812
Rhythms Netconnections Inc.+                   74,270        32,493
NationsRent Inc.+                              32,287        32,287


--------------------------------------------------------------------------------
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

iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Oratec Interventions Inc.+                      4,000  $     32,250
Braun Consulting Inc.+                          7,912        32,143
Interlink Electronics Inc.+                     8,649        31,893
NET2000 Communications Inc.+                   10,210        31,268
OTG Software Inc.+                              4,934        31,223
iBasis Inc.+                                    9,721        29,771
Vertex Interactive Inc.+                       15,710        29,456
Register.com+                                   4,620        29,019
Superior Telecom Inc.+                          8,271        28,949
Orchid Biosciences Inc.+                        5,953        28,277
Deltek Systems Inc.+                            7,513        28,174
Gaiam Inc.+*                                    2,580        28,057
Telocity Inc.+                                 13,097        27,831
Allos Therapeutics Inc.+                        4,752        27,621
DSL.net Inc.+                                  28,200        27,319
U.S. Aggregates Inc.                            4,570        26,963
PEC Solutions Inc.+                             2,838        26,961
American Technical Ceramics Corp.+              3,045        26,644
Management Network Group Inc. (The)+            5,230        26,477
NEON Communications Inc.+                       5,291        26,455
eBenx Inc.+                                     5,707        26,395
Paradigm Genetics Inc.+                         4,784        26,312
barnesandnoble.com Inc.+                       20,945        25,527
Paradyne Networks Inc.+                        15,408        25,520
Cysive Inc.+                                    6,368        25,472
Star Scientific Inc.+                          17,671        25,402
Twinlab Corp.+                                 19,299        25,330
Sagent Technology Inc.+                        14,458        25,302
ATSI Communications Inc.+                      55,970        25,186
Geoworks Corp.+                                20,092        25,115
NetZero Inc.+                                  38,005        24,941
Gliatech Inc.+*                                11,713        24,890
Fibernet Telecom Group Inc.+*                   9,227        24,798
Extensity Inc.+                                 4,128        24,510
NETsilicon Inc.+                                6,679        24,211
e.MedSoft.com+                                 35,630        23,872
Z-Tel Technologies Inc.+*                       6,516        23,621
Sequoia Software Corp.+                         4,173        23,285
eMerge Interactive Inc. "A"+*                   6,311        23,272
Metrocall Inc.+                                93,050        23,263
Juno Online Services Inc.+                     20,429        22,983
Gadzoox Networks Inc.+                         12,208        22,890
Netcentives Inc.+                              22,701        22,701
Thermo Fibertek Inc.+                           5,433        22,493
Corillian Corp.+*                               3,769        22,378
Weirton Steel Corp.+                           29,201        22,193
Niku Corp.+                                     8,230        22,118
Airnet Communications Corp.+*                   7,200        21,600
Deltathree Inc.+                               17,251        21,564
MyPoints.com Inc.+                             34,483        21,552
Electric Lightwave Inc. "A"+                   10,222        21,402
Protection One Inc.+                           17,188        21,313
Level 8 Systems Inc.+*                          6,546        21,275
On2.com Inc.+                                  34,831        21,247
Telaxis Communications Corp.+                  14,172        20,815
E-LOAN Inc.+                                   10,972        20,573
Lante Corp.+                                   13,704        20,556
GoAmerica Inc.+*                               10,116        20,548
Drugstore.com Inc.+                            21,896        20,528
Neoforma.com Inc.+                             16,777        19,923
e.spire Communications Inc.+                   56,913        19,564
Dot Hill Systems Corp.+                         9,985        19,471
Saba Software Inc.+*                            3,607        19,388
NEON Systems Inc.+                              4,038        18,802
SciQuest.com Inc.+                             21,414        18,737
Chordiant Software Inc.+                        4,619        18,476
Seminis Inc. "A"+                              10,940        18,461
netGuru Inc.+                                   6,142        18,426
Aperian Inc.+                                  14,355        17,944
Inforte Corp.+                                  2,189        17,512
Teligent Inc. "A"+*                            29,445        17,483
GlobalNet Financial.com Inc.+                  23,747        17,068
iVillage Inc.+                                 33,658        16,829
SmartDisk Corp.+                                5,823        16,421
Photogen Technologies Inc.+*                    8,232        16,207
GC Companies Inc.+                              7,115        15,866
MedicaLogic/Medscape Inc.+                     10,302        15,775
Nexell Therapeutics Inc.+                      10,960        15,413
Vyyo Inc.+                                      7,565        15,366
Preview Systems Inc.+                           5,476        14,888
Blount International Inc.+                      3,367        14,815
Switchboard Inc.+                               4,943        14,520
NetObjects Inc.+                               28,873        14,437
Systemax Inc.+                                  8,708        14,368
MarketWatch.com Inc.+                           4,576        14,300
SVI Solutions Inc.+                            13,811        14,225
Net Perceptions Inc.+                          15,822        13,844
Sonic Innovations Inc.+                         3,347        13,555
Scientific Learning Corp.+                      3,202        13,108
Lightspan Inc.+                                 6,862        12,866
Mediaplex Inc.+                                21,493        12,762
Stockwalk.com Group Inc.+                       6,877        12,035
ValueClick Inc.+                                3,708        11,819
Advanced Radio Telecom Corp.+                  41,998        11,812


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iSHARES RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


                                            SHARES OR
SECURITY                                    PRINCIPAL         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Network Access Solutions Corp.+                18,432  $     11,796
Net.Genesis Corp.+                              6,102        11,632
META Group Inc.+                                8,128        11,135
Internet Pictures Corp.+                       71,112        11,111
Cypress Communications Inc.+                   22,591        10,590
Netpliance Inc.+                               23,723        10,379
AppliedTheory Corp.+                            9,098        10,281
Digital Impact Inc.+                            7,473        10,042
Caldera Systems Inc.+*                          4,641         9,282
Eprise Corp.+                                  12,699         8,334
Onvia.com Inc.+                                10,891         7,998
U.S. Interactive Inc.+                         12,306         6,922
Verado Holdings Inc. "B"+*                     10,547         6,921
CAIS Internet Inc.+                            16,502         6,601
Avenue A Inc.+                                  4,647         5,065
Loudeye Technologies Inc.+                      6,511         4,883
eMachines Inc.+                                17,805         4,451
EpicEdge Inc.+                                 11,791         4,363
Women.com Networks Inc.+                       34,288         4,286
Genomic Solutions Inc.+                         1,302         3,906
TenFold Corp.+                                 11,794         3,686
Coolsavings.com Inc.+                           6,829         3,414
LivePerson Inc.+                                8,661         3,248
Organic Inc.+                                   5,446         2,723
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $781,759,137)                                    712,200,334
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.57%
-------------------------------------------------------------------
Dreyfus Money Market Fund++               $20,794,818    20,794,818
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         4,446,605     4,446,605
Goldman Sachs Financial Square Prime
  Obligation Fund++                         9,976,924     9,976,924
Providian Temp Cash Money Market Fund++    18,814,359    18,814,359
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $54,032,706)                                      54,032,706
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $450,073 and an effective yield of
  4.90%.                                  $   449,889  $    449,889
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $449,889)                                            449,889
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 107.39%
(Cost $836,241,732)                                     766,682,929
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.39%)               (52,743,595)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $713,939,334
===================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.87%
------------------------------------------------------------------
Caremark Rx Inc.+                            105,605  $  1,377,089
Abercrombie & Fitch Co. "A"+                  41,965     1,372,255
Amerisource Health Corp. "A"+                 24,119     1,183,037
AmeriCredit Corp.+                            35,951     1,165,891
Laboratory Corp. of America Holdings+          8,111       975,348
Lincare Holdings Inc.+                        18,393       973,679
Varian Medical Systems Inc.+                  15,091       917,533
Enzon Inc.+                                   19,209       912,427
Investors Financial Services Corp.            14,414       845,021
Eaton Vance Corp.                             27,127       842,293
Barrett Resources Corp.+                      12,386       743,779
Freeport-McMoRan Copper & Gold Inc.+          56,562       738,134
Mettler Toledo International Inc.+            17,840       734,294
AdvancePCS+                                   12,259       665,242
Investment Technology Group Inc.+             12,894       660,173
Shaw Group Inc.+*                             13,338       623,018
Cross Timbers Oil Co.                         25,078       620,680
Medicis Pharmaceutical Corp. "A"+             13,805       618,740
Callaway Golf Co.                             27,749       616,305
Mentor Graphics Corp.+                        29,706       612,686
Metris Companies Inc.*                        28,605       594,412
ResMed Inc.+*                                 14,321       578,568
Renal Care Group Inc.+                        21,376       573,304
OSI Pharmaceuticals Inc.+                     14,077       557,801
Pogo Producing Co.*                           18,738       552,958
Advent Software Inc.+                         12,215       541,277
Patterson Energy Inc.+*                       17,094       540,598
Grey Wolf Inc.+                               82,850       538,525
Barr Laboratories Inc.+                        9,416       538,313
LifePoint Hospitals Inc.+*                    14,840       530,530
Gallagher (Arthur J.) & Co.                   18,930       524,361
Linens 'N Things Inc.+                        18,408       506,220
Roper Industries Inc.                         14,096       504,637
Chesapeake Energy Corp.+                      56,949       503,999
Jack in the Box Inc.+                         16,742       501,423
Mitchell Energy & Development Corp. "A"        9,466       496,965
SkyWest Inc.                                  21,281       494,783
Catellus Development Corp.+                   31,253       492,235
Commerce Bancorp Inc.                          8,169       490,140
Whole Foods Market Inc.+*                     11,629       489,872
Greater Bay Bancorp                           19,382       488,184
Legato Systems Inc.+                          40,211       485,045
Plexus Corp.+*                                18,926       484,979
Lee Enterprises Inc.                          15,909       484,429
Key Energy Services Inc.+                     45,248       484,154
Varian Semiconductor Equipment
  Associates Inc.+                            15,107       482,480
CEC Entertainment Inc.+                       10,816       479,690
Stillwater Mining Co.+                        17,732       479,651
Veeco Instruments Inc.+                       11,294       469,407
Lone Star Technologies Inc.+                  10,874       464,863
Ruby Tuesday Inc.                             23,359       458,070
Cheesecake Factory (The)+                     12,348       454,561
Smith (Charles E) Residential Realty
  Inc.                                         9,905       450,578
Coherent Inc.+                                12,633       448,471
Aviron+                                       10,710       445,134
MIPS Technologies Inc. "A"+*                  17,829       443,496
Hain Celestial Group Inc.+                    15,260       442,540
Manugistics Group Inc.+*                      24,127       441,826
Zebra Technologies Corp. "A"+                 11,563       440,839
Alpharma Inc. "A"*                            13,382       438,127
American Eagle Outfitters Inc.+               15,221       437,604
Avocent Corporation+*                         20,025       436,795
Stone Energy Corp.+                            8,847       435,892
Citadel Communications Corp.+                 17,028       423,572
VISX Inc.+                                    24,571       421,884
Polaris Industries Partners LP "A"             9,327       421,580
BARRA Inc.+                                    7,738       417,852
Retek Inc.+                                   22,156       416,810
Career Education Corp.+                        8,269       415,517
Timberland Co. "A"+                            8,096       411,277
LTX Corp.+                                    22,001       411,144
Cirrus Logic Inc.+                            27,373       408,884
Pacific Sunwear of California Inc.+           14,821       407,578
AMETEK Inc.                                   14,708       405,941
Apria Healthcare Group Inc.+                  16,702       403,854
Crompton Corp.                                35,928       402,394
Plantronics Inc.+                             22,639       402,295
Consol Energy Inc.                            11,577       399,406
UTI Energy Corp.+                             13,165       398,241
Wiley (John) & Sons Inc. "A"                  20,965       396,239
Priority Healthcare Corp. "B"+                10,481       395,658
Black Box Corp.+                               8,826       393,309
Cousins Properties Inc.                       15,608       390,356
Graco Inc.                                    13,914       389,592
Inhale Therapeutic Systems Inc.+*             18,176       388,512
Cambrex Corp.                                  9,330       387,661
Varian Inc.+                                  15,154       387,374
Orthodontic Centers of America Inc.+*         18,769       384,765
Mercury Computer Systems Inc.+                 9,965       382,407


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Province Healthcare Co.+                      12,554  $    382,112
Church & Dwight Co. Inc.                      17,575       381,905
Dal-Tile International Inc.+                  25,350       381,517
Myriad Genetics Inc.+                          9,349       379,219
Park National Corp.                            4,330       374,112
Leap Wireless International Inc.+             13,204       370,537
Iomega Corp.+                                 99,195       365,038
TrustCo Bank Corp.                            28,219       363,320
Great Plains Software Inc.+                    5,900       361,734
Veritas DGC Inc.+                             11,280       360,396
Delta & Pine Land Co.                         14,954       360,391
Price Communications Corp.+                   20,697       356,195
Exar Corp.+                                   17,932       351,916
Brown & Brown Inc.                            10,308       350,987
Copart Inc.+                                  17,037       349,088
Electro Scientific Industries Inc.+           12,422       348,592
Donnelley (R.H.) Corp.+                       11,817       342,693
Molecular Devices Corp.+                       7,466       339,703
IDEXX Laboratories Inc.+                      15,277       335,139
Impath Inc.+                                   7,221       334,874
Tetra Tech Inc.+                              16,537       334,874
C&D Technologies Inc.                         12,121       334,540
HS Resources Inc.+                             7,415       333,675
Interwoven Inc.+                              33,124       333,310
Blyth Inc.                                    14,422       332,427
Informatica Corp.+                            24,948       332,120
Aspen Technology Inc.+*                       13,889       331,600
Silicon Valley Bancshares+*                   14,086       331,021
Swift Energy Co.+                             10,324       330,781
Tupperware Corp.                              13,857       330,628
Louis Dreyfus Natural Gas Corp.+               8,930       330,410
Choice Hotels International Inc.+             24,062       329,649
Bally Total Fitness Holding Corp.+            11,172       329,015
NVR Inc.+                                      2,014       328,282
Atlantic Coast Airlines Holdings Inc.+        15,574       327,054
Michaels Stores Inc.+                         10,809       323,594
Syncor International Corp.+                    9,986       322,049
Newport News Shipbuilding Inc.                 6,568       321,175
Dionex Corp.+                                 10,195       320,505
Insight Enterprises Inc.+                     15,170       320,466
Meredith Corp.                                 9,158       319,706
Houghton Mifflin Co.                           6,945       319,539
Maverick Tube Corp.+                          15,509       319,485
Advanced Digital Information Corp.+           18,328       317,304
Intermedia Communications Inc.+*              18,246       317,024
Brooks Automation Inc.+                        7,922       314,899
Fisher Scientific International Inc.+          8,872       314,424
Education Management Corp.+                    9,619       313,820
Invitrogen Corp.+                              5,694       312,316
Verity Inc.+                                  13,619       308,981
Pacific Capital Bancorp                       10,769       308,936
Netegrity Inc.+*                              12,515       308,182
Cubist Pharmaceuticals Inc.+                  12,544       307,328
CuraGen Corp.+*                               13,064       306,187
Sonic Corp.+                                  12,179       305,236
Solutia Inc.                                  24,910       303,902
St. Mary Land & Exploration Co.               12,828       298,251
Albany Molecular Research Inc.+                8,489       297,115
Perot Systems Corp. "A"+                      27,013       295,792
Cooper Companies Inc.                          6,232       295,085
Quantum Corp. - Hard Disk Drive+              27,875       294,360
Valspar Corp.                                 10,254       294,187
Cymer Inc.+                                   13,550       293,086
Duane Reade Inc.+*                             8,371       290,474
Fair Isaac and Co. Inc.                        4,963       290,385
Korn/Ferry International+                     17,274       289,685
Infocus Corp.+                                17,669       289,330
Eclipsys Corp.+                               14,761       287,839
Alliant Techsystems Inc.+                      3,250       287,788
Emcore Corp.+                                 11,474       287,567
Applebee's International Inc.                  8,056       287,499
CAL Dive International Inc.+                  11,323       287,321
Respironics Inc.+                              9,406       286,883
Scholastic Corp.+                              7,921       285,651
FactSet Research Systems Inc.                  9,423       284,575
Insituform Technologies Inc. "A"+              8,676       283,055
SICOR Inc.+                                   20,285       282,722
Pure Resources Inc.+                          14,579       281,375
Aeroflex Inc.+                                26,844       276,829
Kulicke & Soffa Industries Inc.+              20,329       275,712
Elantec Semiconductor Inc.+                   10,298       272,897
Cerner Corp.+                                  7,964       272,767
Technitrol Inc.                               10,940       272,297
BlackRock Inc.+                                7,562       272,232
Triad Hospitals Inc.+                          9,586       270,805
Accredo Health Inc.+                           8,284       270,783
Newpark Resources Inc.+                       30,065       270,284
Genesco Inc.+                                  9,864       270,274
HON Industries Inc.                           11,697       268,680
Pharmaceutical Product Development Inc.+       6,370       268,336


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Corporate Executive Board Co. (The)+           8,819  $    266,224
Photronics Inc.+                              10,769       265,860
CTS Corp.                                     12,774       265,060
Too Inc.+                                     14,144       265,059
Hooper Holmes Inc.                            30,378       260,947
HNC Software Inc.+                            14,824       260,347
Rent-A-Center Inc.+                            5,635       258,858
Heidrick & Struggles International Inc.+       8,935       258,557
Insight Communications Co. Inc.+               9,749       258,348
GTECH Holdings Corp.+                          9,471       258,085
Boyds Collection Ltd. (The)+                  27,152       257,944
Stericycle Inc.+                               5,771       257,531
Haemonetics Corp.+                             7,750       256,525
Avant! Corp.+                                 14,664       252,954
Actuate Corp.+                                26,233       250,853
Methode Electronics Inc. "A"                  13,964       250,479
Noven Pharmaceuticals Inc.+                    8,842       250,339
FileNET Corp.+                                15,856       248,741
Rehab Care Group Inc.+                         6,031       248,477
Landstar System Inc.+                          3,658       247,829
FuelCell Energy Inc.+*                         4,894       247,147
CV Therapeutics Inc.+*                         7,486       247,038
Rogers Corp.+                                  6,942       246,510
Argosy Gaming Co.+                             9,426       246,019
NetIQ Corp.+*                                 13,016       245,677
Performance Food Group Co.+                    4,677       245,543
Fulton Financial Corp.                        12,048       244,725
Helix Technology Corp.                        10,391       244,026
Biosite Diagnostics Inc.+                      6,447       241,762
Cell Therapeutics Inc.+                       13,321       238,945
Titan Pharmaceuticals Inc.+                   10,725       238,095
Hyperion Solutions Corp.+                     14,724       237,425
Immunogen Inc.+*                              17,681       236,483
Ventas Inc.                                   27,623       234,796
Morrison Management Specialist Inc.            5,884       234,713
Remedy Corp.+                                 12,187       234,600
Omnicare Inc.                                 10,878       233,333
Westamerica Bancorp                            6,140       231,785
Valuevision International Inc. "A"+           16,584       231,140
Vintage Petroleum Inc.                        11,306       230,077
NYFIX Inc.+                                    9,924       227,632
NPS Pharmaceuticals Inc.+                     10,832       227,472
Gartner Group Inc. "A"+                       33,665       226,902
Hot Topic Inc.+*                               8,076       226,128
Labranche & Co. Inc.+                          7,029       226,053
Amylin Pharmaceuticals Inc.+                  22,557       224,160
Direct Focus Inc.+*                            8,956       223,900
Superior Energy Services Inc.+                20,577       223,775
Cost Plus Inc.+                                9,646       222,461
Affiliated Managers Group Inc.+                4,723       221,981
NBTY Inc.+                                    26,082       221,697
Rayovac Corp.+*                               12,670       221,092
On Assignment Inc.+                           10,562       220,482
Mid Atlantic Medical Services Inc.+           10,849       220,235
SCP Pool Corp.+                                6,773       220,123
Syntroleum Corp.+                             15,229       219,869
Station Casinos Inc.+                         15,912       219,745
Mentor Corp.                                   9,743       219,217
Neurocrine Biosciences Inc.+                  10,621       219,058
Trimeris Inc.+                                 7,293       218,790
Power Integrations Inc.+*                     12,633       217,919
Claire's Stores Inc.                          12,159       215,214
IDT Corp.+                                    10,611       214,873
Progress Software Corp.+                      14,689       212,991
United Stationers Inc.+                        8,774       212,770
Actel Corp.+                                  10,365       211,835
Surmodics Inc.+                                5,876       211,536
Ethan Allen Interiors Inc.                     6,258       211,395
Matthews International Corp. "A"               6,458       211,298
Hilb Rogal & Hamilton Co.                      6,035       211,225
Edwards (J.D.) & Co.+                         21,650       211,087
Maxtor Corp.+*                                30,084       210,588
Donaldson Co. Inc.                             7,879       210,291
Asyst Technologies Inc.+                      16,174       210,262
Forward Air Corp.+                             6,402       209,265
United Television Inc.+                        1,834       208,618
Ligand Pharmaceuticals Inc. "B"+              21,268       208,028
Chico's FAS Inc.+*                             6,266       205,603
Manitowoc Co. Inc.                             8,284       205,443
Teledyne Technologies Inc.+                   14,576       204,064
Trimble Navigation Ltd.+                      10,775       204,052
Men's Wearhouse Inc. (The)+                    9,405       202,960
MRV Communications Inc.+*                     28,945       201,711
SONICblue Inc.+                               42,461       201,690
Gene Logic Inc.+                              11,917       199,610
ATMI Inc.+                                    10,764       199,134
Dendrite International Inc.+                  14,203       198,842
Illuminet Holdings Inc.+                       9,632       198,058
Grey Global Group Inc.                           305       197,640
SBA Communications Corp.+                     12,491       197,514


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Sirius Satellite Radio Inc.+*                 15,875  $    197,445
99 Cents Only Stores+                          8,494       196,296
Scotts Co. (The) "A"+                          5,140       195,577
Zale Corp.+                                    6,720       194,880
Topps Co. (The)+                              19,202       194,420
Waste Connections Inc.+                        6,736       194,081
Regeneron Pharmaceuticals Inc.+                8,716       193,386
DSP Group Inc.+                               12,428       192,634
Dreyer's Grand Ice Cream Inc.                  7,410       192,197
Sunglass Hut International Inc.+              16,650       190,434
Children's Place Retail Stores Inc.+*          7,824       187,776
FYI Inc.+                                      5,590       186,916
Sensormatic Electronics Corp.+                 9,818       186,542
Atlas Air Inc.+                                6,616       186,240
Intranet Solutions Inc.+                       7,773       186,066
Sotheby's Holdings Inc. "A"+                  10,079       185,151
InterDigital Communications Corp.+            24,759       184,919
Teleflex Inc.                                  4,511       184,725
Vicor Corp.+                                   8,957       183,619
Enzo Biochem Inc.+*                           10,881       182,692
ANADIGICS Inc.+                               13,786       182,664
Packaging Corporation of America+             13,719       181,091
Energy Conversion Devices Inc.+                7,391       181,079
Brady Corp. "A"                                5,371       181,003
Kronos Inc.+                                   5,751       180,797
Pinnacle Systems Inc.+                        21,327       179,947
Littelfuse Inc.+                               7,149       179,619
Papa John's International Inc.+*               7,530       179,308
Guitar Center Inc.+                           10,118       178,330
Spinnaker Exploration Co.+                     4,032       176,198
ITT Educational Services Inc.+                 6,495       176,014
Kent Electronics Corp.+                        9,758       175,644
PRI Automation Inc.+*                         10,212       174,881
Dial Corp.                                    13,986       174,825
Ilex Oncology Inc.+                           11,447       174,567
REMEC Inc.+                                   17,430       174,300
Evergreen Resources Inc.+                      4,586       173,397
Constellation Brands Inc.+                     2,412       171,686
Aurora Biosciences Corp.+                      9,515       170,081
KV Pharmaceuticals Co. "B"+                    8,551       169,566
Cryolife Inc.+                                 6,498       168,493
Pharmacopeia Inc.+                             9,414       168,275
Corinthian Colleges Inc.+                      4,152       167,118
John Nuveen Co. "A"                            3,094       167,076
Pharmacyclics Inc.+                            7,411       166,748
Atwood Oceanics Inc.+                          4,054       165,890
Artesyn Technologies Inc.+                    15,103       163,301
Cadiz Inc.+                                   16,416       163,134
Documentum Inc.+                              14,767       162,437
Micros Systems Inc.+                           7,983       161,656
EGL Inc.+                                      6,616       161,265
Factory 2-U Stores Inc.+                       5,829       159,205
Black Hills Corp.                              3,478       158,979
Concurrent Computer Corp.+                    25,432       158,950
Alexion Pharmaceuticals Inc.+                  6,913       157,703
Bio-Technology General Corp.+                 25,211       157,317
Rare Hospitality International Inc.+           6,308       156,912
Coinstar Inc.+                                 9,357       156,730
Frontier Airlines Inc.+                       12,845       156,548
Oakley Inc.+                                   8,766       155,772
Skechers U.S.A. Inc. "A"+*                     6,489       155,736
Integrated Silicon Solution Inc.+             11,899       154,687
Administaff Inc.+                              8,507       154,402
Southwest Bancorp of Texas Inc.+               4,908       153,989
General Semiconductor Inc.+                   16,222       153,622
ProBusiness Services Inc.+                     6,952       152,510
Neurogen Corp.+                                6,427       151,838
Plains Resource Inc.+                          7,222       151,662
Forest Oil Corp.+                              5,069       151,563
Rollins Inc.                                   7,803       150,598
Paxson Communications Corp.+                  15,385       150,004
American Superconductor Corp.+                 9,329       149,847
Natural Microsystems Corp.+*                  16,835       149,411
I-Stat Corp.+                                  7,511       149,281
Mills Corp.                                    7,134       149,029
MacDermid Inc.                                 8,219       148,600
NCO Group Inc.+                                5,813       148,595
Computer Network Technology Corp.+            13,356       148,586
Unit Corp.+                                    8,971       148,470
Advanced Energy Industries Inc.+               5,739       148,138
Corixa Corp.+                                 18,462       147,696
Tweeter Home Entertainment Group Inc.+         7,593       147,589
Isis Pharmaceuticals Inc.+*                   15,942       147,463
MedQuist Inc.+                                 6,776       146,955
Global Payments Inc.+                          7,933       146,760
National Penn Bancshares Inc.                  6,096       146,685
Phoenix Technologies Ltd.+                    10,568       146,631
Datascope Corp.                                4,046       146,415
Terremark Worldwide Inc.+                     58,476       146,190
Franklin Electric Co. Inc.                     2,041       146,187


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Cohu Inc.                                      9,353  $    145,556
Lightbridge Inc.+                             12,721       145,496
Transkaryotic Therapies Inc.+                  8,226       144,469
AirGate PCS Inc.+                              3,830       144,104
Bell & Howell Co.+                             6,377       143,801
CUNO Inc.+                                     4,951       143,579
MAXIMUS Inc.+                                  4,847       143,520
FEI Co.+                                       6,498       143,362
Lands' End Inc.+*                              5,190       142,465
Wit Soundview Group Inc.+                     47,404       142,212
Intertan Inc.+                                11,231       142,072
Tollgrade Communications Inc.+                 5,514       141,986
Electroglas Inc.+                              8,601       141,916
Immunomedics Inc.+                            14,722       141,699
Zoll Medical Corp.+*                           4,056       141,453
INAMED Corp.+                                  5,948       141,265
Speedway Motorsports Inc.+                     5,429       141,154
ITC DeltaCom Inc.+                            24,022       141,129
Alliance Semiconductor Corp.+                 12,117       140,860
Cerus Corp.+                                   3,179       140,273
Town & Country Trust                           7,361       140,227
Benchmark Electronics Inc.+*                   7,180       140,010
Presstek Inc.+                                12,863       139,885
Systems & Computer Technology Corp.+          15,094       138,676
ADVO Inc.+                                     3,754       138,523
Gentiva Health Services Inc.+                  7,196       137,174
Young Broadcasting Corp. "A"+                  4,337       136,073
Intertrust Technologies Corp.+                30,167       135,751
Briggs & Stratton Corp.                        3,535       135,638
Manufactured Home Communities Inc.             5,017       135,459
AXT Inc.+                                      8,952       134,280
Ultratech Stepper Inc.+                        5,412       133,271
Aphton Corp.+                                  6,486       132,963
TriZetto Group Inc. (The)+                     9,514       132,601
SonicWALL Inc.+                               10,841       132,125
Georgia Gulf Corp.                             7,572       131,829
EntreMed Inc.+*                                7,865       130,756
Anaren Microwave Inc.+                        10,378       130,374
Novoste Corp.+                                 7,419       130,296
Bright Horizons Family Solutions Inc.+         5,480       129,876
Organogenesis Inc.+                           15,901       129,593
Scott Technologies Inc.+                       5,798       128,281
Clarent Corp.+                                10,689       128,268
Oshkosh B'gosh Inc. "A"                        5,016       127,908
Martek Biosciences Corp.+*                     8,229       127,549
Pericom Semiconductor Corp.+                   9,862       126,973
Arthocare Corp.+*                              9,067       126,938
Neose Technologies Inc.+                       5,127       125,612
Forrester Research Inc.+                       5,247       124,944
Isle of Capris Casinos Inc.+                  11,792       124,553
Frontline Capital Group Inc.+                 12,206       124,349
Columbia Sportswear Co.+                       2,728       124,081
Microsemi Corp.+                               4,425       123,900
AremisSoft Corp.+                              9,530       123,890
Prima Energy Corp.+                            4,086       123,857
InterVoice-Brite Inc.+                        15,219       123,654
Supergen Inc.+                                11,990       123,647
Cyberonics Inc.+                               7,620       123,349
Secure Computing Corp.+                       12,811       123,306
Symyx Technologies Inc.+                       9,753       123,132
Houston Exploration Co.+                       4,100       123,000
Advantage Learning Systems Inc.+               4,259       122,979
Nordson Corp.                                  4,727       122,902
Simpson Manufacturing Co. Inc.+                2,492       122,856
Zoran Corp.+                                   8,001       122,515
Multex.com Inc.+                               7,904       122,512
Cabot Oil & Gas Corp. "A"                      4,537       122,499
Oak Technology Inc.+                          20,673       122,100
Tredegar Corporation                           6,911       121,634
Rural Cellular Corp. "A"+                      4,503       121,300
Photon Dynamics Inc.+                          5,736       121,173
Three-Five Systems, Inc.+                      9,926       121,097
WD-40 Company                                  6,026       120,520
Proxim Inc.+                                  11,969       120,438
MKS Instruments Inc.+                          6,399       119,725
Washington Real Estate Investment Trust        5,124       119,594
Cabot Microelectronics Corp.+                  2,700       118,800
Western Digital Corp.+                        24,952       118,772
Professional Detailing Inc.+                   1,921       118,592
Barnes & Noble Inc.+                           4,943       118,138
NTELOS Inc.+                                   6,136       118,118
Strayer Education Inc.                         3,360       117,600
MapInfo Corp.+                                 6,624       117,576
United Therapeutics Inc.+*                     6,724       117,250
Cullen/Frost Bankers Inc.                      3,417       117,032
Advanced Tissue Sciences Inc.+                29,568       116,424
Mattson Technology Inc.+                       7,692       116,342
Quiksilver Inc.+                               4,380       116,289
Mobile Mini Inc.+                              4,212       116,093


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Profit Recovery Group International Inc.
  (The)+                                      18,483  $    115,519
RadiSys Corp.+                                 6,776       115,192
Zygo Corp.+                                    6,060       114,761
First BanCorp.                                 4,430       114,737
Westpoint Stevens Inc.*                       12,710       114,390
Cytogen Corp.+                                35,122       114,146
Viasat Inc.+                                   7,451       112,696
Digital Insight Corp.+                         9,741       112,021
DuPont Photomasks Inc.+                        2,516       110,400
Symmetricom Inc.+                              9,068       109,950
Airtran Holdings Inc.+                        13,951       109,376
Thoratec Labs Corp.+                          12,840       109,140
Polymedica Industries Corp.+*                  4,784       108,836
Ventana Medical Systems Inc.+                  4,668       108,531
Commonwealth Telephone Enterprises Inc.+       3,132       108,054
Matrix Pharmaceutical Inc.+                   11,995       107,955
THQ Inc.+                                      2,838       107,844
New York Community Bancorp                     3,704       107,402
CVB Financial Corp.                            6,707       107,111
ABIOMED Inc.+*                                 6,796       107,037
Fossil Inc.+                                   6,151       106,874
Elcor Corp.                                    7,642       106,835
Seachange International Inc.+                  7,926       106,506
Identix Inc.+                                 12,540       106,339
Idex Corp.                                     3,650       105,777
Ibis Technology Corp.+*                        3,826       105,215
Memberworks Inc.+*                             4,462       104,857
Radiant Systems Inc.+                          7,588       104,809
Universal Electronics Inc.+                    6,336       104,544
Geron Corp.+*                                  9,991       104,281
Fairfield Communities Inc.+                    6,495       103,725
P.F. Chang's China Bistro Inc.+*               2,963       103,705
O'Reilly Automotive Inc.+                      5,191       103,496
Learning Tree International Inc.+              4,979       103,159
Dril-Quip Inc.+                                4,277       102,648
NABI Inc.+                                    16,410       101,537
Berry Petroleum Co. "A"                        7,759       100,867
NextCard Inc.+                                 9,759       100,640
Edwards Lifesciences Corp.+                    5,121       100,372
Parkervision Inc.+*                            3,714       100,278
United Rentals Inc.+                           6,105        99,695
Spanish Broadcasting System Inc. "A"+         15,253        99,145
Wave Systems Corp. "A"+                       21,645        98,755
Ultimate Electronics Inc.+                     3,917        97,925
Avant Immunotherapeutics Inc.+                22,686        97,833
Ciber Inc.+                                   20,034        97,766
InterCept Group Inc. (The)+                    3,815        97,759
Carreker Corp.+                                5,117        97,223
Frontier Oil Corp.+                           12,574        96,820
SIPEX Corp.+                                  10,360        96,801
Tularik Inc.+*                                 5,076        96,444
Emisphere Technologies Inc.+                   6,726        96,266
GoTo.com Inc.+                                12,219        95,843
SCM Microsystems Inc.+*                        6,208        95,836
CT Communications Inc.                         7,488        95,472
Texas Biotech Corp.+                          18,866        95,273
Complete Business Solutions Inc.+             10,270        95,203
SPSS Inc.+                                     5,579        94,494
Alexander's Inc.+                              1,534        93,651
Avigen Inc.+*                                  7,631        93,003
Information Holdings Inc.+                     4,334        92,748
ATS Medical Inc.+                              9,591        92,313
Lightpath Technologies Inc. "A"+               7,080        91,155
CorVel Corp.+                                  2,574        91,055
Pre-Paid Legal Services Inc.+*                 8,755        90,702
Midas Inc.                                     6,919        90,639
Forest City Enterprises Inc. "A"               1,992        90,337
DDi Corp.+                                     5,351        90,298
Petsmart Inc.+                                22,527        90,108
Libbey Inc.                                    3,017        90,088
Ventiv Health Inc.+                            5,832        89,667
Regis Corp.                                    6,107        89,315
Central Parking Corp.                          4,895        89,089
IGEN International Inc.+*                      4,677        88,571
Keynote Systems Inc.+                          7,917        88,571
Ferro Corp.                                    4,330        88,029
Yankee Candle Co. Inc. (The)+*                 6,678        87,949
Vasomedical Inc.+                             23,041        87,844
Rudolph Technologies Inc.+*                    2,507        86,962
Vical Inc.+                                    9,085        86,875
kForce.com Inc.+                              16,283        86,503
Ivex Packaging Corp.+                          6,286        86,432
CCC Information Services Group Inc.+           9,983        86,415
Inter-Tel Inc.                                 8,478        86,370
ONYX Software Corp.+                          10,737        86,232
Vans Inc.+                                     3,811        85,986
Century Business Services Inc.+               34,270        85,675
Armor Holdings Inc.+                           4,861        85,554
Lindsay Manufacturing Co.                      4,609        85,266


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Research Frontiers Inc.+                       4,662  $     85,082
Valmont Industries Inc.                        4,999        84,671
Spartech Corp.                                 5,240        84,626
Integrated Circuit Systems Inc.+               5,283        84,528
DUSA Pharmaceuticals Inc.+                     6,338        84,375
Astec Industries Inc.+                         6,426        83,940
Kenneth Cole Productions "A"+                  3,363        83,907
Microvision Inc.+*                             5,512        83,714
Harman International Industries Inc.           3,256        83,321
DiamondCluster International Inc. "A"+         9,580        83,226
First Busey Corp. "A"                          4,149        82,980
Take-Two Interactive Software Inc.+*           5,809        82,869
Cognizant Technology Solutions Corp.+          2,752        82,732
WESCO International Inc.+                      8,943        82,723
Biopure Corp.+*                                6,213        82,711
MGI Pharma Inc.+                               7,521        82,261
IDX Systems Corp.+*                            4,518        81,606
Per-Se Technologies Inc.+                     13,791        81,453
C-COR.net Corp.+                              12,141        81,193
Imatron Inc.+                                 43,031        80,683
Netro Corp.+                                  16,058        80,290
American Italian Pasta Co. "A"+                2,491        79,712
Trex Co. Inc.+                                 2,569        79,665
eSPEED Inc. "A"+                               3,877        79,236
Concord Camera Corp.+                         11,207        79,149
Kirby Corp.+                                   3,927        78,540
Swift Transportation Co. Inc.+*                4,242        78,477
Carlisle Companies Inc.                        2,394        78,092
Martha Stewart Living Inc. "A"+*               4,331        77,958
Crawford & Co. "B"                             5,769        77,593
Digene Corp.+                                  5,068        77,287
Horizon Offshore Inc.+                         3,120        77,220
CARBO Ceramics Inc.                            2,287        77,186
Triarc Companies Inc.+                         3,134        77,096
Pinnacle Entertainment Inc.+                   7,295        76,598
Advanced Marketing Services Inc.               3,254        76,144
Championship Auto Racing Teams Inc.+           4,658        75,460
Transaction Systems Architects Inc. "A"+      10,543        75,448
Diagnostic Products Corp.                      1,445        75,357
Alliance Pharmaceutical Corp.+                23,129        75,169
AnswerThink Consulting Group Inc.+            15,397        75,060
Aware Inc.+                                    7,688        73,997
Borders Group Inc.+                            4,380        73,715
ProsoftTraining.com+                           9,352        73,647
InteliData Technologies Corp.+                17,821        73,512
Excel Technology Inc.+                         4,166        73,426
Maxim Pharmaceuticals Inc.+*                  10,922        73,396
PurchasePro.com Inc.+*                        10,081        73,087
School Specialty Inc.+                         3,373        72,730
Talk.com Inc.+                                32,266        72,599
X-Rite Inc.                                    7,349        72,094
Tejon Ranch Co.+                               2,917        72,050
Digimarc Corp.+*                               4,796        71,940
Universal Compression Holdings Inc.+           2,044        71,540
Salton Inc.+*                                  4,655        70,756
Penn Virginia Corp.                            1,893        70,590
Celeritek Inc.+                                5,532        70,533
Sangstat Medical Corp.+*                       7,929        70,370
Independent Bank Corp.                         4,666        69,990
Digital Island Inc.+*                         38,584        69,934
Connetics Corp.+                              13,734        69,528
Valentis Inc.+                                13,695        69,331
Kos Pharmaceuticals Inc.+                      3,931        69,038
Cable Design Technologies Corp.+               5,128        68,715
Orbital Sciences Corp.+                       11,434        68,604
Valence Technology Inc.+*                     14,915        68,050
ESS Technology Inc.+                          11,828        68,011
Zomax Inc.+                                   13,242        67,865
Extended Stay America Inc.+                    4,522        67,830
Sunrise Assisted Living Inc.+*                 3,420        67,331
Cyber-Care Inc.+*                             22,715        66,725
Key3Media Group Inc.+                          5,590        66,521
OM Group Inc.                                  1,249        66,509
VIVUS Inc.+                                   14,926        66,421
Intermune Pharmaceuticals Inc.+                3,143        66,003
New Era of Networks Inc.+                     11,051        65,615
Datastream Systems Inc.+                       6,843        65,008
Keithley Instruments Inc.                      3,985        64,557
Hotel Reservations Network Inc. "A"+           2,505        64,504
Cambridge Technology Partners Inc.+           17,171        64,391
ACTV Inc.+                                    15,685        64,210
Carter-Wallace Inc.                            2,565        63,894
GBC Bancorp                                    2,223        63,355
Ackerly Group Inc. (The)+                      5,250        63,262
Mediacom Communications Corp.+                 3,231        63,206
Federal Realty Investment Trust                3,228        63,140
Metasolv Inc.+                                 4,460        62,997
Florida Rock Industries Inc.                   1,593        62,860
Bone Care International Inc.+                  3,835        62,798
Sterling Bancshares Inc.                       3,585        62,738


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Semitool Inc.+                                 6,968  $     62,712
Knight Transportation Inc.+                    2,563        62,473
Adelphia Business Solutions Inc.+             13,086        62,158
Adept Technology Inc.+                         4,439        62,146
Concord Communications Inc.+                   7,565        61,938
Genome Therapeutics Corp.+                    10,312        61,872
Universal Display Corp.+*                      5,987        61,741
Sciclone Pharmaceuticals Inc.+                14,691        61,519
Travelocity.com Inc.+                          4,151        61,487
FSI International Inc.+                        7,418        61,198
Ariad Pharmaceuticals Inc.+                   11,120        61,160
HI/FN Inc.+                                    3,641        60,878
Chittenden Corp.                               1,943        60,622
AnnTaylor Stores Corp.+*                       2,279        60,507
BSQUARE Corp.+                                 5,454        60,335
Somera Communications Inc.+                   13,395        60,278
CSK Auto Corp.+                                8,732        60,251
Steven Madden Ltd.+                            4,102        60,248
BioMarin Pharmaceutical Inc.+                  8,080        60,095
Mesa Air Group Inc.+                           7,171        60,057
Liqui-Box Corp.                                1,412        60,010
Health Care Property Investors Inc.            1,767        59,937
United National Bancorp                        2,981        59,620
Viasystems Group Inc.+                        19,868        59,604
Sykes Enterprises Inc.+                       10,867        59,429
Mpower Communications Corp.+*                 23,428        59,302
SERENA Software Inc.+                          6,490        59,221
Genzyme Transgenics Corp.+                     8,926        58,577
O'Charley's Inc.+                              2,797        58,562
Puma Technology Inc.+                         15,604        58,515
Buca Inc.+                                     3,133        58,336
Brightpoint Inc.+                             24,217        58,272
Cathay Bancorp Inc.                            1,193        58,010
Cygnus Inc.+*                                  7,752        57,907
Meridian Resource Corp. (The)+                 8,118        57,881
II-VI Inc.+                                    4,580        57,822
Columbia Laboratories Inc.+                    9,589        57,726
APAC Customer Services Inc.+                  10,885        57,146
Invacare Corp.                                 1,445        57,106
Therma-Wave Inc.+                              4,498        56,787
Modis Professional Services Inc.+             12,221        56,217
Silicon Image Inc.+                           15,222        56,131
Act Manufacturing Inc.+*                       5,124        56,044
Net.B@nk Inc.+*                                6,389        55,904
Sitel Corp.+                                  19,664        55,059
WebTrends Corp.+                               6,106        54,954
IMRglobal Corp.+                               9,732        54,743
World Wrestling Federation
  Entertainment Inc.+                          4,090        54,642
ZixIt Corp.+*                                  7,704        54,169
Jakks Pacific Inc.+                            5,090        54,081
BindView Development Corp.+                   17,364        53,720
Steel Dynamics Inc.+                           4,793        53,322
SilverStream Software Inc.+                    5,617        53,186
National Data Corp.                            2,277        53,168
Gabelli Asset Management Inc. "A"+             1,585        53,097
eLoyalty Corp.+                               21,677        52,838
Genta Inc.+*                                   8,825        52,597
StarMedia Network Inc.+                       17,456        52,368
Peregrine Pharmaceuticals+                    35,631        52,333
Miravant Medical Technologies+                 6,513        52,104
First Financial Bancorp                        3,473        52,090
First Consulting Group Inc.+                   5,298        51,987
Spectralink Corp.+                             5,358        51,906
Visual Networks Inc.+                         14,487        51,610
First Midwest Bancorp Inc.                     1,832        51,571
Wink Communications Inc.+                     10,282        51,410
MCSi Inc.+*                                    3,469        51,385
StarBase Corp.+                               23,143        51,349
International Fibercom Inc.+                  13,231        51,270
Philadelphia Suburban Corp.                    2,176        51,267
Broadbase Software Inc.+                      25,198        51,183
QuickLogic Corp.+                              9,191        51,125
Ocular Sciences Inc.+                          2,852        50,801
CardioDynamics International Corp.+           13,970        50,641
Buckeye Technologies Inc.+                     4,401        50,611
Davox Corp.+                                   4,435        50,448
Aradigm Corp.+                                 8,738        50,243
Tennant Co.                                    1,184        50,024
Dover Downs Entertainment Inc.                 3,998        49,975
MRO Software Inc.+                             6,160        49,665
Closure Medical Corp.+                         2,919        49,623
Uniroyal Technology Corp.+                     6,606        49,442
QRS Corp.+                                     5,792        49,232
Rainbow Technologies Inc.+                     9,840        49,200
United Natural Foods Inc.+                     3,493        49,112
Theragenics Corp.+                             7,670        49,011
Diversa Corp.+                                 3,234        48,914
Silicon Valley Group Inc.+                     1,776        48,840
Electronics Boutique Holdings Corp.+           2,071        48,798


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Labor Ready Inc.+                             15,385  $     48,463
Acacia Research Corp.+*                        7,362        48,313
Targeted Genetics Corp.+                      11,325        48,131
Trendwest Resorts Inc.+*                       2,223        48,072
WatchGuard Technologies Inc.+                  5,816        47,982
Crown Media Holdings Inc.+                     2,517        47,823
Viewpoint Corp.+                              10,689        47,766
4Kids Entertainment Inc.+*                     4,229        47,661
Saga Communications Inc.+                      2,881        47,537
Diametrics Medical Inc.+                      11,506        47,462
P-Com Inc.+                                   36,986        47,388
Startek Inc.+                                  3,322        47,040
Mechanical Technology Inc.+                   10,705        46,834
MEMC Electronics Materials Inc.+               6,699        46,558
PC-Tel Inc.+                                   6,202        46,515
Fritz Companies Inc.+                          4,245        46,430
Viant Corp.+                                  18,497        46,243
Clarus Corp.+                                  7,220        46,028
Rent-Way Inc.+                                 8,901        46,018
Allscripts Healthcare Solutions Inc.+          9,148        46,014
Hickory Tech Corp.                             3,091        45,979
Supertex Inc.+                                 3,633        45,867
Net2Phone Inc.+                                4,764        45,854
Gulf Island Fabrication Inc.+                  2,410        45,790
Tuesday Morning Corp.+                         4,690        45,728
American Classic Voyages Co.+*                 3,651        45,637
Penn National Gaming Inc.+                     3,644        45,550
iXL Enterprises Inc.+                         19,157        45,498
Westell Technologies Inc.+                    13,473        45,471
Digital River Inc.+                            9,438        45,420
Convera Corp.+                                 5,242        45,212
Sonosite Inc.+*                                3,992        45,160
Nanogen Inc.+                                  6,752        45,154
Furniture Brands International Inc.+           1,881        44,580
Guilford Pharmaceuticals Inc.+                 2,401        44,418
Hyseq Inc.+                                    4,721        44,259
SpeedFam-IPEC Inc.+                            6,789        43,916
Credit Suisse First Boston+                    9,635        43,839
Sanchez Computer Associates Inc.+              5,940        43,808
Private Media Group Inc.+*                     6,111        43,732
Sunrise Technologies International Inc.+      23,309        43,704
CoorsTek Inc.+                                 1,582        43,604
Tricord Systems Inc.+*                         7,917        43,544
Primus Telecommunications Group Inc.+         13,066        43,281
HotJobs.com Ltd.+                              8,547        43,269
F5 Networks Inc.+*                             8,035        42,937
Mercator Software Inc.+                       11,731        42,891
TiVo Inc.+*                                    8,267        42,885
Maxygen Inc.+                                  3,530        42,746
CompuCredit Corp.+*                            5,658        42,612
VaxGen Inc.+*                                  2,093        42,383
Medallion Financial Corp.                      4,182        42,343
NEO Rx Corporation+                           10,111        42,340
Caminus Corp.+*                                2,064        42,183
Key Productions Co. Inc.+                      2,031        42,143
Navigant Consulting Co.+                       6,327        42,138
Footstar Inc.+                                 1,026        41,194
Spherion Corporation+                          5,929        41,147
Matrixone Inc.+                                2,406        41,052
Beasley Broadcast Group Inc. "A"+              2,736        41,040
Endocare Inc.+                                 5,594        40,731
Alamosa Holdings Inc.+                         3,854        40,708
Interact Commerce Corporation+                 3,461        40,667
Robotic Vision Systems Inc.+                  16,659        40,606
Cell Pathways Inc.+*                           9,916        40,594
Oshkosh Truck Corp.                            1,140        40,470
Chateau Communities Inc.                       1,318        39,869
Wabtec Corporation                             3,137        39,840
Network Peripherals Inc.+                      6,262        39,725
Unigraphics Solutions Inc.+                    2,182        39,276
International Bancshares Corp.                 1,026        39,244
Denbury Resources Inc.+                        4,800        38,880
Extended Systems Inc.+*                        3,573        38,856
IMPCO Technologies Inc.+                       2,167        38,464
LodgeNet Entertainment Corp.+                  2,622        38,347
Whitehall Jewellers Inc.+                      4,919        38,319
Immersion Corp.+                               6,716        38,197
Actuant Corp.                                  2,340        38,028
Superconductor Technologies Inc.+*             7,409        37,971
Pier 1 Imports Inc.                            2,907        37,791
Clayton Williams Energy Inc.+                  2,038        37,703
Polo Ralph Lauren Corp.+                       1,368        37,620
Ulticom Inc.+                                  2,037        37,557
Centillium Communications Inc.+                1,536        37,536
Playtex Products Inc.+                         4,052        37,238
Gentek Inc.                                    2,861        37,193
Olin Corp.                                     1,824        37,191
Regent Communications Inc.+                    5,305        36,969
Aztar Corp.+                                   3,483        36,955
Caliper Technologies Corp.+*                   2,290        36,926


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Biocryst Pharmaceuticals Inc.+                 5,958  $     36,865
Covance Inc.+                                  2,865        36,815
Mohawk Industries Inc.+                        1,311        36,813
XM Satellite Radio Holdings Inc. "A"+          5,285        36,665
SBS Technologies Inc.+                         2,456        36,533
Vector Group Ltd.*                             1,737        36,477
Alberto-Culver Co.*                              909        36,051
Brio Technology Inc.+                          5,936        35,987
Triad Guaranty Inc.+                           1,083        35,942
Satcon Technology Corp.+*                      3,548        35,924
CTC Communications Group Inc.+                 5,670        35,792
Luminex Corp.+*                                1,937        35,713
Lynx Therapeutics Inc.+                        4,202        35,389
Microstrategy Inc.+*                          12,187        35,038
Brooktrout Inc.+                               5,637        34,879
MTI Technology Corp.+                         14,958        34,590
Exelixis Inc.+                                 3,963        34,429
Skyline Corp.                                  1,596        34,426
Wild Oats Markets Inc.+                        3,808        34,391
EarthShell Corp.+                             13,736        34,340
Celsion Corporation+                          26,674        34,143
Cyberoptics Corp.+                             3,243        34,051
Markel Corp.+                                    181        33,847
Borland Software Corp+                         4,855        33,833
Financial Federal Corp.+                       1,380        33,810
North Pittsburgh Systems Inc.                  2,921        33,409
California Amplifier Inc.+                     6,635        33,382
PLX Technology Inc.+                           7,532        33,188
White Electronic Designs Corp.+                6,311        33,133
Prodigy Communications Corp. "A"+             10,172        33,059
Embarcadero Technologies Inc.+                 1,984        32,984
US LEC Corp. "A"+                              4,644        32,798
Casey's General Store Inc.                     2,736        32,661
Collateral Therapeutics Inc.+*                 3,404        32,657
Nanometrics Inc.+                              2,061        32,461
IXYS Corporation+                              2,051        32,303
Packard BioScience Company+                    4,346        32,255
D.R. Horton Inc.                               1,522        32,190
Hutchinson Technology Inc.+*                   2,152        32,145
Manhattan Associates Inc.+                     2,058        32,028
ArvinMeritor Inc.                              2,326        31,936
Roslyn Bancorp Inc.                            1,418        31,905
NetScout Systems Inc.+                         6,155        31,544
CPI Corp.                                      1,597        31,541
ChromaVision Medical Systems Inc.+             6,684        31,331
3DO Co. (The)+                                15,534        31,068
Jupiter Media Metrix Inc.+                     9,556        31,057
Immune Response Corp.+*                       12,233        30,965
AVT Corp.+                                    10,939        30,766
iGate Capital Corp.+                          16,371        30,696
NBT Bancorp Inc.                               1,828        30,505
Cubic Corp.                                    1,193        30,421
Sonic Automotive Inc.+                         3,883        30,287
Arch Wireless Inc.+                           48,436        30,273
DaVita Inc.+                                   1,779        30,207
Interliant Inc.+                              22,873        30,021
Intrusion.com Inc.+                            7,461        29,844
Bottomline Technologies Inc.+                  4,085        29,744
Collins & Aikman Corp.+                        6,776        29,679
WMS Industries Inc.+                           1,647        29,646
eGain Communications Corp.+                   12,236        29,443
Earthgrains Company (The)                      1,385        29,431
Advanced Lighting Technologies Inc.+*          5,535        29,405
Casual Male Corp.+                             2,752        29,240
United Bancshares Inc.                         1,311        29,006
Globix Corp.+                                  9,543        28,927
Interactive Intelligence Inc.+                 2,002        28,779
Midway Games Inc.+                             3,939        28,755
Ampal-American Israel Corp. "A"+               5,588        28,638
infoUSA Inc.+                                  6,551        28,456
Coca-Cola Bottling Co.                           703        28,428
Coldwater Creek Inc.+                          1,266        28,409
Rare Medium Group Inc.+                       16,420        28,222
WorldGate Communications Inc.+                 6,521        28,122
NL Industries Inc.                             1,667        28,006
Choice One Communications Inc.+                4,503        27,862
Lexicon Genetics Inc.+                         4,245        27,858
AptarGroup Inc.                                  912        27,789
Xybernaut Corp.+*                             13,938        27,737
National Information Consortium Inc.+          7,957        27,601
UCBH Holdings Inc.                               565        27,508
SJW Corp.                                        342        27,275
Vasco Data Security International Inc.+        4,973        27,041
Vialink Co. (The)+                             9,185        26,981
Group 1 Automotive Inc.+                       2,144        26,907
Staar Surgical Co.+                            6,280        26,886
Sylvan Learning Systems Inc.+                  1,302        26,854
Novadigm Inc.+                                 6,203        26,557
Penn Engineering & Manufacturing Corp.           681        26,321
Conmed Corp.+                                  1,368        26,248


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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Ribozyme Pharmaceuticals Inc.+                 4,211  $     26,066
Otter Tail Power Co.                             912        25,992
Universal Access Inc.+                         4,552        25,946
eMagin Corporation+                           10,357        25,892
Numerical Technologies Inc.+                   2,621        25,882
Texas Regional Bancshares "A"                    747        25,865
Crossroads Systems Inc.+                       4,493        25,273
Del Monte Foods Co.+                           3,103        25,258
SLI Inc.                                       3,008        25,117
CoStar Group Inc.+                             1,311        25,073
eXcelon Corp.+                                11,924        25,040
Expedia Inc. "A"+                              1,915        25,015
Stein Mart Inc.+                               2,280        24,938
Packeteer Inc.+                                8,225        24,932
Nuance Communications Inc.+*                   2,465        24,749
Spectra-Physics Lasers Inc.+                   1,642        24,630
Hall Kinion & Associates Inc.+                 4,165        24,079
Mueller Industries Inc.+                         798        23,972
Pixelworks Inc.+                               2,396        23,960
Carrier Access Corp.+                          4,555        23,914
Mail-Well Inc.+                                4,908        23,902
LCC International Inc. "A"+                    4,780        23,900
Com21 Inc.+                                   11,937        23,874
Casella Waste Systems Inc. "A"+                2,664        23,810
Latitude Communications Inc.+                  5,956        23,731
Marimba Inc.+                                  7,029        23,723
IMPSAT Fiber Networks Inc.+                    5,556        23,613
Alexandria Real Estate Equities Inc.             624        23,556
ACLARA BioSciences Inc.+                       4,261        23,435
Penton Media Inc.                              1,596        23,222
On Command Corp.+                              3,712        23,200
Metromedia International Group Inc.+           7,329        22,940
F&M Bancorp                                      851        22,871
Websense Inc.+                                 1,926        22,871
Griffon Corporation+                           2,893        22,855
SeeBeyond Technology Corp.+                    1,784        22,746
Hanover Direct Inc.+                          68,784        22,699
JNI Corp.+*                                    3,010        22,575
Jones Lang LaSalle Inc.+                       1,753        22,526
Bebe Stores Inc.+*                             1,015        22,457
S&T Bancorp Inc.                                 969        22,423
Pac-West Telecomm Inc.+                        6,400        22,400
Exchange Applications Inc.+                   14,839        22,258
Cylink Corp.+                                 11,067        22,134
Primus Knowledge Solutions Inc.+               5,848        21,930
ePlus Inc.+                                    2,386        21,921
PC Connection Inc.+                            2,272        21,726
Heartland Express Inc.+                          855        21,589
Open Market Inc.+                             16,419        21,550
CACI International Inc. "A"+                     798        21,546
Arrow International Inc.                         570        21,517
Tanning Technology Corp.+                      5,859        21,239
Hollywood Media Corp.+                         4,774        21,197
Network Plus Corp.+                            5,361        20,941
CyberSource Corp.+                            11,901        20,827
Anixter International Inc.+                      864        20,822
Digitas Inc.+                                  4,402        20,634
Procom Technology Inc.+*                       2,357        20,329
AMCOL International Corp.                      5,049        20,196
NetManage Inc.+                               20,804        20,154
Neotopia Inc.+                                 7,004        20,137
Golden Telecom Inc.+                           2,038        20,125
Guess ? Inc.+*                                 3,247        20,099
Exide Corp.                                    2,379        19,508
SportsLine.com Inc.+                           5,285        19,488
Optical Cable Corp.+*                          1,703        19,478
Nucentrix Broadband Networks Inc.+*            1,570        19,429
ITXC Corp.+*                                   3,373        19,289
internet.com Corp.+                            5,299        19,209
DigitalThink Inc.+                             1,840        19,205
Micron Electronics Inc.+                      11,169        18,764
ESCO Technologies Inc.+                          751        18,745
Oceaneering International Inc.+                  855        18,383
Pricesmart Inc.+                                 468        18,252
TeraForce Technology Corp.+                   34,353        18,250
First Commonwealth Financial Corp.             1,591        18,217
Syntel Inc.+                                   2,398        17,985
U.S. Wireless Corp.+*                          6,101        17,922
VIA NET.WORKS Inc.+                            6,812        17,882
McAfee.com Corp.+                              2,989        17,785
Wackenhut Corp. "A"+                           1,240        17,757
Technology Solutions Co.+                      8,001        17,752
Watsco Inc.                                    1,525        17,660
Vertel Corp.+                                 13,209        17,568
Be Free Inc.+                                 10,784        17,524
1-800-FLOWERS.com Inc.+                        2,188        17,504
Aspect Medical Systems Inc.+                   1,494        17,368
iBasis Inc.+                                   5,526        16,923
Information Architects Corp.+                  9,974        16,831
Gaylord Container Corporation "A"+            14,477        16,793


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MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Chelsea Property Group Inc.                      396  $     16,711
Metricom Inc.+*                                8,039        16,580
Meade Instruments Corp.+*                      3,974        16,393
Braun Consulting Inc.+                         4,033        16,384
Motient Corp.+                                12,443        16,331
Edison Schools Inc.+                             805        16,301
Appiant Technologies Inc.+                     5,180        16,188
Belden Inc.                                      795        15,940
Sequenom Inc.+                                 1,875        15,938
Woodhead Industries Inc.                         912        15,903
Hollywood Entertainment Corp.+                 7,264        15,890
OTG Software Inc.+                             2,505        15,852
Interlink Electronics Inc.+                    4,291        15,823
Nx Networks Inc.+                             19,053        15,481
Register.com+                                  2,449        15,383
Metawave Communications Corp.+                 2,478        15,333
Spiegel Inc. "A"                               2,169        15,183
Data Return Corp.+                             5,029        15,087
Vertex Interactive Inc.+*                      8,025        15,047
G&K Services Inc. "A"                            748        14,913
Wabash National Corp.                          1,454        14,904
Frontier Financial Corp.                         611        14,626
City Bank                                        684        14,193
Parexel International Corp.+                   1,130        14,054
Vail Resorts Inc.+                               700        14,000
NEON Communications Inc.+                      2,796        13,980
Grace (W.R.) & Company+                        6,045        13,903
Harland (John H.) Co.                            741        13,857
Star Scientific Inc.+                          9,570        13,757
Orchid Biosciences Inc.+                       2,878        13,671
eBenx Inc.+                                    2,949        13,639
Gaiam Inc.+*                                   1,248        13,572
Rightchoice Managed Care Inc.+                   399        13,546
American Capital Strategies Ltd.                 531        13,507
eMerge Interactive Inc. "A"+*                  3,635        13,404
Res-Care Inc.+*                                2,665        13,325
NetSolve Inc.+                                 1,902        13,314
Cysive Inc.+                                   3,319        13,276
Deltek Systems Inc.+                           3,533        13,249
NET2000 Communications Inc.+                   4,283        13,117
Reliance Steel & Aluminum Co.                    558        13,085
JDA Software Group Inc.+                       1,140        13,039
Management Network Group Inc. (The)+           2,556        12,940
Paradyne Networks Inc.+                        7,811        12,937
American Technical Ceramics Corp.+             1,476        12,915
Sorrento Networks Corp.+                       2,080        12,870
Callon Petroleum Corp.+                        1,036        12,795
DSL.net Inc.+                                 13,052        12,644
Stride Rite Corp.                              1,681        12,608
Trans World Entertainment Corp.+               1,425        12,558
Oratec Interventions Inc.+                     1,551        12,505
Rhythms Netconnections Inc.+                  28,336        12,397
Telocity Inc.+                                 5,807        12,340
Paradigm Genetics Inc.+                        2,223        12,227
Sinclair Broadcast Group "A"+                  1,682        12,195
Z-Tel Technologies Inc.+*                      3,319        12,031
PEC Solutions Inc.+                            1,262        11,989
Sagent Technology Inc.+                        6,835        11,961
Sequoia Software Corp.+                        2,135        11,913
Computer Horizons Corp.+                       3,380        11,830
Fibernet Telecom Group Inc.+*                  4,303        11,564
e.MedSoft.com+*                               17,060        11,430
Rica Foods Inc.+                               3,347        11,380
Netcentives Inc.+                             10,947        10,947
Tumbleweed Communications Corp.+*              5,635        10,918
AmeriPath Inc.+                                  523        10,754
Extensity Inc.+                                1,808        10,735
Gadzoox Networks Inc.+                         5,718        10,721
Encompass Service Corp.+                       2,159        10,579
Niku Corp.+                                    3,936        10,578
Corillian Corp.+*                              1,778        10,557
Selectica Inc.+*                               2,026        10,535
NetZero Inc.+                                 15,734        10,325
MCK Communications Inc.+                       4,788        10,324
Chordiant Software Inc.+                       2,560        10,240
Landry's Seafood Restaurants Inc.                894        10,147
Oneida Ltd.                                      627        10,001
Lante Corp.+                                   6,654         9,981
Juno Online Services Inc.+                     8,814         9,916
USB Holding Co. Inc.                             753         9,902
Electric Lightwave Inc. "A"+                   4,728         9,899
Capstead Mortgage Corp.                          739         9,888
Belco Oil & Gas Corp.+                         1,118         9,838
Media 100 Inc.+                                5,203         9,756
Level 8 Systems Inc.+                          2,961         9,623
NPC International Inc.+                          925         9,597
ATSI Communications Inc.+                     21,195         9,538
Geoworks Corp.+                                7,598         9,497
NEON Systems Inc.+                             2,036         9,480
Gliatech Inc.+*                                4,427         9,407


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iSHARES SCHEDULES OF INVESTMENTS                                        PAGE 117
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iSHARES RUSSELL 2000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
NETsilicon Inc.+                               2,575  $      9,334
GoAmerica Inc.+                                4,576         9,295
Saba Software Inc.+*                           1,722         9,256
Deltic Timber Corp.                              456         9,234
netGuru Inc.+                                  3,059         9,177
Inforte Corp.+                                 1,139         9,112
Intraware Inc.+                                7,651         9,086
Triangle Pharmaceuticals Inc.+                 1,561         8,976
Integrated Electrical Services Inc.+           1,563         8,909
Neoforma.com Inc.+                             7,168         8,512
SmartServ Online Inc.+                         1,446         8,450
RPC Inc.                                         684         8,400
Mail.com Inc.+                                12,083         8,307
Ha-Lo Industries Inc.+                         8,378         8,294
Modem Media Inc.+                              2,334         8,169
SmartDisk Corp.+                               2,891         8,153
Anchor BanCorp Wisconsin Inc.                    570         7,909
Switchboard Inc.+                              2,657         7,805
FirePond Inc.+                                 3,117         7,792
Airnet Communications Corp.+*                  2,558         7,674
Senior Housing Properties Trust                  668         7,528
McGrath Rentcorp                                 342         7,481
Photogen Technologies Inc.+*                   3,730         7,343
Caldera Systems Inc.+*                         3,666         7,332
MarketWatch.com Inc.+                          2,335         7,297
MyPoints.com Inc.+                            11,456         7,160
Sonic Foundry Inc.+                            4,734         7,101
SVI Solutions Inc.+                            6,839         7,044
Metrocall Inc.+                               27,475         6,869
Aperian Inc.+                                  5,477         6,846
Net.Genesis Corp.+                             3,544         6,756
e.spire Communications Inc.+                  19,595         6,736
Playboy Enterprises Inc. "B"+                    627         6,678
ValueClick Inc.+                               2,093         6,671
Preview Systems Inc.+                          2,448         6,656
Vyyo Inc.+                                     3,051         6,197
Metals USA Inc.                                2,279         6,153
On2.com Inc.+                                  9,966         6,079
DSET Corporation+                              4,717         6,044
Bank of Granite Corp.                            285         6,038
Gold Bancorp Inc.                                858         6,033
EEX Corp.+                                     1,626         6,000
Mississippi Valley Bancshares Inc.               171         5,901
Glenayre Technologies Inc.+                    2,723         5,871
Vicinity Corp.+                                3,251         5,791
Central Garden & Pet Co.+                        663         5,635
META Group Inc.+                               4,103         5,621
Analysts International Corp.                   1,081         5,608
Vital Sign Inc.                                  171         5,493
Net Perceptions Inc.+                          6,272         5,488
Saul Centers Inc.                                299         5,472
Wilsons The Leather Experts Inc.+                285         5,433
E.W. Blanch Holdings Inc.                        670         5,326
American Axle & Manufacturing
  Holdings Inc.+                                 570         5,272
Mesaba Holdings Inc.+                            466         5,184
Network Access Solutions Corp.+                8,093         5,180
SciQuest.com Inc.+                             5,762         5,042
Persistence Software Inc.+                     4,943         4,943
Source Information Management Co.+*            1,070         4,782
Nexell Therapeutics Inc.+                      3,380         4,753
Predictive Systems Inc.+                       2,327         4,727
Cheap Tickets Inc.+                              456         4,674
World Access Inc.+                            18,468         4,617
Deltathree Inc.+                               3,643         4,554
Advanced Radio Telecom Corp.+                 15,847         4,457
Scientific Learning Corp.+                     1,080         4,421
Sonic Innovations Inc.+                        1,083         4,386
NetSol International Inc.+*                    1,659         4,148
Digital Impact Inc.+                           3,080         4,139
iBeam Broadcasting Corp.+                      4,214         4,082
C-bridge Internet Solutions Inc.+              2,134         4,001
AppliedTheory Corp.+                           3,539         3,999
Stockwalk.com Group Inc.+                      2,279         3,988
Fedders Corp.                                    693         3,881
Hayes Lemmerz International Inc.+                684         3,817
Oriental Financial Group Inc.                    285         3,805
Liberty Livewire Corporation "A"+              1,083         3,774
Teligent Inc. "A"+*                            6,173         3,665
Gibraltar Steel Corp.                            228         3,634
Blount International Inc.+                       819         3,604
Mediaplex Inc.+                                6,041         3,587
U.S. Interactive Inc.+                         6,338         3,565
Internet Pictures Corp.+                      22,572         3,527
Arguss Communications Inc.+                      570         3,363
Thermo Fibertek Inc.+                            792         3,279
Revlon Inc. "A"+*                                704         3,245
CompX International Inc.                         271         3,157
New Century Equity Holdings Corp.+             2,725         3,066
Onvia.com Inc.+                                3,932         2,888


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MARCH 31, 2001

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
NetObjects Inc.+                               5,699  $      2,850
Avenue A Inc.+                                 2,606         2,841
Verado Holdings Inc. "B"+*                     4,005         2,628
Value Line Inc.                                   57         2,380
Telaxis Communications Corp.+                  1,385         2,034
TenFold Corp.+                                 6,267         1,958
Allos Therapeutics Inc.+                         328         1,906
eMachines Inc.+                                7,580         1,895
Genomic Solutions Inc.+                          611         1,833
GRIC Communications Inc.+                      1,537         1,777
Valhi Inc.                                       171         1,736
Netpliance Inc.+                               3,932         1,720
barnesandnoble.com Inc.+                       1,148         1,399
Macromedia Inc.+                                  78         1,253
Eprise Corp.+                                  1,767         1,160
CAIS Internet Inc.+                            2,568         1,027
Coolsavings.com Inc.+                          1,823           911
Cypress Communications Inc.+                   1,731           811
Worldwide Xceed Group Inc.+                    1,822           740
E-LOAN Inc.+                                     394           739
U.S. Aggregates Inc.                             114           673
FutureLink Corp.+*                             2,336           657
LivePerson Inc.+                               1,485           557
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $188,046,676)                                   155,060,977
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.69%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,593,641     4,593,641
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          982,269       982,269
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,203,934     2,203,934
Providian Temp Cash Money Market Fund++    4,156,152     4,156,152
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,935,996)                                     11,935,996
------------------------------------------------------------------

SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $110,992 and an effective yield of
  4.90%.                                  $  110,947  $    110,947
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $110,947)                                           110,947
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 107.63%
(Cost $200,093,619)                                    167,107,920
------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.63%)              (11,849,426)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $155,258,494
==================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.


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

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SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.64%
------------------------------------------------------------------
Centex Corp.                                  34,804  $  1,449,580
Astoria Financial Corp.                       26,214     1,400,811
MDU Resources Group Inc.*                     37,702     1,346,715
Bergen Brunswig Corp. "A"                     79,281     1,316,065
Health Net Inc.+                              60,698     1,250,986
IndyMac Bancorp Inc.+                         39,640     1,139,254
ALLETE                                        44,084     1,138,249
Conectiv Inc.                                 51,965     1,135,435
Lennar Corp.                                  28,485     1,135,412
Pactiv Corp.+                                 92,862     1,124,559
Venator Group Inc.+                           80,972     1,117,414
Lear Corp.+                                   37,783     1,107,042
Dillards Inc. "A"                             49,336     1,082,432
OGE Energy Corp.                              45,561     1,047,447
Smithfield Foods Inc.+*                       31,853     1,035,223
Allied Capital Corp.                          49,731     1,000,836
Snap-On Inc.                                  34,143       994,244
Precision Castparts Corp.                     29,965       990,343
Humana Inc.+                                  93,934       984,428
Western Resources Inc.                        40,957       976,824
Manor Care Inc.+                              47,220       963,288
Fidelity National Financial Inc.              35,286       944,606
Lubrizol Corp.                                30,566       926,150
Cummins Engine Company Inc.                   24,322       913,048
Pioneer Natural Resources Co.+                57,788       907,272
Kansas City Power & Light Co.*                36,284       892,586
Cullen/Frost Bankers Inc.                     25,971       889,507
Health Care Property Investors Inc.           25,975       881,072
KB HOME                                       26,621       868,909
Omnicare Inc.                                 40,155       861,325
Arden Realty Inc.                             36,287       856,373
Highwoods Properties Inc.                     34,378       847,418
First American Corp.                          32,417       842,842
Webster Financial Corp.                       28,615       838,777
Sky Financial Group Inc.                      49,102       837,803
Vectren Corporation                           39,134       837,468
IDACorp Inc.                                  21,888       836,340
Washington Federal Inc.                       33,586       824,956
Franchise Finance Corporation of America      33,089       824,578
New Plan Excel Realty Trust                   51,483       823,728
CNF Transportation Inc.*                      28,508       823,596
Polo Ralph Lauren Corp.+                      29,591       813,753
Peoples Energy Corp.                          20,711       805,037
Alberto-Culver Co.*                           20,127       798,237
Payless Shoesource Inc.+                      12,823       798,232
Great Lakes Chemical Corp.                    25,799       793,061
StanCorp Financial Group Inc.                 18,712       787,775
Hospitality Properties Trust                  29,608       781,651
BRE Properties Inc. "A"                       26,794       776,758
Jacobs Engineering Group Inc.+                13,368       775,344
Roslyn Bancorp Inc.                           34,209       769,703
United Dominion Realty Trust                  60,569       769,226
Service Corp. International+                 161,539       767,310
Suiza Foods Corp.+                            15,886       763,958
Ball Corp.                                    16,536       758,506
Cytec Industries Inc.+                        23,517       753,014
WGL Holdings Inc.                             27,200       752,080
Colonial BancGroup Inc.                       57,715       750,295
Camden Property Trust                         22,479       747,427
RGS Energy Group Inc.                         20,197       747,289
Citizens Banking Corp.                        27,442       732,358
HCC Insurance Holdings Inc.                   27,653       731,422
Bancorp South Inc.                            49,439       729,225
Reckson Associates Realty Corp.               32,523       725,263
Invitrogen Corp.+                             13,119       719,577
First Industrial Realty Trust                 22,726       719,051
Pulte Corp.                                   17,738       716,793
Leucadia National Corp.                       22,166       713,080
Hawaiian Electric Industries Inc.             19,210       709,809
Hudson United Bancorp                         31,251       709,398
Commercial Federal Corp.                      31,706       707,044
Dean Foods Co.                                20,805       704,457
Trustmark Corp.                               33,894       703,301
Clayton Homes Inc.                            57,954       698,346
ONEOK Inc.                                    17,074       698,156
Neiman-Marcus Group Inc. "A"+                 21,372       696,727
AGL Resources Inc.                            31,716       694,898
DaVita Inc.+                                  40,849       693,616
D.R. Horton Inc.                              32,705       691,711
Sierra Pacific Resources Corp.                46,210       683,908
Borders Group Inc.+                           40,580       682,961
Pier 1 Imports Inc.                           52,468       682,084
Teleflex Inc.                                 16,650       681,818
Markel Corp.+                                  3,598       672,826
Piedmont Natural Gas Co.                      18,723       664,667
Weingarten Realty Investors                   15,682       663,349
Pittston Brink's Group                        30,401       659,702
Raymond James Financial Inc.                  23,717       659,333
OM Group Inc.                                 12,332       656,679
Rayonier Inc.                                 15,856       654,853
Reebok International Ltd.+                    26,310       654,067
Pennzoil-Quaker State Co.                     46,661       653,254


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MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
HRPT Properties Trust                         77,714  $    643,472
Quorum Health Group Inc.+                     41,924       636,721
Furniture Brands International Inc.+          26,641       631,392
Ryder System Inc.                             34,988       629,434
La-Z-Boy Inc.                                 35,257       627,575
Universal Corporation                         15,889       626,503
Storage Technology Corp.+                     57,014       620,882
Mohawk Industries Inc.+                       22,099       620,540
York International Corp.                      22,346       618,537
Millennium Chemicals Inc.                     37,753       618,017
RPM Inc.                                      59,914       611,123
First Midwest Bancorp Inc.                    21,636       609,053
FelCor Lodging Trust Inc.                     26,463       607,326
Independence Community Bank Corp.             34,764       606,197
Gallagher (Arthur J.) & Co.                   21,874       605,910
CBRL Group Inc.                               33,173       603,334
AptarGroup Inc.                               19,642       598,492
Cleco Corp.                                   13,161       598,167
Sensient Technologies Corp.                   26,030       592,963
Fleming Companies Inc.*                       23,251       591,738
Louisiana-Pacific Corp.                       61,256       588,670
Public Service Company of New Mexico*         20,207       586,205
Doral Financial Corp.                         19,379       581,370
Coventry Health Care Inc.+                    34,767       575,828
Harsco Corp.                                  23,350       572,308
Energen Corp.                                 16,116       568,895
Healthcare Realty Trust                       23,581       568,302
Centerpoint Properties Corp.                  12,165       567,497
Steris Corp.+                                 40,236       567,328
Sensormatic Electronics Corp.+                29,808       566,352
Tom Brown Inc.+                               17,155       566,115
Borg-Warner Automotive Inc.                   14,114       565,548
Downey Financial Corp.                        12,453       564,121
National Service Industries Inc.              24,017       563,199
Alleghany Corp.+                               2,812       562,428
Barnes & Noble Inc.+                          23,336       557,730
Mueller Industries Inc.+                      18,527       556,551
Sodexho Marriott Services Inc.+               19,073       554,071
F&M National Corp.                            14,434       549,935
Edwards Lifesciences Corp.+                   28,007       548,937
Philadelphia Suburban Corp.                   23,264       548,100
Fulton Financial Corp.                        26,689       542,120
Atmos Energy Corp.                            22,745       541,331
Newport News Shipbuilding Inc.                11,001       537,949
Extended Stay America Inc.+                   35,740       536,100
Potlatch Corp.                                16,730       534,524
M.D.C. Holdings Inc.                          13,580       534,373
WPS Resources Corp.*                          15,499       528,981
Corn Products International Inc.              20,584       528,185
Staten Island Bancorp Inc.                    21,181       527,407
Prentiss Properties Trust                     21,332       525,834
Whitney Holding Corp.                         13,285       525,588
Essex Property Trust Inc.                     10,909       524,177
Media General Inc. "A"                        11,324       522,036
Federal Signal Corp.                          26,715       521,744
Lancaster Colony Corp.                        17,818       517,836
Storage USA Inc.                              15,818       515,350
Longs Drug Stores Corp.                       17,276       510,679
Westamerica Bancorp                           13,526       510,607
Ethan Allen Interiors Inc.                    15,104       510,213
Mercury General Corp.*                        15,640       508,300
Berkley (W.R.) Corp.                          11,230       506,052
Alexander & Baldwin Inc.                      23,657       505,668
Silicon Valley Group Inc.+                    18,280       502,700
PolyOne Corp.                                 55,172       502,065
Henry Schein Inc.+                            13,541       497,632
Community First Bankshares Inc.               24,632       497,259
Flowserve Corp.+                              22,097       495,857
Earthgrains Company (The)                     23,140       491,725
Kennametal Inc.                               17,817       489,967
Avista Corp.                                  27,794       489,730
Covanta Energy Corporation+                   29,046       487,973
Beverly Enterprises Inc.+                     60,875       487,000
ArvinMeritor Inc.                             35,443       486,632
AK Steel Holding Corp.                        48,301       485,425
US Freightways Corp.                          15,405       485,258
Invacare Corp.                                12,179       481,314
Commerce Bancorp Inc.                          7,988       479,280
Carlisle Companies Inc.                       14,638       477,492
New York Community Bancorp                    16,452       477,108
IKON Office Solutions Inc.                    83,220       474,354
Kaydon Corp.                                  17,495       472,015
Developers Diversified Realty Corp.           32,107       471,973
Commerce Group Inc.                           14,597       467,104
Cabot Microelectronics Corp.+                 10,605       466,620
Toll Brothers Inc.+                           12,098       465,773
Imation Corp.+                                20,706       464,436
Cabot Industrial Trust                        23,770       461,138
El Paso Electric Co.+                         31,580       461,068
Richmond County Financial Corp.               15,653       459,807
Shurgard Storage Centers Inc. "A"             17,409       459,598
Regency Centers Corp.                         18,177       454,425


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Nationwide Health Properties Inc.             27,044  $    451,364
Seacor Smit Inc.+                              9,946       449,559
Timken Co.                                    28,671       448,701
Constellation Brands Inc.+                     6,300       448,434
Silicon Graphics Inc.+                       113,180       445,929
McClatchy Co. (The) "A"                       10,947       442,259
Tecumseh Products Co. "A"                      9,135       441,906
Lincoln Electric Holding Inc.                 20,312       436,708
Journal Register Co.+                         26,511       435,046
Alfa Corp.                                    22,859       432,892
Fisher Scientific International Inc.+         12,214       432,864
Wisconsin Central Transportation Corp.+*      27,147       432,655
CH Energy Group Inc.                           9,737       430,862
Dole Food Co.                                 26,762       430,333
New Jersey Resources Corp.                    10,346       425,738
NVR Inc.+                                      2,596       423,148
Horace Mann Educators Corp.                   23,765       420,640
Trinity Industries Inc.                       21,554       420,303
Cooper Tire & Rubber Co.                      37,009       420,052
People's Bank                                 16,120       415,090
Minerals Technologies Inc.                    11,876       415,066
Kilroy Realty Corp.                           15,465       414,617
Jeffries Group Inc.                           14,340       413,709
Labranche & Co. Inc.+                         12,848       413,192
Susquehanna Bancshares Inc.                   22,936       412,848
Meristar Hospitality Corp.                    20,634       412,680
American National Insurance Co.                5,989       412,118
Realty Income Corp.*                          15,538       411,757
Black Hills Corp.                              8,990       410,933
Overseas Shipholding Group Inc.               14,865       408,639
Chittenden Corp.                              13,093       408,502
United Bancshares Inc.                        18,450       408,206
Foster Wheeler Corp.                          22,650       406,794
USEC Inc.                                     47,109       405,137
Macerich Co. (The)                            18,392       403,704
Dial Corp.                                    32,253       403,162
UIL Holdings Corporation                       8,374       397,765
Southern Union Co.+                           18,887       396,627
Brandywine Realty Trust                       19,868       395,373
Gables Residential Trust                      13,621       395,145
American Greetings Corp. "A"                  37,248       394,829
Wausau-Mosinee Paper Corp.                    30,097       391,261
Longview Fibre Co.                            30,066       390,858
CBL & Associates Properties Inc.              14,661       389,983
UGI Corp.                                     15,811       387,211
Southwest Gas Corp.                           18,490       385,517
National Data Corp.*                          16,500       385,275
Tupperware Corp.                              16,140       385,100
Covance Inc.+                                 29,943       384,768
Security Capital Group "B"+                   18,480       383,460
Olin Corp.                                    18,780       382,924
Worthington Industries Inc.                   41,114       382,360
LNR Property Corp.                            13,386       379,493
HON Industries Inc.                           16,505       379,120
Idex Corp.                                    13,071       378,798
Granite Construction Inc.                     11,123       377,960
Footstar Inc.+                                 9,388       376,928
Western Gas Resources Inc.                    11,676       376,551
Superior Industries International Inc.        10,885       376,294
UniSource Energy Corp.                        17,887       375,627
Chelsea Property Group Inc.                    8,846       373,301
Alaska Air Group Inc.+*                       14,481       372,162
Federal Realty Investment Trust               19,026       372,149
MAF Bancorp Inc.                              13,507       369,754
PS Business Parks Inc.                        13,484       366,091
First Commonwealth Financial Corp.            31,945       365,770
Swift Transportation Co. Inc.+*               19,757       365,505
Otter Tail Power Co.                          12,782       364,287
Provident Financial Group Inc.                12,946       364,106
South Financial Group Inc. (The)              25,393       361,850
Bob Evans Farms Inc.                          20,356       361,319
Alliant Techsystems Inc.+                      4,061       359,602
Wellman Inc.                                  18,671       359,417
Summit Properties Inc.                        14,635       358,558
Perrigo Co.+                                  36,247       357,939
Home Properties of NY Inc.                    12,546       357,561
Wallace Computer Services Inc.                21,989       357,321
Republic Bancorp Inc.                         29,005       357,124
Stewart & Stevenson Services Inc.             16,411       356,939
First Citizens Bancshares Inc. "A"             3,482       356,905
Milacron Inc.                                 19,683       356,459
Wolverine World Wide Inc.                     24,303       354,338
UMB Financial Corp.                            9,314       353,932
Catellus Development Corp.+                   22,442       353,461
Northwest Natural Gas Co.                     14,721       353,304
Solutia Inc.                                  28,896       352,531
Texas Industries Inc.                         12,132       352,192
Sl Green Realty Corp.                         12,804       351,470
Florida Rock Industries Inc.                   8,864       349,773
Health Care REIT Inc.                         16,786       349,149
Meredith Corp.                                 9,986       348,611
Banta Corp.                                   14,371       348,497


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Provident Bankshares Corp.                    15,499  $    346,790
Meditrust Corp.+                              84,846       346,172
US Oncology Inc.+                             42,592       346,060
American Financial Holdings Inc.              16,059       343,261
Harman International Industries Inc.          13,364       341,985
Selective Insurance Group Inc.                14,694       341,406
Western Digital Corp.+                        71,695       341,268
Zale Corp.+                                   11,743       340,547
Donaldson Co. Inc.                            12,676       338,322
Sun Communities Inc.                          10,237       337,821
American Capital Strategies Ltd.              13,268       337,505
Liberty Financial Companies Inc.               8,112       337,459
AGCO Corp.                                    35,065       336,624
SPS Technologies Inc.+                         7,465       336,373
S&T Bancorp Inc.                              14,525       336,109
Washington Real Estate Investment Trust       14,394       335,956
Modine Manufacturing Co.                      12,938       333,153
Ohio Casualty Corp.                           35,345       332,464
NorthWestern Corp.                            13,546       331,877
CLARCOR Inc.                                  14,304       330,422
Xtra Corp.+                                    6,917       329,941
Fuller (H. B.) Co.                             7,829       329,797
Chateau Communities Inc.                      10,899       329,695
Affiliated Managers Group Inc.+                6,989       328,483
Smucker (J.M) Company (The)                   12,535       328,417
Southwest Bancorp of Texas Inc.+              10,448       327,806
Cross Timbers Oil Co.                         13,214       327,047
C-Cube Microsystems Inc.+                     26,490       326,158
Colonial Properties Trust                     12,136       325,852
Arch Coal Inc.                                10,784       323,304
Springs Industries Inc. "A"                    7,548       323,054
Ryland Group Inc.                              7,741       321,252
Owens & Minor Inc.                            19,397       320,632
Liberty Corp.                                  9,409       319,812
AnnTaylor Stores Corp.+*                      11,996       318,494
Albemarle Corp.                               14,016       314,659
Briggs & Stratton Corp.                        8,148       312,639
THQ Inc.+                                      8,214       312,132
ABM Industries Inc.                            9,952       311,000
Offshore Logistics Inc.+                      12,529       310,876
F.N.B. Corp.                                  12,912       309,888
Data Broadcasting Corp.                       40,798       309,810
Agribrands International Inc.+                 5,734       309,521
Hollinger International Inc.                  21,518       307,923
UCAR International Inc.+*                     26,525       307,690
AMCORE Financial Inc.                         15,199       306,830
Anchor Gaming+                                 4,998       306,127
Del Webb Corp.+                                9,907       306,126
Standard-Pacific Corp.                        14,503       306,013
Toro Co.                                       6,647       305,762
Forest City Enterprises Inc. "A"               6,738       305,568
Houghton Mifflin Co.                           6,634       305,230
Carpenter Technology Corp.                    10,842       304,118
Capitol Federal Financial                     19,019       303,115
Sylvan Learning Systems Inc.+                 14,631       301,764
Ferro Corp.                                   14,740       299,664
Nautica Enterprises Inc.+                     16,694       299,449
JLG Industries Inc.                           22,994       298,922
Interlogix Inc.+                              11,481       298,506
Structural Dynamics Research Corp.+           20,872       296,448
International Bancshares Corp.                 7,746       296,284
Glenborough Realty Trust Inc.                 16,971       295,295
Harland (John H.) Co.                         15,715       293,870
Ralcorp Holdings Inc.+                        16,385       293,292
Texas Regional Bancshares "A"                  8,445       292,408
Parker Drilling Co.+                          45,654       292,186
Russell Corp.                                 15,623       292,150
Dollar Thrifty Automotive Group Inc.+         14,141       291,305
Baldor Electric Co.                           13,828       291,079
Vintage Petroleum Inc.                        14,277       290,537
Insight Communications Co. Inc.+              10,959       290,413
O'Reilly Automotive Inc.+                     14,482       288,735
First Charter Corp.                           18,481       287,611
Charming Shoppes Inc.+                        55,411       287,445
Airborne Inc.                                 28,209       286,886
Anixter International Inc.+                   11,903       286,862
Cell Genesys Inc.+                            20,042       285,598
Prime Hospitality Corp.+                      26,292       283,954
FirstFed Financial Corp.+                     10,084       282,352
Forest Oil Corp.+                              9,440       282,256
Werner Enterprises Inc.                       16,311       279,326
Pulitzer Inc.                                  5,026       278,440
Kellwood Co.                                  13,283       275,622
Gaylord Entertainment Co. "A"+                10,347       275,230
Westfield America Inc.                        16,933       274,823
Triumph Group Inc.+                            7,225       274,550
CORUS Bankshares Inc.                          5,331       271,881
Stewart Enterprises Inc. "A"                  54,069       268,655
Cabot Oil & Gas Corp. "A"                      9,933       268,191
Nordson Corp.                                 10,313       268,138
Belden Inc.                                   13,317       267,006
Paxar Corp.+                                  21,359       266,988


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iSHARES RUSSELL 2000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Casey's General Store Inc.                    22,238  $    265,466
Fairfield Communities Inc.+                   16,561       264,479
LandAmerica Financial Group Inc.               7,409       263,612
Terex Corp.+                                  15,191       263,564
Alexandria Real Estate Equities Inc.           6,919       261,192
Delphi Financial Group Inc. "A"                8,727       258,319
Laclede Gas Co.                               11,075       258,047
First Financial Bancorp                       17,181       257,708
Esterline Technologies Corp.+                 11,837       257,455
Cable Design Technologies Corp.+              19,194       257,200
Interstate Bakeries Corp.                     16,786       256,490
East West Bancorp Inc.                        13,258       255,216
U.S. Industries Inc.                          43,661       254,980
Pan Pacific Retail Properties Inc.            11,477       254,216
Mid Atlantic Medical Services Inc.+           12,522       254,197
Woodward Governor Co.                          4,927       253,125
Intergraph Corp.+                             26,089       252,737
OfficeMax Inc.+                               66,961       251,104
Diagnostic Products Corp.                      4,808       250,737
Ionics Inc.+                                   9,628       250,328
Oshkosh Truck Corp.                            7,048       250,204
AmeriPath Inc.+                               12,093       248,662
Valspar Corp.                                  8,539       244,984
Scholastic Corp.+                              6,751       243,458
Kimball International Inc. "B"                18,016       242,090
Cornerstone Realty Income Trust               22,880       242,070
Ruddick Corp.                                 17,663       241,983
Tower Automotive Inc.+                        22,551       241,972
AO Smith Corp. "B"                            12,352       241,235
Lennox International Inc.                     23,254       239,516
Airgas Inc.+                                  30,230       238,212
Yellow Corporation+                           13,903       238,089
Respironics Inc.+                              7,738       236,009
Oceaneering International Inc.+               10,968       235,812
Taubman Centers Inc.                          19,556       235,650
NACCO Industries Inc.                          3,775       235,031
Kelly Services Inc. "A"                        9,961       234,880
IHOP Corp.+                                   11,729       234,580
Arch Chemicals Inc.                           11,006       234,428
Triad Hospitals Inc.+                          8,260       233,345
UCBH Holdings Inc.                             4,781       232,775
ChemFirst Inc.                                 8,689       231,562
California Water Service Group                 8,096       231,546
Mid-America Apartment Communities Inc.        10,291       231,342
Hancock Holding Co.                            5,306       230,479
Crompton Corp.                                20,555       230,216
Reliance Steel & Aluminum Co.                  9,737       228,333
Arnold Industries Inc.                        11,952       227,835
Innkeepers USA Trust                          20,332       227,718
Guilford Pharmaceuticals Inc.+*               12,307       227,679
G&K Services Inc. "A"                         11,404       227,367
Pioneer-Standard Electronics Inc.             18,528       226,968
Madison Gas & Electric Co.                     9,702       226,784
American Italian Pasta Co. "A"+                7,054       225,728
Tesoro Petroleum Corp.+                       18,056       224,797
General Communication Inc. "A"+               24,975       224,775
Salem Communications Corp. "A"+               13,782       223,958
Unifi Inc.+                                   31,499       223,328
Nu Skin Enterprises Inc. "A"                  26,174       222,479
Arrow International Inc.                       5,882       222,045
Michael Foods Inc.                             7,396       220,956
First Sentinel Bancorp Inc.                   19,799       220,264
Koger Equity Inc.                             15,713       219,982
Crestline Capital Corp.+                       8,055       218,693
Patina Oil & Gas Corp.                         8,168       218,086
Greif Brothers Corp. "A"                       7,729       217,378
JDN Realty Corp.                              19,209       217,254
Del Monte Foods Co.+                          26,559       216,190
Trico Marine Services Inc.+                   14,410       216,150
Eastgroup Properties Inc.                      9,149       215,459
Bowne & Co. Inc.                              19,496       215,431
Input/Output Inc.+                            23,023       215,265
Robert Mondavi Corp. (The) "A"+                4,793       214,786
Allen Telecom Inc.+                           16,594       214,063
GTECH Holdings Corp.+                          7,853       213,994
Triad Guaranty Inc.+                           6,435       213,562
Frontier Financial Corp.                       8,919       213,499
Carter-Wallace Inc.                            8,539       212,706
GenCorp. Inc.                                 19,937       211,731
Glimcher Realty Trust                         13,993       211,434
Sotheby's Holdings Inc. "A"+                  11,462       210,557
Commercial Net Lease Realty Inc.              17,832       210,418
Century South Banks Inc.                       6,500       210,031
RFS Hotel Investors Inc.                      14,399       208,498
WMS Industries Inc.+                          11,567       208,206
Quiksilver Inc.+                               7,810       207,356
Pure Resources Inc.+                          10,730       207,089
Harbor Florida Bancshares Inc.                12,911       206,576
Kaman Corp. "A"                               12,612       206,522
Jones Lang LaSalle Inc.+                      16,060       206,371
Integra Bank Corp.                             9,868       205,995
Seacoast Financial Services Corp.             14,757       205,676


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Dress Barn Inc.+                               8,763  $    205,383
NUI Corp.                                      7,599       205,173
Seitel Inc.+                                  11,004       204,674
Chesapeake Corp.                               8,836       204,553
Regal-Beloit Corp.                            12,260       204,129
Schulman (A.) Inc.                            17,094       204,060
Southern Peru Copper Corp.                    14,759       203,674
Churchill Downs Inc.                           6,661       203,494
Advanta Corp. "A"*                            12,780       202,084
AAR Corp.                                     15,832       202,016
ADVO Inc.+                                     5,422       200,072
AMLI Residential Properties Trust              8,947       199,518
Burlington Coat Factory Warehouse Corp.       10,121       199,384
WesBanco Inc.                                 10,925       199,381
South Jersey Industries                        6,752       199,184
Ryan's Family Steak Houses Inc.+              18,718       198,879
Mid-State Bancshares                          12,894       196,633
Steel Dynamics Inc.+                          17,610       195,911
EGL Inc.+                                      8,034       195,829
American States Water Co.                      5,914       195,813
Capital Automotive REIT                       12,224       195,584
Brown Shoe Company Inc.                       10,360       195,286
NBT Bancorp Inc.                              11,645       194,326
UICI+                                         22,117       194,187
Tucker Anthony Sutro Corporation              10,213       193,536
Bedford Property Investors Inc.               10,314       193,491
Harleysville National Corp.                    5,149       193,088
First Financial Bankshares Inc.                5,797       192,750
Empire District Electric Co. (The)            10,307       192,638
Glatfelter (P.H.) Co.                         15,106       192,450
Presidential Life Corp.                       11,658       192,357
International Multifoods Corp.                 9,959       191,711
Commercial Metals Co.                          7,624       191,362
United Stationers Inc.+                        7,880       191,090
W Holding Co. Inc.                            16,150       190,772
Genlyte Group Inc. (The)+                      6,915       190,595
Applied Industrial Technologies Inc.          11,608       190,371
RLI Corp.                                      4,639       189,457
Heartland Express Inc.+                        7,499       189,350
Sterling Bancshares Inc.                      10,805       189,088
Boca Resorts Inc. "A"+                        16,255       188,558
Bethlehem Steel Corp.+                        77,903       188,525
General Cable Corp.                           17,375       188,519
Park Electrochemical Corp.                     8,339       188,461
National Golf Properties Inc.                  7,609       188,399
Wyndham International Inc. "A"+               88,072       187,593
Albany International Corp. "A"+               10,190       187,496
PSS World Medical Inc.+                       41,888       187,187
Avid Technology Inc.+                         13,992       187,143
United Rentals Inc.+                          11,423       186,538
Barnes Group Inc.                              9,817       186,523
Hughes Supply Inc.                            12,756       186,493
Interface Inc. "A"                            27,124       186,478
Chemed Corp.                                   5,359       186,225
Promistar Financial Corp.                      9,733       186,144
Cathay Bancorp Inc.                            3,805       185,018
Chemical Financial Corp.                       8,217       184,882
Phillips-Van Heusen Corporation               12,252       184,760
Borland Software Corp+                        26,429       184,177
American West Holdings Corp. "B"+             19,158       183,917
Spherion Corporation+                         26,465       183,667
Charter Municipal Mortgage
  Acceptance Corp.                            12,025       183,141
Thomas Industries Inc.                         8,836       182,905
Dime Community Bancshares                      6,682       182,084
Brush Engineered Materials                     9,736       181,576
Kirby Corp.+                                   9,070       181,400
Regis Corp.                                   12,392       181,233
Callaway Golf Co.                              8,158       181,189
Crawford & Co. "B"                            13,414       180,418
Bandag Inc.                                    6,717       179,881
Hutchinson Technology Inc.+*                  12,030       179,698
Ocwen Financial Corp.+                        21,095       179,097
Aztar Corp.+                                  16,800       178,248
Modis Professional Services Inc.+             38,648       177,781
CB Richard Ellis Services Inc.+               11,834       177,747
Marcus Corp.                                  12,880       177,744
Riggs National Corp.                          11,188       177,610
Anchor BanCorp Wisconsin Inc.                 12,686       176,018
Fleetwood Enterprises Inc.*                   19,388       175,461
NCI Building Systems Inc.+                    10,381       175,439
Southwest Securities Group Inc.*               9,316       174,023
Bio-Rad Laboratories Inc. "A"+                 4,830       173,880
Silicon Valley Bancshares+                     7,368       173,148
Sovran Self Storage Inc.                       7,023       172,064
Harleysville Group Inc.                        7,746       171,864
Trammell Crow Co.+                            14,420       171,598
PMA Capital Corp. "A"                          9,873       171,543
Midcoast Energy Resources Inc.                 6,450       170,925
Sinclair Broadcast Group "A"+                 23,442       169,955
Sandy Spring Bancorp Inc.                      5,557       169,836
Encompass Service Corp.+                      34,632       169,697


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iSHARES RUSSELL 2000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
NL Industries Inc.                            10,077  $    169,294
IRT Property Co.                              18,393       169,216
First BanCorp.                                 6,517       168,790
Pep Boys-Manny Moe & Jack Inc.                27,697       168,675
Equity Inns Inc.                              21,468       168,094
Stride Rite Corp.                             22,316       167,370
Shaw Group Inc.+                               3,583       167,362
National Health Investors Inc.                14,371       167,135
PFF Bancorp Inc.                               7,252       166,343
Lance Inc.                                    14,726       165,667
Analogic Corp.                                 3,681       165,415
Great Lakes REIT Inc.                          9,767       165,355
Aaron Rents Inc. "B"                          10,251       165,041
Monaco Coach Corp.+                            9,183       164,927
Walter Industries Inc.                        19,173       164,888
Parkway Properties Inc.                        5,740       164,738
EMCOR Group Inc.+*                             5,378       164,728
Haemonetics Corp.+                             4,950       163,845
Performance Food Group Co.+                    3,119       163,748
Argonaut Group Inc.                           10,297       163,465
Student Loan Corp.                             2,339       163,449
Cerner Corp.+                                  4,740       162,345
Watts Industries Inc. "A"                      9,685       161,740
Vail Resorts Inc.+                             8,079       161,580
Palm Harbor Homes Inc.+                       10,633       161,489
Parexel International Corp.+                  12,970       161,314
Checkpoint Systems Inc.+                      17,043       161,056
Tennant Co.                                    3,808       160,888
Roadway Express Inc.                           7,311       160,842
Lee Enterprises Inc.                           5,279       160,746
Trust Company of New Jersey (The)              9,490       158,958
Nuevo Energy Co.+                              8,931       158,257
Pacific Northwest Bancorp                      8,136       157,635
First Merchants Corp.                          6,834       157,609
Hunt (J.B.) Transport Services Inc.+          10,024       156,625
First Financial Holdings Inc.                  7,797       155,940
First Financial Corp.                          3,898       155,920
Wabtec Corporation                            12,217       155,156
Edison Schools Inc.+*                          7,632       154,548
OceanFirst Financial Corp.                     6,607       153,613
Georgia Gulf Corp.                             8,809       153,365
URS Corp.+                                     8,043       152,817
Pennsylvania Real Estate Investment
  Trust                                        7,275       152,775
Libbey Inc.                                    5,096       152,167
Men's Wearhouse Inc. (The)+                    7,042       151,966
Penton Media Inc.                             10,420       151,611
Gardner Denver Inc.+                           7,702       150,959
BOK Financial Corp.+                           6,128       150,519
Mediacom Communications Corp.+                 7,681       150,260
Calgon Carbon Corp.                           20,084       150,228
Petsmart Inc.+                                37,459       149,836
Moog Inc. "A"+                                 4,215       149,632
Semco Energy Inc.*                            10,533       149,569
M.S. Carriers Inc.+                            4,862       148,899
Handleman Co.+                                14,835       147,905
Standex International Corp.                    6,393       146,719
Schweitzer-Mauduit International Inc.          8,310       146,672
RTI International Metals Inc.+                10,899       146,592
Russ Berrie & Co. Inc.                         5,802       146,326
Alabama National Bancorp                       4,870       146,100
Nortek Inc.+                                   5,340       146,049
F&M Bancorp                                    5,431       145,958
Southwestern Energy Company                   14,661       145,144
Arkansas Best Corp.+                           9,199       144,884
Comstock Resources Inc.+                      12,825       144,281
Champion Enterprises Inc.+                    27,846       143,407
Kansas City Life Insurance Co.                 4,010       143,357
Ruby Tuesday Inc.                              7,266       142,486
ESCO Technologies Inc.+                        5,675       141,648
First Indiana Corp.                            5,378       141,172
Quanex Corp.                                   7,836       140,656
West Pharmaceutical Services Inc.              6,009       140,310
JP Realty Inc.                                 7,211       140,110
Arctic Cat Inc.                               10,217       139,845
Ultratech Stepper Inc.+                        5,673       139,698
Fremont General Corp.                         35,694       138,493
Curtiss Wright Corp.                           2,860       137,995
Baldwin & Lyons Inc. "B"                       6,387       137,720
Sequa Corp. "A"+                               3,526       137,514
Omega Financial Corp.                          5,034       137,176
Stein Mart Inc.+                              12,540       137,156
Take-Two Interactive Software Inc.+*           9,595       136,879
Winnebago Industries Inc.                      7,715       136,556
Lone Star Steakhouse & Saloon Inc.            14,669       136,147
Ryerson Tull Inc.                             13,417       134,841
Shopko Stores Inc.+                           16,740       133,920
Omnova Solutions Inc.                         20,048       133,119
Krispy Kreme Doughnuts Inc.+*                  3,694       132,984
Trans World Entertainment Corp.+              15,032       132,470
American Industrial Properties                10,439       132,262
Andover Bancorp Inc.                           3,896       131,977
Area Bancshares Corp.                          8,269       131,787


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Irwin Financial Corp.                          6,221  $    131,419
Bank of Granite Corp.                          6,202       131,405
Cascade Natural Gas Corp.                      6,455       131,359
CPB Inc.                                       4,556       131,270
Haverty Furniture Companies Inc.               9,578       131,219
McMoRan Exploration Co.+                       9,333       131,129
Landry's Seafood Restaurants Inc.             11,514       130,684
Packaging Corporation of America+              9,869       130,271
Pegasus Solutions Inc.+                       14,624       130,245
Lexington Corp. Properties Trust              10,092       130,187
CACI International Inc. "A"+                   4,815       130,005
Mine Safety Appliances Co.                     5,087       129,973
Medical Assurance Inc.+                       10,559       129,876
United Community Financial Corp.              19,545       129,486
Genrad Inc.+                                  16,157       129,256
New England Business Service Inc.              6,985       129,222
Midwest Express Holdings Inc.+                 8,134       128,599
Myers Industries Inc.                          9,523       128,560
Conmed Corp.+                                  6,691       128,384
Rent-A-Center Inc.+                            2,791       128,212
CNA Surety Corp.                               9,638       127,993
Farmers Capital Bank Corp.                     3,651       127,785
Zenith National Insurance Corp.                5,399       127,416
Airtran Holdings Inc.+                        16,222       127,180
Insignia Financial Group Inc.+                10,771       127,098
School Specialty Inc.+                         5,891       127,025
Capstead Mortgage Corp.                        9,467       126,668
1st Source Corp.                               6,778       126,664
JDA Software Group Inc.+                      11,049       126,373
Sunrise Assisted Living Inc.+*                 6,364       125,291
Standard Microsystems Corp.+                   8,314       125,230
Claire's Stores Inc.                           7,062       124,997
Vector Group Ltd.*                             5,940       124,740
Entertainment Properties Trust*                8,677       123,560
Advanced Digital Information Corp.+            7,125       123,352
Standard Register Co.                          7,562       123,261
Caraustar Industries Inc.                     15,331       123,127
Cumulus Media Inc."A"+                        21,275       122,996
Farmer Brothers Co.                              514       122,814
Federal-Mogul Corp.                           41,648       122,029
First Federal Capital Corp.                    8,686       121,604
Collins & Aikman Corp.+                       27,693       121,295
Cambrex Corp.                                  2,909       120,869
Brady Corp. "A"                                3,571       120,343
Playboy Enterprises Inc. "B"+                 11,277       120,100
Cato Corp. "A"                                 7,962       119,928
Mississippi Valley Bancshares Inc.             3,473       119,853
Unit Corp.+                                    7,239       119,805
Iomega Corp.+                                 32,502       119,607
Fred's Inc.                                    5,190       118,721
Pharmaceutical Product Development Inc.+       2,816       118,624
Robbins & Myers Inc.                           4,597       117,683
MidAmerica Bancorp                             5,115       117,645
Intermedia Communications Inc.+*               6,764       117,524
Evergreen Resources Inc.+                      3,106       117,438
Steak n Shake Company (The)+                  13,586       116,840
Bel Fuse Inc. "B"                              4,991       116,353
Centex Construction Products Inc.              4,130       116,053
Electro Rent Corp.+                            8,357       115,953
Praecis Pharmaceuticals Inc.+                  5,815       115,937
Buckeye Technologies Inc.+                    10,052       115,598
Casual Male Corp.                              7,212       115,392
Oneida Ltd.                                    7,223       115,207
Watsco Inc.                                    9,921       114,885
Wabash National Corp.                         11,179       114,585
Polaroid Corp.                                26,716       113,810
Financial Federal Corp.+                       4,597       112,626
Boykin Lodging Co.                            10,118       112,310
Veritas DGC Inc.+                              3,511       112,176
Sturm Ruger & Co. Inc.                        11,353       111,486
Gold Bancorp Inc.                             15,848       111,431
SCPIE Holdings Inc.                            5,465       110,940
PICO Holdings Inc.+                            7,866       110,124
Metromedia International Group Inc.+          34,942       109,368
Deltic Timber Corp.                            5,387       109,087
Hexcel Corp.+                                 10,956       109,012
Saul Centers Inc.                              5,955       108,977
Crossmann Communities Inc.+                    4,126       107,534
Triangle Pharmaceuticals Inc.+                18,700       107,525
State Auto Financial Corp.                     7,064       107,285
Tredegar Corporation                           6,093       107,237
Penn Engineering & Manufacturing Corp.         2,770       107,061
Cleveland-Cliffs Inc.                          5,921       106,578
Playtex Products Inc.+                        11,591       106,521
NS Group Inc.+                                 9,506       105,992
Applebee's International Inc.                  2,958       105,564
Interpool Inc.                                 7,184       104,527
United National Bancorp                        5,206       104,120
Wilsons The Leather Experts Inc.+              5,456       104,005
AMERCO+                                        4,892       103,955
National Western Life Insurance
  Company "A"+                                 1,171       103,633


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Sauer Inc.                                    11,621  $    103,543
CoStar Group Inc.+                             5,411       103,485
Quantum Corp. - Hard Disk Drive+               9,792       103,404
Magnetek Inc.+                                10,901       102,796
Mail-Well Inc.+                               21,068       102,601
LaSalle Hotel Properties                       6,333       102,531
Manufactured Home Communities Inc.             3,790       102,330
Stewart Information Services Corp.+            6,083       102,194
Integrated Electrical Services Inc.+          17,922       102,155
BSB Bancorp Inc.                               5,425       102,058
Ocular Sciences Inc.+                          5,708       101,674
Michaels Stores Inc.+                          3,396       101,668
BancFirst Corp.                                2,581       101,627
WestCorp Inc.                                  5,837       101,564
Global Payments Inc.+                          5,464       101,084
Brookline Bancorp Inc.                         7,594       100,620
O'Charley's Inc.+                              4,798       100,458
Scotts Co. (The) "A"+                          2,640       100,452
McGrath Rentcorp                               4,590       100,406
Pope & Talbot Inc.                             8,080       100,192
Donnelley (R.H.) Corp.+                        3,438        99,702
Philadelphia Consolidated Holding Co.+*        3,609        99,699
Luby's Inc.                                   13,107        99,613
NCO Group Inc.+                                3,892        99,489
Owens Corning*                                30,871        98,787
R&G Financial Corp. "B"                        5,981        98,687
Vital Sign Inc.                                3,069        98,592
GBC Bancorp                                    3,426        97,641
Waste Connections Inc.+                        3,369        97,069
Universal Forest Products Inc.                 6,365        96,271
Woodhead Industries Inc.                       5,505        95,993
CUNO Inc.+                                     3,299        95,671
Manitowoc Co. Inc.                             3,849        95,455
FBL Financial Group Inc. "A"                   6,097        95,113
Burnham Pacific Properties Inc.               19,850        95,081
City Bank                                      4,564        94,703
Armstrong Holdings Inc.                       23,306        94,389
WFS Financial Inc.+                            5,342        94,153
Great Atlantic & Pacific Tea Co.              10,212        93,440
Exide Corp.                                   11,383        93,341
Pilgrim's Pride Corp. "B"                      9,430        92,886
Polaris Industries Partners LP "A"             2,050        92,660
CEC Entertainment Inc.+                        2,072        91,893
Griffon Corporation+                          11,590        91,561
Cash American Investments Inc.                15,008        91,549
Midway Games Inc.+                            12,461        90,965
Santander Bancorp                              4,764        90,516
Navigant Consulting Co.+                      13,487        89,823
Triarc Companies Inc.+                         3,604        88,658
DVI Inc.+                                      5,721        88,218
Thor Industries Inc.                           4,053        88,153
Buckle Inc. (The)+                             4,605        86,344
Volt Information Sciences Inc.+                4,792        86,208
National Penn Bancshares Inc.                  3,557        85,590
BankAtlantic Bancorp Inc. "A"*                13,314        85,210
CDI Corp.+                                     6,448        83,824
RPC Inc.                                       6,826        83,823
Northwest Bancorp Inc.                         8,481        83,750
Oriental Financial Group Inc.                  6,255        83,504
Key Productions Co. Inc.+                      4,010        83,207
Applica Inc.+                                 13,401        83,086
ADE Corp.+                                     5,819        82,193
Kent Electronics Corp.+                        4,549        81,882
Bay View Capital Corp.                        17,250        81,765
Delta & Pine Land Co.                          3,388        81,651
Cousins Properties Inc.                        3,241        81,057
Aurora Foods Inc.+                            11,682        80,606
Simpson Manufacturing Co. Inc.+                1,631        80,408
Commonwealth Telephone Enterprises Inc.+       2,329        80,350
Midland Co.                                    2,525        80,169
Belco Oil & Gas Corp.+                         9,068        79,798
Mesa Air Group Inc.+                           9,528        79,797
MEMC Electronics Materials Inc.+              11,424        79,397
Fritz Companies Inc.+                          7,223        79,002
Gerber Scientific Inc.                        11,830        78,906
National Presto Industries Inc.                2,624        78,589
Senior Housing Properties Trust                6,965        78,496
Stone Energy Corp.+                            1,589        78,290
Unova Inc.+                                   26,031        77,833
First Niagara Financial Group Inc.             6,956        77,820
Friedman Billings Ramsey Group Inc. "A"+      14,110        77,323
Value City Department Stores Inc.+             9,277        76,999
Lawson Products Inc.                           3,109        76,948
Stepan Co.                                     3,194        76,848
Great American Financial Resources Inc.        4,257        76,626
Prime Group Realty Trust                       5,468        76,333
Cerus Corp.+                                   1,700        75,013
Boyd Gaming Corp.+                            22,178        74,740
Corrections Corporation of America+           93,088        74,470
NextCard Inc.+                                 7,198        74,229
Mesaba Holdings Inc.+                          6,617        73,614
Coachmen Industries Inc.                       8,189        73,292


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Group 1 Automotive Inc.+                       5,834  $     73,217
HEICO Corp.                                    4,763        73,112
Barrett Resources Corp.+                       1,212        72,781
Fedders Corp.                                 12,941        72,470
Audiovox Corp. "A"+                            9,452        72,367
CSS Industries Inc.+                           3,311        72,345
Universal Compression Holdings Inc.+           2,057        71,995
Bacou USA Inc.+                                2,816        71,555
Smart & Final Inc.+                            7,037        70,722
NCH Corp.                                      1,461        69,573
Bush Industries Inc. "A"                       4,820        69,408
Datascope Corp.                                1,913        69,227
Ingles Markets Inc. "A"                        5,779        68,626
Casella Waste Systems Inc. "A"+                7,603        67,952
Rare Hospitality International Inc.+           2,712        67,461
Central Garden & Pet Co.+                      7,923        67,345
International Specialty Products Inc.+         8,197        67,215
Littelfuse Inc.+                               2,675        67,209
Acme Communications Inc.+                      6,339        66,956
Armor Holdings Inc.+                           3,804        66,950
National Processing Inc.+                      3,569        66,348
Kaiser Aluminum Corp.+                        17,325        66,181
Penn Virginia Corp.                            1,765        65,817
Cirrus Logic Inc.+                             4,402        65,755
Province Healthcare Co.+                       2,159        65,715
Gibraltar Steel Corp.                          4,120        65,663
Grace (W.R.) & Company+                       28,448        65,430
ePresence Inc.+                               14,237        64,956
Riviana Foods Inc.                             4,056        64,896
Finova Group Inc.                             35,909        64,636
Avant! Corp.+                                  3,741        64,532
USB Holding Co. Inc.                           4,891        64,317
Tanger Factory Outlet Centers Inc.             3,058        63,148
Pacific Gulf Properties Inc.                  11,102        62,726
Hickory Tech Corp.                             4,189        62,311
Insurance Auto Auctions Inc.+                  5,082        62,254
Tenneco Automotive Inc.                       22,165        62,062
SBS Technologies Inc.+                         4,169        62,014
Stamps.com Inc.+                              20,641        61,923
Wolverine Tube Inc.+                           4,822        60,998
Capital City Bank Group Inc.                   2,418        60,903
Vans Inc.+                                     2,688        60,648
IDX Systems Corp.+*                            3,349        60,491
Methode Electronics Inc. "A"                   3,336        59,840
SJW Corp.                                        749        59,733
Wild Oats Markets Inc.+                        6,613        59,724
Network Equipment Technologies Inc.+          13,966        59,355
Dura Automotive Systems Inc.+                  7,031        59,324
Eclipsys Corp.+                                3,026        59,007
Transmontaigne Inc.+                          16,563        58,799
North Pittsburgh Systems Inc.                  5,132        58,697
EEX Corp.+                                    15,886        58,619
Apria Healthcare Group Inc.+                   2,403        58,105
Horizon Offshore Inc.+                         2,330        57,667
Columbus McKinnon Corp.                        7,281        56,883
Rightchoice Managed Care Inc.+                 1,674        56,832
Key3Media Group Inc.+                          4,758        56,620
Analysts International Corp.                  10,861        56,341
SLI Inc.                                       6,715        56,070
LodgeNet Entertainment Corp.+                  3,821        55,882
Wackenhut Corp. "A"+*                          3,894        55,762
Herbalife International Inc. "A"*              7,630        55,623
Travelocity.com Inc.+                          3,748        55,517
E.W. Blanch Holdings Inc.                      6,924        55,046
Crown Media Holdings Inc.+                     2,888        54,872
Rock-Tenn Company "A"                          6,842        54,736
Ethyl Corp.                                   36,348        54,522
Stoneridge Inc.+                               7,376        54,214
Computer Horizons Corp.+                      15,222        53,277
Young Broadcasting Corp. "A"+                  1,673        52,490
Net.B@nk Inc.+*                                5,969        52,229
Sonic Automotive Inc.+                         6,693        52,205
Ivex Packaging Corp.+                          3,796        52,195
Transaction Systems Architects Inc. "A"+       7,265        51,990
Orbital Sciences Corp.+                        8,523        51,138
Aviron+*                                       1,218        50,623
Cheap Tickets Inc.+                            4,930        50,532
Credit Acceptance Corp.+*                      9,503        50,485
Hayes Lemmerz International Inc.+              9,037        50,426
Interact Commerce Corporation+                 4,289        50,396
Pacific Capital Bancorp                        1,745        50,060
Allied Riser Communications Corp.+*           31,377        50,007
Infogrames Inc.+                               9,085        49,967
Whole Foods Market Inc.+*                      1,184        49,876
Friede Goldman Halter Inc.+                   20,263        49,644
Nucentrix Broadband Networks Inc.+*            3,883        48,052
FSI International Inc.+                        5,784        47,718
Benchmark Electronics Inc.+                    2,405        46,897
Valhi Inc.                                     4,508        45,756
Value Line Inc.                                1,081        45,132
Amylin Pharmaceuticals Inc.+                   4,521        44,927
Jakks Pacific Inc.+                            4,196        44,582


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

iSHARES RUSSELL 2000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Warnaco Group Inc. "A"                        31,690  $     43,732
Ligand Pharmaceuticals Inc. "B"+               4,460        43,624
CVB Financial Corp.                            2,723        43,478
SpeedFam-IPEC Inc.+                            6,717        43,451
VaxGen Inc.+*                                  2,142        43,376
Spiegel Inc. "A"                               6,146        43,022
American Axle & Manufacturing
  Holdings Inc.+                               4,596        42,513
Cubic Corp.                                    1,646        41,973
AMCOL International Corp.                     10,415        41,660
Indus International Inc.+                      8,516        41,516
Prize Energy Corp.+                            2,033        41,473
Cambridge Technology Partners Inc.+           11,018        41,317
Comfort Systems USA Inc.+                     16,814        41,026
NPC International Inc.+                        3,927        40,743
Res-Care Inc.+*                                8,139        40,695
Gabelli Asset Management Inc. "A"+             1,213        40,635
Kulicke & Soffa Industries Inc.+               2,981        40,430
Technology Solutions Co.+                     17,580        39,006
Worldpages.com Inc.+                          21,077        38,992
Oakley Inc.+                                   2,181        38,756
Seaboard Corp.                                   214        38,306
Arguss Communications Inc.+                    6,477        38,214
First Consulting Group Inc.+                   3,894        38,210
Jack in the Box Inc.+                          1,269        38,007
Career Education Corp.+                          746        37,486
Antigenics Inc.+*                              2,497        37,455
Skyline Corp.                                  1,708        36,842
Ames Department Stores Inc.+                  17,408        36,448
SkyWest Inc.                                   1,549        36,014
infoUSA Inc.+                                  8,241        35,797
Theragenics Corp.+                             5,584        35,682
Alaska Communications Systems Group+           6,351        35,526
CPI Corp.                                      1,786        35,273
Valmont Industries Inc.                        2,080        35,230
Speedway Motorsports Inc.+                     1,319        34,294
Metals USA Inc.                               12,657        34,174
BlackRock Inc.+                                  935        33,660
Stericycle Inc.+                                 750        33,469
Cygnus Inc.+*                                  4,433        33,115
Louis Dreyfus Natural Gas Corp.+                 890        32,930
Spartech Corp.                                 2,008        32,429
AirGate PCS Inc.+                                848        31,906
United Auto Group Inc.+                        3,249        31,710
Callon Petroleum Corp.+                        2,526        31,196
NetRatings Inc.+                               2,763        31,084
Isis Pharmaceuticals Inc.+*                    3,311        30,627
Blyth Inc.                                     1,324        30,518
Westpoint Stevens Inc.*                        3,324        29,916
National Steel Corp. "B"                      12,915        29,834
Golden Telecom Inc.+                           2,962        29,250
Gulf Island Fabrication Inc.+                  1,535        29,165
High Speed Access Corp.+                      19,391        29,086
Actuant Corp.                                  1,786        29,022
Denbury Resources Inc.+                        3,519        28,504
Chiquita Brands International Inc.+           21,886        28,452
Photronics Inc.+                               1,142        28,193
Cooper Companies Inc.                            582        27,558
1-800-FLOWERS.com Inc.+                        3,405        27,240
Dover Downs Entertainment Inc.                 2,175        27,187
World Wrestling Federation
  Entertainment Inc.+                          2,021        27,001
Expedia Inc. "A"+                              2,055        26,843
Sorrento Networks Corp.+                       4,338        26,841
Intertan Inc.+                                 2,106        26,641
Hollywood Entertainment Corp.+                12,118        26,508
Symmetricom Inc.+                              2,177        26,396
Ventiv Health Inc.+                            1,698        26,107
CompX International Inc.                       2,240        26,096
Revlon Inc. "A"+*                              5,611        25,867
MCSi Inc.+                                     1,741        25,789
Hypercom Corp.+                                7,625        25,544
Pricesmart Inc.+                                 648        25,272
Lands' End Inc.+                                 901        24,732
Newpark Resources Inc.+                        2,742        24,651
Source Information Management Co.+*            5,424        24,239
Valuevision International Inc. "A"+            1,694        23,610
Transkaryotic Therapies Inc.+                  1,343        23,586
SoftNet Systems Inc.+                         15,604        23,406
Elcor Corp.                                    1,603        22,410
Regent Communications Inc.+                    3,148        21,938
Electroglas Inc.+                              1,316        21,714
Polymer Group Inc.                            12,110        21,677
Ampal-American Israel Corp. "A"+               4,187        21,458
Pinnacle Entertainment Inc.+                   2,033        21,347
SportsLine.com Inc.+                           5,764        21,255
NationsRent Inc.+                             21,178        21,178
Atlas Air Inc.+                                  752        21,169
Fair Isaac and Co. Inc.                          359        21,005
Gentiva Health Services Inc.+                  1,097        20,912
Beasley Broadcast Group Inc. "A"+              1,379        20,685
DDi Corp.+                                     1,224        20,655


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iSHARES RUSSELL 2000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
FYI Inc.+                                        605  $     20,230
Therma-Wave Inc.+                              1,598        20,175
Papa John's International Inc.+                  846        20,145
Spinnaker Exploration Co.+                       460        20,102
New Century Equity Holdings Corp.+            17,709        19,923
Packard BioScience Company+                    2,671        19,824
Hollywood Media Corp.+                         4,413        19,594
Knight Transportation Inc.+                      802        19,549
Microsemi Corp.+                                 693        19,404
Superior Telecom Inc.+                         5,403        18,911
Inter-Tel Inc.                                 1,832        18,664
Illuminet Holdings Inc.+                         906        18,630
Allos Therapeutics Inc.+                       3,202        18,612
Alamosa Holdings Inc.+                         1,718        18,146
Cryolife Inc.+                                   686        17,788
Independent Bank Corp.                         1,171        17,565
Gaylord Container Corporation "A"+            15,010        17,412
Lindsay Manufacturing Co.                        940        17,390
American Classic Voyages Co.+*                 1,365        17,062
Landstar System Inc.+                            250        16,937
Twinlab Corp.+                                12,452        16,343
U.S. Aggregates Inc.                           2,767        16,325
Progress Software Corp.+                       1,120        16,240
CTC Communications Group Inc.+                 2,506        15,819
Rent-Way Inc.+                                 3,008        15,551
Kos Pharmaceuticals Inc.+                        870        15,279
Protection One Inc.+                          12,258        15,200
Electronics Boutique Holdings Corp.+             626        14,750
Central Parking Corp.                            807        14,687
Integrated Circuit Systems Inc.+                 912        14,592
Net2Phone Inc.+                                1,509        14,524
Medallion Financial Corp.                      1,416        14,337
Weirton Steel Corp.+                          18,816        14,300
MAXIMUS Inc.+                                    470        13,917
Lightspan Inc.+                                7,371        13,821
Columbia Sportswear Co.+                         302        13,736
Modem Media Inc.+                              3,900        13,650
Dot Hill Systems Corp.+                        6,927        13,508
Championship Auto Racing Teams Inc.+             807        13,073
eSPEED Inc. "A"+                                 605        12,365
Seminis Inc. "A"+                              7,321        12,354
Thermo Fibertek Inc.+                          2,895        11,985
Bell & Howell Co.+                               530        11,951
Columbia Laboratories Inc.+                    1,980        11,920
Metawave Communications Corp.+                 1,925        11,911
NET2000 Communications Inc.+                   3,828        11,723
Micron Electronics Inc.+                       6,860        11,525
New Era of Networks Inc.+                      1,934        11,483
Centillium Communications Inc.+                  467        11,412
Astec Industries Inc.+                           873        11,404
GC Companies Inc.+                             4,973        11,090
United Natural Foods Inc.+                       785        11,037
Arch Wireless Inc.+                           17,513        10,946
Ciber Inc.+                                    2,229        10,878
Casual Male Corp.+                             1,005        10,678
Pac-West Telecomm Inc.+                        3,015        10,553
Berry Petroleum Co. "A"                          752         9,776
Systemax Inc.+                                 5,908         9,748
Sequenom Inc.+                                 1,130         9,605
Advanced Lighting Technologies Inc.+           1,778         9,446
Oratec Interventions Inc.+                     1,149         9,264
Trendwest Resorts Inc.+                          423         9,147
Sonosite Inc.+                                   807         9,129
MedicaLogic/Medscape Inc.+                     5,816         8,906
Advanced Marketing Services Inc.                 376         8,798
Matrixone Inc.+                                  502         8,565
Telocity Inc.+                                 3,917         8,324
ESS Technology Inc.+                           1,438         8,268
Superconductor Technologies Inc.+              1,592         8,159
kForce.com Inc.+                               1,526         8,107
Intermune Pharmaceuticals Inc.+                  376         7,896
Datastream Systems Inc.+                         819         7,780
MarketWatch.com Inc.+                          2,478         7,744
Preview Systems Inc.+                          2,726         7,411
Sequoia Software Corp.+                        1,313         7,327
Scientific Learning Corp.+                     1,724         7,058
Data Return Corp.+                             2,340         7,020
Sitel Corp.+                                   2,505         7,014
ATS Medical Inc.+                                721         6,940
eMagin Corporation+                            2,547         6,367
Peregrine Pharmaceuticals+                     4,199         6,167
VIA NET.WORKS Inc.+                            2,330         6,116
X-Rite Inc.                                      619         6,072
eBenx Inc.+                                    1,280         5,920
GoAmerica Inc.+                                2,902         5,895
Xybernaut Corp.+                               2,957         5,884
barnesandnoble.com Inc.+                       4,780         5,826
IXYS Corporation+                                362         5,701
CyberSource Corp.+                             3,162         5,533
Whitehall Jewellers Inc.+                        705         5,492
Bebe Stores Inc.+                                243         5,376
White Electronic Designs Corp.+                1,013         5,318


--------------------------------------------------------------------------------
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iSHARES RUSSELL 2000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Extensity Inc.+                                  888  $      5,273
NetSolve Inc.+                                   752         5,264
Luminex Corp.+*                                  282         5,199
Lynx Therapeutics Inc.+                          611         5,146
Net.Genesis Corp.+                             2,660         5,071
NetManage Inc.+                                5,106         4,946
SeeBeyond Technology Corp.+                      360         4,590
Lexicon Genetics Inc.+                           690         4,528
Buca Inc.+                                       235         4,376
Blount International Inc.+                       984         4,330
Sonic Innovations Inc.+                        1,041         4,216
Switchboard Inc.+                              1,381         4,057
On Command Corp.+                                637         3,981
Saba Software Inc.+                              736         3,956
SciQuest.com Inc.+                             4,492         3,931
Vasco Data Security International Inc.+          717         3,899
Aspect Medical Systems Inc.+                     296         3,441
AVT Corp.+                                     1,180         3,319
NETsilicon Inc.+                                 859         3,114
Corillian Corp.+*                                516         3,064
Stockwalk.com Group Inc.+                      1,702         2,979
Gliatech Inc.+                                 1,355         2,879
Nexell Therapeutics Inc.+                      1,992         2,801
Metrocall Inc.+                               10,733         2,683
PEC Solutions Inc.+                              261         2,480
Vyyo Inc.+                                     1,214         2,466
Loudeye Technologies Inc.+                     2,860         2,145
Organic Inc.+                                  3,821         1,911
Cypress Communications Inc.+                   3,558         1,668
Deltek Systems Inc.+                             423         1,586
e.MedSoft.com+*                                2,236         1,498
NetZero Inc.+                                  2,128         1,397
Women.com Networks Inc.+                      10,733         1,342
Neoforma.com Inc.+                             1,100         1,306
Digital Impact Inc.+                             971         1,305
Deltathree Inc.+                                 987         1,234
Photogen Technologies Inc.+*                     612         1,205
Genomic Solutions Inc.+                          375         1,125
Aperian Inc.+                                    771           964
Ventro Corporation+                            1,233           925
Telaxis Communications Corp.+                    525           771
Savvis Communications Corp.+                   1,685           737
eMachines Inc.+                                2,579           645
Onvia.com Inc.+                                  657           482
Verado Holdings Inc. "B"+                        719           472

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
Vicinity Corp.+                                  254  $        452
Opus360 Corp.+                                 3,575           447
Coolsavings.com Inc.+                            657           328
Eprise Corp.+                                    337           221
LivePerson Inc.+                                 442           166
CAIS Internet Inc.+                               42            17
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $263,285,545)                                   272,787,451
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.85%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,055,286     4,055,286
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          867,152       867,152
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,945,641     1,945,641
Providian Temp Cash Money Market Fund++    3,669,068     3,669,068
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $10,537,147)                                     10,537,147
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $183,211 and an effective yield of
  4.90%.                                     183,136       183,136
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $183,136)                                           183,136
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.56%
(Cost $274,005,828)                                    283,507,734
------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.56%)               (9,744,403)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $273,763,331
==================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.86%
------------------------------------------------------------------
General Electric Co.                         197,036  $  8,247,926
Exxon Mobil Corp.                             69,115     5,598,315
Pfizer Inc.                                  125,456     5,137,423
Citigroup Inc.                                99,958     4,496,111
Microsoft Corp.+*                             78,827     4,310,852
Intel Corp.                                  133,819     3,521,112
Merck & Co. Inc.                              45,855     3,480,394
International Business Machines Corp.         34,884     3,355,143
American International Group Inc.             39,961     3,216,860
AOL Time Warner Inc.+                         79,155     3,178,073
SBC Communications Inc.                       67,305     3,003,822
Wal-Mart Stores Inc.                          54,271     2,740,686
Verizon Communications Inc.                   53,666     2,645,734
Johnson & Johnson                             27,636     2,417,321
Bristol-Myers Squibb Co.                      38,873     2,309,056
Cisco Systems Inc.+                          143,249     2,265,125
Philip Morris Companies Inc.                  44,212     2,097,859
Home Depot Inc.                               46,152     1,989,151
Coca-Cola Co.                                 39,836     1,798,994
Bank of America Corp.                         32,705     1,790,599
JP Morgan Chase & Co.                         37,831     1,698,612
Wells Fargo & Company                         34,097     1,686,779
Procter & Gamble Co.                          25,844     1,617,834
Fannie Mae                                    20,270     1,613,492
AT&T Corp.                                    74,652     1,590,088
American Home Products Corp.                  26,051     1,530,496
BellSouth Corp.                               37,142     1,519,851
Abbott Laboratories                           30,745     1,450,857
Lilly (Eli) and Company                       18,836     1,443,968
EMC Corp.+                                    46,879     1,378,243
Pharmacia Corporation                         25,627     1,290,832
Oracle Corp.+                                 84,417     1,264,567
PepsiCo Inc.                                  28,698     1,261,277
Amgen Inc.+                                   20,432     1,229,751
Walt Disney Co. (The)                         41,553     1,188,416
Morgan Stanley Dean Witter & Co.              22,202     1,187,807
Chevron Corp.                                 12,756     1,119,977
Dell Computer Corp.+                          43,259     1,111,216
Viacom Inc. "B"+                              25,036     1,100,833
Medtronic Inc.                                23,891     1,092,774
American Express Co.                          26,444     1,092,137
WorldCom Inc.+                                57,251     1,069,878
Texas Instruments Inc.                        34,496     1,068,686
Schering-Plough Corp.                         29,067     1,061,818
Hewlett-Packard Co.                           33,012     1,032,285
Ford Motor Company                            36,292     1,020,531
Sun Microsystems Inc.+                        64,822       996,314
Boeing Co.                                    17,667       984,229
Freddie Mac                                   13,790       894,006
Merrill Lynch & Co. Inc.                      16,008       886,843
U.S. Bancorp                                  37,834       877,749
Enron Corp.                                   14,843       862,378
Bank One Corp.                                22,975       831,235
Anheuser-Busch Companies Inc.                 17,954       824,627
Walgreen Co.                                  20,190       823,752
Minnesota Mining & Manufacturing Co.           7,859       816,550
FleetBoston Financial Corp.                   21,556       813,739
Du Pont (E.I.) de Nemours                     19,155       779,608
QUALCOMM Inc.+                                13,370       757,076
Comcast Corp. "A"+                            17,807       746,781
Texaco Inc.                                   10,937       726,217
Bank of New York Co. Inc.                     14,722       724,911
Kimberly-Clark Corp.                          10,613       719,880
AT&T - Liberty Media Group "A"+               51,217       717,038
Qwest Communications International Inc.+      20,187       707,554
Applied Materials Inc.+                       16,120       701,220
McDonald's Corp.                              26,073       692,238
Automatic Data Processing Inc.                12,633       686,983
Lucent Technologies Inc.                      67,673       674,700
Gillette Co.                                  20,947       652,918
Honeywell International Inc.                  15,999       652,759
Target Corp.                                  17,828       643,234
First Union Corp.                             19,477       642,741
United Technologies Corp.                      8,757       641,888
Washington Mutual Inc.                        11,567       633,293
Colgate-Palmolive Co.                         11,397       629,798
Duke Energy Corp.                             14,680       627,423
El Paso Corp.*                                 9,564       624,529
Alcoa Inc.                                    17,239       619,742
Motorola Inc.                                 43,427       619,269
Compaq Computer Corp.                         33,800       615,160
Allstate Corp.                                14,534       609,556
General Motors Corp. "A"                      11,226       582,068
Cardinal Health Inc.                           5,857       566,665
Dow Chemical Co.                              17,838       563,146
Household International Inc.                   9,358       554,368
Baxter International Inc.                      5,845       550,248
Emerson Electric Co.                           8,539       529,418
Clear Channel Communications Inc.+             9,566       520,869
Marsh & McLennan Companies Inc.                5,463       519,149


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Safeway Inc.+                                  9,353  $    515,818
MBNA Corp.                                    14,727       487,464
First Data Corp.                               7,846       468,485
Voicestream Wireless Corp.+                    5,028       464,502
CVS Corp.                                      7,787       455,462
Southern Co.                                  12,964       454,907
Electronic Data Systems Corp.                  8,054       449,896
HCA - The Healthcare Company                  10,576       425,896
Kroger Co.+                                   16,258       419,294
Exelon Corp.                                   6,328       415,117
Micron Technology Inc.+                        9,978       414,386
Fifth Third Bancorp                            7,581       405,110
Williams Companies Inc.                        9,413       403,347
JDS Uniphase Corp.+                           21,828       402,454
Lowe's Companies Inc.                          6,817       398,454
Mellon Financial Corp.                         9,702       393,125
PNC Financial Services Group                   5,750       389,563
AES Corp.+                                     7,768       388,089
UnitedHealth Group Inc.                        6,502       385,309
American General Corp.                        10,002       382,576
Veritas Software Corp.+                        8,136       376,209
Kohls Corp.+                                   5,967       368,104
Corning Inc.                                  17,582       363,772
Sara Lee Corp.                                16,469       355,401
Sysco Corp.                                   13,306       352,742
Costco Wholesale Corp.+                        8,925       350,306
Conoco Inc.                                   12,390       350,017
International Paper Co.                        9,580       345,646
Schwab (Charles) Corp.                        21,417       330,250
SunTrust Banks Inc.                            5,086       329,573
CIGNA Corp.                                    3,049       327,341
Alltel Corp.                                   6,208       325,672
National City Corp.                           12,120       324,210
Halliburton Co.*                               8,806       323,620
Gannett Co. Inc.                               5,251       313,590
Lehman Brothers Holdings Inc.                  4,973       311,807
Anadarko Petroleum Corp.                       4,955       311,075
Sprint Corp. (FON Group)                      14,119       310,477
Calpine Corp.+                                 5,614       309,163
Waste Management Inc.                         12,476       308,157
Goldman Sachs Group Inc. (The)                 3,592       305,679
Dominion Resources Inc.                        4,730       304,943
Caterpillar Inc.                               6,845       303,781
American Electric Power Inc.*                  6,399       300,753
State Street Corp.                             3,211       299,907
Omnicom Group Inc.                             3,514       291,240
AFLAC Inc.                                    10,560       290,822
BB&T Corp.*                                    8,149       286,600
Tenet Healthcare Corp.+                        6,392       281,248
Agilent Technologies Inc.+                     9,092       279,397
Heinz (H.J.) Co.                               6,927       278,465
Providian Financial Corp.                      5,675       278,359
Tellabs Inc.+                                  6,819       277,448
Illinois Tool Works Inc.                       4,881       277,436
Union Pacific Corp.                            4,930       277,313
Guidant Corp.+                                 6,126       275,609
General Motors Corp. "H"+                     13,709       267,325
Lockheed Martin Corp.                          7,489       266,983
Southwest Airlines Co.                        15,003       266,303
Hartford Financial Services Group Inc.         4,495       265,205
Gap Inc. (The)                                10,951       259,758
Analog Devices Inc.+                           7,154       259,261
Northern Trust Corp.                           4,136       258,500
Linear Technology Corp.                        6,286       258,119
Quaker Oats Co.                                2,614       253,689
Phillips Petroleum Co.*                        4,597       253,065
Chubb Corp.                                    3,480       252,091
Wachovia Corp.                                 4,157       250,459
Ciena Corp.+                                   5,945       248,204
FedEx Corp.+                                   5,886       245,328
Paychex Inc.                                   6,569       243,464
General Mills Inc.                             5,643       242,705
Computer Associates International Inc.         8,893       241,890
Eastman Kodak Co.                              5,983       238,662
Burlington Northern Santa Fe Corp.             7,821       237,602
USA Education Inc.                             3,265       237,202
Maxim Integrated Products Inc.+*               5,623       233,861
Dynegy Inc. "A"                                4,574       233,320
McGraw-Hill Companies Inc.                     3,889       231,979
Harley-Davidson Inc.                           6,024       228,611
BEA Systems Inc.*                              7,662       225,071
Cendant Corp.+                                15,334       223,723
Reliant Energy Inc.                            4,875       220,594
KeyCorp                                        8,479       218,758
Capital One Financial Corp.                    3,915       217,282
Genentech Inc.+*                               4,298       217,049
Solectron Corp.+                              11,412       216,942
Comerica Inc.                                  3,521       216,541
FPL Group Inc.                                 3,519       215,715
Weyerhaeuser Co.                               4,239       215,299


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Masco Corp.                                    8,895  $    214,725
Baker Hughes Inc.                              5,911       214,628
TXU Corporation                                5,146       212,633
Sears, Roebuck and Co.                         5,999       211,585
May Department Stores Co.                      5,918       209,971
Interpublic Group of Companies Inc.            6,112       209,947
Forest Laboratories Inc. "A"+                  3,502       207,458
General Dynamics Corp.                         3,261       204,595
Xcel Energy Inc.                               6,786       204,326
Raytheon Co. "B"*                              6,757       198,521
Xilinx Inc.+                                   5,649       198,421
Sprint Corp. (PCS Group)+*                    10,414       197,866
ConAgra Foods Inc.                            10,702       195,204
Comverse Technology Inc.+                      3,293       193,925
Allergan Inc.                                  2,612       193,680
Burlington Resources Inc.                      4,304       192,604
Ralston Purina Group                           6,172       192,258
St. Paul Companies Inc.                        4,338       191,089
Avon Products Inc.                             4,743       189,673
Siebel Systems Inc.+                           6,870       186,864
Biogen Inc.+                                   2,942       186,265
Public Service Enterprise Group Inc.           4,254       183,603
Occidental Petroleum Corp.                     7,363       182,234
Becton Dickinson & Co.                         5,111       180,521
TJX Companies Inc.                             5,567       178,144
Albertson's Inc.                               5,567       177,142
Air Products & Chemicals Inc.                  4,551       174,758
Pitney Bowes Inc.                              5,027       174,688
Progress Energy Inc.                           4,055       174,649
Campbell Soup Co.                              5,837       174,351
Concord EFS Inc.+                              4,268       172,587
Equity Office Properties Trust                 6,079       170,212
Deere & Co.                                    4,656       169,199
MetLife Inc.*                                  5,623       168,971
Altera Corp.+                                  7,880       168,927
Genzyme Corp. - General Division+*             1,857       167,743
USX-Marathon Group Inc.                        6,211       167,386
Adobe Systems Inc.                             4,784       167,296
Unocal Corp.                                   4,821       166,662
Entergy Corp.                                  4,375       166,250
Archer-Daniels-Midland Co.                    12,630       166,085
Golden West Financial Corp.                    2,547       165,300
Advanced Micro Devices Inc.*                   6,228       165,291
Federated Department Stores Inc.+              3,958       164,455
Lincoln National Corp.                         3,824       162,405
AON Corp.                                      4,549       161,489
MBIA Inc.                                      1,997       161,118
Starbucks Corp.+*                              3,781       160,456
Marriott International Inc. "A"*               3,867       159,243
Delphi Automotive Systems Corp.               11,160       158,137
Tribune Co.                                    3,877       157,949
Wrigley (William Jr.) Co.                      3,242       156,427
Consolidated Edison Inc.                       4,206       156,043
Juniper Networks Inc.+*                        4,089       155,218
Loews Corp.                                    2,598       154,347
PPG Industries Inc.                            3,344       154,125
ALZA Corp.+                                    3,788       153,414
SouthTrust Corp.                               3,344       152,988
Apple Computer Inc.+                           6,895       152,173
McKesson HBOC Inc.                             5,675       151,806
MedImmune Inc.+                                4,211       151,070
Mattel Inc.                                    8,468       150,222
Stryker Corp.                                  2,857       149,278
Clorox Co.                                     4,699       147,784
IMS Health Inc.                                5,855       145,789
CSX Corp.                                      4,326       145,786
MGIC Investment Corp.                          2,125       145,393
Dover Corp.                                    4,033       144,543
KLA-Tencor Corp.+                              3,662       144,191
Nabors Industries Inc.+                        2,767       143,441
Electronic Arts Inc.+                          2,636       143,003
Praxair Inc.                                   3,166       141,362
Newell Rubbermaid Inc.                         5,292       140,238
Nextel Communications Inc. "A"+                9,725       139,797
Thermo Electron Corp.+                         6,217       139,758
VeriSign Inc.+*                                3,930       139,269
Jefferson-Pilot Corp.                          2,046       138,903
AT&T Wireless Group*                           7,149       137,118
NTL Inc.+                                      5,437       136,741
Synovus Financial Corp.                        5,059       136,593
Equity Residential Properties Trust            2,620       136,319
RadioShack Corp.                               3,713       136,230
Textron Inc.                                   2,375       134,995
Staples Inc.+                                  9,020       134,173
Scientific-Atlanta Inc.                        3,208       133,421
Constellation Energy Group Inc.                3,006       132,565
M&T Bank Corp.*                                1,890       132,111
New York Times Co. "A"                         3,224       132,087
ADC Telecommunications Inc.+                  15,487       131,639
Cablevision Systems Corp.+                     1,866       131,292


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Georgia-Pacific Corp.                          4,462  $    131,183
Hershey Foods Corp.                            1,888       130,876
Starwood Hotels & Resorts Worldwide Inc.       3,842       130,666
SunGard Data Systems Inc.+                     2,646       130,263
Apache Corp.                                   2,244       129,277
Norfolk Southern Corp.                         7,661       128,245
PP&L Resources Inc.                            2,900       127,484
AmSouth Bancorp                                7,475       125,655
FirstEnergy Corp.                              4,495       125,500
Biomet Inc.                                    3,179       125,223
Franklin Resources Inc.                        3,188       124,683
Regions Financial Corp.*                       4,379       124,528
Northrop Grumman Corp.                         1,429       124,323
Noble Drilling Corp.+                          2,667       123,109
Univision Communications Inc.+*                3,222       122,952
Tosco Corp.                                    2,875       122,935
UNUMProvident Corp.                            4,181       122,169
Kerr-McGee Corp.                               1,872       121,493
Best Buy Co. Inc.+                             3,373       121,293
Kinder Morgan Inc.                             2,271       120,817
Cox Communications Inc. "A"+*                  2,699       120,079
Ingersoll-Rand Co.                             3,023       120,043
Ambac Financial Group Inc.                     1,891       119,946
Waters Corp.+                                  2,578       119,748
NiSource Inc.                                  3,839       119,470
Amerada Hess Corp.*                            1,529       119,445
Sanmina Corp.+                                 6,088       119,097
Stilwell Financial Inc.                        4,429       118,786
Sabre Holdings Corp.+                          2,567       118,518
Kellogg Co.                                    4,363       117,932
Wellpoint Health Networks Inc.+                1,235       117,708
Charter One Financial Inc.                     4,140       117,162
Lexmark International Group Inc. "A"+          2,571       117,032
United Parcel Service Inc.*                    2,047       116,474
Applera Corp. - Applied Biosystems Group       4,184       116,106
Bed Bath & Beyond Inc.+                        4,712       115,738
CIT Group Inc. (The)                           4,003       115,607
R.J. Reynolds Tobacco Holdings Inc.            2,056       115,342
Millennium Pharmaceuticals Inc.+               3,778       115,078
Countrywide Credit Industries Inc.             2,329       114,936
Teradyne Inc.+                                 3,470       114,510
Cincinnati Financial Corp.                     3,009       114,154
Boston Scientific Corp.+                       5,623       113,472
Novellus Systems Inc.+                         2,795       113,372
DTE Energy Co.                                 2,838       112,952
Ameren Corp.*                                  2,729       111,753
Tricon Global Restaurants Inc.+                2,903       110,866
Fiserv Inc.+                                   2,463       110,181
Human Genome Sciences Inc.+                    2,390       109,940
Rockwell International Corp.                   3,014       109,559
Marshall & Ilsley Corp.                        2,069       109,264
Weatherford International Inc.+                2,188       107,978
Devon Energy Corp.                             1,847       107,495
Network Appliance Inc.+                        6,369       107,079
Union Planters Corp.                           2,772       106,694
Johnson Controls Inc.                          1,705       106,494
Fortune Brands Inc.                            3,079       105,918
Old Kent Financial Corp.                       2,762       104,956
AMR Corp.+                                     2,987       104,903
BMC Software Inc.+                             4,857       104,425
King Pharmaceuticals Inc.+                     2,558       104,238
BJ Services Co.+                               1,461       104,023
Conseco Inc.*                                  6,460       104,006
Progressive Corporation                        1,066       103,455
KeySpan Corp.                                  2,693       102,684
Computer Sciences Corp.+                       3,169       102,517
Danaher Corp.                                  1,877       102,409
PeopleSoft Inc.+                               4,366       102,328
Alamosa Holdings Inc.                          2,197       101,633
Symbol Technologies Inc.                       2,900       101,210
Level 3 Communications Inc.+                   5,814       101,018
Limited Inc.                                   6,414       100,828
Aetna Inc.+                                    2,803       100,684
National Commerce Bancorp                      4,040       100,243
Cinergy Corp.                                  2,978        99,912
LSI Logic Corp.+                               6,337        99,681
Healthsouth Corp.+                             7,688        99,098
Avery Dennison Corp.                           1,899        98,786
Toys R Us Inc.+                                3,931        98,668
Molex Inc.*                                    2,782        98,152
Watson Pharmaceuticals Inc.+                   1,860        97,836
Torchmark Corp.                                2,519        97,813
Delta Air Lines Inc.                           2,456        97,012
UST Inc.                                       3,227        96,971
Bear Stearns Companies Inc.                    2,120        96,969
Intuit Inc.+                                   3,492        96,903
ENSCO International Inc.                       2,743        96,005
PG&E Corp.                                     7,708        95,965
Telephone & Data Systems Inc.                  1,023        95,651
Sempra Energy                                  4,093        95,285


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Eaton Corp.                                    1,386  $     94,941
Exodus Communications Inc.+*                   8,828        94,901
Palm Inc.+                                    11,276        94,789
Chiron Corp.+                                  2,159        94,726
Brocade Communications System Inc.*            4,500        94,005
Ecolab Inc.                                    2,216        94,003
National Semiconductor Corp.+                  3,487        93,277
Cintas Corp.*                                  2,363        93,149
Willamette Industries Inc.*                    2,010        92,460
Parker Hannifin Corp.                          2,317        92,031
St. Jude Medical Inc.+                         1,697        91,383
Block (H & R) Inc.*                            1,817        90,959
Cadence Design Systems Inc.+                   4,917        90,915
Vitesse Semiconductor Corp.+                   3,793        90,321
Zions Bancorp                                  1,724        89,803
Kmart Corp.+                                   9,549        89,761
Genuine Parts Co.                              3,448        89,338
eBay Inc.+*                                    2,457        88,913
Moody's Corp.                                  3,217        88,661
Coca-Cola Enterprises Inc.*                    4,974        88,438
Broadcom Corp. "A"+                            3,049        88,116
Unisys Corp.+                                  6,272        87,808
Equifax Inc.                                   2,808        87,750
IVAX Corporation+                              2,760        86,940
EOG Resources Inc.                             2,108        86,913
Vulcan Materials Co.                           1,847        86,495
Applied Micro Circuits Corp.+                  5,176        85,404
North Fork Bancorp                             3,263        84,675
Penney (J.C.) Company Inc.*                    5,225        83,548
Broadwing Inc.+                                4,326        82,843
Global Marine Inc.+                            3,190        81,664
Edison International                           6,450        81,528
Yahoo! Inc.+                                   5,157        81,223
American Standard Companies Inc.+              1,372        81,044
CenturyTel Inc.                                2,789        80,184
Popular Inc.                                   2,710        79,818
Xerox Corp.                                   13,295        79,637
First Tennessee National Corp.                 2,566        79,289
Atmel Corp.+                                   8,080        79,285
Robert Half International Inc.+                3,542        79,164
IDEC Pharmaceuticals Corp.+*                   1,979        79,160
PMC - Sierra Inc.+                             3,193        78,995
Dime Bancorp Inc.                              2,412        78,993
Tiffany & Co.                                  2,896        78,916
GPU Inc.                                       2,413        78,398
Pinnacle West Capital Corp.                    1,685        77,291
Hancock (John) Financial Services Inc.         2,006        77,131
CMS Energy Corp.                               2,606        77,112
Dollar General Corp.                           3,697        75,567
Jones Apparel Group Inc.+*                     1,997        75,487
Health Management Associates Inc. "A"+         4,854        75,480
Goodyear Tire & Rubber Co.*                    3,150        75,127
Eastman Chemical Co.                           1,525        75,060
NCR Corp.+                                     1,922        75,016
Leggett & Platt Inc.                           3,888        74,766
TECO Energy Inc.                               2,492        74,660
Apollo Group Inc. "A"+                         2,268        74,419
McLeodUSA Inc. "A"+                            8,595        74,400
Goodrich (B.F.) Co.                            1,931        74,092
Family Dollar Stores Inc.                      2,872        73,810
International Game Technology Inc.+            1,460        73,511
Sigma-Aldrich Corp.                            1,535        73,488
Citrix Systems Inc.+                           3,459        73,071
Avaya Inc.+                                    5,617        73,021
Knight Ridder Inc.*                            1,355        72,777
DPL Inc.                                       2,568        72,161
SAFECO Corp.                                   2,538        71,540
Rational Software Corp.+                       4,025        71,444
Huntington Bancshares Inc.                     4,967        70,780
Pepsi Bottling Group Inc.                      1,862        70,775
Smith International Inc.+                      1,002        70,340
DST Systems Inc.+                              1,457        70,213
Sherwin-Williams Co.                           2,719        69,280
Hilton Hotels Corp.                            6,629        69,273
TRW Inc.                                       2,022        68,748
Harrah's Entertainment Inc.+                   2,331        68,601
Estee Lauder Companies Inc. "A"*               1,866        67,960
Fluor Corp.                                    1,519        67,595
Mercury Interactive Corp.+                     1,614        67,586
Servicemaster Co.                              5,976        67,110
Old Republic International Corp.               2,358        66,967
Citizen Communications Co.+                    5,265        66,602
Immunex Corp.+                                 4,631        66,281
Microchip Technology Inc.+                     2,609        66,040
T Rowe Price Group Inc.                        2,102        65,819
Engelhard Corp.                                2,528        65,374
Adelphia Communications Corp. "A"*             1,606        65,043
BJ's Wholesale Club Inc.+                      1,350        64,597
Mylan Laboratories Inc.                        2,493        64,444
Utilicorp United Inc.                          1,987        64,299


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Spieker Properties Inc.                        1,172  $     64,284
Nike Inc. "B"                                  1,584        64,231
Republic Services Inc. "A"+                    3,402        63,788
VF Corp.                                       1,819        63,665
AutoZone Inc.+                                 2,271        63,633
Compuware Corp.+                               6,512        63,492
Apartment Investment & Management
  Co. "A"                                      1,416        62,941
Phelps Dodge Corp.                             1,566        62,922
Integrated Device Technology Inc.+*            2,121        62,803
Harcourt General Inc.                          1,127        62,740
American Water Works Inc.                      1,945        62,726
PACCAR Inc.                                    1,395        62,513
ITT Industries Inc.                            1,612        62,465
Ultramar Diamond Shamrock Corp.                1,725        62,411
Whirlpool Corp.                                1,245        62,238
Nucor Corp.                                    1,551        62,149
Allied Waste Industries Inc.+                  3,938        61,748
Rohm & Haas Co. "A"                            2,002        61,682
Gateway Inc.+                                  3,669        61,676
Gilead Sciences Inc.+*                         1,886        61,295
AvalonBay Communities Inc.                     1,336        61,202
Bisys Group Inc.*                              1,138        60,812
TCF Financial Corp.                            1,605        60,653
Edwards (A.G.) Inc.                            1,636        60,532
NVIDIA Corp.+*                                   930        60,377
Symantec Corp.+                                1,435        60,001
AutoNation Inc.+                               6,646        59,814
Murphy Oil Corp.                                 890        59,256
Duke-Weeks Realty Corp.                        2,556        59,171
Black & Decker Corp.                           1,603        58,910
Newmont Mining Corp.                           3,639        58,661
Cooper Industries Inc.                         1,740        58,203
Lam Research Corp.+*                           2,445        58,069
Peregrine Systems Inc.+                        2,966        57,837
Brown-Forman Corp. "B"                           930        57,613
Cooper Cameron Corp.+                          1,065        57,510
Banknorth Group Inc.                           2,886        57,359
McCormick & Co. Inc.                           1,366        57,358
i2 Technologies Inc.+*                         3,943        57,173
SPX Corp.+*                                      626        56,816
Readers Digest Association Inc. (The)
  "A"                                          2,053        56,416
Greenpoint Financial Corp.                     1,728        56,333
Darden Restaurants Inc.                        2,371        56,311
Radian Group Inc.                                827        56,029
Ocean Energy Inc.                              3,362        55,641
Sealed Air Corp.+*                             1,663        55,428
American Tower Corp.*                          2,968        54,908
Sunoco Inc.                                    1,690        54,807
Compass Bancshares Inc.                        2,551        54,528
Micromuse Inc.+                                1,438        54,342
Allmerica Financial Corp.                      1,047        54,329
Brinker International Inc.+                    1,945        54,285
Delhaize America Inc. "B"                      2,684        54,190
Niagara Mohawk Holdings Inc.+                  3,178        53,708
Echostar Communications Corp.+*                1,933        53,520
Quest Diagnostics Inc.+                          602        53,500
Simon Property Group Inc.                      2,085        53,376
SCI Systems Inc.+                              2,931        53,344
Pall Corp.                                     2,429        53,244
Stanley Works (The)                            1,605        52,885
Legg Mason Inc.                                1,256        52,878
Ashland Inc.                                   1,374        52,762
Oxford Health Plans Inc.+                      1,964        52,537
Litton Industries Inc.+                          652        52,375
PerkinElmer Inc.                                 997        52,293
Boston Properties Inc.                         1,358        52,215
Wisconsin Energy Corp.                         2,416        52,137
Park Place Entertainment Corp.+                5,078        52,050
Office Depot Inc.+                             5,930        51,888
Potomac Electric Power Co.*                    2,218        51,857
Diamond Offshore Drilling Inc.*                1,305        51,352
Mercantile Bankshares Corp.                    1,383        51,171
XO Communications Inc. "A"+*                   7,304        51,128
USA Networks Inc.+                             2,126        50,891
SCANA Corp.                                    1,873        50,852
Dana Corp.                                     2,943        50,561
Tidewater Inc.                                 1,117        50,488
International Rectifier Corp.+*                1,242        50,301
Grainger (W.W.) Inc.                           1,478        50,030
Alliant Energy Corp.                           1,571        49,989
Northeast Utilities                            2,865        49,794
Jabil Circuit Inc.+                            2,302        49,769
Synopsys Inc.+                                 1,051        49,331
Helmerich & Payne Inc.                         1,064        49,263
Maytag Corp.                                   1,519        48,988
Fox Entertainment Group Inc. "A"+              2,492        48,843
Liz Claiborne Inc.*                            1,035        48,697
PepsiAmericas Inc.                             3,111        48,532
BancWest Corporation                           2,020        48,480
Westvaco Corp.                                 2,000        48,460


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
L-3 Communications Holdings Inc.+                610  $     48,159
TMP Worldwide Inc.+*                           1,277        47,967
Winn-Dixie Stores Inc.                         1,683        47,747
Waddell & Reed Financial Inc. "A"*             1,669        47,316
Neuberger Berman Inc.                            759        47,217
Expeditors International Washington Inc.         936        47,210
SEI Investment Co.                             1,508        47,031
Mead Corp.                                     1,874        47,019
Bowater Inc.                                     990        46,926
Western Wireless Corp. "A"+                    1,151        46,759
Ceridian Corp.+                                2,527        46,749
Federated Investors Inc. "B"                   1,644        46,607
MCN Energy Group Inc.                          1,804        46,543
Cypress Semiconductor Corp.+                   2,620        46,453
Commerce Bancshares Inc.                       1,247        46,451
Bard (C.R.) Inc.                               1,020        46,308
Noble Affiliates Inc.                          1,108        46,237
Donnelley (R.R.) & Sons Co.                    1,761        46,173
Public Storage Inc.                            1,756        46,095
Affiliated Computer Services Inc. "A"+           710        46,079
Coors (Adolf) Company "B"                        704        46,070
CH Robinson Worldwide Inc.                     1,682        46,045
Rite Aid Corp.+*                               6,881        46,034
Georgia-Pacific (Timber Group)*                1,592        45,690
Energizer Holdings Inc.+                       1,820        45,500
Host Marriott Corp.                            3,869        45,190
Bausch & Lomb Inc.*                              989        45,158
Equitable Resources Inc.                         653        45,057
Tektronix Inc.+                                1,646        44,919
Rowan Companies Inc.+                          1,624        44,660
Arrow Electronics Inc.+                        1,976        44,658
Associated Bancorp                             1,330        44,223
Sepracor Inc.+                                 1,379        44,128
Vornado Realty Trust                           1,231        44,107
Dow Jones & Co. Inc.                             841        44,026
Hibernia Corp. "A"                             3,147        43,964
U.S. Airways Group Inc.+                       1,240        43,958
Hasbro Inc.                                    3,404        43,912
Questar Corp.                                  1,591        43,593
Beckman Coulter Inc.                           1,114        43,546
Manpower Inc.                                  1,510        43,488
Circuit City Stores Inc.                       4,102        43,481
Hillenbrand Industries Inc.                      897        43,316
Conexant Systems Inc.+                         4,833        43,195
Sonoco Products Co.                            1,998        42,957
Vertex Pharmaceuticals Inc.+                   1,172        42,925
Universal Health Services Inc. "B"+              486        42,914
Quintiles Transnational Corp.+                 2,270        42,846
CSG Systems International Inc.+                1,038        42,753
Parametric Technology Corp.+                   4,713        42,712
International Flavors & Fragrances Inc.        1,935        42,686
ICOS Corp.+                                      896        42,560
Time Warner Telecom Inc. "A"+                  1,166        42,413
Millipore Corp.                                  916        42,374
American Power Conversion Corp.+               3,285        42,346
FirstMerit Corp.                               1,626        42,276
Kimco Realty Corp.*                              982        42,226
Imclone Systems Inc.+*                         1,272        42,215
Apogent Technologies Inc.+                     2,079        42,079
Cabletron Systems Inc.+                        3,261        42,067
Viad Corp.                                     1,764        42,036
Hanover Compressor Co.+*                       1,319        41,812
National Fuel Gas Co.                            779        41,739
First Health Group Corp.+                        950        41,681
Cabot Corp.                                    1,320        41,580
NSTAR                                          1,083        41,479
Sovereign Bancorp Inc.                         4,892        41,429
Dollar Tree Stores Inc.+                       2,143        41,286
Wendy's International Inc.                     1,837        41,002
QLogic Corp.+                                  1,816        40,860
ChoicePoint Inc.+                              1,200        40,560
Golden State Bancorp Inc.                      1,445        40,287
Valley National Bancorp                        1,486        40,256
GATX Corporation                                 948        40,252
ICN Pharmaceuticals Inc.                       1,580        40,179
First Virginia Banks Inc.                        926        40,161
Charter Communications Inc.+                   1,773        40,114
Visteon Corp.                                  2,646        39,796
Martin Marietta Materials Inc.                   930        39,711
Lamar Advertising Co.+                         1,080        39,690
Crescent Real Estate Equities Co.              1,743        39,566
Temple-Inland Inc.                               892        39,471
iStar Financial Inc.                           1,696        39,127
Amazon.com Inc.*                               3,810        38,976
Energy East Corp.                              2,246        38,968
Centura Banks Inc.                               788        38,967
Diebold Inc.                                   1,415        38,856
Metromedia Fiber Network Inc. "A"+*            7,085        38,826
Puget Energy, Inc.                             1,695        38,782
3Com Corp.+                                    6,779        38,767


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Trigon Healthcare Inc.+                          748  $     38,522
Cephalon Inc.+*                                  801        38,498
PMI Group Inc. (The)                             592        38,468
Semtech Corp.+*                                1,306        38,445
Liberty Property Trust                         1,360        38,406
Protein Design Labs Inc.+*                       862        38,359
True North Communications Inc.                 1,013        38,241
National-Oilwell Inc.+                         1,100        38,093
Avnet Inc.                                     1,854        38,007
Dun & Bradstreet Corp.+                        1,608        37,884
CarrAmerica Realty Corp.*                      1,320        37,660
Wilmington Trust Corp.                           636        37,575
Washington Post Company (The) "B"                 65        37,570
Valero Energy Corp.                            1,055        37,453
Archstone Communities Trust                    1,516        37,294
Prologis Trust                                 1,856        37,268
Grant Prideco Inc.+                            2,156        37,083
Cytyc Corp.+                                   2,247        37,075
Erie Indemnity Co. "A"                         1,289        36,891
Express Scripts Inc. "A"+                        425        36,839
Celgene Corp.+                                 1,471        36,775
Applera Corp. - Celera Genomics Group*         1,191        36,742
FMC Corp.+                                       498        36,673
Andrx Group+                                     746        36,554
Saks Inc.+                                     2,810        36,530
General Growth Properties Inc.                 1,033        36,103
Amkor Technology Inc.+                         2,202        35,920
DeVry Inc.+                                    1,194        35,880
Transatlantic Holdings Inc.                      350        35,879
Outback Steakhouse Inc.+                       1,405        35,771
Commerce One Inc.+                             3,829        35,725
CheckFree Corp.+                               1,198        35,266
Herman Miller Inc.                             1,525        35,266
SUPERVALU Inc.                                 2,635        35,125
Rouse Co.                                      1,357        35,092
Smurfit-Stone Container Corp.+                 2,632        35,032
Protective Life Corp.                          1,138        34,902
Massey Energy Co.                              1,459        34,899
Quantum DLT & Storage Group+                   3,005        34,858
Boise Cascade Corp.                            1,088        34,163
UAL Corp.                                      1,033        34,141
Deluxe Corp.                                   1,438        34,037
Gentex Corp.+                                  1,468        33,947
AMB Property Corp.                             1,377        33,874
NICOR Inc.                                       902        33,618
Unitrin Inc.                                     918        33,392
Lattice Semiconductor Corp.+                   1,832        33,319
Nordstrom Inc.                                 2,041        33,227
UnionBanCal Corporation                        1,143        33,204
Micrel Inc.+                                   1,185        33,106
MONY Group Inc.                                  993        32,968
Flowers Industries Inc.                        1,989        32,858
Tyson Foods Inc. "A"*                          2,429        32,719
Rambus Inc.+                                   1,587        32,692
Hispanic Broadcasting Corp.+                   1,710        32,661
DQE Inc.                                       1,117        32,561
Harris Corp.                                   1,315        32,546
Brunswick Corp.                                1,646        32,311
Bemis Co.                                        972        32,163
Tootsie Roll Industries Inc.                     696        32,133
Dentsply International Inc.                      878        32,047
Dallas Semiconductor Corp.                     1,232        32,044
Pride International Inc.+                      1,346        31,981
Allegiance Telecom Inc.+                       2,151        31,727
Novell Inc.+                                   6,338        31,690
E*trade Group Inc.+*                           4,537        31,668
Catalina Marketing Corp.+                        969        31,560
Macrovision Corp.+                               723        31,496
ATSI Communications Inc.+                      1,326        31,410
Belo (A.H.) Corp.                              1,906        31,392
City National Corp.                              816        31,343
Crown Castle International Corp.+*             2,107        31,210
Tech Data Corp.+                               1,053        31,064
Six Flags Inc.+*                               1,605        31,057
Marine Drilling Co. Inc.+                      1,160        30,914
WebMD Corp.+                                   5,536        30,794
Autoliv Inc.                                   1,955        30,576
CDW Computer Centers Inc.+                       986        30,566
Valassis Communications Inc.+                  1,049        30,421
Fastenal Co.*                                    557        30,356
Autodesk Inc.                                    992        30,318
Ross Stores Inc.                               1,616        30,300
McDATA Corporation "A"+                        1,599        30,181
Hormel Foods Corp.                             1,541        30,019
Scripps (E.W.) Company                           516        29,913
Pacific Century Financial Corp.                1,572        29,868
Continental Airlines Inc. "B"+                   718        29,725
MGM Grand Inc.+*                               1,181        29,643
Montana Power Co.                              2,100        29,610
Patterson Dental Co.+                            960        29,520


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Jack Henry & Associates Inc.                   1,246  $     29,515
KEMET Corp.+                                   1,742        29,509
Acxiom Corp.+                                  1,398        29,183
Informix Corp.+                                5,535        29,059
Powertel Inc.+                                   519        28,537
Wind River Systems Inc.+                       1,221        28,388
Openwave Systems Inc.+                         1,425        28,272
Iron Mountain Inc.+                              734        28,127
Newfield Exploration Co.+                        798        27,850
IBP Inc.                                       1,692        27,749
Redback Networks Inc.+                         2,115        27,664
Emulex Corp.+                                  1,466        27,579
Reynolds & Reynolds Co. "A"                    1,431        27,547
Hercules Inc.*                                 2,117        27,500
Crane Co.                                      1,052        27,405
Post Properties Inc.                             781        27,335
Homestake Mining Company                       5,181        27,252
Ariba Inc.*                                    3,439        27,190
RF Micro Devices Inc.+                         2,324        27,162
Navistar International Corp.+                  1,191        27,155
RSA Security Inc.+                             1,094        26,996
Primedia Inc.+                                 4,249        26,769
Sybase Inc.+                                   1,722        26,691
Westwood One Inc.+                             1,153        26,542
Vignette Corp.+                                4,093        26,349
Varco International Inc.+                      1,251        25,833
Old National Bancorp                           1,221        25,641
Heller Financial Inc. "A"                        728        25,589
Hubbell Inc. "B"                               1,098        25,583
DoubleClick Inc.+                              2,202        25,461
Knight Trading Group Inc.+                     1,736        25,389
Allegheny Technologies Inc.                    1,451        25,262
Triton PCS Holdings Inc. "A"+                    754        25,118
Minimed Inc.+                                    864        25,110
Pentair Inc.                                     964        24,563
Owens-Illinois Inc.+                           2,865        24,353
Cablevision Systems Corporation -
  Rainbow Media Group+                           933        24,258
Plum Creek Timber Co. Inc.*                    1,001        24,224
Medarex Inc.+                                  1,448        24,164
Electronics For Imaging Inc.+                    980        24,132
USX-U.S. Steel Group Inc.                      1,640        24,092
Mandalay Resort Group Inc.+                    1,202        24,004
Amphenol Corp. "A"*                              761        23,971
Intimate Brands Inc.                           1,626        23,902
Mack-Cali Realty Corp.*                          884        23,868
IMC Global Inc.                                1,911        23,505
Alkermes Inc.*                                 1,056        23,166
Andrew Corp.+                                  1,604        23,057
Network Associates Inc.+                       2,789        23,009
Williams-Sonoma Inc.+*                           874        22,943
Homestore.com Inc.+                              961        22,824
Consolidated Stores Corp.+                     2,265        22,763
Vishay Intertechnology Inc.+                   1,136        22,606
Galileo International Inc.                     1,028        22,513
Axcelis Technologies Inc.+                     1,934        22,362
PanAmSat Corp.+                                  570        22,337
Lyondell Chemical Co.                          1,547        22,230
COR Therapeutics Inc.+*                          982        22,095
At Home Corp. "A"+                             4,916        22,024
Techne Corp.+                                    842        21,997
Advanced Fibre Communications Inc.+            1,533        21,941
Transwitch Corp.+                              1,658        21,761
Radio One Inc.+                                1,236        21,707
TIBCO Software Inc.+                           2,545        21,633
Sycamore Networks Inc.+*                       2,156        21,560
Chris-Craft Industries Inc.+                     340        21,505
Entercom Communications Corp.+                   547        21,497
BroadVision Inc.*                              4,022        21,493
Hudson City Bancorp Inc.                       1,079        21,378
Credence Systems Corp.+                        1,031        21,135
SanDisk Corp.+                                 1,029        20,966
Affymetrix Inc.+                                 752        20,915
Florida East Coast Industries Inc.               618        20,765
UnitedGlobalCom Inc. "A"+*                     1,578        20,711
CNET Networks Inc.+                            1,823        20,395
NRG Energy Inc.+                                 559        20,348
International Speedway Corp. "A"*                544        20,162
Thomas & Betts Corp.                           1,153        20,016
Talbots Inc. (The)                               466        19,796
TriQuint Semiconductor Inc.+                   1,314        19,464
Finisar Corp.+*                                2,013        19,312
Harte-Hanks Inc.                                 852        19,272
Global Industries Ltd.+                        1,311        19,091
Titan Corp. (The)+                             1,059        19,030
EarthLink Inc.+                                1,548        18,769
Cree Inc.+*                                    1,252        18,742
Lafarge Corp.                                    609        18,477
Comdisco Inc.                                  2,301        18,408
NOVA Corporation+                                998        18,403


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Total System Services Inc.                       748  $     18,401
Steelcase Inc.                                 1,513        18,307
Nationwide Financial Services Inc.               476        18,078
Newport Corp.*                                   614        17,966
National Instruments Corp.+                      546        17,813
Cognex Corp.+                                    719        17,795
eFunds Corp.+                                    917        17,652
American Financial Group Inc.                    732        17,641
E.piphany Inc.+*                               1,507        17,613
United States Cellular Corp.+*                   275        17,463
Ingram Micro Inc. "A"+                         1,292        17,442
Adaptec Inc.+                                  1,987        17,231
Macromedia Inc.+                               1,051        16,882
CNA Financial Corp.+                             481        16,840
Incyte Genomics Inc.+                          1,082        16,609
Emmis Communications Corp.+                      655        16,580
Tekelec+                                         921        16,578
Kansas City Southern Industries Inc.+          1,158        16,444
Portal Software Inc.+                          1,940        16,369
CommScope Inc.+                                  964        16,080
Northwest Airlines Corp. "A"+                    673        15,227
Fairchild Semiconductor Corp. "A"+             1,142        15,211
Power-One Inc.+                                1,046        15,157
American Management Systems Inc.+                827        15,144
Keane Inc.+                                    1,156        15,028
Safeguard Scientifics Inc.+                    2,670        14,925
Sybron Dental Specialties Inc.+                  693        14,553
GlobeSpan Inc.+                                  657        14,372
PacifiCare Health Systems Inc. "A"+*             576        14,328
Internet Security Systems Inc.+                  523        14,309
Extreme Networks Inc.+                           937        14,252
AVX Corp.                                        807        13,929
Reinsurance Group of America Inc.                358        13,797
St. Joe Company (The)                            602        13,732
Cox Radio Inc. "A"+                              647        13,593
Pegasus Communications Corp.+                    591        13,593
Polycom Inc.+                                  1,066        13,192
USG Corp.*                                       861        13,156
Art Technology Group Inc.*                     1,089        13,068
Silicon Storage Technology Inc.+               1,490        12,933
Quanta Services Inc.+*                           561        12,522
Powerwave Technologies Inc.+                     896        12,208
Getty Images Inc.+                               757        12,207
DMC Stratex Networks Inc.+                     1,452        12,052
Weis Markets Inc.                                326        11,394
MSC Industrial Direct Co. Inc. "A"+              706        11,303
Alpha Industries Inc.+                           713        11,230
Infonet Services Corp. "B"+                    1,679        11,165
RealNetworks Inc.+                             1,580        11,159
Hearst-Argyle Television Inc.+                   539        11,103
Dycom Industries Inc.+                           855        11,029
TeleCorp PCS Inc.+                               723        10,890
S1 Corp.+*                                     1,498        10,861
Sapient Corp.+                                 1,496        10,753
InfoSpace Inc.+                                4,812        10,677
Red Hat Inc.+*                                 1,715        10,444
Crown Cork & Seal Co. Inc.                     2,568        10,400
ADTRAN Inc.+                                     418        10,267
Intersil Holding Corp.+                          548        10,104
Foundry Networks Inc.+                         1,329         9,967
Internet Capital Group Inc.+*                  4,502         9,848
Nextel Partners Inc. "A"+                        716         9,834
Blockbuster Inc.                                 656         9,833
Convergys Corp.+                                 272         9,811
21st Century Insurance Group                     636         9,801
Pixar Inc.+                                      315         9,686
BHC Communications Inc. "A"+                      78         9,438
TD Waterhouse Group Inc.+                        861         9,299
Sawtek Inc.+                                     486         8,657
Wesco Financial Corp.                             28         8,596
Virata Corp.+                                    636         8,308
Dobson Communications Corp. "A"+                 498         8,248
Entrust Technologies Inc.+                       967         8,038
Liberate Technologies Inc.+                      943         7,839
webMethods Inc.+*                                374         7,807
Digex Inc.+                                      555         7,735
RCN Corp.+*                                    1,264         7,624
Ameritrade Holding Corp. "A"*                  1,427         7,536
Harmonic Inc.+                                 1,294         7,279
Kopin Corp.+                                   1,248         7,176
Williams Communications Group Inc.+*             774         6,966
Aether Systems Inc.*                             528         6,864
Quest Software Inc.+                             378         6,710
7-Eleven Inc.+                                   672         6,653
Echelon Corp.+*                                  439         6,503
Pinnacle Holdings Inc.+                          698         6,173
Vitria Technology Inc.+*                       1,513         5,768
Sonus Networks Inc.+                             285         5,687
Metro-Goldwyn-Mayer Inc.+                        328         5,622
Ditech Communications Corp.+                     494         5,588


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iSHARES RUSSELL 1000 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Ticketmaster Online-CitySearch Inc. "B"+         603  $      5,465
Agile Software Corp.+                            495         5,453
Mastec Inc.+                                     386         5,215
Spectrasite Holdings Inc.+                     1,202         5,184
Terayon Communications Systems Inc.+           1,045         4,768
Aspect Communications Corp.+                   1,016         4,493
Teletech Holdings Inc.+                          552         4,347
West Corp+                                       193         4,318
Digital Lightware Inc.+                          234         4,124
Winstar Communications Inc.+*                  1,908         4,114
Siliconix Inc.+                                  116         3,509
VerticalNet Inc.+                              1,704         3,459
ON Semiconductor Corp.+                          634         3,388
ANTEC Corp.+                                     449         3,269
UTStarcom Inc.+                                  195         3,242
Next Level Communications Inc.+*                 611         3,208
Turnstone Systems Inc.+*                         420         3,163
Global Telesystems Inc.+                       4,090         3,108
ANC Rental Corp.+                              1,017         3,051
Tanox Inc.+                                      152         2,955
Focal Communications Corp.+*                     299         2,812
Plug Power Inc.+*                                185         2,648
FreeMarkets Inc.+*                               274         2,612
VA Linux Systems Inc.+                           855         2,565
AsiaInfo Holdings Inc.+                          200         2,425
Avanex Corp.*                                    224         2,368
Liberty Digital Inc. "A"+                        296         1,850
New Focus Inc.+*                                 104         1,301
Silicon Laboratories Inc.+                        65         1,292
Wireless Facilities Inc.+*                       299         1,233
Inet Technologies Inc.+                          156           916
USinternetworking Inc.+                          623           720
Webvan Group Inc.+                             3,661           572
MarchFirst Inc.+                               2,951           461
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $250,791,360)                                   207,427,556
------------------------------------------------------------------


SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.95%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,759,718  $  4,759,718
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        1,017,782     1,017,782
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,283,614     2,283,614
Providian Temp Cash Money Market Fund++    4,306,411     4,306,411
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $12,367,525)                                     12,367,525
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $107,378 and an effective yield of
  4.90%.                                     107,334       107,334
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $107,334)                                           107,334
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 105.86%
(Cost $263,266,219)                                    219,902,415
------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.86%)              (12,179,072)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $207,723,343
==================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

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

iSHARES RUSSELL 1000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.93%
------------------------------------------------------------------
General Electric Co.                         447,325  $ 18,725,021
Pfizer Inc.                                  312,999    12,817,309
Microsoft Corp.+                             196,656    10,754,625
Intel Corp.                                  333,898     8,785,691
AOL Time Warner Inc.+                        181,891     7,302,924
Wal-Mart Stores Inc.                         122,678     6,195,239
International Business Machines Corp.         64,223     6,176,968
Cisco Systems Inc.+                          357,378     5,651,040
Home Depot Inc.                              115,189     4,964,646
Merck & Co. Inc.                              57,085     4,332,752
Lilly (Eli) and Company                       46,998     3,602,867
EMC Corp.+                                   116,684     3,430,510
Coca-Cola Co.                                 70,274     3,173,574
Oracle Corp.+                                210,651     3,155,552
Amgen Inc.+                                   51,007     3,069,984
Bristol-Myers Squibb Co.                      47,058     2,795,245
Dell Computer Corp.+                         107,978     2,773,685
Medtronic Inc.                                59,614     2,726,744
Texas Instruments Inc.                        86,034     2,665,333
Schering-Plough Corp.                         72,556     2,650,471
Pharmacia Corporation                         50,509     2,544,138
American Home Products Corp.                  42,975     2,524,781
Sun Microsystems Inc.+                       161,478     2,481,917
QUALCOMM Inc.+                                33,391     1,890,765
Walgreen Co.                                  43,697     1,782,838
Applied Materials Inc.+                       40,181     1,747,873
Lucent Technologies Inc.                     168,610     1,681,042
Viacom Inc. "B"+                              36,838     1,619,767
Automatic Data Processing Inc.                22,646     1,231,489
Gillette Co.                                  37,289     1,162,298
Voicestream Wireless Corp.+*                  12,537     1,158,128
WorldCom Inc.+*                               61,500     1,149,281
Micron Technology Inc.+                       24,913     1,034,637
Colgate-Palmolive Co.                         18,448     1,019,436
JDS Uniphase Corp.+                           54,427     1,003,498
Cardinal Health Inc.                          10,329       999,331
Hewlett-Packard Co.                           31,833       995,418
Enron Corp.                                   17,058       991,070
Kohls Corp.+                                  14,907       919,613
Corning Inc.                                  43,943       909,181
Schwab (Charles) Corp.                        53,542       825,618
MBNA Corp.                                    24,849       822,502
AES Corp.+                                    16,408       819,744
Veritas Software Corp.+                       17,483       808,414
Qwest Communications International Inc.+      22,864       801,383
Calpine Corp.+                                13,136       723,400
Agilent Technologies Inc.+                    22,706       697,755
Providian Financial Corp.                     14,169       694,989
Tellabs Inc.+                                 16,990       691,281
Omnicom Group Inc.                             8,297       687,655
Guidant Corp.+                                15,247       685,963
Motorola Inc.                                 47,311       674,655
Gap Inc. (The)                                27,312       647,841
Linear Technology Corp.                       15,725       645,708
Analog Devices Inc.+                          17,803       645,181
Ciena Corp.+                                  14,820       618,735
Electronic Data Systems Corp.                 10,977       613,175
Paychex Inc.                                  16,412       608,270
Computer Associates International Inc.        22,138       602,154
Maxim Integrated Products Inc.+*              14,094       586,169
Harley-Davidson Inc.                          15,078       572,210
BEA Systems Inc.+*                            19,125       561,797
Safeway Inc.+                                 10,161       560,379
Lowe's Companies Inc.                          9,091       531,369
Forest Laboratories Inc. "A"+                  8,700       515,388
Kroger Co.+                                   19,513       503,240
Solectron Corp.+                              26,408       502,016
General Motors Corp. "H"+                     25,513       497,503
Xilinx Inc.+                                  14,111       495,649
Sprint Corp. (PCS Group)+*                    26,053       495,007
Allergan Inc.                                  6,555       486,053
Comverse Technology Inc.+                      8,210       483,487
Dynegy Inc. "A"                                9,416       480,310
Capital One Financial Corp.                    8,600       477,300
Sysco Corp.                                   17,619       467,080
Siebel Systems Inc.+                          17,150       466,480
Biogen Inc.+                                   7,363       466,170
Genentech Inc.+                                9,095       459,297
Concord EFS Inc.+                             10,648       430,579
Altera Corp.+                                 19,767       423,755
Adobe Systems Inc.                            11,911       416,528
Halliburton Co.*                              11,316       415,863
Juniper Networks Inc.+*                       10,247       388,976
CVS Corp.                                      6,552       383,226
MedImmune Inc.+                               10,496       376,544
Stryker Corp.                                  7,148       373,483
Starbucks Corp.+*                              8,609       365,344
IMS Health Inc.                               14,609       363,764
ALZA Corp.+                                    8,614       348,867
Nextel Communications Inc. "A"+               24,187       347,688
VeriSign Inc.+*                                9,774       346,366
Abbott Laboratories                            7,304       344,676
KLA-Tencor Corp.+                              8,708       342,878
RadioShack Corp.                               9,263       339,859


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Sara Lee Corp.                                15,684  $    338,461
Scientific-Atlanta Inc.                        7,962       331,140
Johnson & Johnson                              3,784       330,986
Clear Channel Communications Inc.+             6,053       329,586
ADC Telecommunications Inc.+                  38,631       328,363
PepsiCo Inc.                                   7,469       328,263
Electronic Arts Inc.+                          5,756       312,263
Univision Communications Inc.+*                8,041       306,845
Best Buy Co. Inc.+                             8,429       303,107
Interpublic Group of Companies Inc.            8,676       298,021
Waters Corp.+                                  6,410       297,745
Sanmina Corp.+                                15,178       296,920
Quaker Oats Co.                                3,049       295,905
Lexmark International Group Inc. "A"+          6,407       291,647
Applera Corp. - Applied Biosystems Group      10,417       289,072
Bed Bath & Beyond Inc.+                       11,720       287,873
Millennium Pharmaceuticals Inc.+               9,408       286,568
Teradyne Inc.+                                 8,670       286,110
Novellus Systems Inc.+                         7,029       285,114
American Express Co.                           6,658       274,975
Human Genome Sciences Inc.+                    5,977       274,942
General Mills Inc.                             6,378       274,318
Target Corp.                                   7,533       271,791
Compaq Computer Corp.                         14,834       269,979
Network Appliance Inc.+                       15,923       267,705
BMC Software Inc.+                            12,136       260,924
King Pharmaceuticals Inc.+                     6,386       260,229
Symbol Technologies Inc.                       7,277       253,967
Nabors Industries Inc.+                        4,899       253,964
LSI Logic Corp.+                              15,833       249,053
Advanced Micro Devices Inc.+*                  9,183       243,717
Anheuser-Busch Companies Inc.                  5,161       237,045
Palm Inc.+                                    28,061       235,888
Brocade Communications System Inc.+           11,236       234,720
BJ Services Co.+                               3,291       234,319
Exodus Communications Inc.+*                  21,665       232,899
Cintas Corp.*                                  5,907       232,854
National Semiconductor Corp.+                  8,626       230,746
Staples Inc.+                                 14,998       223,095
Vitesse Semiconductor Corp.+                   9,340       222,409
eBay Inc.+*                                    6,132       221,902
Equifax Inc.                                   7,045       220,156
Boston Scientific Corp.+                      10,904       220,043
Broadcom Corp. "A"+                            7,613       220,016
IVAX Corporation+                              6,960       219,240
TJX Companies Inc.                             6,800       217,600
Applied Micro Circuits Corp.+                 12,789       211,018
Noble Drilling Corp.+                          4,436       204,766
Honeywell International Inc.                   4,981       203,225
Robert Half International Inc.+                8,854       197,887
Yahoo! Inc.+                                  12,552       197,694
IDEC Pharmaceuticals Corp.+*                   4,936       197,440
PMC - Sierra Inc.+                             7,957       196,856
Atmel Corp.+                                  19,996       196,211
Campbell Soup Co.                              6,566       196,126
Anadarko Petroleum Corp.                       3,056       191,856
Genzyme Corp. - General Division+*             2,121       191,590
Fiserv Inc.+                                   4,266       190,837
Baker Hughes Inc.                              5,188       188,376
Apollo Group Inc. "A"+                         5,655       185,555
Citrix Systems Inc.+                           8,690       183,576
Molex Inc.*                                    5,092       179,652
PeopleSoft Inc.+                               7,543       176,789
Rational Software Corp.+                       9,913       175,956
Apache Corp.                                   3,030       174,558
McLeodUSA Inc. "A"+*                          20,010       173,212
Computer Sciences Corp.+                       5,352       173,137
International Game Technology Inc.+            3,382       170,284
Mercury Interactive Corp.+                     4,008       167,835
Dollar General Corp.                           8,194       167,485
Immunex Corp.+                                11,571       165,610
Stilwell Financial Inc.                        6,164       165,318
Level 3 Communications Inc.+                   9,509       165,219
Intuit Inc.+                                   5,910       164,002
AT&T Wireless Group+*                          8,533       163,663
Microchip Technology Inc.+                     6,413       162,329
Estee Lauder Companies Inc. "A"*               4,359       158,755
Integrated Device Technology Inc.+*            5,308       157,170
Chiron Corp.+                                  3,539       155,274
Gateway Inc.+                                  9,165       154,064
Avaya Inc.+                                   11,792       153,296
Symantec Corp.+                                3,602       150,609
Cablevision Systems Corp.+*                    2,133       150,078
NVIDIA Corp.+*                                 2,300       149,320
Health Management Associates Inc. "A"+         9,423       146,528
Lam Research Corp.+*                           6,154       146,158
i2 Technologies Inc.+*                         9,819       142,375
Peregrine Systems Inc.+                        7,218       140,751
Cox Communications Inc. "A"+*                  3,120       138,809
Echostar Communications Corp.+*                4,916       136,112
Family Dollar Stores Inc.                      5,256       135,079
Micromuse Inc.+                                3,521       133,059
Fifth Third Bancorp                            2,440       130,388
Cendant Corp.+                                 8,760       127,808


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iSHARES RUSSELL 1000 GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Tiffany & Co.                                  4,683  $    127,612
Oxford Health Plans Inc.+                      4,749       127,036
Readers Digest Association Inc. (The) "A"      4,589       126,106
Watson Pharmaceuticals Inc.+                   2,395       125,977
Smith International Inc.+                      1,788       125,518
Sealed Air Corp.+*                             3,765       125,487
Jabil Circuit Inc.+                            5,735       123,991
Boeing Co.                                     2,199       122,506
Bisys Group Inc.+                              2,288       122,265
EOG Resources Inc.                             2,935       121,010
TMP Worldwide Inc.+*                           3,177       119,336
USA Education Inc.                             1,636       118,855
Federated Investors Inc. "B"                   4,174       118,333
SEI Investment Co.                             3,776       117,764
Western Wireless Corp. "A"+                    2,873       116,716
Waddell & Reed Financial Inc. "A"*             4,109       116,490
Cooper Cameron Corp.+                          2,067       111,618
Costco Wholesale Corp.+                        2,791       109,547
Unisys Corp.+                                  7,793       109,102
Vertex Pharmaceuticals Inc.+                   2,952       108,117
CSG Systems International Inc.+                2,623       108,035
Expeditors International Washington Inc.       2,139       107,886
Millipore Corp.                                2,299       106,352
Aetna Inc.+                                    2,960       106,323
Imclone Systems Inc.+*                         3,203       106,300
SCI Systems Inc.+                              5,815       105,833
ICOS Corp.+                                    2,221       105,497
Time Warner Telecom Inc. "A"+                  2,888       105,051
First Health Group Corp.+                      2,381       104,466
Kellogg Co.                                    3,861       104,363
Dollar Tree Stores Inc.+                       5,338       102,840
Conexant Systems Inc.+                        11,416       102,031
QLogic Corp.+                                  4,526       101,835
International Rectifier Corp.+*                2,459        99,589
American Power Conversion Corp.+               7,723        99,554
Global Marine Inc.+                            3,775        96,640
Semtech Corp.+*                                3,280        96,555
Cypress Semiconductor Corp.+                   5,415        96,008
Protein Design Labs Inc.+                      2,143        95,364
Amazon.com Inc.+*                              9,261        94,740
Cytyc Corp.+                                   5,643        93,109
SunGard Data Systems Inc.+                     1,884        92,749
Andrx Group+                                   1,879        92,071
Tricon Global Restaurants Inc.+                2,397        91,541
Compuware Corp.+                               9,339        91,055
Commerce One Inc.+                             9,664        90,165
CH Robinson Worldwide Inc.                     3,286        89,954
Amkor Technology Inc.+                         5,488        89,523
DeVry Inc.+                                    2,961        88,978
UST Inc.                                       2,940        88,347
CheckFree Corp.+                               2,970        87,429
Coca-Cola Enterprises Inc.*                    4,755        84,544
Sepracor Inc.+                                 2,627        84,064
Herman Miller Inc.                             3,608        83,435
ChoicePoint Inc.+                              2,458        83,080
Alltel Corp.                                   1,580        82,887
Micrel Inc.+                                   2,948        82,360
Parametric Technology Corp.+                   9,081        82,297
Metromedia Fiber Network Inc. "A"+*           14,926        81,794
Rambus Inc.+                                   3,958        81,535
Hanover Compressor Co.+*                       2,531        80,233
Allegiance Telecom Inc.+                       5,415        79,871
Gentex Corp.+                                  3,444        79,642
Macrovision Corp.+                             1,805        78,630
UnitedHealth Group Inc.                        1,317        78,045
ATSI Communications Inc.+                      3,289        77,908
Catalina Marketing Corp.+                      2,375        77,354
CDW Computer Centers Inc.+                     2,464        76,384
Fastenal Co.*                                  1,401        76,354
Apple Computer Inc.+                           3,451        76,164
Pepsi Bottling Group Inc.                      1,971        74,918
Apogent Technologies Inc.+                     3,691        74,706
Quest Diagnostics Inc.+                          829        73,673
Celgene Corp.+                                 2,942        73,550
XO Communications Inc. "A"+*                  10,506        73,542
Hispanic Broadcasting Corp.+                   3,850        73,535
Applera Corp. - Celera Genomics Group+*        2,382        73,485
Jack Henry & Associates Inc.                   3,096        73,337
Lattice Semiconductor Corp.+                   4,010        72,932
Powertel Inc.+                                 1,319        72,547
Murphy Oil Corp.                               1,074        71,507
Cephalon Inc.+*                                1,486        71,421
Circuit City Stores Inc.                       6,709        71,115
Wind River Systems Inc.+                       3,045        70,796
American Tower Corp.+*                         3,787        70,059
Redback Networks Inc.+                         5,320        69,586
Valassis Communications Inc.+                  2,390        69,310
Emulex Corp.+                                  3,674        69,117
ENSCO International Inc.                       1,974        69,090
Openwave Systems Inc.+                         3,456        68,567
RF Micro Devices Inc.+                         5,826        68,091
Acxiom Corp.+                                  3,190        66,591
Synopsys Inc.+                                 1,407        66,041
Ariba Inc.+*                                   8,350        66,017


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Vignette Corp.+                               10,231  $     65,862
Rowan Companies Inc.+                          2,380        65,450
KEMET Corp.+                                   3,765        63,779
Patterson Dental Co.+                          2,050        63,038
3Com Corp.+                                   10,900        62,334
Minimed Inc.+                                  2,130        61,903
DoubleClick Inc.+                              5,347        61,825
Weatherford International Inc.+                1,247        61,539
Knight Trading Group Inc.+                     4,177        61,089
Cadence Design Systems Inc.+                   3,273        60,518
Intimate Brands Inc.                           4,109        60,402
Medarex Inc.+                                  3,609        60,225
Amphenol Corp. "A"+*                           1,902        59,913
State Street Corp.                               633        59,122
T Rowe Price Group Inc.                        1,888        59,118
Triton PCS Holdings Inc. "A"+                  1,740        57,964
Alkermes Inc.+                                 2,543        55,787
Axcelis Technologies Inc.+                     4,824        55,777
E*trade Group Inc.+*                           7,963        55,582
COR Therapeutics Inc.+*                        2,458        55,305
Newfield Exploration Co.+                      1,572        54,863
TIBCO Software Inc.+                           6,385        54,273
Transwitch Corp.+                              4,107        53,904
Techne Corp.+                                  2,055        53,687
Homestore.com Inc.+                            2,215        52,606
Affymetrix Inc.+                               1,891        52,593
Dun & Bradstreet Corp.+                        2,215        52,185
Credence Systems Corp.+                        2,520        51,660
DST Systems Inc.+                              1,072        51,660
BroadVision Inc.+*                             9,595        51,273
Dallas Semiconductor Corp.                     1,969        51,214
SanDisk Corp.+                                 2,459        50,102
Sycamore Networks Inc.+*                       4,923        49,230
Tidewater Inc.                                 1,087        49,132
Express Scripts Inc. "A"+                        561        48,627
TriQuint Semiconductor Inc.+                   3,278        48,555
Advanced Fibre Communications Inc.+            3,363        48,133
Finisar Corp.+*                                5,017        48,132
Marine Drilling Co. Inc.+                      1,804        48,077
Biomet Inc.                                    1,215        47,860
McDATA Corporation "A"+                        2,533        47,810
AutoNation Inc.+                               5,312        47,808
Lamar Advertising Co.+                         1,290        47,408
Titan Corp. (The)+                             2,630        47,261
Jones Apparel Group Inc.+*                     1,229        46,456
Total System Services Inc.                     1,880        46,248
Synovus Financial Corp.                        1,711        46,197
McKesson HBOC Inc.                             1,719        45,983
Cree Inc.+*                                    3,033        45,404
AFLAC Inc.                                     1,646        45,331
Williams-Sonoma Inc.+*                         1,717        45,071
Fox Entertainment Group Inc. "A"+              2,296        45,002
Georgia-Pacific (Timber Group)                 1,566        44,944
Cognex Corp.+                                  1,806        44,698
Cabletron Systems Inc.+                        3,439        44,363
Universal Health Services Inc. "B"+              495        43,709
Newport Corp.*                                 1,485        43,451
Network Associates Inc.+                       5,247        43,288
RSA Security Inc.+                             1,749        43,178
Macromedia Inc.+                               2,627        42,196
Incyte Genomics Inc.+                          2,710        41,598
Tekelec+                                       2,299        41,382
E.piphany Inc.+*                               3,534        41,304
Limited Inc.                                   2,626        41,281
Portal Software Inc.+                          4,831        40,762
National Instruments Corp.+                    1,247        40,683
WebMD Corp.+                                   7,279        40,489
Dow Jones & Co. Inc.                             742        38,844
Ecolab Inc.                                      912        38,687
Fairchild Semiconductor Corp. "A"+             2,869        38,215
U.S. Airways Group Inc.+                       1,069        37,896
Power-One Inc.+                                2,613        37,862
Devon Energy Corp.                               649        37,772
NOVA Corporation+                              2,040        37,618
Iron Mountain Inc.+                              979        37,515
GlobeSpan Inc.+                                1,712        37,450
Quintiles Transnational Corp.+                 1,967        37,127
Electronics For Imaging Inc.+                  1,471        36,223
Extreme Networks Inc.+                         2,375        36,124
Internet Security Systems Inc.+                1,313        35,923
Andrew Corp.+                                  2,460        35,362
CommScope Inc.+                                2,046        34,127
Affiliated Computer Services Inc. "A"+           513        33,294
Silicon Storage Technology Inc.+               3,780        32,810
Art Technology Group Inc.+*                    2,703        32,436
Primedia Inc.+                                 5,002        31,513
American Management Systems Inc.+              1,713        31,369
Danaher Corp.                                    574        31,317
L-3 Communications Holdings Inc.+                392        30,948
DMC Stratex Networks Inc.+                     3,668        30,444
Polycom Inc.+                                  2,459        30,430
Ceridian Corp.+                                1,638        30,303
Powerwave Technologies Inc.+                   2,211        30,125
Six Flags Inc.+*                               1,555        30,089


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Inktomi Corp.+                                 4,487  $     29,839
Cox Radio Inc. "A"+                            1,396        29,330
Newmont Mining Corp.                           1,811        29,193
Alpha Industries Inc.+                         1,814        28,570
eFunds Corp.+                                  1,471        28,317
NCR Corp.+                                       720        28,102
Cablevision Systems Corporation -
  Rainbow Media Group+                         1,067        27,729
CNET Networks Inc.+                            2,444        27,342
Sapient Corp.+*                                3,776        27,140
Consolidated Stores Corp.+                     2,641        26,542
Helmerich & Payne Inc.                           570        26,391
CMGI Inc.+*                                   10,326        26,228
St. Jude Medical Inc.+                           484        26,063
Foundry Networks Inc.+                         3,277        24,577
Dycom Industries Inc.+                         1,875        24,187
EarthLink Inc.+                                1,976        23,959
RealNetworks Inc.+                             3,362        23,744
Keane Inc.+                                    1,824        23,712
Kansas City Southern Industries Inc.+          1,628        23,118
PanAmSat Corp.+                                  574        22,494
At Home Corp. "A"+                             4,999        22,396
ADTRAN Inc.+                                     905        22,229
InfoSpace Inc.+                               10,006        22,201
Novell Inc.+                                   4,410        22,050
Sawtek Inc.+                                   1,230        21,909
Viad Corp.                                       898        21,399
Gilead Sciences Inc.+*                           654        21,255
Convergys Corp.+                                 582        20,993
Red Hat Inc.+                                  3,446        20,986
Intersil Holding Corp.+                        1,130        20,834
BJ's Wholesale Club Inc.+                        431        20,623
United States Cellular Corp.+*                   321        20,384
Marriott International Inc. "A"                  493        20,302
Pixar Inc.+                                      658        20,234
Autodesk Inc.                                    653        19,957
Sabre Holdings Corp.+                            427        19,715
Valley National Bancorp                          724        19,613
Virata Corp.+                                  1,489        19,450
Tech Data Corp.+                                 656        19,352
Mylan Laboratories Inc.                          738        19,077
Sybron Dental Specialties Inc.+                  900        18,900
Akamai Technologies Inc.+*                     2,206        18,889
AVX Corp.                                      1,070        18,468
Kopin Corp.+                                   3,204        18,423
Quanta Services Inc.+                            822        18,347
Ameritrade Holding Corp. "A"+*                 3,462        18,284
Entrust Technologies Inc.+                     2,136        17,756
NRG Energy Inc.+                                 483        17,581
Quest Software Inc.+                             981        17,413
Northwest Airlines Corp. "A"+                    742        16,788
Liberate Technologies Inc.+                    1,979        16,450
PacifiCare Health Systems Inc. "A"+*             649        16,144
Digex Inc.+                                    1,148        16,000
Echelon Corp.+*                                1,064        15,761
International Speedway Corp. "A"*                413        15,307
Infonet Services Corp. "B"+                    2,299        15,288
United Parcel Service Inc.*                      264        15,022
webMethods Inc.+*                                715        14,926
Willamette Industries Inc.*                      324        14,904
Williams Communications Group Inc.+*           1,642        14,778
Outback Steakhouse Inc.+                         574        14,614
Vishay Intertechnology Inc.+                     733        14,587
Emmis Communications Corp.+                      576        14,580
MSC Industrial Direct Co. Inc. "A"+              907        14,521
Agile Software Corp.+                          1,294        14,254
Harmonic Inc.+                                 2,532        14,243
Aether Systems Inc.+*                          1,062        13,806
Republic Services Inc. "A"+                      729        13,669
Diamond Offshore Drilling Inc.*                  346        13,615
TeleCorp PCS Inc.+                               891        13,421
USA Networks Inc.+                               557        13,333
Pegasus Communications Corp.+                    579        13,317
Mastec Inc.+                                     983        13,280
Getty Images Inc.+                               818        13,190
Avery Dennison Corp.                             247        12,849
Block (H & R) Inc.*                              246        12,315
Vitria Technology Inc.+*                       3,197        12,189
Harris Corp.                                     489        12,103
Ditech Communications Corp.+                   1,064        12,037
Sonus Networks Inc.+                             595        11,872
Dobson Communications Corp. "A"+                 654        10,832
Talbots Inc. (The)                               253        10,747
Teletech Holdings Inc.+                        1,307        10,293
Nike Inc. "B"                                    252        10,219
Digital Lightware Inc.+                          569        10,029
S1 Corp.+*                                     1,375         9,969
TD Waterhouse Group Inc.+                        916         9,893
Winstar Communications Inc.+*                  4,519         9,744
Office Depot Inc.+                             1,084         9,485
Aspect Communications Corp.+                   2,143         9,476
PerkinElmer Inc.                                 176         9,231
West Corp+                                       409         9,151
Terayon Communications Systems Inc.+           1,963         8,956


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
VerticalNet Inc.+                              4,351  $      8,833
UnitedGlobalCom Inc. "A"+*                       655         8,597
Adaptec Inc.+                                    977         8,472
MGM Grand Inc.+*                                 330         8,283
Tanox Inc.+                                      407         7,911
Pride International Inc.+                        332         7,888
Fluor Corp.                                      173         7,698
Priceline.com Inc.+                            3,037         7,687
Focal Communications Corp.+*                     809         7,610
Global Telesystems Inc.+                      10,013         7,610
Siliconix Inc.+                                  250         7,563
Internap Network Services Corp.+               3,855         7,469
Bausch & Lomb Inc.*                              161         7,351
Homestake Mining Company                       1,397         7,348
Kana Communications Inc.+                      3,691         7,151
Manpower Inc.                                    246         7,085
ANTEC Corp.+                                     968         7,048
ON Semiconductor Corp.+                        1,311         7,006
Copper Mountain Networks Inc.+                 2,049         6,946
Ingram Micro Inc. "A"+                           499         6,736
Beckman Coulter Inc.                             166         6,489
True North Communications Inc.                   168         6,342
Blockbuster Inc.                                 418         6,266
Plug Power Inc.+*                                411         5,882
Cabot Corp.                                      157         4,945
Liberty Digital Inc. "A"+                        746         4,663
Ticketmaster Online-CitySearch Inc. "B"+         504         4,568
Grant Prideco Inc.+                              257         4,420
Next Level Communications Inc.+*                 816         4,284
Turnstone Systems Inc.+*                         566         4,263
Proxicom Inc.+                                 1,312         3,854
Harte-Hanks Inc.                                 160         3,619
Avanex Corp.+*                                   327         3,456
7-Eleven Inc.+                                   337         3,336
Comdisco Inc.                                    414         3,312
Safeguard Scientifics Inc.+                      586         3,276
Silicon Laboratories Inc.+                       164         3,260
AsiaInfo Holdings Inc.+                          259         3,140
New Focus Inc.+*                                 243         3,040
Wireless Facilities Inc.+                        733         3,024
Hearst-Argyle Television Inc.+                   146         3,008
CacheFlow Inc.+                                  654         2,902
Scient Corp.+                                  1,395         2,746
ANC Rental Corp.+                                822         2,466
Inet Technologies Inc.+                          408         2,397
Critical Path Inc.+                            1,144         2,324

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
Global Industries Ltd.+                          158  $      2,301
PSINET Inc.+*                                  7,061         1,545
USinternetworking Inc.+                        1,232         1,425
Engage Technologies Inc.+*                     1,806         1,298
VA Linux Systems Inc.+                           419         1,257
Webvan Group Inc.+                             4,349           680
FreeMarkets Inc.+*                                62           591
MarchFirst Inc.+                               3,610           564
NaviSite Inc.+                                   329           494
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $260,581,206)                                   208,942,207
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.32%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $2,669,920     2,669,920
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          570,915       570,915
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,280,972     1,280,972
Providian Temp Cash Money Market Fund++    2,415,642     2,415,642
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,937,449)                                       6,937,449
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $53,578 and an effective yield of
  4.90%.                                      53,556        53,556
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $53,556)                                             53,556
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.28%
(Cost $267,572,211)                                    215,933,212
------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.28%)               (6,855,665)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $209,077,547
==================================================================
  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.81%
------------------------------------------------------------------
Exxon Mobil Corp.                            106,571  $  8,632,251
Citigroup Inc.                               154,108     6,931,778
American International Group Inc.             61,611     4,959,685
SBC Communications Inc.                      103,778     4,631,612
Verizon Communications Inc.                   82,748     4,079,476
Johnson & Johnson                             40,267     3,522,154
Philip Morris Companies Inc.                  68,175     3,234,904
Bank of America Corp.                         50,426     2,760,823
Merck & Co. Inc.                              35,420     2,688,378
JP Morgan Chase & Co.                         58,328     2,618,927
Wells Fargo & Company                         52,573     2,600,786
Procter & Gamble Co.                          39,848     2,494,485
Fannie Mae                                    31,254     2,487,818
AT&T Corp.                                   115,107     2,451,779
BellSouth Corp.                               57,270     2,343,488
Abbott Laboratories                           42,912     2,025,017
Bristol-Myers Squibb Co.                      30,875     1,833,975
Morgan Stanley Dean Witter & Co.              34,247     1,832,215
Walt Disney Co. (The)                         63,830     1,825,538
PepsiCo Inc.                                  39,656     1,742,881
Chevron Corp.                                 19,675     1,727,465
Ford Motor Company                            55,964     1,573,708
American Express Co.                          36,657     1,513,934
Boeing Co.                                    25,882     1,441,886
Freddie Mac                                   21,268     1,378,804
Merrill Lynch & Co. Inc.                      24,688     1,367,715
International Business Machines Corp.         14,090     1,355,176
U.S. Bancorp                                  58,342     1,353,534
Bank One Corp.                                35,429     1,281,821
Minnesota Mining & Manufacturing Co.          12,123     1,259,580
FleetBoston Financial Corp.                   33,240     1,254,810
Du Pont (E.I.) de Nemours                     29,552     1,202,766
Comcast Corp. "A"+                            27,426     1,150,178
General Electric Co.                          27,338     1,144,369
Anheuser-Busch Companies Inc.                 24,477     1,124,229
Texaco Inc.                                   16,863     1,119,703
Bank of New York Co. Inc.                     22,700     1,117,748
Kimberly-Clark Corp.                          16,371     1,110,445
AT&T - Liberty Media Group "A"+               78,976     1,105,664
McDonald's Corp.                              40,204     1,067,416
First Union Corp.                             30,044       991,452
United Technologies Corp.                     13,488       988,670
Hewlett-Packard Co.                           31,357       980,533
Washington Mutual Inc.                        17,838       976,631
Duke Energy Corp.                             22,618       966,693
El Paso Corp.*                                14,739       962,457
Alcoa Inc.                                    26,584       955,695
Allstate Corp.                                22,425       940,504
WorldCom Inc.+*                               50,320       940,355
General Motors Corp. "A"                      17,315       897,783
Honeywell International Inc.                  21,618       882,014
Dow Chemical Co.                              27,481       867,575
Household International Inc.                  14,431       854,892
Baxter International Inc.                      9,022       849,331
Target Corp.                                  22,824       823,490
Emerson Electric Co.                          13,151       815,362
Coca-Cola Co.                                 18,002       812,970
Marsh & McLennan Companies Inc.                8,431       801,198
American Home Products Corp.                  13,618       800,057
Compaq Computer Corp.*                        42,998       782,564
First Data Corp.                              12,107       722,909
Enron Corp.                                   12,362       718,232
Southern Co.                                  19,962       700,467
Viacom Inc. "B"+                              15,834       696,221
HCA - The Healthcare Company                  16,299       656,361
Exelon Corp.                                   9,766       640,650
Williams Companies Inc.                       14,490       620,897
Mellon Financial Corp.                        14,960       606,179
Clear Channel Communications Inc.+            11,036       600,910
PNC Financial Services Group                   8,855       599,926
Qwest Communications International Inc.+      17,023       596,656
American General Corp.                        15,426       590,044
Motorola Inc.                                 38,607       550,536
UnitedHealth Group Inc.                        9,195       544,896
Fifth Third Bancorp                           10,182       544,101
Conoco Inc.                                   19,110       539,857
International Paper Co.                       14,760       532,541
SunTrust Banks Inc.                            7,825       507,060
CIGNA Corp.                                    4,701       504,699
National City Corp.                           18,654       498,995
Gannett Co. Inc.                               8,100       483,732
Lehman Brothers Holdings Inc.                  7,673       481,097
Sprint Corp. (FON Group)                      21,717       477,557
Waste Management Inc.                         19,266       475,870
Costco Wholesale Corp.+                       12,013       471,510
Goldman Sachs Group Inc. (The)                 5,532       470,773
Dominion Resources Inc.                        7,298       470,502
Caterpillar Inc.                              10,539       467,721
CVS Corp.                                      7,967       465,990
American Electric Power Inc.*                  9,873       464,031
Alltel Corp.                                   8,584       450,317
Safeway Inc.+                                  8,137       448,756


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
BB&T Corp.*                                   12,585  $    442,614
Tenet Healthcare Corp.+                        9,860       433,840
Heinz (H.J.) Co.                              10,663       428,653
Union Pacific Corp.                            7,617       428,456
Illinois Tool Works Inc.                       7,522       427,550
State Street Corp.                             4,576       427,398
AFLAC Inc.                                    15,256       420,150
Pharmacia Corporation                          8,301       418,121
Lockheed Martin Corp.                         11,532       411,116
Southwest Airlines Co.                        23,072       409,528
Hartford Financial Services Group Inc.         6,929       408,811
Northern Trust Corp.                           6,390       399,375
Wal-Mart Stores Inc.                           7,870       397,435
Phillips Petroleum Co.*                        7,084       389,974
Chubb Corp.                                    5,364       388,568
AOL Time Warner Inc.+                          9,663       387,969
Wachovia Corp.                                 6,418       386,685
FedEx Corp.+                                   9,069       377,996
Eastman Kodak Co.                              9,203       367,108
Burlington Northern Santa Fe Corp.            12,036       365,654
Anadarko Petroleum Corp.                       5,741       360,420
McGraw-Hill Companies Inc.                     5,996       357,661
Colgate-Palmolive Co.                          6,162       340,512
Reliant Energy Inc.                            7,501       339,420
Sara Lee Corp.                                15,702       338,849
KeyCorp                                       13,061       336,974
Kroger Co.+                                   12,991       335,038
Comerica Inc.                                  5,430       333,945
FPL Group Inc.                                 5,424       332,491
Weyerhaeuser Co.                               6,529       331,608
Masco Corp.                                   13,725       331,322
TXU Corporation                                7,910       326,841
Sears, Roebuck and Co.                         9,235       325,718
May Department Stores Co.                      9,128       323,861
Electronic Data Systems Corp.                  5,663       316,335
General Dynamics Corp.                         5,039       316,147
Xcel Energy Inc.                              10,476       315,432
Raytheon Co. "B"                              10,416       306,022
ConAgra Foods Inc.                            16,502       300,996
Automatic Data Processing Inc.                 5,492       298,655
Ralston Purina Group                           9,509       296,205
Burlington Resources Inc.                      6,606       295,618
St. Paul Companies Inc.                        6,681       294,298
USA Education Inc.                             4,025       292,416
Avon Products Inc.                             7,298       291,847
Gillette Co.                                   9,226       287,574
Lowe's Companies Inc.                          4,890       285,821
Public Service Enterprise Group Inc.           6,556       282,957
Occidental Petroleum Corp.                    11,360       281,160
Becton Dickinson & Co.                         7,844       277,050
Albertson's Inc.                               8,568       272,634
Air Products & Chemicals Inc.                  7,029       269,914
Progress Energy Inc.                           6,250       269,188
Pitney Bowes Inc.                              7,733       268,722
Equity Office Properties Trust                 9,391       262,948
Cendant Corp.+                                17,960       262,036
Deere & Co.                                    7,192       261,357
MetLife Inc.*                                  8,646       259,812
USX-Marathon Group Inc.                        9,588       258,397
Unocal Corp.                                   7,459       257,858
Entergy Corp.                                  6,745       256,310
Sysco Corp.                                    9,664       256,193
Archer-Daniels-Midland Co.                    19,442       255,662
Cardinal Health Inc.                           2,635       254,936
Golden West Financial Corp.                    3,921       254,473
Federated Department Stores Inc.+              6,079       252,582
Lincoln National Corp.                         5,872       249,384
AON Corp.                                      7,020       249,210
MBIA Inc.                                      3,062       247,042
MBNA Corp.                                     7,429       245,900
Delphi Automotive Systems Corp.               17,182       243,469
Tribune Co.                                    5,944       242,159
Halliburton Co.*                               6,582       241,889
Consolidated Edison Inc.                       6,505       241,335
Wrigley (William Jr.) Co.                      4,991       240,816
Loews Corp.                                    4,032       239,541
PPG Industries Inc.                            5,161       237,870
SouthTrust Corp.                               5,160       236,070
Marriott International Inc. "A"*               5,642       232,338
Mattel Inc.                                   13,056       231,613
Clorox Co.                                     7,253       228,107
CSX Corp.                                      6,655       224,274
MGIC Investment Corp.                          3,272       223,870
Dover Corp.                                    6,229       223,247
Newell Rubbermaid Inc.                         8,206       217,459
Praxair Inc.                                   4,851       216,597
Thermo Electron Corp.+                         9,632       216,527
Baker Hughes Inc.                              5,913       214,701
Jefferson-Pilot Corp.                          3,154       214,125
NTL Inc.+                                      8,360       210,254
Equity Residential Properties Trust            4,036       209,993
Quaker Oats Co.                                2,153       208,949


--------------------------------------------------------------------------------
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

iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Textron Inc.                                   3,670  $    208,603
McKesson HBOC Inc.                             7,691       205,734
M&T Bank Corp.*                                2,928       204,667
Constellation Energy Group Inc.                4,625       203,962
General Mills Inc.                             4,712       202,663
Georgia-Pacific Corp.                          6,893       202,654
New York Times Co. "A"                         4,946       202,638
Hershey Foods Corp.                            2,909       201,652
Starwood Hotels & Resorts Worldwide Inc.       5,923       201,441
Norfolk Southern Corp.                        11,756       196,795
PP&L Resources Inc.                            4,433       194,875
FirstEnergy Corp.                              6,921       193,234
AmSouth Bancorp                               11,482       193,012
Franklin Resources Inc.                        4,917       192,304
Regions Financial Corp.*                       6,734       191,498
Northrop Grumman Corp.                         2,195       190,965
Apple Computer Inc.+                           8,612       190,067
Tosco Corp.                                    4,442       189,940
UNUMProvident Corp.                            6,480       189,346
Kinder Morgan Inc.                             3,519       187,211
Kerr-McGee Corp.*                              2,882       187,042
Ambac Financial Group Inc.                     2,934       186,104
NiSource Inc.                                  5,935       184,697
Ingersoll-Rand Co.                             4,645       184,453
Amerada Hess Corp.*                            2,350       183,582
Wellpoint Health Networks Inc.+                1,920       182,995
Synovus Financial Corp.                        6,770       182,790
Charter One Financial Inc.                     6,377       180,469
R.J. Reynolds Tobacco Holdings Inc.            3,181       178,454
CIT Group Inc. (The)                           6,177       178,392
Cincinnati Financial Corp.                     4,649       176,371
DTE Energy Co.*                                4,400       175,120
Countrywide Credit Industries Inc.             3,548       175,094
Ameren Corp.+*                                 4,215       172,604
Conseco Inc.*                                 10,716       172,528
Sabre Holdings Corp.+                          3,720       171,752
United Parcel Service Inc.*                    2,987       169,960
Walgreen Co.                                   4,141       168,953
Rockwell International Corp.                   4,642       168,737
Marshall & Ilsley Corp.                        3,195       168,728
Biomet Inc.                                    4,204       165,598
Johnson Controls Inc.                          2,634       164,520
Union Planters Corp.                           4,270       164,352
Fortune Brands Inc.                            4,754       163,538
AMR Corp.+                                     4,627       162,500
Old Kent Financial Corp.                       4,230       160,740
Progressive Corporation                        1,632       158,386
KeySpan Corp.                                  4,140       157,858
Alamosa Holdings Inc.                          3,405       157,515
National Commerce Bancorp                      6,270       155,574
Cinergy Corp.                                  4,600       154,330
Edison International                          12,180       153,955
Healthsouth Corp.+                            11,884       153,185
Toys R Us Inc.+                                6,068       152,307
Torchmark Corp.                                3,874       150,427
Bear Stearns Companies Inc.                    3,278       149,936
Delta Air Lines Inc.                           3,785       149,508
Telephone & Data Systems Inc.                  1,585       148,198
Eaton Corp.                                    2,156       147,686
Campbell Soup Co.                              4,917       146,871
Sempra Energy                                  6,298       146,617
Avery Dennison Corp.                           2,787       144,980
SunGard Data Systems Inc.+                     2,926       144,047
Devon Energy Corp.                             2,470       143,754
Genzyme Corp. - General Division+*             1,573       142,089
Parker Hannifin Corp.                          3,561       141,443
Xerox Corp.                                   23,581       141,250
TJX Companies Inc.                             4,398       140,736
Interpublic Group of Companies Inc.            4,090       140,492
Zions Bancorp                                  2,672       139,184
Kmart Corp.+                                  14,755       138,697
Danaher Corp.                                  2,534       138,255
Genuine Parts Co.                              5,300       137,323
Moody's Corp.                                  4,979       137,221
Vulcan Materials Co.                           2,855       133,700
Willamette Industries Inc.*                    2,899       133,354
Block (H & R) Inc.*                            2,656       132,959
North Fork Bancorp                             5,032       130,580
Limited Inc.                                   8,284       130,224
Penney (J.C.) Company Inc.*                    8,016       128,176
Weatherford International Inc.+                2,594       128,014
Broadwing Inc.+                                6,650       127,347
American Standard Companies Inc.+              2,125       125,524
St. Jude Medical Inc.+                         2,324       125,147
CenturyTel Inc.                                4,331       124,516
GPU Inc.                                       3,812       123,852
Popular Inc.                                   4,191       123,438
Dime Bancorp Inc.                              3,734       122,289
First Tennessee National Corp.                 3,941       121,777
Ecolab Inc.                                    2,827       119,921
Hancock (John) Financial Services Inc.         3,104       119,349
Pinnacle West Capital Corp.                    2,593       118,941


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iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
CMS Energy Corp.                               4,003  $    118,449
Kellogg Co.                                    4,345       117,445
Leggett & Platt Inc.                           6,043       116,207
Eastman Chemical Co.                           2,356       115,962
Goodyear Tire & Rubber Co.*                    4,849       115,649
TECO Energy Inc.                               3,848       115,286
Tricon Global Restaurants Inc.+                2,990       114,188
Goodrich (B.F.) Co.                            2,966       113,805
Sigma-Aldrich Corp.                            2,373       113,607
Knight Ridder Inc.*                            2,105       113,060
AT&T Wireless Group+*                          5,827       111,762
SAFECO Corp.                                   3,929       110,749
Huntington Bancshares Inc.                     7,745       110,366
DPL Inc.                                       3,923       110,236
Cablevision Systems Corp.+                     1,564       110,043
Sherwin-Williams Co.                           4,193       106,838
ENSCO International Inc.                       3,041       106,435
Hilton Hotels Corp.                           10,153       106,099
TRW Inc.                                       3,110       105,740
General Motors Corp. "H"+                      5,416       105,612
Harrah's Entertainment Inc.+                   3,561       104,800
Advanced Micro Devices Inc.+*                  3,916       103,931
Servicemaster Co.                              9,222       103,563
Cadence Design Systems Inc.+                   5,530       102,250
Old Republic International Corp.               3,600       102,240
Citizen Communications Co.+                    8,081       102,225
Engelhard Corp.                                3,919       101,345
Spieker Properties Inc.                        1,830       100,376
Adelphia Communications Corp. "A"+*            2,469        99,994
AES Corp.+                                     1,988        99,320
Utilicorp United Inc.                          3,060        99,022
NCR Corp.+                                     2,536        98,980
Cox Communications Inc. "A"+*                  2,202        97,967
Fluor Corp.                                    2,201        97,945
AutoZone Inc.+                                 3,482        97,566
VF Corp.                                       2,784        97,440
Apartment Investment & Management
  Co. "A"                                      2,189        97,301
Harcourt General Inc.                          1,744        97,088
American Water Works Inc.                      3,009        97,040
ITT Industries Inc.                            2,491        96,526
Phelps Dodge Corp.                             2,399        96,392
PACCAR Inc.                                    2,149        96,302
Ultramar Diamond Shamrock Corp.                2,660        96,239
UST Inc.                                       3,196        96,040
Whirlpool Corp.                                1,920        95,981
Nucor Corp.                                    2,388        95,687
Allied Waste Industries Inc.+                  6,050        94,864
Rohm & Haas Co. "A"                            3,076        94,772
AvalonBay Communities Inc.                     2,057        94,231
TCF Financial Corp.                            2,472        93,417
Edwards (A.G.) Inc.                            2,509        92,833
Nike Inc. "B"                                  2,289        92,819
Black & Decker Corp.                           2,497        91,765
Apache Corp.                                   1,588        91,485
Niagara Mohawk Holdings Inc.+                  5,402        91,294
Republic Services Inc. "A"+                    4,814        90,263
Duke-Weeks Realty Corp.                        3,898        90,239
Aetna Inc.+                                    2,489        89,405
Cooper Industries Inc.                         2,664        89,111
Brown-Forman Corp. "B"                         1,425        88,279
SPX Corp.+*                                      971        88,128
Banknorth Group Inc.                           4,428        88,007
McCormick & Co. Inc.                           2,088        87,675
Jones Apparel Group Inc.+*                     2,318        87,620
Mylan Laboratories Inc.                        3,382        87,425
BJ's Wholesale Club Inc.+                      1,814        86,800
Darden Restaurants Inc.                        3,648        86,640
Radian Group Inc.                              1,266        85,772
Northeast Utilities                            4,926        85,614
Greenpoint Financial Corp.                     2,624        85,542
Ocean Energy Inc.                              5,142        85,100
Allmerica Financial Corp.                      1,635        84,840
Sunoco Inc.                                    2,607        84,545
Brinker International Inc.+                    3,012        84,065
Delhaize America Inc. "B"                      4,150        83,789
Coca-Cola Enterprises Inc.                     4,698        83,530
Compass Bancshares Inc.                        3,895        83,256
Pall Corp.                                     3,758        82,375
Simon Property Group Inc.                      3,188        81,613
Stanley Works (The)                            2,472        81,452
Ashland Inc.                                   2,119        81,370
Litton Industries Inc.+                        1,008        80,973
Boston Properties Inc.                         2,104        80,899
Stilwell Financial Inc.                        3,016        80,889
Wisconsin Energy Corp.                         3,731        80,515
Park Place Entertainment Corp.+                7,825        80,206
Legg Mason Inc.                                1,905        80,201
Gilead Sciences Inc.+*                         2,464        80,080
Mercantile Bankshares Corp.                    2,156        79,772
Potomac Electric Power Co.*                    3,404        79,586
Veritas Software Corp.+*                       1,718        79,440


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iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
SCANA Corp.                                    2,905  $     78,871
Dana Corp.                                     4,543        78,049
Grainger (W.W.) Inc.                           2,290        77,517
Alliant Energy Corp.                           2,424        77,132
DST Systems Inc.+                              1,576        75,947
Maytag Corp.                                   2,339        75,433
BancWest Corporation                           3,128        75,072
Liz Claiborne Inc.*                            1,586        74,621
Westvaco Corp.                                 3,067        74,313
PepsiAmericas Inc.                             4,758        74,225
PerkinElmer Inc.                               1,407        73,797
Office Depot Inc.+                             8,425        73,719
Winn-Dixie Stores Inc.                         2,568        72,854
Watson Pharmaceuticals Inc.+                   1,376        72,378
Newmont Mining Corp.                           4,481        72,234
Mead Corp.                                     2,878        72,209
Bowater Inc.                                   1,518        71,953
Neuberger Berman Inc.                          1,155        71,853
Commerce Bancshares Inc.                       1,927        71,781
Donnelley (R.R.) & Sons Co.                    2,737        71,764
Coors (Adolf) Company "B"                      1,090        71,330
Bard (C.R.) Inc.                               1,565        71,051
Noble Affiliates Inc.                          1,700        70,941
MCN Energy Group Inc.                          2,742        70,744
Energizer Holdings Inc.+                       2,805        70,125
Equitable Resources Inc.                       1,016        70,104
USA Networks Inc.+                             2,924        69,993
Public Storage Inc.                            2,653        69,641
Diamond Offshore Drilling Inc.*                1,768        69,571
Rite Aid Corp.+*                              10,387        69,489
Tektronix Inc.+                                2,536        69,207
Staples Inc.+                                  4,606        68,514
Hasbro Inc.                                    5,294        68,293
Vornado Realty Trust                           1,906        68,292
Host Marriott Corp.                            5,846        68,281
Unisys Corp.+                                  4,874        68,236
Hibernia Corp. "A"                             4,884        68,229
Associated Bancorp                             2,049        68,129
Arrow Electronics Inc.+                        2,995        67,687
Global Marine Inc.+                            2,632        67,379
Questar Corp.                                  2,456        67,294
Washington Post Company (The) "B"                115        66,470
International Flavors & Fragrances Inc.        3,002        66,224
Kimco Realty Corp.*                            1,539        66,177
Sonoco Products Co.                            3,057        65,726
Hillenbrand Industries Inc.                    1,360        65,674
Bausch & Lomb Inc.*                            1,438        65,659
Nabors Industries Inc.+                        1,248        64,696
Pepsi Bottling Group Inc.                      1,698        64,541
National Fuel Gas Co.                          1,204        64,510
FirstMerit Corp.                               2,466        64,116
T Rowe Price Group Inc.                        2,036        63,752
Sovereign Bancorp Inc.                         7,483        63,372
NSTAR                                          1,654        63,348
Wendy's International Inc.                     2,831        63,188
AutoNation Inc.+                               7,011        63,099
Manpower Inc.                                  2,178        62,726
Noble Drilling Corp.+                          1,358        62,685
GATX Corporation                               1,476        62,671
Dynegy Inc. "A"                                1,222        62,334
First Virginia Banks Inc.                      1,432        62,106
Beckman Coulter Inc.                           1,585        61,958
DQE Inc.                                       2,124        61,915
Crescent Real Estate Equities Co.              2,726        61,880
Charter Communications Inc.+*                  2,733        61,834
ICN Pharmaceuticals Inc.                       2,426        61,693
Golden State Bancorp Inc.                      2,201        61,364
Montana Power Co.                              4,322        60,940
Martin Marietta Materials Inc.                 1,425        60,848
Temple-Inland Inc.                             1,372        60,711
Puget Energy Inc.                              2,639        60,380
Centura Banks Inc.                             1,220        60,329
iStar Financial Inc.                           2,601        60,005
Visteon Corp.                                  3,989        59,995
Cabot Corp.                                    1,902        59,913
Diebold Inc.                                   2,172        59,643
Trigon Healthcare Inc.+                        1,153        59,380
Wilmington Trust Corp.                           999        59,021
Energy East Corp.                              3,400        58,990
PMI Group Inc. (The)                             905        58,807
Helmerich & Payne Inc.                         1,270        58,801
EOG Resources Inc.                             1,425        58,753
Avnet Inc.*                                    2,852        58,466
Liberty Property Trust                         2,065        58,316
L-3 Communications Holdings Inc.+                737        58,186
National-Oilwell Inc.+                         1,680        58,178
CarrAmerica Realty Corp.*                      2,037        58,116
Valero Energy Corp.                            1,633        57,972
Archstone Communities Trust                    2,328        57,269
FMC Corp.+                                       768        56,556
Erie Indemnity Co. "A"                         1,969        56,353
Prologis Trust                                 2,804        56,304


--------------------------------------------------------------------------------
PAGE 154                                                                 iShares
iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
General Growth Properties Inc.                 1,608  $     56,200
Saks Inc.+                                     4,304        55,952
Transatlantic Holdings Inc.                      543        55,663
Grant Prideco Inc.+                            3,199        55,023
Rouse Co.                                      2,109        54,539
Ceridian Corp.+                                2,919        54,001
True North Communications Inc.                 1,428        53,907
Massey Energy Co.                              2,252        53,868
SUPERVALU Inc.                                 4,032        53,747
Quantum DLT & Storage Group+                   4,603        53,395
Smurfit-Stone Container Corp.+                 4,008        53,346
UAL Corp.                                      1,612        53,277
Viad Corp.                                     2,232        53,189
NICOR Inc.                                     1,424        53,072
Protective Life Corp.                          1,725        52,906
Deluxe Corp.                                   2,233        52,855
Boise Cascade Corp.                            1,676        52,626
Genentech Inc.+                                1,028        51,914
AMB Property Corp.                             2,105        51,783
Fiserv Inc.+                                   1,153        51,579
Nordstrom Inc.                                 3,168        51,575
UnionBanCal Corporation                        1,768        51,360
Unitrin Inc.                                   1,406        51,143
MONY Group Inc.                                1,540        51,128
Affiliated Computer Services Inc. "A"+*          786        51,011
Computer Sciences Corp.+                       1,557        50,369
Tyson Foods Inc. "A"                           3,728        50,216
Valley National Bancorp                        1,844        49,954
Flowers Industries Inc.                        3,014        49,791
Dentsply International Inc.                    1,364        49,786
Bemis Co.                                      1,493        49,403
Brunswick Corp.                                2,513        49,330
PeopleSoft Inc.+                               2,084        48,844
Chiron Corp.+                                  1,112        48,789
Belo (A.H.) Corp.                              2,934        48,323
Tootsie Roll Industries Inc.                   1,047        48,319
City National Corp.                            1,249        47,974
Fox Entertainment Group Inc. "A"+              2,446        47,942
Crown Castle International Corp.+*             3,235        47,918
Intuit Inc.+                                   1,706        47,342
Autoliv Inc.                                   3,017        47,186
Scripps (E.W.) Company                           812        47,072
Ross Stores Inc.                               2,493        46,744
Murphy Oil Corp.                                 702        46,739
Novell Inc.+                                   9,332        46,660
Hercules Inc.*                                 3,574        46,426
Pacific Century Financial Corp.                2,443        46,417
Tidewater Inc.                                 1,023        46,240
Outback Steakhouse Inc.+                       1,814        46,184
Informix Corp.+                                8,796        46,179
Continental Airlines Inc. "B"+*                1,104        45,706
Hormel Foods Corp.                             2,318        45,155
U.S. Airways Group Inc.+                       1,268        44,951
Harris Corp.                                   1,784        44,154
Dow Jones & Co. Inc.                             839        43,922
Pride International Inc.+                      1,839        43,695
USX-U.S. Steel Group Inc.                      2,973        43,673
Navistar International Corp.+                  1,915        43,662
Quintiles Transnational Corp.+                 2,308        43,564
Post Properties Inc.                           1,225        42,875
Tiffany & Co.                                  1,572        42,837
Crane Co.                                      1,634        42,566
IBP Inc.                                       2,587        42,427
Owens-Illinois Inc.+                           4,976        42,296
Sybase Inc.+                                   2,717        42,114
Reynolds & Reynolds Co. "A"                    2,174        41,850
Georgia-Pacific (Timber Group)*                1,449        41,586
Westwood One Inc.+                             1,781        40,999
MGM Grand Inc.+*                               1,633        40,988
NRG Energy Inc.+                               1,124        40,914
American Tower Corp.+*                         2,202        40,737
Hubbell Inc. "B"                               1,743        40,612
Capital One Financial Corp.                      728        40,404
Old National Bancorp                           1,915        40,215
Compuware Corp.+                               4,103        40,004
Heller Financial Inc. "A"                      1,134        39,860
Varco International Inc.+                      1,911        39,462
XO Communications Inc. "A"+*                   5,576        39,032
Allegheny Technologies Inc.                    2,241        39,016
Molex Inc.*                                    1,092        38,527
Homestake Mining Company                       7,321        38,508
Boston Scientific Corp.+                       1,902        38,382
Plum Creek Timber Co. Inc.*                    1,580        38,236
Pentair Inc.                                   1,498        38,169
Universal Health Services Inc. "B"+              425        37,528
Mack-Cali Realty Corp.*                        1,376        37,152
IMC Global Inc.                                2,996        36,851
Mandalay Resort Group Inc.+                    1,830        36,545
Tech Data Corp.+                               1,233        36,374
Quest Diagnostics Inc.+                          404        35,903
Synopsys Inc.+                                   757        35,532
Autodesk Inc.                                  1,148        35,086


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                        PAGE 155
iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Galileo International Inc.                     1,568  $     34,339
Lyondell Chemical Co.                          2,371        34,071
Entercom Communications Corp.+                   859        33,759
Global Industries Ltd.+                        2,302        33,523
Chris-Craft Industries Inc.+                     526        33,269
Radio One Inc.+                                1,893        33,246
Hudson City Bancorp Inc.                       1,632        32,334
Smith International Inc.+                        459        32,222
Florida East Coast Industries Inc.               950        31,920
Thomas & Betts Corp.                           1,765        30,640
Lamar Advertising Co.+                           821        30,172
Comdisco Inc.                                  3,753        30,024
Vishay Intertechnology Inc.+                   1,507        29,989
Family Dollar Stores Inc.                      1,158        29,761
Ingram Micro Inc. "A"+                         2,180        29,430
CNET Networks Inc.+                            2,625        29,367
Six Flags Inc.+*                               1,517        29,354
UnitedGlobalCom Inc. "A"+*                     2,231        29,282
3Com Corp.+                                    5,067        28,977
Nationwide Financial Services Inc.               752        28,561
Rowan Companies Inc.+                          1,029        28,298
Steelcase Inc.                                 2,324        28,120
Express Scripts Inc. "A"+                        323        27,998
Lafarge Corp.                                    913        27,700
Harte-Hanks Inc.                               1,224        27,687
Circuit City Stores Inc.                       2,611        27,677
American Financial Group Inc.                  1,139        27,450
Dun & Bradstreet Corp.+                        1,131        26,646
Calpine Corp.+                                   482        26,544
Omnicom Group Inc.                               319        26,439
Electronic Arts Inc.+                            482        26,149
Primedia Inc.+                                 4,146        26,120
CNA Financial Corp.+                             733        25,662
McDATA Corporation "A"+                        1,352        25,519
Health Management Associates Inc. "A"+         1,623        25,238
Adaptec Inc.+                                  2,755        23,891
Talbots Inc. (The)                               540        22,939
E*trade Group Inc.+*                           3,262        22,769
WebMD Corp.+                                   4,055        22,556
Solectron Corp.+                               1,168        22,204
International Speedway Corp. "A"*                590        21,867
St. Joe Company (The)                            948        21,624
ALZA Corp.+                                      528        21,384
PanAmSat Corp.+                                  540        21,161
Reinsurance Group of America Inc.                548        21,120
Andrew Corp.+                                  1,460        20,988
Iron Mountain Inc.+                              544        20,846
S1 Corp.+*                                     2,827        20,496
Cablevision Systems Corporation -
  Rainbow Media Group+                           782        20,332
Starbucks Corp.+*                                478        20,285
USG Corp.*                                     1,298        19,833
Internet Capital Group Inc.+*                  8,909        19,488
Cooper Cameron Corp.+                            360        19,440
Apogent Technologies Inc.+                       949        19,208
Bisys Group Inc.+                                350        18,703
Weis Markets Inc.                                520        18,174
Marine Drilling Co. Inc.+                        679        18,095
Avaya Inc.+                                    1,381        17,953
Consolidated Stores Corp.+                     1,786        17,949
Emmis Communications Corp.+                      683        17,288
Dallas Semiconductor Corp.                       661        17,193
KLA-Tencor Corp.+                                422        16,616
Electronics For Imaging Inc.+                    670        16,499
BHC Communications Inc. "A"+                     136        16,456
International Rectifier Corp.+*                  405        16,403
BJ Services Co.+                                 225        16,020
Cephalon Inc.+*                                  328        15,765
EarthLink Inc.+                                1,279        15,508
Hearst-Argyle Television Inc.+                   743        15,306
Hanover Compressor Co.+                          482        15,279
RSA Security Inc.+                               608        14,998
Nextel Partners Inc. "A"+                      1,087        14,929
CH Robinson Worldwide Inc.                       544        14,892
21st Century Insurance Group                     954        14,700
Parametric Technology Corp.+                   1,622        14,699
Ticketmaster Online-CitySearch Inc. "B"+       1,553        14,074
Pegasus Communications Corp.+                    608        13,984
United States Cellular Corp.+                    219        13,907
UTStarcom Inc.+                                  751        12,485
Dollar General Corp.                             610        12,468
Northwest Airlines Corp. "A"+                    545        12,331
PacifiCare Health Systems Inc. "A"+*             479        11,915
ChoicePoint Inc.+                                338        11,424
Sybron Dental Specialties Inc.+                  528        11,088
Blockbuster Inc.                                 733        10,988
KEMET Corp.+                                     644        10,909
Knight Trading Group Inc.+                       745        10,896
Kansas City Southern Industries Inc.+            761        10,806
Keane Inc.+                                      819        10,647
Applera Corp. - Celera Genomics Group+*          336        10,366
Wesco Financial Corp.                             33        10,131


--------------------------------------------------------------------------------
PAGE 156                                                                 iShares
iSHARES RUSSELL 1000 VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Getty Images Inc.+                               609  $      9,820
eFunds Corp.+                                    494         9,509
AVX Corp.                                        546         9,424
Spectrasite Holdings Inc.+                     2,149         9,268
Readers Digest Association Inc. (The)
  "A"                                            336         9,233
TeleCorp PCS Inc.+                               612         9,218
McLeodUSA Inc. "A"+*                           1,056         9,141
Sealed Air Corp.+*                               268         8,932
Hispanic Broadcasting Corp.+                     458         8,748
MSC Industrial Direct Co. Inc. "A"+              545         8,725
Newfield Exploration Co.+                        250         8,725
TD Waterhouse Group Inc.+                        800         8,640
ON Semiconductor Corp.+                        1,518         8,112
Metro-Goldwyn-Mayer Inc.+                        472         8,090
Lattice Semiconductor Corp.+                     440         8,003
7-Eleven Inc.+                                   807         7,989
Quanta Services Inc.+                            350         7,812
International Game Technology Inc.+              153         7,704
Patterson Dental Co.+                            247         7,595
Expeditors International Washington Inc.         143         7,213
Williams-Sonoma Inc.+*                           274         7,193
Dobson Communications Corp. "A"+                 406         6,724
CommScope Inc.+                                  371         6,188
ANTEC Corp.+                                     846         6,160
Williams Communications Group Inc.+*             591         5,319
Estee Lauder Companies Inc. "A"*                 139         5,062
NOVA Corporation+                                268         4,942
ADTRAN Inc.+                                     178         4,372
American Power Conversion Corp.+                 338         4,357
Gentex Corp.+                                    187         4,324
Acxiom Corp.+                                    205         4,279
American Management Systems Inc.+                212         3,882
Valassis Communications Inc.+                    123         3,567
Sonus Networks Inc.+                             172         3,432
Infonet Services Corp. "B"+                      499         3,318
Herman Miller Inc.                               140         3,238
Liberate Technologies Inc.+                      380         3,159
Pixar Inc.+                                       86         2,645
Homestore.com Inc.+                              111         2,636
National Instruments Corp.+                       72         2,349
Virata Corp.+                                    176         2,299
Convergys Corp.+                                  60         2,164
Cox Radio Inc. "A"+                               77         1,618
West Corp+                                        72         1,611

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
Webvan Group Inc.+                             3,219  $        503
Flowers Foods Inc.+                               18           362
MarchFirst Inc.+                               2,221           347
NaviSite Inc.+                                    42            63
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $200,447,327)                                   190,632,208
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.18%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $2,337,058     2,337,058
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          499,739       499,739
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,121,273     1,121,273
Providian Temp Cash Money Market Fund++    2,114,481     2,114,481
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,072,551)                                       6,072,551
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.09%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $176,347 and an effective yield of
  4.90%.                                     176,275       176,275
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $176,275)                                           176,275
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.08%
(Cost $206,696,153)                                    196,881,034
------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.08%)               (5,875,927)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $191,005,107
==================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                        PAGE 157
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001


                                                             ISHARES RUSSELL
                                          -----------------------------------------------------
                                              3000      3000 GROWTH   3000 VALUE       2000
                                           INDEX FUND    INDEX FUND   INDEX FUND    INDEX FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $482,695,352  $31,403,008   $33,316,279  $836,241,732
                                          -----------------------------------------------------
Investments in securities, at market
  value (Note 1)+                         $403,345,174  $22,290,272   $33,379,490  $766,682,929
Receivables:
   Investment securities sold                  179,480        6,011         2,918     2,047,247
   Dividends and interest                      426,848       13,248        45,700       980,706
                                          -----------------------------------------------------
Total Assets                               403,951,502   22,309,531    33,428,108   769,710,882
                                          -----------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased              81,685            -             -     1,524,562
   Collateral for securities on loan
     (Note 5)                               15,232,816    1,949,216     1,199,263    54,032,706
   Advisory fees (Note 2)                      127,781        9,231        13,219       214,280
                                          -----------------------------------------------------
Total Liabilities                           15,442,282    1,958,447     1,212,482    55,771,548
                                          -----------------------------------------------------

NET ASSETS                                $388,509,220  $20,351,084   $32,215,626  $713,939,334
                                          =====================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $468,829,839  $29,598,326   $32,235,434  $791,205,319
   Undistributed net investment income         176,041          389        23,465       685,957
   Undistributed net realized loss          (1,146,482)    (134,895)     (106,484)   (8,393,139)
   Net unrealized appreciation
     (depreciation)                        (79,350,178)  (9,112,736)       63,211   (69,558,803)
                                          -----------------------------------------------------
NET ASSETS                                $388,509,220  $20,351,084   $32,215,626  $713,939,334
                                          =====================================================

iShares outstanding                          6,100,000      500,000       450,000     7,950,000
                                          =====================================================

Net asset value per iShare                $      63.69  $     40.70   $     71.59  $      89.80
                                          =====================================================
-----------------------------------------------------------------------------------------------


  + Includes securities on loan with market values of $14,558,944, $1,879,371, $1,154,469 and $50,987,970, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 158                                                                 iShares
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2001


                                                                    iSHARES RUSSELL
                                          --------------------------------------------------------------------
                                          2000 GROWTH    2000 VALUE       1000      1000 GROWTH    1000 VALUE
                                           INDEX FUND    INDEX FUND    INDEX FUND    INDEX FUND    INDEX FUND
--------------------------------------------------------------------------------------------------------------

ASSETS
Investments at cost                       $200,093,619  $274,005,828  $263,266,219  $267,572,211  $206,696,153
                                          --------------------------------------------------------------------
Investments in securities, at market
  value (Note 1)+                         $167,107,920  $283,507,734  $219,902,415  $215,933,212  $196,881,034
Receivables:
   Investment securities sold                  777,440       345,736        13,796        32,641             -
   Dividends and interest                       50,032       552,725       228,067        85,345       237,399
   iShares sold                                 29,368             -             -        11,240        12,272
                                          --------------------------------------------------------------------
Total Assets                               167,964,760   284,406,195   220,144,278   216,062,438   197,130,705
                                          --------------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased             714,524             -             -             -             -
   Collateral for securities on loan
     (Note 5)                               11,935,996    10,537,147    12,367,525     6,937,449     6,072,551
   iShares redeemed                              2,670             -             -             -             -
   Advisory fees (Note 2)                       53,076       105,717        53,410        47,442        53,047
                                          --------------------------------------------------------------------
Total Liabilities                           12,706,266    10,642,864    12,420,935     6,984,891     6,125,598
                                          --------------------------------------------------------------------

NET ASSETS                                $155,258,494  $273,763,331  $207,723,343  $209,077,547  $191,005,107
                                          ====================================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $190,776,080  $264,517,095  $252,499,438  $261,814,210  $201,559,293
   Undistributed net investment income          13,626       446,588        92,638         6,350       119,653
   Undistributed net realized loss          (2,545,513)     (702,258)   (1,504,929)   (1,104,014)     (858,720)
   Net unrealized appreciation
     (depreciation)                        (32,985,699)    9,501,906   (43,363,804)  (51,638,999)   (9,815,119)
                                          --------------------------------------------------------------------
NET ASSETS                                $155,258,494  $273,763,331  $207,723,343  $209,077,547  $191,005,107
                                          ====================================================================

iShares outstanding                          2,850,000     2,350,000     3,400,000     4,100,000     3,400,000
                                          ====================================================================

Net asset value per iShare                $      54.48  $     116.50  $      61.10  $      50.99  $      56.18
                                          ====================================================================
--------------------------------------------------------------------------------------------------------------


  + Includes securities on loan with market values of $11,166,405, $10,015,169, $11,949,261, $6,603,771 and $5,858,704, respectively. See
      Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                            PAGE 159
iSHARES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2001


                                                                         iSHARES RUSSELL
                                          ------------------------------------------------------------------------------
                                                 3000            3000 GROWTH          3000 VALUE             2000
                                            INDEX FUND (1)      INDEX FUND (2)      INDEX FUND (2)      INDEX FUND (1)
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
   Dividends                                 $  1,962,063        $    56,036           $300,970          $  4,501,622
   Interest                                         8,539                567                997                26,865
   Securities lending income                       11,242                426                 89               154,723
                                          ------------------------------------------------------------------------------
Total investment income                         1,981,844             57,029            302,056             4,683,210
                                          ------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                  305,590             31,897             39,060               584,950
                                          ------------------------------------------------------------------------------
Total expenses                                    305,590             31,897             39,060               584,950
                                          ------------------------------------------------------------------------------
Net investment income                           1,676,254             25,132            262,996             4,098,260
                                          ------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                               (1,098,311)          (134,320)           (85,834)           32,124,626
   Net change in unrealized appreciation
     (depreciation) on investments            (79,350,178)        (9,112,736)            63,211           (69,558,803)
                                          ------------------------------------------------------------------------------
Net realized and unrealized loss              (80,448,489)        (9,247,056)           (22,623)          (37,434,177)
                                          ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(78,772,235)       $(9,221,924)          $240,373          $(33,335,917)
                                          ==============================================================================
------------------------------------------------------------------------------------------------------------------------

 (1) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 (2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 160                                                                 iShares
iSHARES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001


                                                                        iSHARES RUSSELL
                               --------------------------------------------------------------------------------------------------
                                  2000 GROWTH          2000 VALUE             1000            1000 GROWTH          1000 VALUE
                                 INDEX FUND /3/      INDEX FUND /3/      INDEX FUND /1/      INDEX FUND /2/      INDEX FUND /2/
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                      $    160,670        $ 2,258,628         $  2,483,437        $    320,361        $ 1,582,795
   Interest                              4,443              8,358               10,469               2,822              5,266
   Securities lending income            41,618             13,722                9,190               3,676              2,956
                               --------------------------------------------------------------------------------------------------
Total investment income                206,731          2,280,708            2,503,096             326,859          1,591,017
                               --------------------------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                       132,435            213,690              322,915             142,570            171,705
                               --------------------------------------------------------------------------------------------------
Total expenses                         132,435            213,690              322,915             142,570            171,705
                               --------------------------------------------------------------------------------------------------
Net investment income                   74,296          2,067,018            2,180,181             184,289          1,419,312
                               --------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS)
   Net realized gain (loss)
     from investments               (1,259,134)         5,459,417               45,380            (951,935)        10,244,219
   Net change in unrealized
     appreciation
     (depreciation) on
     investments                   (32,985,699)         9,501,906          (43,363,804)        (51,638,999)        (9,815,119)
                               --------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss)                      (34,244,833)        14,961,323          (43,318,424)        (52,590,934)           429,100
                               --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                      $(34,170,537)       $17,028,341         $(41,138,243)       $(52,406,645)       $ 1,848,412
                               ==================================================================================================
---------------------------------------------------------------------------------------------------------------------------------

 /1/ For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
 /2/ For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 /3/ For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                            PAGE 161
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                         iSHARES RUSSELL
                                          ------------------------------------------------------------------------------
                                                 3000            3000 GROWTH          3000 VALUE             2000
                                            INDEX FUND /1/      INDEX FUND /2/      INDEX FUND /2/      INDEX FUND /1/
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                     $  1,676,254        $    25,132         $   262,996        $    4,098,260
   Net realized gain (loss)                    (1,098,311)          (134,320)            (85,834)           32,124,626
   Net change in unrealized appreciation
     (depreciation)                           (79,350,178)        (9,112,736)             63,211           (69,558,803)
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (78,772,235)        (9,221,924)            240,373           (33,335,917)
                                          ------------------------------------------------------------------------------

DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                  (1,485,754)           (24,738)           (238,362)           (3,293,260)
   From net realized gain                         (62,630)              (580)            (21,819)             (560,014)
                                          ------------------------------------------------------------------------------
Total distributions to iShareholders           (1,548,384)           (25,318)           (260,181)           (3,853,274)
                                          ------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                               468,829,839         29,598,326          32,235,434           914,187,530
   iShares redeemed                                     -                  -                   -          (163,059,005)
                                          ------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                468,829,839         29,598,326          32,235,434           751,128,525
                                          ------------------------------------------------------------------------------
Increase in net assets                        388,509,220         20,351,084          32,215,626           713,939,334

NET ASSETS:
Beginning of period                                     -                  -                   -                     -
                                          ------------------------------------------------------------------------------
End of period                                $388,509,220        $20,351,084         $32,215,626        $  713,939,334
                                          ==============================================================================

Undistributed net investment income
  included in net assets at end of
  period                                     $    176,041        $       389         $    23,465        $      685,957
                                          ==============================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                 6,100,000            500,000             450,000             9,650,000
   iShares redeemed                                     -                  -                   -            (1,700,000)
                                          ------------------------------------------------------------------------------
Net increase in iShares outstanding             6,100,000            500,000             450,000             7,950,000
                                          ==============================================================================
------------------------------------------------------------------------------------------------------------------------

 /1/ For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 /2/ For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 162                                                                 iSHARES
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                        iSHARES RUSSELL
                               --------------------------------------------------------------------------------------------------
                                  2000 GROWTH          2000 VALUE             1000            1000 GROWTH          1000 VALUE
                                 INDEX FUND /3/      INDEX FUND /3/      INDEX FUND /1/      INDEX FUND /2/      INDEX FUND /2/
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
   Net investment income          $     74,296        $  2,067,018        $  2,180,181        $    184,289        $  1,419,312
   Net realized gain (loss)         (1,259,134)          5,459,417              45,380            (951,935)         10,244,219
   Net change in unrealized
     appreciation
     (depreciation)                (32,985,699)          9,501,906         (43,363,804)        (51,638,999)         (9,815,119)
                               --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       (34,170,537)         17,028,341         (41,138,243)        (52,406,645)          1,848,412
                               --------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
  ISHAREHOLDERS:
   From net investment income          (59,813)         (1,582,249)         (2,081,133)           (177,939)         (1,295,030)
   From net realized gain              (61,203)            (31,344)             (4,709)           (152,079)                  -
                               --------------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                       (121,016)         (1,613,593)         (2,085,842)           (330,018)         (1,295,030)
                               --------------------------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                    195,422,879         282,606,517         274,084,836         261,814,210         281,586,524
   iShares redeemed                 (5,872,832)        (24,257,934)        (23,137,408)                  -         (91,134,799)
                               --------------------------------------------------------------------------------------------------
Net increase in net assets
  from iShares transactions        189,550,047         258,348,583         250,947,428         261,814,210         190,451,725
                               --------------------------------------------------------------------------------------------------
Increase in net assets             155,258,494         273,763,331         207,723,343         209,077,547         191,005,107

NET ASSETS:
Beginning of period                          -                   -                   -                   -                   -
                               --------------------------------------------------------------------------------------------------
End of period                     $155,258,494        $273,763,331        $207,723,343        $209,077,547        $191,005,107
                               ==================================================================================================

Undistributed net investment
  income included in net
  assets at end of period         $     13,626        $    446,588        $     92,638        $      6,350        $    119,653
                               ==================================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                      2,950,000           2,550,000           3,700,000           4,100,000           4,950,000
   iShares redeemed                   (100,000)           (200,000)           (300,000)                  -          (1,550,000)
                               --------------------------------------------------------------------------------------------------
Net increase in iShares
  outstanding                        2,850,000           2,350,000           3,400,000           4,100,000           3,400,000
                               ==================================================================================================
---------------------------------------------------------------------------------------------------------------------------------

 /1/ For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
 /2/ For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 /3/ For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                            PAGE 163
iSHARES TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                              iSHARES RUSSELL
                                            ------------------------------------------------------------------------------------
                                                   3000              3000 GROWTH            3000 VALUE               2000
                                              INDEX FUND /1/        INDEX FUND /2/        INDEX FUND /2/        INDEX FUND /1/
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  76.23              $ 68.63               $ 69.91               $  94.33
                                            ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.51                 0.06                  0.83                   0.98
   Net realized and unrealized gain
     (loss)                                        (12.56)              (27.93)                 1.71                  (4.47)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   (12.05)              (27.87)                 2.54                  (3.49)
                                            ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                            (0.48)               (0.06)                (0.77)                 (0.88)
   Net realized gain                                (0.01)               (0.00)*               (0.09)                 (0.16)
                                            ------------------------------------------------------------------------------------
Total distributions                                 (0.49)               (0.06)                (0.86)                 (1.04)
                                            ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  63.69              $ 40.70               $ 71.59               $  89.80
                                            ====================================================================================

TOTAL RETURN (NOT ANNUALIZED)                      (15.90)%             (40.62)%                3.60%                 (3.77)%
                                            ====================================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)              $388,509              $20,351               $32,216               $713,939
   Ratio of expenses to average net
     assets+                                         0.20%                0.25%                 0.25%                  0.20%
   Ratio of net investment income to
     average net assets+                             1.09%                0.20%                 1.67%                  1.39%
   Portfolio turnover rate++                            3%                   3%                    4%                    39%
--------------------------------------------------------------------------------------------------------------------------------

 /1/ For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 /2/ For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
  *   Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 164                                                                 iSHARES
iSHARES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                              iSHARES RUSSELL
                                            ------------------------------------------------------------------------------------
                                               2000 GROWTH            2000 VALUE               1000              1000 GROWTH
                                              INDEX FUND /3/        INDEX FUND /3/        INDEX FUND /1/        INDEX FUND /2/
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  81.36              $ 103.35              $  76.78              $  79.30
                                            ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.05                  1.49                  0.64                  0.14
   Net realized and unrealized gain
     (loss)                                        (26.85)                12.97                (15.71)               (28.20)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   (26.80)                14.46                (15.07)               (28.06)
                                            ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                            (0.04)                (1.28)                (0.61)                (0.14)
   Net realized gain                                (0.04)                (0.03)                (0.00)*               (0.11)
                                            ------------------------------------------------------------------------------------
Total distributions                                 (0.08)                (1.31)                (0.61)                (0.25)
                                            ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  54.48              $ 116.50              $  61.10              $  50.99
                                            ====================================================================================

TOTAL RETURN (NOT ANNUALIZED)                      (32.96)%               14.05%               (19.75)%              (35.47)%
                                            ====================================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)              $155,258              $273,763              $207,723              $209,078
   Ratio of expenses to average net
     assets+                                         0.25%                 0.25%                 0.15%                 0.20%
   Ratio of net investment income to
     average net assets+                             0.14%                 2.40%                 1.01%                 0.26%
   Portfolio turnover rate++                            9%                    9%                    9%                   11%
--------------------------------------------------------------------------------------------------------------------------------


                                           iSHARES RUSSELL
                                          ------------------
                                              1000 VALUE
                                            INDEX FUND /2/

----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  56.10
                                          ------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.66
   Net realized and unrealized gain
     (loss)                                        0.04
                                          ------------------
Total from investment operations                   0.70
                                          ------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          (0.62)
   Net realized gain                                  -
                                          ------------------
Total distributions                               (0.62)
                                          ------------------
NET ASSET VALUE, END OF PERIOD                 $  56.18
                                          ==================
TOTAL RETURN (NOT ANNUALIZED)                      1.22%
                                          ==================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)            $191,005
   Ratio of expenses to average net
     assets+                                       0.20%
   Ratio of net investment income to
     average net assets+                           1.64%
   Portfolio turnover rate++                          9%


--------------------------------------------------------------------------------

 /1/ For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
 /2/ For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 /3/ For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
  *   Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL HIGHLIGHTS                                            PAGE 165
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    As of March 31, 2001, the iShares Trust (the "Trust") offers 40 investment portfolios or funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

    The funds offered by the Trust, along with their respective Exchange trading symbols are:


iSHARES S&P SERIES                      iSHARES DOW JONES SERIES                iSHARES RUSSELL SERIES
------------------                      ------------------------                ----------------------
 .  iSHARES S&P 100 INDEX FUND           .  iSHARES DOW JONES U.S. TOTAL         .  iSHARES RUSSELL 3000 INDEX
   (OEF)                                   MARKET INDEX FUND (IYY)                 FUND (IWV)
 .  iSHARES S&P 500 INDEX FUND           .  iSHARES DOW JONES U.S. BASIC         .  iSHARES RUSSELL 3000 GROWTH
   (IVV)                                   MATERIALS SECTOR INDEX FUND             INDEX FUND (IWZ)
 .  iSHARES S&P 500/BARRA GROWTH            (IYM)                                .  iSHARES RUSSELL 3000 VALUE
   INDEX FUND (IVW)                     .  iSHARES DOW JONES U.S.                  INDEX FUND (IWW)
 .  iSHARES S&P 500/BARRA VALUE             CONSUMER CYCLICAL SECTOR INDEX       .  iSHARES RUSSELL 2000 INDEX
   INDEX FUND (IVE)                        FUND (IYC)                              FUND (IWM)
 .  iSHARES S&P MIDCAP 400 INDEX         .  iSHARES DOW JONES U.S.               .  iSHARES RUSSELL 2000 GROWTH
   FUND (IJH)                              CONSUMER NON-CYCLICAL SECTOR            INDEX FUND (IWO)
 .  iSHARES S&P MIDCAP 400/BARRA            INDEX FUND (IYK)                     .  iSHARES RUSSELL 2000 VALUE
   GROWTH INDEX FUND (IJK)              .  iSHARES DOW JONES U.S. ENERGY           INDEX FUND (IWN)
 .  iSHARES S&P MIDCAP 400/BARRA            SECTOR INDEX FUND (IYE)              .  iSHARES RUSSELL 1000 INDEX
   VALUE INDEX FUND (IJJ)               .  iSHARES DOW JONES U.S.                  FUND (IWB)
 .  iSHARES S&P SMALLCAP 600 INDEX          FINANCIAL SECTOR INDEX FUND          .  iSHARES RUSSELL 1000 GROWTH
   FUND (IJR)                              (IYF)                                   INDEX FUND (IWF)
 .  iSHARES S&P SMALLCAP 600/BARRA       .  iSHARES DOW JONES U.S.               .  iSHARES RUSSELL 1000 VALUE
   GROWTH INDEX FUND (IJT)                 HEALTHCARE SECTOR INDEX FUND            INDEX FUND (IWD)
 .  iSHARES S&P SMALLCAP 600/BARRA         (IYH)
   VALUE INDEX FUND (IJS)               .  iSHARES DOW JONES U.S.               iSHARES COHEN & STEERS SERIES
 .  iSHARES S&P GLOBAL 100 INDEX            INDUSTRIAL SECTOR INDEX FUND         -----------------------------
   FUND (IOO)                              (IYJ)                                .  iSHARES COHEN & STEERS REALTY
 .  iSHARES S&P EUROPE 350 INDEX         .  iSHARES DOW JONES U.S.                  MAJORS INDEX FUND (ICF)
   FUND (IEV)                              TECHNOLOGY SECTOR INDEX FUND
 .  iSHARES S&P/TSE 60 INDEX FUND           (IYW)                                iSHARES NASDAQ SERIES
   (IKC)                                .  iSHARES DOW JONES U.S.               ---------------------
                                           TELECOMMUNICATIONS SECTOR INDEX      .  iSHARES NASDAQ BIOTECHNOLOGY
                                           FUND (IYZ)                              INDEX FUND (IBB)
                                        .  iSHARES DOW JONES U.S.
                                           UTILITIES SECTOR INDEX FUND          iSHARES GOLDMAN SACHS SERIES
                                           (IDU)                                ----------------------------
                                        .  iSHARES DOW JONES U.S.               .  iSHARES GOLDMAN SACHS
                                           CHEMICALS INDEX FUND (IYD)              TECHNOLOGY INDEX FUND (IGM)
                                        .  iSHARES DOW JONES U.S.
                                           FINANCIAL SERVICES INDEX FUND
                                           (IYG)
                                        .  iSHARES DOW JONES U.S.
                                           INTERNET INDEX FUND (IYV)
                                        .  iSHARES DOW JONES U.S. REAL
                                           ESTATE INDEX FUND (IYR)

    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

--------------------------------------------------------------------------------
PAGE 166                                                                 iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    These financial statements relate to the iShares Russell Series of investment portfolios (each a "Fund", collectively the "Funds"). Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold fewer stocks than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual funds are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended March 31, 2001.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                               PAGE 167
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    From November 1, 2000 to March 31, 2001, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer these losses and treat them as arising in the year ending March 31, 2002.



  ---------------------------------------------
                                       DEFERRED
                                   NET REALIZED
  iSHARES INDEX FUND             CAPITAL LOSSES
  ---------------------------------------------
  Russell 3000                   $      170,537
  Russell 3000 Growth                    22,834
  Russell 3000 Value                     55,803
  Russell 2000                        4,475,365
  Russell 2000 Growth                   989,466
  Russell 2000 Value                    229,709
  Russell 1000                          795,514
  Russell 1000 Growth                    53,104
  Russell 1000 Value                    495,687
  ---------------------------------------------


    At March 31, 2001, the iShares Russell 1000 Value Index Fund had a tax basis net capital loss carryforward of $99,151. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (March 31, 2009), whichever occurs first.

    For the period ended March 31, 2001, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to Fund shareholders, the following gains and (losses) have been reclassified from accumulated net realized gains or losses to paid-in-capital:



  -------------------------------------------
  iSHARES INDEX FUND                   AMOUNT
  -------------------------------------------
  Russell 2000                   $ 40,920,893
  Russell 2000 Growth               1,286,271
  Russell 2000 Value                6,210,862
  Russell 1000                      1,557,276
  Russell 1000 Value               11,158,995
  -------------------------------------------


    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement, that involves a counterparty and IBT (see Note 2). The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

--------------------------------------------------------------------------------
PAGE 168                                                                 iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    The repurchase agreements held by the Funds at March 31, 2001 were fully collateralized by U.S. Government obligations with an interest rate of 6.25%, a maturity date of 10/30/01 and aggregate market values as follows:

  ----------------------------------------
                                 AGGREGATE
                                    MARKET
  iSHARES INDEX FUND                 VALUE
  ----------------------------------------
  Russell 3000                   $ 248,906
  Russell 3000 Growth               10,371
  Russell 3000 Value                31,113
  Russell 2000                     466,699
  Russell 2000 Growth              114,082
  Russell 2000 Value               197,051
  Russell 1000                     114,082
  Russell 1000 Growth               62,227
  Russell 1000 Value               186,680
  ----------------------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

  ---------------------------------------
                                 ADVISORY
  iSHARES INDEX FUND                  FEE
  ---------------------------------------
  Russell 3000                       0.20%
  Russell 3000 Growth                0.25
  Russell 3000 Value                 0.25
  Russell 2000                       0.20
  Russell 2000 Growth                0.25
  Russell 2000 Value                 0.25
  Russell 1000                       0.15
  Russell 1000 Growth                0.20
  Russell 1000 Value                 0.20
  ---------------------------------------

    Investors Bank & Trust Company ("IBT") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                               PAGE 169
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the period ended March 31, 2001, BGIS did not receive any brokerage commissions from the Funds, related to the purchases and sales of portfolio investments.

    Certain of the officers of the Trust are also employees of IBT.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended March 31, 2001, were as follows:

  ---------------------------------------------------------
  iSHARES INDEX FUND                PURCHASES         SALES
  ---------------------------------------------------------
  Russell 3000                   $  5,560,607  $  5,536,702
  Russell 3000 Growth                 491,332       490,057
  Russell 3000 Value                  856,221       855,332
  Russell 2000                    143,815,147   142,975,930
  Russell 2000 Growth               7,576,398     7,513,218
  Russell 2000 Value               12,331,933    11,918,488
  Russell 1000                     21,903,467    21,699,177
  Russell 1000 Growth               9,927,539    10,138,582
  Russell 1000 Value                9,847,180     9,919,194
  ---------------------------------------------------------

    In-kind transactions for the period ended March 31, 2001 were as follows:

  ---------------------------------------------------------
                                      IN-KIND       IN-KIND
  iSHARES INDEX FUND                PURCHASES         SALES
  ---------------------------------------------------------
  Russell 3000                   $468,298,550  $         --
  Russell 3000 Growth              29,578,901            --
  Russell 3000 Value               32,181,579            --
  Russell 2000                    924,002,524   175,207,230
  Russell 2000 Growth             195,100,648     5,858,018
  Russell 2000 Value              281,571,710    24,159,027
  Russell 1000                    273,609,860    23,068,170
  Russell 1000 Growth             261,744,184            --
  Russell 1000 Value              281,224,042    90,948,920
  ---------------------------------------------------------


--------------------------------------------------------------------------------
PAGE 170                                                                 iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    At March 31, 2001 the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:



  ----------------------------------------------------------------------------
                                                                NET UNREALIZED
                               TAX    UNREALIZED    UNREALIZED    APPRECIATION
  iSHARES INDEX FUND          COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
  ----------------------------------------------------------------------------
  Russell 3000        $483,668,066  $ 11,397,861  $(91,720,753) $  (80,322,892)
  Russell 3000
    Growth              31,515,037       253,467    (9,478,232)     (9,224,765)
  Russell 3000 Value    33,366,126     2,220,347    (2,206,983)         13,364
  Russell 2000         840,105,314    26,527,918   (99,950,303)    (73,422,385)
  Russell 2000
    Growth             201,647,133     6,134,894   (40,674,107)    (34,539,213)
  Russell 2000 Value   274,452,156    19,685,376   (10,629,798)      9,055,578
  Russell 1000         263,972,790    14,543,685   (58,614,060)    (44,070,375)
  Russell 1000
    Growth             268,623,121       332,267   (53,022,176)    (52,689,909)
  Russell 1000 Value   206,959,229     5,663,904   (15,742,099)    (10,078,195)
  ----------------------------------------------------------------------------


4.  iSHARES TRANSACTIONS

    At March 31, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in the Statements of Changes in Net Assets.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                               PAGE 171
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    As of March 31, 2001, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at March 31, 2001 and the value of the related collateral were as follows:



  --------------------------------------------
                         VALUE OF     VALUE OF
  iSHARES INDEX FUND   SECURITIES   COLLATERAL
  --------------------------------------------
  Russell 3000        $14,558,944  $15,232,816
  Russell 3000
    Growth              1,879,371    1,949,216
  Russell 3000 Value    1,154,469    1,199,263
  Russell 2000         50,987,970   54,032,706
  Russell 2000
    Growth             11,166,405   11,935,996
  Russell 2000 Value   10,015,169   10,537,147
  Russell 1000         11,949,261   12,367,525
  Russell 1000
    Growth              6,603,771    6,937,449
  Russell 1000 Value    5,858,704    6,072,551
  --------------------------------------------


6.  NEW ACCOUNTING PRONOUNCEMENT

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide are not expected to have a material impact on the net assets of the Funds, or on the presentation of the Funds' financial statements.

--------------------------------------------------------------------------------
PAGE 172                                                                 iSHARES

REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series Funds (the "Funds"), as listed on the table of contents, at March 31, 2001, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 4, 2001

--------------------------------------------------------------------------------
iSHARES REPORT OF INDEPENDENT ACCOUNTANTS                               PAGE 173

TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the income dividends paid by the Funds during the period ended March 31, 2001 qualified for the dividends-received deduction.



  ------------------------------
                      DIVIDENDS-
                       RECEIVED
  iSHARES INDEX FUND  DEDUCTION
  ------------------------------
  Russell 3000          100.00%
  Russell 3000
    Growth              100.00
  Russell 3000 Value     92.55
  Russell 2000           58.03
  Russell 2000
    Growth               88.91
  Russell 2000 Value     60.65
  Russell 1000          100.00
  Russell 1000
    Growth               90.14
  Russell 1000 Value     98.55
  ------------------------------


--------------------------------------------------------------------------------
PAGE 174                                                                 iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED)

The charts below present information about the differences between the daily closing price on secondary markets for shares of each iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The "Closing Price" of each iShares Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences is that timing discrepancies can exist between the NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. EST when the iShares Funds normally calculate NAV. Each Fund normally trades on one or more exchanges until 4:15 p.m. EST. "Price discovery" is a term for the constant flows of information among investors, corporations and financial institutions, and can cause market prices to change and evolve throughout the trading day, even after markets are closed. Price discovery between 4:00 p.m. and 4:15 p.m. EST may result in a difference between the NAV and Closing Price of each Fund.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. These iShares Funds commenced operations on various dates throughout the period, the earliest in May of 2000. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through the date of this report (March 31, 2001).

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. each bar in the chart shows the number of trading days in which the ishares Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

                        iSHARES RUSSELL 3000 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

PREMIUMS/DISCOUNTS  Number of Days

GT 6.00%                 0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        1
GT 0.50%_LT 1.00%       13
LT 0.50%_GT (0.50)%    165
LT (0.50)%_GT (1.00)%    6
LT (1.00)%_GT (1.50)%    2
LT (1.50)%_GT (2.00)%    1
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                        PAGE 175
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                     iSHARES RUSSELL 3000 GROWTH INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

Premiums/
Discounts         Number of Days


      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        1
GT 3.00%_LT 3.50%        1
GT 2.50%_LT 3.00%        1
GT 2.00%_LT 2.50%        7
GT 1.50%_LT 2.00%        8
GT 1.00%_LT 1.50%        7
GT 0.50%_LT 1.00%        8
LT 0.50%_GT (0.50)%     68
LT (0.50)%_GT (1.00)%    7
LT (1.00)%_GT (1.50)%    5
LT (1.50)%_GT (2.00)%    5
LT (2.00)%_GT (2.50)%    4
LT (2.50)%_GT (3.00)%    1
LT (3.00)%_GT (3.50)%    2
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


                     iSHARES RUSSELL 3000 VALUE INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

Premiums/
Discounts          Number of Days


      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        2
GT 0.50%_LT 1.00%        7
LT 0.50%_GT (0.50)%    103
LT (0.50)%_GT (1.00)%    8
LT (1.00)%_GT (1.50)%    3
LT (1.50)%_GT (2.00)%    1
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    1
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


--------------------------------------------------------------------------------
PAGE 176                                                                iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                        iSHARES RUSSELL 2000 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]


PREMIUMS/DISCOUNTS    Number of Days


      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        1
GT 0.50%_LT 1.00%        1
LT 0.50%_GT (0.50)%    171
LT (0.50)%_GT (1.00)%   12
LT (1.00)%_GT (1.50)%    2
LT (1.50)%_GT (2.00)%    0
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    1
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


                     iSHARES RUSSELL 2000 GROWTH INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

PREMIUMS/
Discounts         Number of Days

      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        1
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        2
GT 0.50%_LT 1.00%        8
LT 0.50%_GT (0.50)%    103
LT (0.50)%_GT (1.00)%   10
LT (1.00)%_GT (1.50)%    1
LT (1.50)%_GT (2.00)%    0
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                        PAGE 177
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                     iSHARES RUSSELL 2000 VALUE INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]


Premiums/
Discounts         Number of Days

      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        1
GT 0.50%_LT 1.00%        5
LT 0.50%_GT (0.50)%    114
LT (0.50)%_GT (1.00)%    5
LT (1.00)%_GT (1.50)%    0
LT (1.50)%_GT (2.00)%    0
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0

                        iSHARES RUSSELL 1000 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

Premiums/
Discounts         Number of Days


      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        1
GT 0.50%_LT 1.00%       13
LT 0.50%_GT (0.50)%    169
LT (0.50)%_GT (1.00)%    3
LT (1.00)%_GT (1.50)%    1
LT (1.50)%_GT (2.00)%    1
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


--------------------------------------------------------------------------------
PAGE 178                                                                 iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                     iSHARES RUSSELL 1000 GROWTH INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                   [GRAPH]

Premium/
Discounts          Number of Days


      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        0
GT 1.50%_LT 2.00%        1
GT 1.00%_LT 1.50%        5
GT 0.50%_LT 1.00%       12
LT 0.50%_GT (0.50)%    159
LT (0.50)%_GT (1.00)%    9
LT (1.00)%_GT (1.50)%    1
LT (1.50)%_GT (2.00)%    1
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0

                     iShares Russell 1000 value Index Fund
              Period covered: July 1, 2000 through March 31, 2001

                                   [GRAPH]

Premiums/
Discounts           Number of Days

      GT 6.00%           0

GT 5.50%_LT 6.00%        0
GT 5.00%_LT 5.50%        0
GT4.50%_LT5.00%          0
GT 4 00%_LT 4.50%        0
GT 3.50%_LT 4.00%        0
GT 3.00%_LT 3.50%        0
GT 2.50%_LT 3.00%        0
GT 2.00%_LT 2.50%        1
GT 1.50%_LT 2.00%        0
GT 1.00%_LT 1.50%        0
GT 0.50%_LT 1.00%        3
LT 0.50%_GT (0.50)%    183
LT (0.50)%_GT (1.00)%    1
LT (1.00)%_GT (1.50)%    0
LT (1.50)%_GT (2.00)%    0
LT (2.00)%_GT (2.50)%    0
LT (2.50)%_GT (3.00)%    0
LT (3.00)%_GT (3.50)%    0
LT (3.50)%_GT (4.00)%    0
LT (4.00)%_GT (4.50)%    0
LT (4.50)%_GT (5.00)%    0
LT (5.00)%_GT (5.50)%    0
LT (5.50)%_GT (6.00)%    0
LT (6.00)%               0


--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                        PAGE 179

[LOGO OF iSHARES]       45 Fremont Street     www.ishares.com     1-800-iSHARES

                        San Francisco                             1-800-474-2737

                        94105


ishares are distributed by SEI investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodians, securities lending agent and transfer agent for the iShares Russell Series.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, Nor does this company make any representation regarding the advisability of investing in iShares.

(C) 2000 Barclays Global Investors. All rights reserved. iShares is a servicemark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F01001000

NOT FDIC Insured
Have no bank guarantee
May lose value